1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.   38   ..............................     X
                                  --------                                 -----

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   39   .............................................   X
                   --------                                              -----

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 2000 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i)
_ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037



ALABAMA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust




A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal by investing in a portfolio of high-quality Alabama tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

JANUARY 31, 2000

Contents
Risk/Return Summary                                                1
What are the Fund's Fees and Expenses?                             3
What are the Fund's Investment Strategies?                         4
What are the Principal Securities in Which the Fund Invests?       5
What are the Specific Risks of Investing in the Fund?              6
What Do Shares Cost?                                               6
How is the Fund Sold?                                              7
How to Purchase Shares                                             7
How to Redeem Shares                                               9
Account and Share Information                                      12
Who Manages the Fund?                                              13
Financial Information                                              13

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Alabama Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in high-quality Alabama tax exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular and Alabama state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Alabama state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Shares of Alabama Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.



The graphic presentation displayed here consists of a bar chart representing the annual total returns of Alabama Municipal Cash Trust as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended October 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are:2.71%, 3.67%, 3.16%, 3.30%, 3.16% and
3.06%.





Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were sold without a sales charge (load). The total returns displayed above are based upon NAV.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 0.98% (quarter ended June 30, 1995). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

Average Annual Total Return Table
The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                               Fund
1 Year                                        3.06%
5 Years                                       3.27%
Start of Performance1                         3.17%


1 The Former Fund's start of performance date was December 3, 1993. The Former Fund's 7-Day Net Yield as of December 31, 1999 was 4.25%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

AlabamA Municipal Cash Trust

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption       None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a          None
percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                   None
Exchange Fee                                                                                         None


Annual Fund Operating Expenses (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee2 0.50% Distribution (12b-1) Fee None Shareholder Services Fee3 0.25% Other Expenses 0.16% Total Annual Fund Operating Expenses4 0.91% 1Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October31, 2000.
Total Waiver of Fund Expenses 0.36% Total Actual Annual Fund Operating Expenses (after waivers) 0.55% 2The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October31, 2000.
3The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending October31, 2000.
4For the fiscal year ended October31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Shares were 0.91% and 0.55%, respectively.



Example
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                        $  93
3 Years                                       $ 290
5 Years                                       $ 504
10 Years                                      $1,120



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality Alabama tax exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular and Alabama state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Alabama state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Alabama income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities issued by Alabama issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


Alabama Sector Risks
Since the Fund invests primarily in issuers from Alabama, the Fund may be subject to additional risks compared to funds that invest in multiple states. Alabama's economy continues to experience moderate economic growth and diversification. While the economy continues to experience declines in its traditional manufacturing industries (textiles, apparels and food processing), they have been partially offset by growth in high technology, health and business services, and new durable goods manufacturing.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in Alabama municipal securities.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
n        Establish an account with the investment professional; and

n Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

n Establish your account with the Fund by submitting a completed New Account Form; and

n        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).
  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

n through an investment professional if you purchased Shares through an investment professional; or

n        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

n        Fund Name and Share Class, account number and account registration;

n        amount to be redeemed; and

n        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

n your redemption will be sent to an address other than the address of record;

n your redemption will be sent to an address of record that was changed within the last 30 days; or

n    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

n an electronic transfer to your account at a financial institution that is an ACH member; or

n wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

n        to allow your purchase to clear;

n        during periods of market volatility; or

n when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Account Activity
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Alabama taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

ALABAMA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust




January 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual Report and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1- 202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950
Cusip 60934N260

3090802A (1/00)




Statement of Additional Information



ALABAMA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Alabama Municipal Cash Trust (Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.







January 31, 2000






                   Contents
                   How is the Fund Organized?
                   Securities in Which the Fund Invests
                   How is the Fund Sold?
                   Subaccounting Services
                   Redemption in Kind
                   Massachusetts Partnership Law
                   Account and Share Information
                   Tax Information
                   Who Manages and Provides Services to the Fund?
                   How Does the Fund Measure Performance?
                   Who is Federated Investors, Inc.?
                   Financial Information
                   Investment Ratings
                   Addresses

Cusip 60934N260

3090802B(1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 1, 1993, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS



The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.




SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions



"Inter-fund Borrowing and Lending Arrangements"
The Security Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.


For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Asset Coverage


In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities

     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Fundamental INVESTMENT Objective and PolicY
The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular and Alabama state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Alabama state income tax.



This investment objective and policy may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).


Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI , in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Hubco, Birmingham, Alabama, owned approximately 45,409,775.60 (20.09%) shares; Lynspen &Co, Birmingham, Alabama, owned approximately 48,311,964.34 (21.37%) shares; and Caddell Construction Inc., Montgomery, Alabama, owned approximately 16,964,651.22 (7.51%) shares.



TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES
Under existing Alabama law, distributions made by the Fund will not be subject to Alabama personal income taxes to the extent that such distributions are attributable to interest earned on obligations that would be exempt from Alabama personal income taxes if held directly by shareholders (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Alabama personal income taxes.

Shareholders may exclude from the share value of the Fund, for purposes of the Alabama personal property tax, that portion of the total share value which is attributable to the value of the obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1,2000, the Trust will be comprised of 40 Funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of January _7_, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust             for Past Five Years                                         From Trust          Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the           $0   $0 for the Trust and 54
Birth Date: July 28, 1924       Federated   Fund   Complex;.;   Chairman   and   Trustee,                other investment
Federated Investors Tower       Federated  Investment  Management  Company;  Chairman and                companies in the Fund
1001 Liberty Avenue             Director,    Federated    Investors,    Inc.,   Federated                Complex
Pittsburgh, PA                  Investment  Counseling  and Federated  Global  Investment
CHAIRMAN AND TRUSTEE            Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;       176.77   $113,860.22 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's                Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,                and 54 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);                companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,                Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;      $194.48   $125,264.48 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior                and 54 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,                companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate                Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P. Constantakis++      Director  or  Trustee  of  the  Federated  Fund  Complex;           $0   $47,958.02 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,                Trust and
175 Woodshire Drive             construction,    operations   and   technical    services                29 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                                companies
TRUSTEE                                                                                                  in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund      $134.17   $0 for the Trust and 46
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive                other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business                companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;                Complex
TRUSTEE                         Director,    Iperia   Corp.    (communications/software);
                                formerly:   Director,   Redgate  Communications  and  EMC
                                Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated           $0   $0 for the Trust and 16
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds                other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief                companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,                Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management Company and Federated  Investment  Counseling;
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;      $176.77   $113,860.22 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical                and 54 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -                companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,                Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;      $161.99   $113,860.22 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts                and 54 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust                companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                    Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund      $138.83   $0 for the Trust and 50
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External                other investment
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,                companies in the Fund
Westhampton Beach, NY           communications,  technology  and  consulting).;  formerly                Complex
TRUSTEE                         Management Consultant.




                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;   $20,158.88   $113,860.22 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;                Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael                and 54 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and                companies in the Fund
Pittsburgh, PA                  technical services).                                                     Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;      $176.77   $113,860.22 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                          Trust
4905 Bayard Street                                                                                       and 54 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum                companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                 Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund      $134.17   $0 for the Trust and 48
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.                other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);                companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.                Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.

Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the           $0   $0 for the Trust and 1
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice                other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the                company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated                Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated           $0   $0 for the Trust and 54
Birth Date: October 26, 1938    Fund Complex;  Executive  Vice  President,  Secretary and                other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated                companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment                Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President           $0   $0 for the Trust and 54
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated                other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions                companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated                Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the           $0   $0 for the Trust and 6
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of                other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice                companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and                Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other           $0   $0 for the Trust and 41
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice                other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated                companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment                Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A. Cunningham is Vice President of the Trust.               $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a                other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of                companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as                Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through 1996.
                                Ms.  Cunningham  is a  Chartered  Financial  Analyst  and
                                received  her  M.B.A.   in  Finance  from  Robert  Morris
                                College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.           $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior                other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the                companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.                Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                    $1,050,119                     $944,018             $1,102,550
Advisory Fee Reduction                                   $745,427                     $686,739               $774,067
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $158,358                     $142,377               $166,497
Shareholder Services Fee                                 $504,058                           --                     --


For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                                                                                    Start of Performance on
                               7-Day Period             1 Year         5 Years      December 3, 1993
Total Return                   NA                       2.98%          3.27%        3.16%
Yield                          3.12%                    NA             NA           NA
Effective Yield                3.17%                    NA             NA           NA
Tax-Equivalent Yield           5.63%                    NA             NA           NA
----------------------------------------------------------------------------------------------




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.








TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF ALABAMA

Combined Federal and State
Income Tax Bracket:                       20.00%           33.00%             36.00%           41.00%          44.60%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.25%            1.49%              1.56%            1.69%           1.81%
1.50%                                      1.88%            2.24%              2.34%            2.54%           2.71%
2.00%                                      2.50%            2.99%              3.13%            3.39%           3.61%
2.50%                                      3.13%            3.73%              3.91%            4.24%           4.51%
3.00%                                      3.75%            4.48%              4.69%            5.08%           5.42%
3.50%                                      4.38%            5.22%              5.47%            5.93%           6.32%
4.00%                                      5.00%            5.97%              6.25%            6.78%           7.22%
4.50%                                      5.63%            6.72%              7.03%            7.63%           8.12%
5.00%                                      6.25%            7.46%              7.81%            8.47%           9.03%
5.50%                                      6.88%            8.21%              8.59%            9.32%           9.93%
6.00%                                      7.50%            8.96%              9.38%           10.17%          10.83%
6.50%                                      8.13%            9.70%             10.16%           11.02%          11.73%
7.00%                                      8.75%           10.45%             10.94%           11.86%          12.64%
7.50%                                      9.38%           11.19%             11.72%           12.71%          13.54%
8.00%                                     10.00%           11.94%             12.50%           13.56%          14.44%
8.50%                                     10.63%           12.69%             13.28%           14.41%          15.34%
9.00%                                     11.25%           13.43%             14.06%           15.25%          16.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.









PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54money market funds, including 16 government, 13prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.




Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Alabama Municipal Cash Trust dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.






Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, INC. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


Alabama municipal cash trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PROSPECTUS
Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity by investing in a portfolio of high-quality Arizona tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  7

How to Purchase Shares  8

How to Redeem Shares  9

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Arizona Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Arizona tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Arizona income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Arizona Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 3%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Service Shares start of business through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Service Shares for the calendar year is stated directly at the top of the bar, for the calendar year 1999. The percentage noted is: 2.86 %.

Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.81% (quarter ended December 31, 1999). Its lowest quarterly return was 0.61% (quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.





CALENDAR PERIOD          FUND
1 Year                   2.86%
Start of Performance 1   2.96%


1 The Former Fund's Institutional Service Shares start of performance date was June 10, 1998.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 4.07%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

ARIZONA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee                                                             0.25%
Other Expenses 3                                                                     0.78%
Total Annual Fund
Operating Expenses 4                                                                 1.53%
1 Although not contractually obligated to do so, the adviser expects to waive and reimburse certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers and
Reimbursement of Fund
Expenses                                                                             0.94%
 Total Actual Annual Fund
Operating Expenses (after
waivers and
reimbursements)                                                                      0.59%
2 The adviser expects to voluntarily waive the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
3 The adviser expects to voluntarily reimburse certain operating expenses of the
Fund. The adviser can terminate this anticipated voluntary reimbursement at any time. Other operating expenses paid by the Fund (after the anticipated voluntary reimbursement) are expected to be 0.34% for the fiscal year ending October 31,
2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) for the Former Fund's Shares were 1.53% and 0.58%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $156
3 Years  $483
5 Years  $834
10 Years $1,824




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Arizona tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Arizona income taxes. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Arizona income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Arizona issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



ARIZONA RISKS

Since the Fund invests primarily in issuers from Arizona, the Fund may be subject to additional risks compared to funds that invest in multiple states. Arizona's economy, traditionally focused on agriculture, mining, and real estate has experienced strong diversification into the services and manufacturing sectors. The state also continues to benefit from an extensive tourism industry.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Arizona taxpayers because it invests in Arizona municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Arizona state taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






                                     YEAR            PERIOD
                                    ENDED             ENDED
                               OCTOBER 31,      OCTOBER 31,
                                      1999             1998 1
NET ASSET VALUE, BEGINNING
OF PERIOD                           $ 1.00           $ 1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                 0.03             0.01
LESS DISTRIBUTIONS:
Distributions from net
investment income                    (0.03)           (0.01)
NET ASSET VALUE, END OF
PERIOD                              $ 1.00           $ 1.00
TOTAL RETURN 2                        2.76%            1.28%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                            1.53%            2.53% 4
Net investment income 3               1.78%            1.03% 4
Expenses(after waivers and
reimbursements)                       0.58%            0.32% 4
Net investment
income(after waivers and
reimbursements)                       2.73%            3.24%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                      $33,933          $34,728


1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES



JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as it becomes available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated
 Arizona Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N450



G02372-01 (1/00)

 [Graphic]



Statement of Additional Information



ARIZONA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


institutional service shares


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Service Shares of Arizona Municipal Cash Trust (Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.







JANUARY 31, 2000






                    Contents
                    How is the Fund Organized?
                    Securities in Which the Fund Invests
                    How is the Fund Sold?
                    Subaccounting Services
                    Redemption in Kind
                    Massachusetts Partnership Law
                    Account and Share Information
                    Tax Information
                    Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                    Who is Federated Investors, Inc.?
                    Financial Information
                    Investment Ratings
                    Addresses



Cusip 60934N450

022390 (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 30, 1998, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.








              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.






         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


















Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions




 "Inter-fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate."




     Delayed Delivery Transactions


     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
















     Asset Coverage

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and PolicY
The Fund's investment objective is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

At least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Arizona income taxes.

This investment objective and policy may not be changed by the Fund's Board of Trustees (Board) without shareholder approval.


INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).


Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.




For purposes of the diversification above limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."





Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."



Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.




As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Zions First National Bank., Salt Lake City, Utah owned approximately 10,874,251 Shares (26.25%); Colonial Trust Co. Phoenix, Arizona owned approximately 9,077,278 Shares (21.91%) Helen R. Smith Phoenix, Arizona owned approximately 2,534,750 Shares (6.12%); Norwest Investment Services, Inc. Minneapolis, Minnesota owned approximately 7,937,443 Shares (19.16%); Drain Rauscher Inc. Minneapolis, Minnesota owned approximately 3,144,615 Shares (7.59%);Drain Rauscher Inc. FBO, Phoenix, Arizona owned approximately 2,098,933 Shares (5.07%)




Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES
Under existing Arizona law, distributions made by the Fund will not be subject to Arizona individual or corporate income taxes to the extent that such distributions qualify as exempt-interest dividends under Internal Revenue Code and represent (i) interest income received on obligations of the United Sates or its territories or possessions; and (ii) interest income received on obligations of Arizona or its political subdivisions. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Arizona income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 40 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.





As of January 12, 2000 the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name

Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust             for Past Five Years                                         From Fund           Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the            $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated                 other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,                 companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.   Federated    Investment                 Complex
Pittsburgh, PA                  Counseling  and Federated  Global  Investment  Management

CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.


Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;        $38.60   $116,760.63 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's                 Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,                 and 43 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);                 companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,                 Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

and 54John T. Conroy, Jr.       Director  or  Trustee  of  the  Federated  Fund  Complex;        $42.47   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior                 and 43 other investment
Wood/Commercial Dept.           Vice  President,   John R. Wood  and  Associates,   Inc.,                 companies in the Fund
John R. Wood Associates, Inc.   Realtors;  Partner  or Trustee  in  private  real  estate                 Complex
Realtors                        ventures  in  Southwest  Florida;  formerly:   President,
3255 Tamiami Trail North        Naples Property  Management,  Inc. and Northgate  Village
Naples, FL                      Development Corporation.
TRUSTEE

      Nicholas Constantakis++
Birth Date: September 3, 1939   Director  or  Trustee  of  the  Federated  Fund  Complex;            $0   $73,191.21 for the
175 Woodshire Drive             formerly: Partner, Andersen Worldwide SC.                                 Trust and
Pittsburgh, PA                                                                                            37 other investment
TRUSTEE                                                                                                   companies

                                                                                                          in the Fund Complex


John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund        $38.60   $93,190,48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive                 and 37
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business                 other investment
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;                 companies in the Fund
TRUSTEE                         Director,    Iperia   Corp.    (communications/software);                 Complex

                                formerly:   Director,   Redgate  Communications  and  EMC
                                Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.


J. Christopher Donahue+         President or Executive  Vice  President of the  Federated            $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds                 other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief                 companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,                 Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management  Company;  President  and  Trustee,  Federated

                                Investment Counseling; President and Director,
                                Federated Global Investment Management Corp.;
                                President, Passport Research, Ltd.; Trustee,
                                Federated Shareholder Services Company;
                                Director, Federated Services Company.


Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;        $38.60   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical                 and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -                 companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,                 Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

and 54Peter E. Madden           Director  or  Trustee  of  the  Federated  Fund  Complex;        $29.74   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts                 and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust                 companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                     Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

and 54Charles F. Mansfield,     Director  or  Trustee  of  some  of  the  Federated  Fund        $40.53   $102,573.91 for the
Jr.                             Complex; Management Consultant.                                           Trust and 40
Birth Date: April 10, 1945                                                                                other investment
80 South Road                   Previous   Positions:   Chief  Executive  Officer,   PBTC                 companies in the Fund
Westhampton Beach, NY           International Bank; Partner,  Arthur Young & Company (now                 Complex
TRUSTEE                         Ernst & Young  LLP);  Chief  Financial  Officer of Retail

                                Banking Sector, Chase Manhattan Bank; Senior
                                Vice President, Marine Midland Bank; Vice
                                President, Citibank; Assistant Professor of
                                Banking and Finance, Frank G. Zarb School of
                                Business, Hofstra University.


John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;        $42.47   $128,455.37 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;                 Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael                 and 43 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and                 companies in the Fund
Pittsburgh, PA                  technical services).                                                      Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

and 54Marjorie P. Smuts         Director  or  Trustee  of  the  Federated  Fund  Complex;        $38.60   $116,760.63 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                           Trust
4905 Bayard Street                                                                                        and 43 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum                 companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                  Complex

and 54John S. Walsh++           Director  or  Trustee  of  some  of  the  Federated  Fund        $38.60   $94,536.85 for the Trust
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.                 and 39
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);                 other investment
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.                 companies in the Fund
TRUSTEE                         (distributor   of   portable    construction    heaters);                 Complex

                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.


Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the            $0   $0 for the Trust and 42
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice                 other investment

Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the                 company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated                 Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.


John W. McGonigle               Executive  Vice  President and Secretary of the Federated            $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive  Vice  President,  Secretary and                 other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated                 companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment                 Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President            $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated                 other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions                 companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated                 Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the            $0   $0 for the Trust and 41

Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of                 other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice                 companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and                 Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT


William D. Dawson, III          Chief  Investment  Officer of this Fund and various other            $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice                 other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated                 companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment                 Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;

                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A. Cunningham is Vice President of the Trust.                $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a                 other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of                 companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as                 Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 until 1996.
                                Ms.  Cunningham  is a  Chartered  Financial  Analyst  and
                                received  her  M.B.A.   in  Finance  from  Robert  Morris
                                College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.            $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior                 other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the                 companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.                 Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees, on October 1,1999.
  He did not receive any fees as of the fiscal year end of the Fund.




INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent Auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.





FEES PAID BY THE FUND FOR SERVICES


For the Year Ended October 31               1999                         1998*
Advisory Fee Earned                     $157,652                      $24,043
Advisory Fee Reduction                  $157,652                      $24,043
Brokerage Commissions                         $0                           $0
Administrative Fee                      $125.000                      $48,973
Shareholder Services Fee
     Institutional Service Shares        $78.826                           --


* From the Fund's inception (June 10, 1998) to October 31, 1998.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                                                                        Start of Performance on
                                   7-Day Period           1 Year        June 10, 1998
Institutional Service Shares

Total Return                       NA                     2.76 %        2.91 %
Yield                              3.02 %                 NA            NA
Effective Yield                    3.06 %                 NA            NA
Tax-Equivalent Yield               5.00 %                 NA            NA

--------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.



TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF ARIZONA




Combined Federal and State
Income Tax Bracket:                       18.74%           32.72%             35.72%           41.04%          44.64%
----------------------------------------------------------------------------------------------------------------------

Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.23%            1.49%              1.56%            1.70%           1.81%
1.50%                                      1.85%            2.23%              2.33%            2.54%           2.71%
2.00%                                      2.46%            2.97%              3.11%            3.39%           3.61%
2.50%                                      3.08%            3.72%              3.89%            4.24%           4.52%
3.00%                                      3.69%            4.46%              4.67%            5.09%           5.42%
3.50%                                      4.31%            5.20%              5.44%            5.94%           6.32%
4.00%                                      4.92%            5.95%              6.22%            6.78%           7.23%
4.50%                                      5.54%            6.69%              7.00%            7.63%           8.13%
5.00%                                      6.15%            7.43%              7.78%            8.48%           9.03%
5.50%                                      6.77%            8.17%              8.56%            9.33%           9.93%
6.00%                                      7.38%            8.92%              9.33%           10.18%          10.84%
6.50%                                      8.00%            9.66%             10.11%           11.02%          11.74%
7.00%                                      8.61%           10.40%             10.89%           11.87%          12.64%
7.50%                                      9.23%           11.15%             11.67%           12.72%          13.55%
8.00%                                      9.84%           11.89%             12.45%           13.57%          14.45%
8.50%                                     10.46%           12.63%             13.22%           14.42%          15.35%
9.00%                                     11.08%           13.38%             14.00%           15.26%          16.26%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions

PERFORMANCE COMPARISONS
                    Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
Publishes                                                      annualized yields
                                                               of money market
                                                               funds weekly.
                                                               Donoghue's Money
                                                               Market Insight
                                                               publication
                                                               reports monthly
                                                               and
                                                               12-month-to-date
                                                               investment
                                                               results for the
                                                               same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of

                                                        Americans.


Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 eurodenominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.




The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment
                                                Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.

Fisher, President, Institutional Sales Division, Federated Securities Corp.




Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by
       Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Arizona Municipal Cash Trust dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.





Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.



MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG
rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, INC. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


Arizona municipal cash trust

                                     Institutional Service Shares


                                                       Federated Investors Funds
                                                            5800 Corporate Drive
                                                       Pittsburgh, PA 15237-7000


Distributor
                                                      Federated Securities Corp.
                                                       Federated Investors Tower
                                                             1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779


Investment Adviser
                                         Federated Investment Management Company
                                                       Federated Investors Tower
                                                             1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779


Custodian
                                             State Street Bank and Trust Company
                                                                   P.O. Box 8600
                                                           Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
                                          Federated Shareholder Services Company
                                                                   P.O. Box 8600
                                                           Boston, MA 02266-8600


Independent Auditors
                                                               Ernst & Young LLP
                                                            200 Clarendon Street
                                                           Boston, MA 02116-5072






PROSPECTUS


California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal by investing in a portfolio of high-quality California tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents
Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which the
Fund Invests?                                             5
What are the Specific Risks of Investing in the Fund?     5
What Do Shares Cost?                                      6
How is the Fund Sold?                                     6
How to Purchase Shares                                    7
How to Redeem Shares                                      8
Account and Share Information                            10
Who Manages the Fund?                                    10
Financial Information                                    11


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 31, 2000

Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


California Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?

The Fund invests in high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



Risk/Return Bar Chart and Table

The Bar Chart and Performance table below reflect historical performance data for Institutional Service Shares of California Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

                              [GRAPH APPEARS HERE]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.35% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarters ended March 31, 1993 and March 31,
1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                             Fund
1 Year                                                       2.77%
5 Years                                                      3.11%
Start of Performance/1/                                      3.34%

1 The Former Fund's Institutional Service Shares start of performance date was
  April 3, 1989.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.83%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering None
 price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                    None
Exchange Fee                                                                                                          None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                      0.50%
Distribution (12b-1) Fee                                                                                             None
Shareholder Services Fee                                                                                             0.25%
Other Expenses                                                                                                       0.16%
Total Annual Fund Operating Expenses/3/                                                                              0.91%

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

  Total Waivers of Fund Expenses                                   0.41%
  Total Actual Annual Fund Operating Expenses (after waivers)      0.50%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending October 31, 2000.

3 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Service Shares were 0.91% and 0.50%, respectively.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Calendar Period                                                 Fund
1 Year                                                       $     93
3 Years                                                      $    290
5 Years                                                      $    504
10 Years                                                     $  1,120



What are the Fund's Investment Strategies?


The Fund invests its assets in a portfolio of high- quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?




TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


INTEREST RATE RISKS


Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990's (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

  NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?


The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail customers of financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares


You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL


 .   Establish an account with the investment professional; and
 .   Submit your purchase order to the investment professional before 1:00
    (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUND


 .   Establish your account with the Fund by submitting a completed New
    Account Form; and

 .   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or
 Group Number

 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


How to Redeem Shares

You should redeem Shares:

 .   through an investment professional if you purchased Shares through an investment professional; or
 .   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND


By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.


If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.


  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .   Fund Name and Share Class, account number and account registration;
 .   amount to be redeemed; and
 .   signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;
 .   your redemption will be sent to an address of record that was changed within the last 30 days; or
 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the
account was opened:      . an electronic transfer to your account at a financial
institution that
    is an ACH member; or

 .   wire payment to your account at a domestic commercial bank that is a
    Federal Reserve System member.


Redemption in Kind


Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM


You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates


The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY


You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?


The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                    1999             1998            1997            1996            1995
Net Asset Value, Beginning of Period                  $   1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
Income From Investment Operations:
Net investment income                                     0.03            0.03            0.03            0.03            0.03
Net realized loss on investment                                                                                          (0.01)
 TOTAL FROM INVESTMENTOPERATIONS                          0.03            0.03            0.03            0.03            0.02
Capital Contributions                                                                                                     0.01
Less Distributions:
Distributions from net investment income                 (0.03)          (0.03)          (0.03)          (0.03)          (0.03)
Net Asset Value, End of Period                        $   1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
Total Return/1/                                           2.71%           3.05%           3.19%           3.22%           3.37%

Ratios to Average Net Assets:
Expenses/2/                                               0.91%           0.93%           0.95%           1.11%           1.09%
Net investment income/2/                                  2.27%           2.56%           2.64%           2.55%           2.83%
Expenses (after waivers)                                  0.50%           0.50%           0.46%           0.49%           0.59%
Net investment income (after waivers)                     2.68%           2.99%           3.13%           3.17%           3.33%
Supplemental Data:
Net assets, end of period (000 omitted)               $482,813        $363,202        $234,764        $132,159         $96,534



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.


[FEDERATED LOGO]
WORLD-CLASS INVESTMENT MANAGER

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust


INSTITUTIONAL SERVICE SHARES

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and SemiAnnual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[FEDERATED LOGO]
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950

Cusip 60934N351

G00329-01-SS (1/00)


Federated is a registered mark of Federated Investors, Inc.
2000 (C) Federated Investors, Inc.    [RECYCLED LOGO]


PROSPECTUS




PROSPECTUS

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal by investing in a portfolio of high-quality California tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            5
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                    9
Who Manages the Fund?                                           10
Financial Information                                           10

-------------------
 NOT FDIC INSURED

 MAY LOSE VALUE

 NO BANK GUARANTEE
-------------------

JANUARY 31, 2000


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

California Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The Bar Chart and Performance table below reflect historical performance data for Institutional Shares of California Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999. The percentages noted are: 3.47%, 3.23% and 3.03%


Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.90% (quarter ended June 30, 1997). Its lowest quarterly return was 0.68% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.


Calendar Period                                Fund
----------------------------------------------------
1 Year                                         3.03%
----------------------------------------------------
Start of Performance/1/                        3.28%
----------------------------------------------------

1 The Former Fund's Institutional Shares start of performance date was March 4, 1996.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.08%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,
 as applicable)                                                                                                       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
 offering price)                                                                                                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                    None
Exchange Fee                                                                                                          None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                                                     0.50%
Distribution (12b-1) Fee                                                                                              None
Shareholder Services Fee3                                                                                             0.25%
Other Expenses                                                                                                        0.16%
Total Annual Fund Operating Expenses4                                                                                 0.91%


1 Although not contractually obligated to do so, the adviser and shareholder service provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

   Total Waivers of Fund Expenses                                          0.66%
   Total Actual Annual Fund Operating Expenses (after waivers)             0.25%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending October 31, 2000.


3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.

4 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Shares were 0.91% and 0.25%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Calendar Period                                 Fund
------------------------------------------------------
1 Year                                          $   93
------------------------------------------------------
3 Years                                         $  290
------------------------------------------------------
5 Years                                         $  504
------------------------------------------------------
10 Years                                        $1,120
------------------------------------------------------


What are the Fund's Investment Strategies?

The Fund invests its assets in a portfolio of high- quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal
Securities in Which the
Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS


The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


CALIFORNIA SECTOR RISKS

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990's (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

  NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 1:00
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and

 .  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                                 1999            1998            1997          1996/1/
Net Asset Value, Beginning of Period               $  1.00         $  1.00         $  1.00       $  1.00
Income From Investment Operations:
Net investment income                                 0.03            0.03            0.03          0.02
Less Distributions:
Distributions from net investment income             (0.03)          (0.03)          (0.03)        (0.02)
Net Asset Value, End of Period                     $  1.00         $  1.00         $  1.00       $  1.00
Total Return2                                         2.97%           3.31%           3.44%         2.24%

Ratios to Average Net Assets:
Expenses3                                             0.91%           0.92%           0.95%         1.10%/4/
Net investment income3                                2.27%           2.58%           2.71%         2.43%/4/
Expenses (after waivers)                              0.25%           0.25%           0.21%         0.20%/4/
Net investment income (after waivers)                 2.93%           3.25%           3.45%         3.33%/4/
Supplemental Data:
Net assets, end of period (000 omitted)            $74,370         $41,574         $41,956       $20,089

1 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



Notes


Notes


Notes



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and SemiAnnual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[LOGO OF FEDERATED INVESTORS]

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950
Cusip 60934N369

G00300-01-IS (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.


[RECYCLED PAPER LOGO]


[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manager(R)

California
Municipal Cash
Trust

A Portfolio of Money Market
Obligations Trust

INSTITUTIONAL SHARES

JANUARY 31, 2000

P R O S P E C T U S



STATEMENT OF ADDITIONAL INFORMATION

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for California Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses

Cusip 60934N351

Cusip 60934N369


G00329-02(1/00)



How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 30, 1994, will be reorganized as a portfolio of the Trust on February 1, 2000.


The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Tax Exempt Securities

  Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

       Private Activity Bonds

       Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

       The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

     Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Asset Coverage

  In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities.

  U.S. Treasury Securities

  U.S. Treasury securities are direct obligations of the federal government of the United States.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  Bank Instruments

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.


  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


INVESTMENT RATINGS

Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.


This investment objective and policy may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commmodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Union Bank of California Omnibus Sweep Acct., San Diego, CA, owned approximately 17,566,881 shares (18.51%); Cupertino National Bank & Trust Co., Palo Alto, CA, owned approximately 13,569,473 shares (14.30%); Santa Monica Bank, Santa Monica, CA, owned approximately 11,553.901 shares (12.17%); Fiduciary Trust Co. International, New York, NY, owned approximately 11,371,250 shares (11.98%); Borel Bank & Trust, San Mateo, CA, owned approximately 10,323,346 shares (10.88%); Bank of Stockton, Stockton, CA, owned approximately 6,350,677 shares (6.69%); and Bank of Marin, Novato, CA owned approximately 5,121,859 shares (5.40%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Capital Network Services Inc., San Francisco, CA, owned approximately 78,622,625 shares (14.81%); Piper Jaffray Inc., Minneapolis, MN, owned approximately 77,702,202 shares (14.64%); UBS AG, New York, NY, owned approximately 51,716,534 shares (9.74%); Naidot & Co., Woodbridge, NJ, owned approximately 35,723,100 shares (6.73%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



Name
Birth Date                                                                                  Aggregate      Total Compensation
Address                         Principal Occupations                                       Compensation   From Trust and
Position With Trust             for Past Five Years                                         From Fund      Fund Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the             $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated                  other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,                  companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.,   Federated   Investment                  Complex
Pittsburgh, PA                  Counseling  and Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

---------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;        $315.29   $116,760.63 for the Trust
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's                  and 43 other investment
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,                  companies  in the Fund
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);                  Complex
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

---------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;        $346.85   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior                  and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,                  companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate                  Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

---------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis++      Director  or  Trustee  of  the  Federated  Fund  Complex;             $0   $73,191.21 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,                  Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);                  37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                                  companies
TRUSTEE                                                                                                    in the Fund Complex

---------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund        $241.87   $93,190.48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive                  and 37 other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business                  companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;                  Complex
TRUSTEE                         Director, Iperia Corp (communications/software);
                                formerly: Director, Redgate Communications and
                                EMC Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

---------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+         President or Executive  Vice  President of the  Federated             $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds                  other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief                  companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,                  Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management Company and Federated  Investment  Counseling;
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.

---------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;        $315.29   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical                  and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -                  companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,                  Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

---------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;        $289.85   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts                  and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust                  companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                      Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

---------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund        $250.84   $102,573.91 for the Trust
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External                  and 40 other investment
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,                  companies in the Fund
Westhampton Beach, NY           communications,   technology  and  consulting);  formerly                  Complex
TRUSTEE                         Management Consultant.


                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

---------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;        $339.50   $128,455.37 for the Trust
S.J.D.#                         President,    Law   Professor,    Duquesne    University;                  and 43 other investment
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael                  companies in the Fund
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and                  Complex
Pittsburgh, PA                  technical services).
TRUSTEE

                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

---------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;        $315.29   $116,760.63 for the Trust
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                            and 43 other investment
4905 Bayard Street                                                                                         companies in the Fund
Pittsburgh, PA                                                                                             Complex
TRUSTEE                         Previous  Positions:   National  Spokesperson,   Aluminum
                                Company of America; television producer;
                                business owner.

---------------------------------------------------------------------------------------------------------------------------------
John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund        $241.87   $94,536.85 for the Trust
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.                  and 39 other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);                  companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.                  Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.

---------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the             $0   $0 for the Trust and 42
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice                  other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the                  company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated                  Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

---------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle               Executive  Vice  President and Secretary of the Federated             $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive Vice President,  Secretary,  and                  other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated                  companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment                  Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

---------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President             $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated                  other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions                  companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated                  Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

---------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher               President  or Vice  President of some of the Funds in the             $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of                  other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice                  companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and                  Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

---------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III          Chief  Investment  Officer of this Fund and various other             $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice                  other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated                  companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment                  Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

---------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.             $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a                  other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of                  companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as                  Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through  1996.  Ms.  Cunningham is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

---------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.             $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior                  other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the                  companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.                  Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.




* An asterisk denotes Trustee who is deemed to be an interested person as defined in the 1940 Act.


# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++ Nicholas P. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended October 31                         1999                                   1998                   1997
Advisory Fee Earned                                   $2,488,373                             $1,757,809             $1,047,530
Advisory Fee Reduction                                $2,053,851                              1,496,779              1,026,075
Brokerage Commissions                                 $        0                                      0                      0
Administrative Fee                                    $  375,247                                265,101                167,256
Shareholder Services Fee
 Institutional Shares                                 $        0                                    ---                     --
 Institutional Service Shares                         $1,086,577                                    ---                     --


Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.


                                                                                                               Start of Performance
                                                 7-Day Period                   1 Year          5 Years        on March 4, 1996
Institutional Shares
Total Return                                                                      2.97%             NA                       3.27%
Yield                                                    3.09%
Effective Yield                                          3.14%
Tax-Equivalent Yield                                     6.05%

                                                 7-Day Period                   1 Year          5 Years        Start of Performance
                                                                                                               on April  3, 1989
Institutional Service Shares
Total Return                                                                      2.71%           3.11%                      3.34%
Yield                                                    2.84%
Effective Yield                                          2.88%
Tax-Equivalent Yield                                     5.56%



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLES

Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2000 - STATE OF CALIFORNIA

Combined Federal and State
Income Tax Bracket:                        23.00%             37.30%              40.30%               45.30%           48.90%
-----------------------------------------------------------------------------------------------------------------------------
Single Return                          $1-26,250     $26,251-63,550     $63,551-132,600     $132,601-288,350     Over 288,350
Tax Exempt Yield:                      Taxable Yield Equivalent:
1.00%                                       1.30%              1.59%               1.68%                1.83%            1.96%
1.50%                                       1.95%              2.39%               2.51%                2.74%            2.94%
2.00%                                       2.60%              3.19%               3.35%                3.66%            3.91%
2.50%                                       3.25%              3.99%               4.19%                4.57%            4.89%
3.00%                                       3.90%              4.78%               5.03%                5.48%            5.87%
3.50%                                       4.55%              5.58%               5.86%                6.40%            6.85%
4.00%                                       5.19%              6.38%               6.70%                7.31%            7.83%
4.50%                                       5.84%              7.18%               7.54%                8.23%            8.81%
5.00%                                       6.49%              7.97%               8.38%                9.14%            9.78%
5.50%                                       7.14%              8.77%               9.21%               10.05%           10.76%
6.00%                                       7.79%              9.57%              10.05%               10.97%           11.74%
6.50%                                       8.44%             10.37%              10.89%               11.88%           12.72%
7.00%                                       9.09%             11.16%              11.73%               12.80%           13.70%
7.50%                                       9.74%             11.96%              12.56%               13.71%           14.68%
8.00%                                      10.39%             12.76%              13.40%               14.63%           15.66%
8.50%                                      11.04%             13.56%              14.24%               15.54%           16.63%
9.00%                                      11.69%             14.35%              15.08%               16.45%           17.61%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


Taxable Yield Equivalent for 2000 - STATE OF CALIFORNIA
Combined Federal and State
Income Tax Bracket:                       21.00%              37.30%               40.30%               45.30%           48.90%
------------------------------------------------------------------------------------------------------------------------------
Joint Return                          $1-43,850     $43,851-105,950     $105,951-161,450     $161,451-288,350     Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.27%               1.59%                1.68%                1.83%            1.96%
1.50%                                      1.90%               2.39%                2.51%                2.74%            2.94%
2.00%                                      2.53%               3.19%                3.35%                3.66%            3.91%
2.50%                                      3.16%               3.99%                4.19%                4.57%            4.89%
3.00%                                      3.80%               4.78%                5.03%                5.48%            5.87%
3.50%                                      4.43%               5.58%                5.86%                6.40%            6.85%
4.00%                                      5.06%               6.38%                6.70%                7.31%            7.83%
4.50%                                      5.70%               7.18%                7.54%                8.23%            8.81%
5.00%                                      6.33%               7.97%                8.38%                9.14%            9.78%
5.50%                                      6.96%               8.77%                9.21%               10.05%           10.76%
6.00%                                      7.59%               9.57%               10.05%               10.97%           11.74%
6.50%                                      8.23%              10.37%               10.89%               11.88%           12.72%
7.00%                                      8.86%              11.16%               11.73%               12.80%           13.70%
7.50%                                      9.49%              11.96%               12.56%               13.71%           14.68%
8.00%                                     10.13%              12.76%               13.40%               14.63%           15.66%
8.50%                                    10.765               13.56%               14.24%               15.54%           16.63%
9.00%                                     11.39%              14.35%               15.08%               16.45%           17.61%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 . Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds     In the government
sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these
maturity ranges.      Money Market Funds     In the money market sector,
Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.


Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, SHORT-TERM MUNICIPAL OBLIGATION RATINGS


Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

CALIFORNIA MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





PROSPECTUS
Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the Connecticut dividend and interest income tax consistent with stability of principal by investing in a portfolio of high-quality Connecticut tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12



Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the Connecticut dividend and interest income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Connecticut tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Connecticut dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations
(AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.41%, 3.73%, 2.45%, 1.91%,
 2.33%, 3.34%, 2.94%, 3.05%, 2.90%. and 2.70%.




The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Connecticut Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were sold without a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.34% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD   FUND
1 Year            2.70%
5 Years           2.99%
10 Years          3.07%


The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.64%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

CONNECTICUT MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                  None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.15%
Total Annual Fund Operating Expenses 4                                               0.90%
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund Expenses                                                      0.30%
 Total Actual Annual Fund Operating Expenses (after waivers)                         0.60%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending October 31, 2000. 3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October 31, 2000. 4 For the fiscal year ended October 31,
1999, prior to the reorganization of the Former Fund as a portfolio of the
Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund
Operating Expenses (after waivers) for the Former Fund's Institutional Service
Shares were 0.90% and 0.60%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $     92
3 Years  $    287
5 Years  $    498
10 Years $  1,108




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Connecticut tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Connecticut dividend and interest income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).



The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and Connecticut dividend and interest income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.



Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Connecticut issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



CONNECTICUT SECTOR RISKS

Since the Fund invests primarily in issuers from Connecticut, the Fund may be subject to additional risks compared to funds that invest in multiple states. Connecticut's economy is relatively diversified across services industries (such as insurance and finance), retail and wholesale trade, and manufacturing (concentrated in defense and transportation). These sectors were adversely impacted by the recession of the early 1990s; however, Connecticut's rate of economic growth has improved and is almost on track with the national average. In addition, the state's extraordinary wealth and resources continue to be a source of credit strength.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Connecticut taxpayers because it invests in Connecticut municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Connecticut taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.64%        2.98%        3.01%        3.02%        3.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.90%        0.89%        0.91%        0.92%        0.90%
Net investment income 2                        2.30%        2.64%        2.66%        2.65%        2.96%
Expenses (after waivers)                       0.60%        0.60%        0.60%        0.60%        0.60%
Net investment income (after waivers)          2.60%        2.93%        2.97%        2.97%        3.26%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $279,135     $339,567     $271,316     $227,089     $184,718


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Connecticut Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N559



9101004A-SS (1/00)

 [Graphic]



Statement of Additional Information



CONNECTICUT MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


institutional Service Shares




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Connecticut Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





january 31, 2000






                        Contents
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Financial Information
                        Investment Ratings
                        Addresses


Cusip 60934N559


9101004B-SS (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 1, 1989, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions



     Inter-fund Borrowing and Lending Arrangements
     The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.




     Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.




     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The Fund's investment objective is to provide current income exempt from federal regular income tax and the Connecticut dividend and interest income tax consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Connecticut dividend and interest income tax.

This investment objective and policy may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS


Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).


Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.




Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
                                                   "concentration."


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: First Union National Bank, Charlotte, North Carolina, owned approximately 54,310,788 shares (18.96%); Fleet Securities Corp., Rochester, New York, owned approximately 17,247,105 shares (6.02%); and The Chase Manhattan Bank NA, Rochester, New York, owned approximately 15,060,601 shares (5.26%).


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


state TAXes
Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations issued by the district, or similar public entity created under the laws of the State of Connecticut, and
(ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut individual income taxes.
  Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a taxpayer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes. All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's
                                                          Adviser.

                                                 As of January 7, 2000, the
Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                   Aggregate          Total Compensation
Address                         Principal Occupations                                        Compensation       From Trust and Fund
Position With Trust             for Past Five Years                                          From Fund          Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the            $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated                 other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,                 companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.,   Federated   Investment                 Complex
Pittsburgh, PA                  Counseling  and Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;       $266.42   $116,760.63 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's                 Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,                 and 43 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);                 companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,                 Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;       $293.10   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior                 and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,                 companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate                 Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P. Constantakis++      Director  or  Trustee  of  the  Federated   Fund  Complex;            $0  $73,191.21 for the
Birth Date: September 3, 1939   Director,    Michael   Baker   Corporation   (engineering,                Trust and
175 Woodshire Drive             construction,    operations   and   technical   services);                37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                                 companies
TRUSTEE                                                                                                   in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund       $197.90   $93,190.48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive                 and 37 other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business                 companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;                 Complex
TRUSTEE                         Director, Iperia Corp (communications/software);
                                formerly: Director, Redgate Communications and
                                EMC Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated            $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds                 other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief                 companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,                 Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management Company and Federated  Investment  Counseling;
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;       $266.42   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical                 and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -                 companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,                 Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;       $242.85   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts                 and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust                 companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                     Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund       $204.29   $102,573.91 for the
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External                 Trust and 40
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,                 other investment
Westhampton Beach, NY           communications,   technology  and  consulting);  formerly                 companies in the Fund
TRUSTEE                         Management Consultant.                                                    Complex

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;       $286.24   $128,455.37 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;                 Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael                 and 43 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and                 companies in the Fund
Pittsburgh, PA                  technical services).                                                      Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;       $266.42   $116,760.63 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                           Trust
4905 Bayard Street                                                                                        and 43 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum                 companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                  Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund       $197.90   $94,536.85 for the Trust
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.                  and 39 other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);                 companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.                 Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.

Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the            $0   $0 for the Trust and 42
Birth Date: October 22, 1930    Federated   Fund  Complex;   President,   Executive  Vice                 other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the                 company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated                 Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated            $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive Vice President,  Secretary,  and                 other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated                 companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment                 Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President            $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated                 other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions                 companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated                 Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the            $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of                 other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice                 companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and                 Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other            $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice                 other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated                 companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment                 Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.            $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a                 other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of                 companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as                 Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through  1996.  Ms.  Cunnin gham is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.            $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior                 other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the                 companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.                 Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.

* An asterisk denotes Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Nicholas P. Constantakis became a member of the Board on October 1, 1999.
He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31            1999      1998          1997
Advisory Fee Earned                $1,600,781$1,625,027    $1,319,478
Advisory Fee Reduction                610,335   595,412       518,584
Brokerage Commissions                       0         0             0
Administrative Fee                    241,398   245,077       199,252
Shareholder Services Fee              448,219   455,008


For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.



                               7-Day Period             1 Year         5 Years       Start of Performance on
                                November 1, 1989
Institutional Service
Shares
Total Return                            NA                2.64%          2.99%                  3.13%
Yield                                  2.79%                NA             NA                    NA
Effective Yield                        2.83%                NA             NA                    NA
Tax-Equivalent Yield                   4.99%                NA             NA                    NA

-----------------------------------------------------------------------------------------------------------------




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



Taxable Yield Equivalent for 2000 - STATE OF CONNECTICUT



Tax Bracket:
     Federal                              15.00%           28.00%             31.00%           36.00%          39.60%

Combined Federal and State:               19.50%           32.50%             35.50%           40.50%          44.10%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.24%            1.48%              1.55%            1.68%           1.79%
1.50%                                      1.86%            2.22%              2.33%            2.52%           2.68%
2.00%                                      2.48%            2.96%              3.10%            3.36%           3.58%
2.50%                                      3.11%            3.70%              3.88%            4.20%           4.47%
3.00%                                      3.73%            4.44%              4.65%            5.04%           5.37%
3.50%                                      4.35%            5.19%              5.43%            5.88%           6.26%
4.00%                                      4.97%            5.93%              6.20%            6.72%           7.16%
4.50%                                      5.59%            6.67%              6.98%            7.56%           8.05%
5.00%                                      6.21%            7.41%              7.75%            8.40%           8.94%
5.50%                                      6.83%            8.15%              8.53%            9.24%           9.84%
6.00%                                      7.45%            8.89%              9.30%           10.08%          10.73%
6.50%                                      8.07%            9.63%             10.08%           10.92%          11.63%
7.00%                                      8.70%           10.37%             10.85%           11.76%          12.52%
7.50%                                      9.32%           11.11%             11.64%           12.61%          13.42%
8.00%                                      9.94%           11.85%             12.40%           13.45%          14.31%
8.50%                                     10.56%           12.59%             13.18%           14.29%          15.21%
9.00%                                     11.18%           13.33%             13.95%           15.13%          16.10%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to
   certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated, with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.




Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



Institutional Clients
Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.




Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.





FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.




Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.



MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, INC. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


connecticut Municipal cash trust

Institutional Service Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PROSPECTUS

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax by investing in a portfolio of high-quality Florida tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the Fund Invests?  5
What are the Specific Risks of Investing in the Fund?  6
What Do Shares Cost?  6
How is the Fund Sold?  7
How to Purchase Shares  7
How to Redeem Shares  9
Account and Share Information  11
Who Manages the Fund?  12
Financial Information  12


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


Florida Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Florida tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Cash II Shares of Florida Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of Florida Municipal Cash Trust as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 3% . The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended October 31, 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999. The percentages noted are: 2.95%, 2.97%, 2.74% and 2.61%.


Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Cash II Shares total returns on a calendar year-end basis.

The Former Fund's Cash II Shares were sold without a sales charge (load). The total returns displayed above are based upon NAV.

Within the period shown in the Chart, the Former Fund's Cash II Shares highest quarterly return was 0.77% (quarter ended June 30, 1997). Its lowest quarterly return was 0.56% (quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD          FUND
1 Year                   2.61%
Start of Performance 1   2.83%

1 The Former Fund's Cash II Shares start of performance date was November 27, 1995.

The Former Fund's Cash II Shares 7-Day Net Yield as of December 31, 1999 was 3.76%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.


SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1 Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee                                                             0.25%
Other Expenses                                                                       0.20%
Total Annual Fund
Operating Expenses 4                                                                 1.10%
1 Although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts during the fiscal year ending October 31, 2000.
These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund
Expenses                                                                             0.24%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.86%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending October 31, 2000.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-
1) fee. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending
October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Cash II Shares were 1.10% and 0.86%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are BEFORE WAIVERS as estimated in the table below and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   $    112
2 Years  $    350
5 Years  $    606
10 Years $  1,340


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Florida tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and the Florida intangibles tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Florida issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


FLORIDA SECTOR RISKS

Since the Fund invests primarily in issuers from Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in Florida municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Florida intangibles tax to the extent they are derived from interest on obligations exempt from the Florida intangibles tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                          1999         1998        1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.02         0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.02)       (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                 2.53%        2.83%       2.94%       2.80%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                     1.10%        1.04%       1.04%       1.09%  4
Net investment income 3                        2.28%        2.64%       2.64%       2.64%  4
Expenses (after waivers)                       0.86%        0.85%       0.80%       0.65%  4
Net investment income (after waivers)          2.52%        2.83%       2.88%       3.07%  4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $216,926      $71,839     $62,756     $31,824

1 Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.


[Graphic]
Federated
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

PROSPECTUS


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.


[Graphic]
Federated
Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N344


G00537-02-CII (1/00)

[Graphic]



PROSPECTUS
Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax by investing in a portfolio of high-quality Florida tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



Florida Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Florida tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE



The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Florida Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Florida Municipal Cash Trust as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended October 31, 999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999, The percentages noted are: 3.59%, 3.13%, 3.23%, 3.01% and 2.87%.


Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were sold without a sales charge (load). The total returns displayed above are based upon NAV.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.62% (quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.87%
5 Years                  3.17%
Start of Performance 1   3.18%


1 The Former Fund's Institutional Shares start of performance date was September 21, 1994.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.02%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




SHAREHOLDER FEES
        Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred
Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee 3                                                            0.25%
Shareholder Services Fee 4                                                            0.25%
Other Expenses                                                                        0.20%
Total Annual Fund
Operating Expenses 5                                                                  1.10%
1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund Expenses                                                        0.52%
 Total Actual Annual Fund Operating Expenses (after waivers)                          0.58%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending October 31, 2000. 3 The distributor does not expect to accrue or charge its distribution (12b-1) fee of
0.25% during the fiscal year ending October 31, 2000. The distributor can accrue its fee, and thereby terminate this anticipated voluntary waiver of the distribution (12b-1) fee, at any time. The distribution (12b-1) fee paid by the
Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000. 4 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Shares (after the anticipated voluntary waiver) is expected to be
0.19% for the fiscal year ending October 31, 2000. 5 For the fiscal year ended
October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual
Fund Operating Expenses (after waivers) for the Former Fund's Institutional
Shares were 1.10% and 0.58%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as estimated in the table below and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $    112
3 Years  $    350
5 Years  $    606
10 Years $  1,340






What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality Florida tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.



The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).



The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and the Florida intangibles tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Florida issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



FLORIDA SECTOR RISKS

Since the Fund invests primarily in issuers from Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in Florida municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Florida intangibles tax to the extent they are derived from interest on obligations exempt from the Florida intangibles tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The Financial Highlights
will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                          1999          1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03          0.03         0.03         0.03         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.03)       (0.03)       (0.03)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.79%         3.09%        3.20%        3.20%        3.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.85%         0.77%        0.79%        0.83%        0.87%
Net investment income 2                        2.49%         2.77%        2.90%        2.83%        3.16%
Expenses (after waivers)                       0.58%         0.58%        0.54%        0.49%        0.45%
Net investment income (after waivers)          2.76%         2.96%        3.15%        3.17%        3.58%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $136,841      $157,194     $479,860     $500,993     $153,347


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Florida Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N336



005392 (1/00)

 [Graphic]



Statement of Additional Information



FLORIDA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


institutional shares
cash ii shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Florida Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.





january 31, 2000






                         Contents
                         How is the Fund Organized?
                         Securities in Which the Fund Invests
                         What Do Shares Cost?
                         How is the Fund Sold?
                         Subaccounting Services
                         Redemption in Kind
                         Massachusetts Partnership Law
                         Account and Share Information
                         Tax Information
                         Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                         Who is Federated Investors, Inc.?
                         Financial Information
                         Investment Ratings
                         Addresses

Cusip 60934N336
Cusip 60934N344

G00537-01 (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on September 19, 1994, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Cash II Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS



The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.




SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions



Inter-fund Borrowing and Lending Arrangements
The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate."






Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Asset Coverage


In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.




Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
     Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax.

The Fund invests in tax-exempt securities so that at least 80% its annual interest income is exempt from federal regular income tax.

   This investment objective and policy may not be changed by the Board without shareholder approval.


I

NVESTMENT LIMITATIONS
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

IInvesting in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI , in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 20 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Vito J. Spitaleri, Miami Beach ,Florida, owned approximately 25,300,072.78 (11.78%) shares, Wackenhut Correction Corp., Palm Beach Gardens, Florida owned approximately, 21,529,694.67 (9.68%) shares, Calhoun & Co., Detroit, Michigan, owned approximately 17,861,575.08 (8.03%) shares, and Wachovia Securities Inc., Charlotte, North Carolina, owned approximately 16,217,826.53 (7.29%) shares.

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: Trustman, Atlanta, Georgia, owned approximately 458,557,799.19 (97.39%) shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Florida Intangibles Tax
Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if less than 90% of the portfolio consists of assets which are exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax-exempt securities.

Florida State Municipal Taxation

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1,2000, the Trust will be comprised of 40 Funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of January 12, 1999, , the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.









------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Fund              for Past Five Years                                         From Fund           Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the             $0   $0 for the Trust and 54
Birth Date: July 28, 1924       Federated   Fund   Complex;.;   Chairman   and   Trustee,                  other investment
Federated Investors Tower       Federated  Investment  Management  Company;  Chairman and                  companies in the Fund
1001 Liberty Avenue             Director,    Federated    Investors,    Inc.,   Federated                  Complex
Pittsburgh, PA                  Investment  Counseling,  and Federated Global  Investment
CHAIRMAN AND TRUSTEE            Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;        $255.59   $113,860.22 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's                  Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,                  and 54 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);                  companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,                  Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;        $281.19   $125,264.48 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior                  and 54 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,                  companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate                  Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P.  Constantakis++     Director  or  Trustee  of  the  Federated  Fund  Complex;             $0   $47,958.02 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,                  Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);                  29 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                                  companies
TRUSTEE                                                                                                    in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund       $1193.16   $0 for the Trust and 46
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive                  other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business                  companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;                  Complex
TRUSTEE                         Director,    Iperia   Corp.    (communications/software);
                                formerly:   Director,   Redgate  Communications  and  EMC
                                Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated             $0   $0 for the Trust and 16
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds                  other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief                  companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,                  Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management Company and Federated  Investment  Counseling,
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;        $255.59   $113,860.22 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical                  and 54 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -                  companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,                  Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;        $214.16   $113,860.22 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts                  and 54 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust                  companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                      Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund        $197.82   $0 for the Trust and 50
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External                  other investment
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,                  companies in the Fund
Westhampton Beach, NY           communications,  technology  and  consulting).;  formerly                  Complex
TRUSTEE                         Management Consultant.


                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;        $274.94   $113,860.22 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;                  Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael                  and 54 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and                  companies in the Fund
Pittsburgh, PA                  technical services).                                                       Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;        $255.59   $113,860.22 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                            Trust
4905 Bayard Street                                                                                         and 54 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum                  companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                   Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund        $193.16   $0 for the Trust and 48
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.                  other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);                  companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.                  Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.






Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the             $0   $0 for the Trust and 1
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice                  other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the                  company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated                  Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated             $0   $0 for the Trust and 54
Birth Date: October 26, 1938    Fund Complex;  Executive  Vice  President,  Secretary and                  other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated                  companies in the Fund
1001 Liberty Avenue             Investment   Management  Company,   Federated  Investment                  Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President             $0   $0 for the Trust and 54
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated                  other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions                  companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated                  Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the             $0   $0 for the Trust and 6
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of                  other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice                  companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and                  Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT





------------------------------------------------------------------------------------------------------------------------------------

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other             $0   $0 for the Trust and 41
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice                  other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated                  companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment                  Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.             $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a                  other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of                  companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as                  Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through  1996.  Ms.  Cunnin gham is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.             $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior                  other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the                  companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.                  Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee    Average Aggregate Daily Net Assets of the
                                Federated Funds
0.150 of 1%                   on the first $250 million
0.125 of 1%                   on the next $250 million
0.100 of 1%                   on the next $250 million
0.075 of 1%                   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.






FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                                          1999             1998                   1997
Advisory Fee Earned                                             $    1,118,018      $2,032,071             $2,318,654
Advisory Fee Reduction                                          $      566,594        $686,562             $1,092,531
Brokerage Commissions                                           $            0              $0                     $0
Administrative Fee                                              $      210,746        $383,094               $437,669
12b-1 Fee
  Institutional Shares                                          $                           --                     --
  Cash II Shares                                                $      307,114
Shareholder Services Fee
   Institutional Shares                                         $      391,648              --                     --
   Cash II Shares                                               $      307,114              --                     --





Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                                                                                     Start of Performance on
                               7-Day Period             1 Year         5 Years       September 21, 1994
Institutional Shares
Total Return                   --                        2.79%         3.18%         3.18%
Yield                          3.03%                    --             --            --
Effective Yield                3.08%                    --             --            --
Tax-Equivalent Yield           5.02%                    --             --            --
-----------------------------------------------------------------------------------------------------------------


                                                                       Start of Performance on
                               7-Day Period             1 Year         November 27, 1995
Cash II Shares
Total Return                   --                       2.53%          2.82%
Yield                          2.77%                    --             --
Effective Yield                2.81%                    --             --
Tax-Equivalent Yield           4.59%                    --             --
--------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.





TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF FLORIDA

Federal Income Tax Bracket:               15.00%           28.00%             31.00%           36.00%          39.60%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.33%            1.54%              1.60%            1.71%           1.81%
1.50%                                      1.91%            2.23%              2.32%            2.49%           2.63%
2.00%                                      2.50%            2.93%              3.05%            3.28%           3.46%
2.50%                                      3.09%            3.62%              3.77%            4.06%           4.29%
3.00%                                      3.68%            4.32%              4.50%            4.84%           5.12%
3.50%                                      4.27%            5.01%              5.22%            5.62%           5.94%
4.00%                                      4.86%            5.71%              5.95%            6.40%           6.77%
4.50%                                      5.44%            6.40%              6.67%            7.18%           7.60%
5.00%                                      6.03%            7.09%              7.40%            7.96%           8.43%
5.50%                                      6.62%            7.79%              8.12%            8.74%           9.26%
6.00%                                      7.21%            8.48%              8.85%            9.53%          10.08%
6.50%                                      7.80%            9.18%              9.57%           10.31%          10.91%
7.00%                                      8.39%            9.87%             10.29%           11.09%          11.74%
7.50%                                      8.97%           10.57%             11.02%           11.87%          12.57%
8.00%                                      9.56%           11.26%             11.74%           12.65%          13.40%
8.50%                                     10.15%           11.96%             12.47%           13.43%          14.22%
9.00%                                     10.74%           12.65%             13.19%           14.21%          15.05%







TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 MultiState Municipal Fund

Federal Income Tax Bracket:               15.00%           28.00%             31.00%           36.00%          39.60%
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.18%            1.39%              1.45%            1.56%           1.66%
1.50%                                      1.76%            2.08%              2.17%            2.34%           2.48%
2.00%                                      2.35%            2.78%              2.90%            3.13%           3.31%
2.50%                                      2.94%            3.47%              3.62%            3.91%           4.14%
3.00%                                      3.53%            4.17%              4.35%            4.69%           4.97%
3.50%                                      4.12%            4.86%              5.07%            5.47%           5.79%
4.00%                                      4.71%            5.56%              5.80%            6.25%           6.62%
4.50%                                      5.29%            6.25%              6.52%            7.03%           7.45%
5.00%                                      5.88%            6.94%              7.25%            7.81%           8.28%
5.50%                                      6.47%            7.64%              7.97%            8.59%           9.11%
6.00%                                      7.06%            8.33%              8.70%            9.38%           9.93%
6.50%                                      7.65%            9.03%              9.42%           10.16%          10.76%
7.00%                                      8.24%            9.72%             10.14%           10.94%          11.59%
7.50%                                      8.82%           10.42%             10.87%           11.72%          12.42%
8.00%                                      9.41%           11.11%             11.59%           12.50%          13.25%
8.50%                                     10.00%           11.81%             12.32%           13.28%          14.07%
9.00%                                     10.59%           12.50%             13.04%           14.06%          14.90%


Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

         IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

         Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.




Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.




Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



Institutional Clients
Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.




Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.


INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes And Tender Option Bonds Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.




Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.



MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes And Tender Option Bonds Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch ibca, inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


florida municipal cash trust

Institutional Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





PROSPECTUS

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Georgia consistent with stability of principal and liquidity by investing in a portfolio of high-quality Georgia tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           6
How to Redeem Shares                                             8
Account and Share Information                                   10
Who Manages the Fund?                                           10
Financial Information                                           11

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Georgia Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal regular income tax and the personal income tax imposed by the State of Georgia consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Georgia tax exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular income tax and Georgia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Georgia Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and it net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999, The percentages noted are: 3.27%, 3.42%, 3.25%, and 3.00%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 0.89% (quarter ended June 30, 1997). Its lowest quarterly return was 0.66% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                      Fund
1 Year                                                3.00%
Start of Performance/1/                               3.29%

/1/ The Former Fund's start of performance date was August 22, 1995.

     The Former Fund's 7-Day Net Yield as of December 31, 1999 was 4.21%.

     You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

GEORGIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                                                       None
Shareholder Services
Fee/3/                                                                                                    0.25%
Other
Expenses
0.16%
Total Annual Fund Operating
Expenses/4/                                                                                        0.91%


/1/ Although not contractually obligated to do so, the Adviser expects to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
    Total Waiver of Fund Expenses                                          0.42%
    Total Actual Annual Fund Operating Expenses (after waivers)            0.49%

/2/ The Adviser expects to voluntarily waive a portion of the management fee.
    The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending October 31, 2000.
/3/ The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending October 31, 2000.
/4/ For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a Portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund were 0.91% and 0.49%, respectively.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                                Fund
1 Year                                                        $   93
3 Years                                                       $  290
5 Years                                                       $  504
10 Years                                                      $1,120





What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality Georgia tax exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular income tax and Georgia state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Georgia income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Georgia issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


GEORGIA RISKS

Since the Fund invests primarily in issuers from Georgia, the Fund may be subject to additional risks compared to funds that invest in multiple states. Georgia's stable and broad-based manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade, service and transportation oriented economy has produced steady economic growth. The diversity of the state's economy has also produced strong employment growth fueled by the fast-growing service sector, which more than offsets certain manufacturing sector losses. These trends, supported by strong in-migration, are expected to continue.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

  NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non- Georgia taxpayers because it invests in Georgia municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 1:00
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account
    Form; and
 .   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:

 .   Fund Name and Share Class, account number and account registration;
 .   amount to be redeemed; and
 .   signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;
 .   your redemption will be sent to an address of record that was changed within the last 30 days; or
 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or
 .   wire payment to your account at a domestic commercial bank that is a Federal
Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;
 .   during periods of market volatility; or
 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Georgia state personal income tax to the extent they are derived from interest on obligations exempt from Georgia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                                   1999            1998            1997
1996            1995/1/
Net Asset Value, Beginning of Period                $   1.00        $   1.00        $   1.00        $
1.00        $   1.00
Income From Investment
Operations:
Net investment income                                   0.03            0.03            0.03
0.03            0.01
Less
Distributions:
Distributions from net investment income               (0.03)          (0.03)          (0.03)
(0.03)          (0.01)
Net Asset Value, End of Period                      $   1.00        $   1.00        $   1.00        $
1.00        $   1.00
Total Return/2/                                         2.94%           3.33%           3.38%
3.37%           0.73%

Ratios to Average Net
Assets:
Expenses/3/                                             0.91%           0.93%           0.92%
0.98%           1.00%/4/
Net investment income/3/                                2.48%           2.84%           2.90%
2.79%           3.06%/4/
Expenses (after waivers)                                0.49%           0.49%           0.49%
0.46%           0.25%/4/
Net investment income (after waivers)                   2.90%           3.28%           3.33%
3.31%           3.81%/4/
Supplemental
Data:
Net assets, end of period (000 omitted)           $  267,132      $  168,098      $  121,858      $  122,940
$  111,278

/1/ Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.
/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
/3/ During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.
/4/  Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.




[FEDERATED LOGO APPEARS HERE]

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and SemiAnnual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[FEDERATED LOGO APPEARS HERE]

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950
Cusip 60934N328

G01204-01 (01/00)



Federated is a registered mark
of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

[RECYCLED LOGO APPEARS HERE]



STATEMENT OF ADDITIONAL INFORMATION

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Georgia Municipal Cash Trust (Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses
Cusip 314229691



G01204-02 (1/00)




How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established September 1, 1989, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Fund's investment adviser is Federated Investment Management Company. Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Tax Exempt Securities

  Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

     Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

     Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions


  Inter-fund Borrowing and Lending Arrangements



  The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Asset Coverage


  In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities.

  U.S. Treasury Securities

  U.S. Treasury securities are direct obligations of the federal government of the United States.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  Bank Instruments

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.


  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



INVESTMENT RATINGS

Securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

The Fund will invest so that at least 80% of its annual interest income will be exempt from federal regular income tax and Georgia state income tax.

This investment objective and policy may not be changed by the Fund's Board of Trustees (Board) without shareholder approval.

INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Permissible Investments

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less.



Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

Investing In Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

In applying the concentration restriction: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Cobatco Synovus Trust Company, Columbus, Georgia, owned approximately 32,947,927 Shares (10.53%); Wachovia Bank of North Carolina, Winston-Salem, North Carolina, owned approximately 12,488,635 Shares (35.94%); and Harold and Nancy Shumate, Duluth, Georgia, owned approximately 22,372,573 Shares (7.15%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name
Birth Date                                                                                  Aggregate
Total Compensation
Address                               Principal Occupations                                 Compensation     From
Trust and Fund
Position With Trust                   for Past Five Years                                   From Fund
Complex
John F. Donahue*#+                   Chief Executive Officer and Director or Trustee of          $     0    $0
for the Trust and 43
Birth Date: July 28, 1924            the Federated Fund Complex; Chairman and Trustee,                      other
investment
Federated Investors Tower            Federated Investment Management Company; Chairman
companies in the Fund
1001 Liberty Avenue                  and Director, Federated Investors, Inc., Federated
Complex
Pittsburgh, PA                       Investment Counseling, and Federated Global
CHAIRMAN AND TRUSTEE                 Investment Management Corp.; Chairman, Passport
                                     Research, Ltd.

Thomas G. Bigley                     Director or Trustee of the Federated Fund Complex;          $184.18
$116,760.63 for the
Birth Date: February 3, 1934         Director, Member of Executive Committee, Children's                    Trust
and 43 other
15 Old Timber Trail                  Hospital of Pittsburgh; Director, Robroy Industries,
companies in the Fund
Pittsburgh, PA                       Inc. (coated steel conduits/computer storage
Complex
TRUSTEE                              equipment); formerly: Senior Partner, Ernst & Young
                                     LLP; Director, MED 3000 Group, Inc. (physician
                                     practice management); Director, Member of Executive
                      Committee, University of Pittsburgh.

John T. Conroy, Jr.                  Director or Trustee of the Federated Fund Complex;          $202.62
$128,455.37 for the
Birth Date: June 23, 1937            President, Investment Properties Corporation; Senior                   Trust
and 43 other
Grubb & Ellis/Investment             Vice President, John R. Wood and Associates, Inc.,
investment companies
Properties Corporation               Realtors; Partner or Trustee in private real estate                    in
the Fund Complex
3201 Tamiami Trail North             ventures in Southwest Florida; formerly: President,
Naples, FL                           Naples Property Management, Inc. and Northgate
TRUSTEE                              Village Development Corporation.

Nicholas P. Constantakis++           Director or Trustee of the Federated Fund Complex;          $     0
$73,191.21 for the
Birth Date: September 3, 1939        Director, Michael Baker Corporation (engineering,                      Trust
and 37 other
175 Woodshire Drive                  construction, operations and technical services);
investment companies
Pittsburgh, PA                       formerly: Partner, Andersen Worldwide SC.                              in
the Fund Complex
TRUSTEE

John F. Cunningham                   Director or Trustee of some of the Federated Fund           $138.96
$93,190.48 for the
Birth Date: March 5, 1943            Complex; Chairman, President and Chief Executive                       Trust
and 37 other
353 El Brillo Way                    Officer, Cunningham & Co., Inc. (strategic business
investment
Palm Beach, FL                       consulting); Trustee Associate, Boston College;
companies in the
TRUSTEE                              Director, Iperia Corp. (communications/software);                      Fund
Complex
                                     formerly: Director, Redgate Communications and EMC
                                     Corporation (computer storage systems).
                                     Previous Positions: Chairman of the Board and Chief
                                     Executive Officer, Computer Consoles, Inc.;
                                     President and Chief Operating Officer, Wang
                                     Laboratories; Director, First National Bank of
                                     Boston; Director, Apollo Computer, Inc.

J. Christopher Donahue+              President or Executive Vice President of the                $     0    $0
for the Trust and 30
Birth Date: April 11, 1949           Federated Fund Complex; Director or Trustee of some                    other
investment
Federated Investors Tower            of the Funds in the Federated Fund Complex;
companies in the
1001 Liberty Avenue                  President, Chief Executive Officer and Director,                       Fund
Complex
Pittsburgh, PA                       Federated Investors, Inc.; President and Trustee,
PRESIDENT AND TRUSTEE                Federated Investment Management Company; President
                                     and Trustee, Federated Investment
                                     Counseling, President and Director,
                                     Federated Global Investment Management
                                     Corp.; President, Passport Research, Ltd.;
                                     Trustee, Federated Shareholder Services
                                     Company; Director, Federated Services
                                     Company.

Lawrence D. Ellis, M.D.*             Director or Trustee of the Federated Fund Complex;          $184.18
$116,760.63 for the
Birth Date: October 11, 1932         Professor of Medicine, University of Pittsburgh;                       Trust
and 43 other
3471 Fifth Avenue                    Medical Director, University of Pittsburgh Medical
investment companies
Suite 1111                           Center - Downtown; Hematologist, Oncologist, and                       in
the Fund Complex
Pittsburgh, PA                       Internist, University of Pittsburgh Medical Center;
TRUSTEE                              Member, National Board of Trustees, Leukemia Society
                                     of America.

Peter E. Madden                      Director or Trustee of the Federated Fund Complex;          $166.10
$109,153.60 for the
Birth Date: March 16, 1942           formerly: Representative, Commonwealth of                              Trust
and 43 other
One Royal Palm Way                   Massachusetts General Court; President, State Street
investment companies
100 Royal Palm Way                   Bank and Trust Company and State Street Corporation.                   in
the Fund Complex
Palm Beach, FL                       Previous Positions: Director, VISA USA and VISA
TRUSTEE                              International; Chairman and Director, Massachusetts
                                     Bankers Association; Director, Depository Trust
                                     Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.            Director or Trustee of some of the Federated Fund           $143.70
$102,573.91 for the
Birth Date: April 10, 1945           Complex; Executive Vice President, Legal and                           Trust
and 40 other
80 South Road                        External Affairs, Dugan Valva Contess, Inc.
investment companies
Westhampton Beach, NY                (marketing, communications, technology and                             in
the Fund Complex
TRUSTEE                              consulting).; formerly Management Consultant
                                     Previous Positions: Chief Executive
                                     Officer, PBTC International Bank; Partner,
                                     Arthur Young & Company (now Ernst & Young
                                     LLP); Chief Financial Officer of Retail
                                     Banking Sector, Chase Manhattan Bank;
                                     Senior Vice President, Marine Midland Bank;
                                     Vice President, Citibank; Assistant
                                     Professor of Banking and Finance, Frank G.
                                     Zarb School of Business, Hofstra
                                     University.

John E. Murray, Jr., J.D., S.J.D.#   Director or Trustee of the Federated Fund Complex;          $198.10
$128,455.37 for the
Birth Date: December 20, 1932        President, Law Professor, Duquesne University;                         Trust
and 43 other
President, Duquesne University       Consulting Partner, Mollica & Murray; Director,
investment companies
Pittsburgh, PA                       Michael Baker Corp. (engineering, construction,                        in
the Fund Complex
TRUSTEE                              operations and technical services).
                                     Previous Positions: Dean and Professor of Law,
                                     University of Pittsburgh School of Law; Dean and
                                     Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                    Director or Trustee of the Federated Fund Complex;          $184.18
$116,760.63 for the
Birth Date: June 21, 1935            Public Relations/Marketing/Conference Planning.                        Trust
and 43 other
4905 Bayard Street                   Previous Positions: National Spokesperson, Aluminum
investment companies
Pittsburgh, PA                       Company of America; television producer; business                      in
the Fund Complex
TRUSTEE                              owner.

John S. Walsh                        Director or Trustee of some of the Federated Fund           $138.96
$94,536.85for the Trust
Birth Date: November 28, 1957        Complex; President and Director, Heat Wagon, Inc.                      and
39 other investment
2007 Sherwood Drive                  (manufacturer of construction temporary heaters);
companies in the
Valparaiso, IN                       President and Director, Manufacturers Products, Inc.                   Fund
Complex
TRUSTEE                              (distributor of portable construction heaters);
                                     President, Portable Heater Parts, a division of
                                     Manufacturers Products, Inc.; Director, Walsh &
                                     Kelly, Inc. (heavy highway contractor); formerly:
                                     Vice President, Walsh & Kelly, Inc.

Edward C. Gonzales                   Trustee or Director of some of the Funds in the                  $0    $0
for the Trust and 42
Birth Date: October 22, 1930         Federated Fund Complex; President, Executive Vice                      other
investment
Federated Investors Tower            President and Treasurer of some of the Funds in the
companies in the
1001 Liberty Avenue                  Federated Fund Complex; Vice Chairman, Federated                       Fund
Complex
Pittsburgh, PA                       Investors, Inc.; Vice President, Federated
EXECUTIVE VICE PRESIDENT             Investment Management Company and Federated
                                     Investment Counseling, Federated Global Investment
                  Management Corp. and Passport Research, Ltd.;
                                     Executive Vice President and Director, Federated
                                     Securities Corp.; Trustee, Federated Shareholder
                                     Services Company.

John W. McGonigle                    Executive Vice President and Secretary of the                    $0    $0
for the Trust and 43
Birth Date: October 26, 1938         Federated Fund Complex; Executive Vice President,                      other
investment
Federated Investors Tower            Secretary and Director, Federated Investors, Inc.;
companies in the
1001 Liberty Avenue                  Trustee, Federated Investment Management Company and                   Fund
Complex
Pittsburgh, PA                       Federated Investment Counseling; Director, Federated
EXECUTIVE VICE PRESIDENT AND         Global Investment Management Corp., Federated
SECRETARY                            Services Company and Federated Securities Corp.

Richard J. Thomas                    Treasurer of the Federated Fund Complex; Vice                     $0    $0
for the Trust and 43
Birth Date: June 17, 1954            President - Funds Financial Services Division,
other investment
Federated Investors Tower            Federated Investors, Inc.; formerly: various
companies in the
1001 Liberty Avenue                  management positions within Funds Financial Services                    Fund
Complex
Pittsburgh, PA                       Division of Federated Investors, Inc.
TREASURER

Richard B. Fisher                    President or Vice President of some of the Funds in               $0    $0
for the Trust and 41
Birth Date: May 17, 1923             the Federated Fund Complex; Director or Trustee of
other investment
Federated Investors Tower            some of the Funds in the Federated Fund Complex;
companies in the
1001 Liberty Avenue                  Executive Vice President, Federated Investors, Inc.;                    Fund
Complex
Pittsburgh, PA                       Chairman and Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III               Chief Investment Officer of this Fund and various                $0    $0
for the Trust and 42
Birth Date: March 3, 1949            other Funds in the Federated Fund Complex; Executive                   other
investment
Federated Investors Tower            Vice President, Federated Investment Counseling,
companies in the
1001 Liberty Avenue                  Federated Global Investment Management Corp.,                          Fund
Complex
Pittsburgh, PA                       Federated Investment Management Company and Passport
CHIEF INVESTMENT OFFICER             Research, Ltd.; Registered Representative, Federated
                                     Securities Corp.; Portfolio Manager,
                                     Federated Administrative Services; Vice
                                     President, Federated Investors, Inc.;
                                     formerly: Executive Vice President and
                                     Senior Vice President, Federated Investment
                                     Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice
                                     President, Federated Investment Management
                                     Company and Passport Research, Ltd.

Deborah A. Cunningham                Deborah A. Cunningham is Vice President of the                   $0    $0
for the Trust and 6
Birth Date: September 15, 1959       Trust.  Ms. Cunningham joined Federated in 1981 and                    other
investment
Federated Investors Tower            has been a Senior Portfolio Manager and a Senior
companies in the
1001 Liberty Avenue                  Vice President of the Funds' Adviser since 1997. Ms.                   Fund
Complex
Pittsburgh, PA                       Cunningham served as a Portfolio Manager and a Vice
VICE PRESIDENT                       President of the Adviser from 1993 through 1996. Ms.
                                     Cunningham is a Chartered Financial Analyst and
                                     received her M.B.A. in Finance from Robert Morris
                                     College.

Mary Jo Ochson                       Mary Jo Ochson is Vice President of the Trust.  Ms.              $0    $0
for the Trust and 7
Birth Date: September 12, 1953       Ochson joined Federated in 1982 and has been a                         other
investment
Federated Investors Tower            Senior Portfolio Manager and a Senior Vice President
companies in the
1001 Liberty Avenue                  of the Funds' Adviser since 1996. From 1988 through                    Fund
Complex
Pittsburgh, PA                       1995, Ms. Ochson served as a Portfolio Manager and a
VICE PRESIDENT                       Vice President of the Funds' Adviser. Ms. Ochson is
                                     a Chartered Financial Analyst and received her
                                     M.B.A. in Finance from the University of Pittsburgh.


*An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

#A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
  He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                               1999
1998                           1997
Advisory Fee Earned                                   $1,149,248
$856,835                       $767,263
Advisory Fee Reduction                                $  828,457
649,041                        569,196
Brokerage Commissions                                 $        0
0                              0
Administrative Fee                                    $  173,307
133,509                        125,351
Shareholder Services Fee                              $  436,714
--                             --

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.

                                                    7 -Day                1 Year                    Start of
Performance
                                                    Period                                          on August 22,
1995
Total Return                                                              2.94%                     3.28%
Yield                                               3.04%
Effective Yield                                     3.08%
Tax-Equivalent Yield                                5.89%
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.



TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2000 - STATE OF GEORGIA
Tax Bracket:
     Federal                             15.00%              28.00%               31.00%
36.00%           39.60%

Combined Federal and State:              21.000%             34.000%              37.000%
42.000%          45.600%
-----------------------------------------------------------------------------------------------------------------------------
Joint Return                         $1-43,850     $43,851-105,950     $105,951-161,450     $161,451-288,350
Over 288,350
Single Return                        $1-26,250     $ 26,251-63,550     $ 63,551-132,600     $132,601-288,350
Over 288,350
Tax Exempt Yield:                    Taxable Yield Equivalent:
1.00%                                     1.27%               1.52%                1.59%
1.72%            1.84%
1.50%                                     1.90%               2.27%                2.38%
2.59%            2.76%
2.00%                                     2.53%               3.03%                3.17%
3.45%            3.68%
2.50%                                     3.16%               3.79%                3.97%
4.31%            4.60%
3.00%                                     3.80%               4.55%                4.76%
5.17%            5.51%
3.50%                                     4.43%               5.30%                5.56%
6.03%            6.43%
4.00%                                     5.06%               6.06%                6.35%
6.90%            7.35%
4.50%                                     5.70%               6.82%                7.14%
7.76%            8.27%
5.00%                                     6.33%               7.58%                7.94%
8.62%            9.19%
5.50%                                     6.96%               8.33%                8.73%
9.48%           10.11%
6.00%                                     7.59%               9.09%                9.52%
10.34%           11.03%
6.50%                                     8.23%               9.85%               10.32%
11.21%           11.95%
7.00%                                     8.86%              10.61%               11.11%
12.07%           12.87%
7.50%                                     9.49%              11.36%               11.90%
12.93%           13.79%
8.00%                                    10.13%              12.12%               12.70%
13.79%           14.71%
8.50%                                    10.76%              12.88%               13.49%
14.66%           15.63%
9.00%                                    11.39%              13.64%               14.29%
15.52%           16.54%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.


You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


  Lipper Analytical Services, Inc.

Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

  IBC/Donoghue's Money Fund Report

Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

  Money

A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.



Investment Ratings

Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


MOODY'S INVESTORS SERVICE  SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch ibca, inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

GEORGIA MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Accountants
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PROSPECTUS

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity by investing in a portfolio of high-quality Maryland tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            5
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                   10
Who Manages the Fund?                                           11
Financial Information                                           11



NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE



JANUARY 31, 2000



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Maryland Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal regular income tax and the personal income tax imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Maryland tax exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular income tax and Maryland state and local income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.




Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Maryland Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Cash Series Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Shares start of business through the calendar year ended 1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999, The percentages noted are: 3.38%, 3.05%, 3.13%, 2.96%, and 2.76%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 0.89% (quarter ended June 30, 1995). Its lowest quarterly return was 0.60% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                            Fund
1 Year                                                      2.76%
5 Years                                                     3.06%
Start of Performance/1/                                     3.04%

/1/ The Former Fund's start of performance date was May 9, 1994.

The Former Fund's 7-Day Net Yield as of December 31, 1999 was 3.78%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

MARYLAND MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                                                       None
Shareholder Services
Fee/3/                                                                                                    0.25%
Other
Expenses
0.45%
Total Annual Fund Operating
Expenses/4/                                                                                        1.20%

/1/ Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

     Total Waiver of Fund Expenses                                      0.50%
     Total Actual Annual Fund Operating Expenses (after waivers)        0.70%

/2/ The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending October 31, 2000.

/3/ The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending October 31, 2000.

/4/ For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a Portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund were 1.20% and 0.70%, respectively.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                                 Fund
1 Year                                                           $  122
3 Years                                                          $  381
5 Years                                                          $  660
10 Years                                                         $1,455

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Maryland tax exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular income tax and Maryland state and local income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Maryland income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Maryland issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


MARYLAND RISKS

Since the Fund invests primarily in issuers from Maryland, the Fund may be subject to additional risks compared to funds that invest in multiple states. Maryland's economy is relatively diversified across the services, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Maryland taxpayers because it invests in Maryland municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and

 .   Submit your purchase order to the investment professional before 1:00
    (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account
    Form; and

 .   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 .   through an investment professional if you purchased Shares through an investment professional; or

 .   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .   Fund Name and Share Class, account number and account registration;

 .   amount to be redeemed; and

 .   signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;

 .   your redemption will be sent to an address of record that was changed within the last 30 days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or

 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;

 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Maryland state personal income tax to the extent they are derived from interest on obligations exempt from Maryland personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.





Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                                        1999          1998           1997
1996           1995
Net Asset Value, Beginning of Period                      $  1.00      $  1.00         $  1.00       $
1.00         $  1.00
Income From Investment
Operations:
Net investment income                                        0.03         0.03            0.03
0.03            0.03
Less
Distributions:
Distributions from net investment income                    (0.03)       (0.03)          (0.03)
(0.03)          (0.03)
Net Asset Value, End of Period                            $  1.00      $  1.00         $  1.00       $
1.00         $  1.00
Total Return/1/                                              2.69%        3.05%           3.10%
3.11%           3.36%

Ratios to Average Net
Assets:
Expenses/2/                                                  1.20%        1.21%           1.32%
1.30%           1.15%
Net investment income/2/                                     2.16%        2.49%           2.42%
2.44%           2.80%
Expenses (after waivers and reimbursements)                  0.70%        0.70%           0.69%
0.65%           0.65%
Net investment income (after waivers and reimbursements)     2.66%        3.00%           3.05%
3.09%           3.30%
Supplemental
Data:
Net assets, end of period (000 omitted)                   $46,707      $66,136         $45,575
$54,286         $51,400


/1/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/2/ During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



Notes

Notes


[FEDERATED logo]

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and SemiAnnual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Rooms's operation and copy fees.

[FEDERATED logo]

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N286

G00105-01-A (01/00)

Federated is a registered mark of Federated Investors, Inc.

2000 /c/Federated Investors, Inc.

[recycled paper logo]



MARYLAND MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Maryland Municipal Cash Trust (Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

JANUARY 31, 2000
G00105-02-B (1/00)

Contents
How is the Fund Organized?                                0
Securities in Which the Fund Invests                      1
How is the Fund Sold?                                     2
Subaccounting Services                                    2
Redemption in Kind                                        2
Massachusetts Partnership Law                             1
Account and Share Information                             1
Tax Information                                           1
Who Manages and Provides Services to the Fund?            1
How Does the Fund Measure Performance?                    2
Who is Federated Investors, Inc.?                         1
Financial Information                                     2
Investment Ratings                                        2
Addresses                                                 0



How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established September 1, 1989, will be reorganized as a portfolio of the Trust on February 1, 2000.


  The Fund's investment adviser is Federated Investment Management Company. Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund invests.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities.


U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.


Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


 Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


INVESTMENT RATINGS

Securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

  The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular income tax and Maryland state and local income tax.

  This investment objective and policy may not be changed by the Fund's Board of Trustees (Board) without shareholder approval.


INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Permissible Investments

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less.


Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration".

  In applying the concentration restriction: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

  Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.
  As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: EAMCO Riggs Bank NA, Washington, D.C., owned approximately 3,254,704 Shares (7.40%); First Union Securities, Inc., Charlotte, North Carolina owned approximately 8,886,600 Shares (20.21%); CB Heyman and SF Scholder, Trustees, Baltimore, Maryland, owned approximately 2,490,773 Shares (5.67%).


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Maryland law, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

  As of January 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name
Total
Birth Date                                                                                  Aggregate
Compensation
Address                         Principal Occupations                                       Compensation
From Trust and
Position                        for Past Five Years                                         Fund From
Fund Complex
John F. Donahue*# Birth Date:   Chief Executive Officer and Director or Trustee of the                      $0
$0 for the Trust
July 28, 1924 Federated         Federated Fund Complex; Chairman and Director, Federated
and 43 other
Investors Tower 1001 Liberty    Investors, Inc.; Chairman and Trustee, Federated Investment
investment
Avenue Pittsburgh, PA           Management Company; Chairman and Director, Federated
companies in the
CHAIRMAN AND TRUSTEE            Investment Counseling, and Federated Global Investment
Fund Complex
               Management Corp.; Chairman, Passport Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley Birth Date:    Director or Trustee of the Federated Fund Complex; Director,             $99.30
$116,760.63 for
February 3, 1934 15 Old         Member of Executive Committee, Children's Hospital of
the Trust and 43
Timber Trail Pittsburgh, PA     Pittsburgh; Director, Robroy Industries, Inc. (coated steel other investment
TRUSTEE                         conduits/computer storage equipment); formerly: Senior
companies in the
                                Partner, Ernst & Young LLP; Director, MED 3000
Group, Inc.
Fund Complex
              (physician practice management); Director, Member of
                 Executive Committee, University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr. Birth       Director or Trustee of the Federated Fund Complex;                     $109.25
$128,455.37 for
Date: June 23, 1937 Grubb &     President, Investment Properties Corporation; Senior Vice
the Trust and 43
Ellis/Investment Properties     President, John R. Wood and Associates, Inc., Realtors;
other investment
Corporation 3201 Tamiami        Partner or Trustee in private real estate ventures in
companies in the
Trail North Naples, FL TRUSTEE  Southwest Florida; formerly: President, Naples Property
Fund Complex
               Management, Inc. and Northgate Village Development
                                  Corporation.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis        Director or Trustee of the Federated Fund Complex; Director,                $0
$73,191.21 for
Birth Date: September 3, 1939   Michael Baker Corporation (engineering, construction,
the Trust and 37
175 Woodshire Drive             operations and technical services); formerly: Partner,
other investment
Pittsburgh, PA TRUSTEE          Andersen Worldwide SC.
companies in the

Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham Birth        Director or Trustee of some of the Federated Fund Complex;              $74.41
$93,190.48 for
Date: March 5, 1943 353 El      Chairman, President and Chief Executive Officer, Cunningham
the Trust and 37
Brillo Way Palm Beach, FL       & Co., Inc. (strategic business consulting); Trustee
other investment
TRUSTEE                         Associate, Boston College; Director, Iperia Corp.
companies in the
             (communications/software); formerly: Director, Redgate
Fund Complex
                                Communications and EMC Corporation (computer
                                storage systems).
               Previous Positions: Chairman of the Board and Chief
                                Executive Officer, Computer Consoles, Inc.;
                                President and Chief Operating Officer, Wang
                                Laboratories; Director, First National Bank of
                                Boston; Director, Apollo Computer, Inc.
------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue Birth    President or Executive Vice President of the Federated Fund                 $0
$0 for the Trust
Date: April 11, 1949            Complex; Director or Trustee of some of the Funds in the
and 30 other
Federated Investors Tower       Federated Fund Complex; President, Chief Executive Officer
investment
1001 Liberty Avenue             and Director, Federated Investors, Inc.; President and
companies in the
Pittsburgh, PA PRESIDENT AND    Trustee, Federated Investment Management Company; President
Fund Complex
TRUSTEE                         and Trustee, Federated Investment Counseling, President and
             Director, Federated Global Investment Management Corp.;
             President, Passport Research, Ltd.; Trustee, Federated
                                Shareholder Services Company; Director, Federated Services
                                Company.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*        Director or Trustee of the Federated Fund Complex; Professor            $99.30
$116,760.63 for
Birth Date: October 11, 1932    of Medicine, University of Pittsburgh; Medical Director,
the Trust and 43
3471 Fifth Avenue Suite 1111    University of Pittsburgh Medical Center Downtown;
other investment
Pittsburgh, PA TRUSTEE          Hematologist, Oncologist, and Internist, University of
companies in the
              Pittsburgh Medical Center; Member, National Board of
Fund Complex
                                Trustees, Leukemia Society of America.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden Birth Date:     Director or Trustee of the Federated Fund Complex; formerly:            $90.77
$109,153.60 for
March 16, 1942 One Royal Palm   Representative, Commonwealth of Massachusetts General Court;
the Trust and 43
Way 100 Royal Palm Way Palm     President, State Street Bank and Trust Company and State
other investment
Beach, FL TRUSTEE               Street Corporation.
companies in the
                 Previous Positions: Director, VISA USA and VISA
Fund Complex
                                International; Chairman and Director,
                                Massachusetts Bankers Association; Director,
                                Depository Trust Corporation; Director, The
                                Boston Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.       Director or Trustee of some of the Federated Fund Complex;              $76.88
$102,573.91 for
Birth Date: April 10, 1945 80   Executive Vice President, Legal and External Affairs, Dugan
the Trust and 40
South Road Westhampton Beach,   Valva Contess, Inc. (marketing, communications, technology other investment
NY TRUSTEE                      and consulting).; formerly Management Consultant
companies in the

Fund Complex
                  Previous Positions: Chief Executive Officer,
                PBTC International Bank; Partner, Arthur Young &
                Company (now Ernst & Young LLP); Chief Financial
                                Officer   of  Retail   Banking   Sector,   Chase
                  Manhattan Bank; Senior Vice President, Marine
                                Midland   Bank;   Vice   President,    Citibank;
                   Assistant Professor of Banking and Finance,
                                Frank  G.  Zarb  School  of  Business,   Hofstra
                                University.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund Complex; President,           $106.75
$128,455.37 for
S.J.D.# Birth Date: December    Law Professor, Duquesne University; Consulting Partner,
the Trust and 43
20, 1932 President, Duquesne    Mollica & Murray; Director, Michael Baker Corp.
other investment
University Pittsburgh, PA       (engineering, construction, operations and technical
companies in the
TRUSTEE                         services).
Fund Complex
                                 Previous Positions: Dean and Professor of Law, University
                                of Pittsburgh School of Law; Dean and Professor of Law,
                                Villanova University School of Law.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts Birth Date:   Director or Trustee of the Federated Fund Complex; Public               $99.30
$116,760.63 for
June 21, 1935 4905 Bayard       Relations/ Marketing/Conference Planning.
the Trust and 43
Street Pittsburgh, PA TRUSTEE    Previous Positions: National Spokesperson, Aluminum Company
other investment
                of America; television producer; business owner.
companies in the

Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John S. Walsh Birth Date:       Director or Trustee of some of the Federated Fund Complex;              $74.41
$94,536.85 for
November 28, 1957 2007          President and Director, Heat Wagon, Inc. (manufacturer of
the Trust and 39
Sherwood Drive Valparaiso, IN   construction temporary heaters); President and Director,
other investment
TRUSTEE                         Manufacturers Products, Inc. (distributor of portable
companies in the
                                construction heaters); President, Portable Heater Parts, a
Fund Complex
                                division of Manufacturers Products, Inc.; Director, Walsh &
             Kelly, Inc. (heavy highway contractor); formerly: Vice
                         President, Walsh & Kelly, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                Trustee or Director of some of the Funds in the Federated                   $0
$0 for the Trust
Edward C. Gonzales Birth        Fund Complex; President, Executive Vice President and
and 42 other
Date: October 22, 1930          Treasurer of some of the Funds in the Federated Fund
investment
Federated Investors Tower       Complex; Vice Chairman, Federated Investors, Inc.; Vice
companies in the
1001 Liberty Avenue             President, Federated Investment Management Company and
Fund Complex
Pittsburgh, PA EXECUTIVE VICE   Federated Investment Counseling, Federated Global Investment
PRESIDENT                       Management Corp. and Passport Research, Ltd.; Executive Vice
                                President and Director, Federated Securities Corp.; Trustee,
                                Federated Shareholder Services Company.
------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle Birth Date:   Executive Vice President and Secretary of the Federated Fund                $0
$0 for the Trust
October 26, 1938 Federated      Complex; Executive Vice President, Secretary and Director,
and 43 other
Investors Tower 1001 Liberty    Federated Investors, Inc.; Trustee, Federated Investment
investment
Avenue Pittsburgh, PA           Management Company and Federated Investment Counseling;
companies in the
EXECUTIVE VICE PRESIDENT AND    Director, Federated Global Investment Management Corp,
Fund Complex
SECRETARY                       Federated Services Company and Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas Birth Date:   Treasurer of the Federated Fund Complex; Vice                               $0
$0 for the Trust
June 17, 1954 Federated         President-Funds Financial Services Division, Federated
and 43 other
Investors Tower 1001 Liberty    Investors, Inc.; formerly: various management positions
investment
Avenue Pittsburgh, PA           within Funds Financial Services Division of Federated
companies in the
TREASURER                       Investors Inc.
Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher Birth Date:   President or Vice President of some of the Funds in the                     $0
$0 for the Trust
May 17, 1923 Federated          Federated Fund Complex; Director or Trustee of some of the and 41 other
Investors Tower 1001 Liberty    Funds in the Federated Fund Complex; Executive Vice
investment
Avenue Pittsburgh, PA VICE      President, Federated Investors, Inc.; Chairman and Director,
companies in the
PRESIDENT                       Federated Securities Corp.
Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III Birth    Chief Investment Officer of this Fund and various other                     $0
$0 for the Trust
Date: March 3, 1949 Federated   Funds in the Federated Fund Complex; Executive Vice
and 42 other
Investors Tower 1001 Liberty    President, Federated Investment Counseling, Federated Global
investment
Avenue Pittsburgh, PA CHIEF     Investment Management Corp., Federated Investment Management
companies in the
INVESTMENT OFFICER              Company and Passport Research, Ltd.; Registered
Fund Complex
                                Representative, Federated Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham Birth     Deborah A. Cunningham is Vice President of the Trust.                       $0
$0 for the Trust
Date: September 15, 1959        Ms. Cunningham joined Federated in 1981 and has been a Senior and 6 other
Federated Investors Tower       Portfolio Manager and a Senior Vice President of the Funds'
investment
1001 Liberty Avenue             Adviser since 1997. Ms. Cunningham served as a Portfolio
companies in the
Pittsburgh, PA VICE PRESIDENT   Manager and a Vice President of the Adviser from 1993
Fund Complex
                                through 1996. Ms. Cunningham is a Chartered Financial Analyst
                                and received her M.B.A. in Finance from Robert Morris
                                College.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson Birth Date:      Mary Jo Ochson is Vice President of the Trust. Ms. Ochson                   $0
$0 for the Trust
September 12, 1953 Federated    joined Federated in 1982 and has been a Senior Portfolio
and 7 other
Investors Tower 1001 Liberty    Manager and a Senior Vice President of the Funds' Adviser
investment
Avenue Pittsburgh, PA VICE      since 1996. From 1988 through 1995, Ms. Ochson served as a companies in the
PRESIDENT                       Portfolio Manager and a Vice President of the Funds'
Fund Complex
                                Adviser. Ms. Ochson is a Chartered Financial Analyst and
               received her M.B.A. in Finance from the University
                                 of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
   He did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.
 The Adviser is a wholly owned subsidiary of Federated.

  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


  Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of
all Federated Funds as specified below:                        Maximum
Administrative Fee Average Aggregate Daily Net
                          Assets of the Federated Funds
0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million
             The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of- pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                    1999            1998           1997
Advisory Fee Earned                             $296,658       $287,116        $229.262
Advisory Fee Reduction                           287,632        287,116         229.262
Brokerage Commissions                                  0              0               0
Administrative Fee                               125,000        125,001         125,000
Shareholder Services Fee                         148,396

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.
  Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.
  Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.


                          7 -Day     1 Year         5 Years    Start of
                          Period                               Performance on
                                                               May 9, 1994
Total Return                           2.69%           3.06%   3.03%
Yield                       2.87%
Effective Yield             2.91%
Tax-Equivalent Yield        5.40%




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base- period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.


  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.


Taxable Yield Equivalent For 2000 - State Of Maryland Including Local Income Tax


Combined Federal, State, and
County Income Tax Bracket:                  22.28%              35.28%               38.28%
43.28%              46.88%
Joint Return                            $1-43,850     $43,851-105,950     $105,951-161,450
$161,451-288,35        0VER 288,350
Single Return                           $1-26,250     $ 26,251-63,550     $ 63,551-132,600
$132,601-288,35        0VER 288,350
Tax Exempt Yield:                     Taxable Yield
Equivalent:
1.00%                                        1.29%               1.54%                1.62%
1.76              1.88%
1.50%                                        1.93%               2.32%                2.43%
2.64              2.82%
2.00%                                        2.57%               3.09%                3.24%
3.53              3.76%
2.50%                                        3.22%               3.86%                4.05%
4.41              4.71%
3.00%                                        3.86%               4.63%                4.86%
5.29              5.65%
3.50%                                        4.50%               5.41%                5.67%
6.17              6.59%
4.00%                                        5.15%               6.18%                6.48%
7.05              7.53%
4.50%                                        5.79%               6.95%                7.29%
7.93              8.47%
5.00%                                        6.43%               7.72%                8.10%
8.81              9.41%
5.50%                                        7.08%               8.50%                8.91%
9.70             10.35%
6.00%                                        7.72%               9.27%                9.72%
10.58             11.29%
6.50%                                        8.36%              10.04%               10.53%
11.46             12.24%
7.00%                                        9.01%              10.81%               11.34%
12.34             13.18%
7.50%                                        9.65%              11.59%               12.15%
13.22             14.12%
8.00%                                       10.29%              12.36%               12.96%
14.10             15.06%
8.50%                                       10.94%              13.13%               13.77%
14.98             16.00%
9.00%                                       11.58%              13.90%               14.58%
15.87             16.94%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be 50% of the state rate for all counties excluding Allegheny, Baltimore, Caroline, Carroll, Montgomery, Prince George's, Queen Anne's, St. Mary's, Somerset, Talbot, Wicomico, and Worchester.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 .  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds     In the government
sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.

  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,600 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short- term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


MOODY'S INVESTORS SERVICE, SHORT-TERM MUNICIPAL OBLIGATION RATINGS     Moody's
Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS


Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements maybe present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's. NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's. NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

MARYLAND MUNICIPAL CASH TRUST
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




                                  Prospectus


                          [LOGO of Boston 1784 Funds]


                                 Massachusetts
                                   Municipal
                                  Cash Trust--
                            Boston 1784 Funds Shares


                 As with all mutual funds, the Securities and
                    Exchange Commission has not approved or
                   disapproved of these securities or passed
                   upon the adequacy of this prospectus, and
                    any representation to the contrary is a
                               criminal offense.

                                January 31, 2000




A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-BKB-1784.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO of Boston 1784 Funds]
Boston 1784 Funds\sm\
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784
www.boston1784funds.com

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federated investors.com

Cusip 60934N237
G00507-01 (1/00)

File No. 811-5950              MF-0136




TABLE OF CONTENTS


Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares.......   1
Shareholder Services...............................................   4
       How to reach the Fund.......................................   4
       Pricing of Fund shares......................................   4
       How the Fund is sold........................................   4
       How to open an account and purchase shares..................   4
       How to sell and exchange shares.............................   6
       Account and share information...............................   7
Tax Information....................................................   9
More About Massachusetts Municipal Cash Trust--
    Boston 1784 Funds Shares.......................................  10
Management.........................................................  12
Financial Highlights...............................................  13



Massachusetts Municipal Cash Trust--
Boston 1784 Funds Shares

This summary briefly describes the principal risks of investing in the Fund. For further information on the Fund, please read the section entitled More About Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares.

[LOGO appears here]
What are the Fund's Goals?

Massachusetts Municipal Cash Trust (the "Fund") is a money market fund which seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

[LOGO appears here]
What are the Fund's Main Investment Strategies?

The Fund invests in high-quality Massachusetts tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations
(AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

[LOGO appears here]
What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. An investment in the Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

[LOGO appears here]
How Has The Fund Performed?


The Bar Chart and Performance Table below reflect historical performance data for Boston 1784 Funds Shares of Massachusetts Municipal Cash Trust (the "Former Fund") prior to it's reorganization into the Fund, which is a newly created porfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilites recorded on Former Fund's records) will be transferred to the Fund.

When you consider this information, please remember that the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

Total Return
(per calendar year)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Boston 1784 Funds Shares of the Former Fund as of the
 calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 10%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Boston 1784 Funds Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are:2.26%, 3.36%, 2.98%, 3.11%, 2.95%, and 2.77%.



The Former Fund's Boston 1784 Funds Shares 7-Day Net Yield as of December 31,1999 was 3.88%.

Highest and Lowest Return
(Quarterly 1994-1999)
                                          Quarter Ended
Highest                         0.88%     June 30, 1995
Lowest                          0.43%     March 31, 1994

Average Annual Total Returns
(through December 31, 1999)
                                  1 Year    5 Years   Life of Fund
                                                      (since 2/22/93)
MA Municipal Cash                  2.77%     3.03%        2.77%
Trust -- Boston
1784 Funds Shares


         For up-to-date yield information, please call 1-800-BKB-1784.

Massachusetts Municipal Cash Trust--
Boston 1784 Funds Shares (CONTINUED)

[LOGO apprears here]
What Are The Fund's Fees And Expenses?


This table describes the fees and expenses that you may pay if you buy and hold Boston 1784 Funds Shares of the Fund.

--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price).......................   None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price
or redemption proceeds, as applicable).....................................................................   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)........................................................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable).........................................   None
Exchange Fee...............................................................................................   None
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1)
(expenses that are deducted from Fund assets) (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------
Management Fee (2).........................................................................................
0.50%
Distribution (12b-1) Fee...................................................................................   None
Shareholder Services Fee (3)...............................................................................
0.25%
Other Expenses.............................................................................................
0.16%
Total Annual Fund Operating Expenses (4)...................................................................
0.91%
--------------------------------------------------------------------------------------------------------------------
(1) Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
    October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
    Total Waiver of Fund Expenses..........................................................................
0.35%
    Total Actual Annual Fund Operating Expenses (after waivers)............................................
0.56%
(2) The Adviser expects to voluntarily waive a portion of the management fee.
    The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.40% for the fiscal year ending October 31, 2000.
(3) The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Boston 1784 Funds Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
(4) For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund, as a Portfolio of the Trust, the Total Annual Fund
    Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Boston 1784 Funds Shares were 0.91% and
    0.56%, respectively.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund's Boston 1784 Funds Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Boston 1784 Funds Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Boston 1784 Funds Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                                     1 Year    3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                                      $93        $290        $504       $1,120
--------------------------------------------------------------------------------


Shareholder Services
How To Reach The Fund
By telephone 1-800-BKB-1784 Call for account or Fund information or an account application.

By regular mail                         Boston 1784 Funds
                                        P.O. Box 8524
                                        Boston, MA 02266-8524

By express or                           Boston 1784 Funds
overnight service                       c/o Boston Financial Data Services
                                        2 Heritage Drive
                                        North Quincy, MA 02171

Pricing Of Fund Shares

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of Boston are open, except Columbus Day and Veteran's Day. The Fund does not impose a sales charge.


The Fund attempts to maintain the NAV of its shares at $1.00 by valuing the portfolio securities using the amortized cost method, which is approximately equal to market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund shares is $1,000. Subsequent investments must be in amounts of at least $250. If you participate in the automatic investment program, the minimum for additional share purchases is $50. The Fund may waive any investment minimums from time to time.

How The Fund Is Sold

The Fund offers two share classes: Boston 1784 Funds Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Boston 1784 Funds Shares. Each share class has other expenses that affect their performance. Please call 1-800-341-7400 for more information concerning Institutional Service Shares.


The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to financial institutions or to individuals, directly or though investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in Massachusetts municipal securities.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How To Open An Account And Purchase Shares


You may purchase shares through an investment professional or through an exchange from another fund in the Boston 1784 Funds family. You may also purchase shares through certain financial institutions, including BankBoston. These institutions may have their own procedures for buying and selling shares, and may charge fees. Contact your financial institution for more information. The Fund and the Distributor reserve the right to reject any request to purchase or exchange shares, and will do so when it believes that a purchase is part of a market-timing strategy.


Complete and sign the appropriate account application. Purchase orders must be received by 11:30 a.m. (Eastern time) in order to receive that day's dividend. You will become the owner of shares and receive dividends when the Fund receives your payment.


By Wire. Purchases may also be made by wiring money from your bank account to your Fund account. Each time you wish to send a wire, you must call 1-800-BKB-1784 to receive wiring instructions before you send money. Once the money has been wired, please call 1-800-BKB-1784 to purchase your shares.

By Check. If you wish to make your purchase by mail, please send a completed application and check payable to Boston 1784 Funds to:

Boston 1784 Funds
PO Box 8524
Boston, MA 02266-8524

If you send your check by express or overnight service and require a street address, see "How to Reach the Fund."


By Electronic Transfer. Once you have opened an account, you may purchase additional shares by debiting your designated bank account. You can establish this option by completing the "Electronic Transfer and Bank Wire" section of the application.

By Automatic Investment. Automatic investing is an easy way to add to your account on a regular basis. Boston 1784 Funds offer an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that minimum purchase amounts apply. Call 1-800-BKB-1784 for information.


Through An Exchange. On any business day, you may exchange all or a portion of your shares into any other Fund in the Boston 1784 Funds family. To make exchanges, call 1-800-BKB-1784. Exchanges are processed at the NAV next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Fund reserves the right to reject any exchange request or to change or terminate the exchange privilege at any time. An exchange is the sale of shares of one Fund and purchase of shares of another Fund, and could result in taxable gains or losses.

Paying for Shares

 .  Payments must be made in U.S. dollars and drawn on a U.S. bank;

 . Checks that are not made payable directly to Boston 1784 Funds ("third party checks") are not accepted;


 . Orders by mail are considered received when payment by check is converted into immediately available funds (normally the business day after the check is received) and shares begin earning dividends the next day;

 .  Cash and credit cards are not accepted;

 . If the check does not clear your bank, the Fund reserves the right to cancel your purchase; or

 . If the Fund is unable to debit your designated bank account on the day you purchase shares, the Fund may make additional attempts or cancel the purchase.


How To Sell And Exchange Shares

Submit your redemption or exchange request by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Redemption or exchange requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend. Requests for redemptions over $100,000 must be in writing with signatures guaranteed (see below).


Please note that your redemption proceeds may be delayed for up to ten business days after purchase. This is to assure that money from the purchase of shares being redeemed has been received and collected. You may gain or lose money when you redeem shares.

By Telephone. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-BKB-1784. You may not close your account by telephone. If you would like to establish this option on an existing account, please call 1-800-BKB-1784.

By Mail. To redeem all or part of your shares by mail, please send your request in writing to one of the addresses listed above under "How To Open An Account" and include the following information:

 .  the name of the Fund,

 .  the account number(s),

 .  the amount of money or number of shares being redeemed,

 .  the name(s) on the account,

 .  the signature of a registered account owner, and

 .  your daytime telephone number.


By Wire. You may redeem shares by wire by calling 1-800-BKB-1784. Redemption proceeds will be wired directly to the domestic commercial bank account you designated on your account application. You will be charged a fee for each wire redemption, which will be deducted from your redemption proceeds.


Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address on our records;

 . your redemption will be sent to an address on our records that was changed in the past 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

The Fund may also require signature guarantees for other redemptions. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


Payment Methods For Redemptions

Redemption proceeds may be credited to your designated bank account, paid by check, or paid by wire or electronic transfer as you previously designated on your account application.

By Check. Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.


By Wire. If you have selected this option, your redemption proceeds will be wired directly into your designated bank account, normally within one business day. There is no limitation on the number of redemption transactions by wire. However, there is a fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-BKB-1784 to sign up for this service.

By Electronic Transfer. If you have established this option, your redemption proceeds will be transferred electronically to your designated bank account. To establish this option on an existing account, please call 1-800-BKB-1784 to request the appropriate form.


Redemption In Kind. Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


Limitations On Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares.

Additional Conditions

Telephone Transactions. The Fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that it reasonably believes to be genuine. The Fund may refuse any telephone transaction for any reason.

Share Certificates. The Fund does not issue share certificates.

Account And Share Information

Account Activity. You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Taxpayer Identification Number. On your account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.


Address Changes. A change in address on your account must be made in writing with your signature guaranteed, and be signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Call 1-800-BKB-1784 if you need more information.

Dividends And Capital Gains. The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.


Accounts With Low Balances. Accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 60 days to purchase additional shares to meet the minimum.


Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from Massachusetts state personal income tax if they are derived from interest on obligations exempt from Massachusetts personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.

More About Massachusetts Municipal
Cash Trust--Boston 1784 Funds Shares

Principal Investment Strategies


The Fund invests in a portfolio of high-quality Massachusetts tax-exempt securities maturing in 397 days or less. The Fund will invest so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income taxes. Interest from the Fund's investments may be subject to the alternative minimum tax (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The portfolio manager actively manages the Fund's portfolio, seeking to select investments with enhanced yields and to limit credit risk.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The portfolio manager targets an average portfolio maturity based on interest rate outlook and the tax-exempt securities available. The portfolio manager formulates interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth, current and expected interest rates and inflation, and the Federal Reserve Board's monetary policy. The portfolio manager structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The portfolio manager generally shortens the portfolio's maturity when interest rates are expected to rise and extends the maturity when interest rates are expected to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Massachusetts income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

Principal Securities In Which The Fund Invests

Tax-Exempt Securities. Tax-exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities, which are categorized by their source of repayment.

Variable Rate Demand Instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


Municipal Notes. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Credit Enhancement


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely on its credit enhancement.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be of comparable quality to securities having such rating.

Specific Risks Of Investing In The Fund

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, the prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Massachusetts Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by Massachusetts issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result,the Fund will be more subsceptible to any economic, business, potitical or other developments which generally affect these entites. Massachusetts' economy is relatively diversified across the manufacturing, trade, finance insurance and real estate and services sectors. Any downturn in these industries may adversely affect the economy of the state.

Management

Investment Adviser

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222- 3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Management Fees

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Highlights

The Financial Highlights will help you understand the Fund's financial performance for the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report which can be obtained by calling 1-800-BKB-1784.


(For a share outstanding throughout each period)


                                                          Year Ended October 31,
                                              1999       1998       1997      1996      1995
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
Income from Investment Operations:
Net investment income                           0.03       0.03      0.03      0.03      0.03
Less Distributions:
Distributions from net investment income       (0.03)     (0.03)    (0.03)    (0.03)    (0.03)
Net Asset Value, End of Period              $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
Total Return (1)                                2.70%      3.03%     3.07%     3.05%     3.30%

Ratios to Average Net Assets:
Expenses (2)                                    0.91%      0.93%     0.96%     1.00%     1.05%
Net investment income (2)                       2.32%      2.61%     2.64%     2.59%     2.80%
Expenses (after waivers)                        0.56%      0.57%     0.57%     0.58%     0.60%
Net investment income (after waivers)           2.67%      2.97%     3.03%     3.01%     3.25%
Supplemental Data:
Net assets, end of period (000 omitted)     $199,860   $162,557   $73,837   $54,667   $46,580

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Notes



PROSPECTUS

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and Massachusetts state income tax by investing in a portfolio of high-quality Massachusetts tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            5
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                   10
Who Manages the Fund?                                           10
Financial Information                                           11


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Massachusetts Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Massachusetts tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations
(AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Massachusetts Municipal Cash Trust (the "Former Fund") prior to it's reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1999. The percentages noted are: 4.32%, 2.60%, 1.92%, 2.34%, 3.40%, 3.00%, 3.13%, 2.97% and 2.78%.


Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were sold without a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.14% (quarter ended March 31, 1991). Its lowest quarterly return was 0.46% (quarter ended March 31, 1993).

Average Annual Total Return Table
The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.



Calendar Period                                              Fund
1 Year                                                         2.78%
5 Years                                                        3.05%
Start of Performance/1/                                        3.12%

1 The Former Fund's Institutional Service Shares start of performance date was
  May 18, 1990.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.89%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

MASSACHUSETTS MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, asapplicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offeringprice) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                             None
Exchange
Fee
None
Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                                                      None
Shareholder Services
Fee/3/                                                                                                    0.25%
Other
Expenses
0.15%
Total Annual Fund Operating
Expenses/4/                                                                                        0.90%



1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

  Total Waiver of Fund Expenses                                       0.34%

  Total Actual Annual Fund Operating Expenses (after waivers)         0.56%

2 The Adviser expects to voluntarily waive a portion of the management fee. The
  Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.40% for the fiscal year ending October 31, 2000.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending October31, 2000.

4 For the fiscal year ended October 31, 1999, prior to the reorganization of Massachusetts Municipal Cash Trust, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Service Shares were 0.90% and 0.56%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Calendar Period                                            Fund
1 Year                                                     $   92
3 Years                                                    $  287
5 Years                                                    $  498
10 Years                                                   $1,108

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality Massachusetts tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Massachusetts income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


MASSACHUSETTS RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Massachusetts issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Massachusetts' economy is relatively diversified across the manufacturing, trade, finance insurance and real estate and services sectors. Any downturn in these industries may adversely affect the economy of the state.


What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Boston 1784 Funds Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-BKB-1784 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in Massachusetts municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 1:00
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name

 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.
  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an
   ACH member; or
 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Massachusetts state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non- exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                  1999             1998             1997
1996            1995
Net Asset Value, Beginning of Period                $   1.00         $   1.00         $   1.00        $
1.00         $  1.00
Income From Investment Operations:
Net investment income                                   0.03             0.03             0.03
0.03            0.03
Less Distributions:
Distributions from net investment income               (0.03)           (0.03)           (0.03)
(0.03)          (0.03)
Net Asset Value, End of Period                      $   1.00         $   1.00         $   1.00        $
1.00         $  1.00
Total Return/1/                                         2.71%            3.04%            3.09%
3.07%           3.34%

Ratios to Average Net Assets:
Expenses/2/                                             0.90%            0.91%            0.95%
0.97%           1.00%
Net investment income/2/                                2.35%            2.62%            2.65%
2.60%           2.85%
Expenses (after waivers)                                0.56%            0.55%            0.55%
0.55%           0.55%
Net investment income (after waivers)                   2.69%            2.98%            3.05%
3.02%           3.30%
Supplemental Data:
Net assets, end of period (000 omitted)             $411,292         $256,386         $141,869
$119,739         $99,628


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES


JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and it's investments is contained in the Fund's SAI and Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[FEDERATED LOGO]

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950
Cusip 60934N518

0032603A-ISS (1/00)


Federated is a registered mark of Federated Investors, Inc.
2000 Federated Investors, Inc.            [RECYCLED LOGO]



PROSPECTUS



Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

BOSTON 1784 FUNDS SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Massachusetts Municipal Cash Trust-Boston 1784 Funds Shares (Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-BKB-1784.

JANUARY 31, 2000

0032603B (1/00)


Contents
How is the Fund Organized?                                      0
Securities in Which the Fund Invests                            1
What Do Shares Cost?                                            1
How is the Fund Sold?                                           0
Subaccounting Services                                          0
Redemption in Kind                                              0
Massachusetts Partnership Law                                   1
Account and Share Information                                   1
Tax Information                                                 1
Who Manages and Provides Services to the Fund?                  1
How Does the Fund Measure Performance?                          1
Who is Federated Investors, Inc.?                               1
Financial Information                                           2
Investment Ratings                                              1
Addresses                                                       1



How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 18, 1990, will be reorganized as a portfolio of the Trust on February 1, 2000.

  The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Boston 1784 Funds Shares (Shares). This SAI relates to Boston 1784 Funds Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund invests.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States.
AGENCY SECURITIES


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


INVESTMENT RATINGS

Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

  The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax.
  This investment objective and policy may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

  For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.
  As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Boston 1784 Funds Shares:
Bantustan, Boston, MA, owned approximately 227,963,408 shares (100%).


  Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.
  Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.



Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

  As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name
Total
Birth Date                                                                                     Aggregate
Compensation
Address                        Principal Occupations                                           Compensation
From  Trust
Position With Trust            for Past Five Years                                             From Fund      and
Fund Complex
John F. Donahue*# Birth        Chief Executive Officer and Director or Trustee of the                     $0   $0
for the Trust
Date: July 28, 1924            Federated Fund Complex; Chairman and Trustee,
and 43 other
Federated Investors Tower      Federated Investment Management Company; Chairman and
investment
1001 Liberty Avenue            Director, Federated Investors, Inc., Federated Investment
companies in the
Pittsburgh, PA CHAIRMAN AND    Counseling and Federated Global Investment Management Corp.;
Fund Complex
TRUSTEE                        Chairman, Passport Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley Birth Date:   Director or Trustee of the Federated Fund Complex; Director,           $338.81
$116,760.63 for the
February 3, 1934 15 Old        Member of Executive Committee, Children's Hospital of
Trust and 43 other
Timber Trail Pittsburgh, PA    Pittsburgh; Director, Robroy Industries, Inc. (coated steel investment
TRUSTEE                        conduits/computer storage equipment); formerly: Senior
companies in the
                               Partner, Ernst & Young LLP; Director, MED 3000
Group, Inc.
Fund Complex
              (physician practice management); Director, Member of
                 Executive Committee, University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr. Birth      Director or Trustee of the Federated Fund Complex;                    $372.74
$128,455.37 for the
Date: June 23, 1937 Grubb &    President, Investment Properties Corporation; Senior Vice
Trust and 43 other
Ellis/Investment Properties    President, John R. Wood and Associates, Inc., Realtors;
investment
Corporation 3201 Tamiami       Partner or Trustee in private real estate ventures in
companies in the
Trail North Naples, FL         Southwest Florida; formerly: President, Naples
Fund Complex
TRUSTEE                        Property Management, Inc. and Northgate Village Development
                               Corporation.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis       Director or Trustee of the Federated Fund Complex; Director,               $0
$73,191.21 for the
Birth Date: September 3,       Michael Baker Corporation (engineering, construction,
Trust and 37 other
1939 175 Woodshire Drive       operations and technical services); formerly: Partner,
investment
Pittsburgh, PA TRUSTEE         Andersen Worldwide SC.
companies in the

Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham Birth       Director or Trustee of some of the Federated Fund                     $256.91
$93,190.48 for the
Date: March 5, 1943 353 El     Complex;Chairman, President and Chief Executive Officer,
Trust and 37 other
Brillo Way Palm Beach, FL      Cunningham & Co., Inc. (strategic business consulting);
investment
TRUSTEE                        Trustee Associate, Boston College; Director, Iperia Corp.
companies in the
             (communications/software); formerly: Director, Redgate
Fund Complex
                               Communications and EMC Corporation (computer
storage systems).
               Previous Positions: Chairman of the Board and Chief
                               Executive Officer, Computer Consoles, Inc.;
                               President and Chief Operating Officer, Wang
                               Laboratories; Director, First National Bank of
                               Boston; Director, Apollo Computer, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue Birth   President or Executive Vice President of the                               $0   $0
for the Trust
Date: April 11, 1949           Federated Funding Complex; Director or Trustee of some of the and 30 other
Federated Investors Tower      Funds in the Federated Fund Complex; President, Chief
investment
1001 Liberty Avenue            Executive Officer and Director, Federated Investors, Inc.;
companies in the
Pittsburgh, PA PRESIDENT AND   President and Trustee, Federated Investment Management
Fund Complex
TRUSTEE                        Company and Federated Investment Counseling; President and
             Director, Federated Global Investment Management Corp.;
             President, Passport Research, Ltd.; Trustee, Federated
                               Shareholder Services Company; Director, Federated Services
                               Company.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*       Director or Trustee of the Federated Fund Complex; Professor          $338.81
$116,760.63 for the
Birth Date: October 11, 1932   of Medicine, University of Pittsburgh; Medical Director,
Trust and 43 other
3471 Fifth Avenue Suite 1111   University of Pittsburgh Medical Center  Downtown;
investment
Pittsburgh, PA TRUSTEE         Hematologist, Oncologist and Internist, University of
companies in the
              Pittsburgh Medical Center; Member, National Board of
Fund Complex
                               Trustees, Leukemia Society of America.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden Birth Date:    Director or Trustee of the Federated Fund Complex; formerly:          $308.66
$109,153.60 for the
March 16, 1942 One Royal       Representative, Commonwealth of Massachusetts General Court;
Trust and 43 other
Palm Way 100 Royal Palm Way    President, State Street Bank and Trust Company and State
investment
Palm Beach, FL TRUSTEE         Street Corporation.
companies in the
                 Previous Positions: Director, VISA USA and VISA
Fund Complex
                               International; Chairman and Director,
                               Massachusetts Bankers Association; Director,
                               Depository Trust Corporation; Director, The
                               Boston Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.      Director or Trustee of some of the Federated Fund                     $266.10
$102,573.91 for the
Birth Date: April 10, 1945     Complex;Executive Vice President, Legal and External
Trust and 40 other
80 South Road Westhampton      Affairs, Dugan Valva Contess, Inc. (marketing,
investment
Beach, NY TRUSTEE              communications, technology and consulting); formerly
companies in the
                               Management Consultant.
Fund Complex
                                Previous Positions: Chief Executive Officer,
                               PBTC International Bank; Partner, Arthur Young &
                               Company (now Ernst & Young LLP); Chief Financial
                               Officer of Retail Banking Sector, Chase Manhattan
                               Bank; Senior Vice President, Marine Midland Bank;
                               Vice President, Citibank; Assistant Professor of
                               Banking and Finance, Frank G. Zarb School of
                               Business, Hofstra University.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,     Director or Trustee of the Federated Fund Complex; President,          $364.53
$128,455.37 for the
S.J.D.# Birth Date: December   Law Professor, Duquesne University; Consulting Partner,
Trust and 43 other
20, 1932 President, Duquesne   Mollica & Murray; Director, Michael Baker Corp.(engineering, investment
University Pittsburgh, PA      construction, operations and technical services).
companies in the
TRUSTEE                         Previous Positions: Dean and Professor of Law, University
Fund Complex
             of Pittsburgh School of Law; Dean and Professor of Law,
                       Villanova University School of law.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts Birth        Director or Trustee of the Federated Fund Complex; Public             $338.81
$116,760.63 for the
Date: June 21, 1935 4905       Relations/ Marketing/Conference Planning.
Trust and 43 other
Bayard Street Pittsburgh, PA    Previous Positions: National Spokesperson, Aluminum Company
investment
TRUSTEE                        of America; television producer; business owner.
companies in the

Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John S. Walsh Birth Date:      Director or Trustee of some of the Federated Fund Complex;            $256.91
$94,536.85 for the
November 28, 1957 2007         President and Director, Heat Wagon, Inc. (manufacturer of
Trust and 39 other
Sherwood Drive Valparaiso,     construction temporary heaters); President and Director,
investment
IN TRUSTEE                     Manufacturers Products, Inc. (distributor of portable
companies in the
                               construction heaters); President, Portable Heater Parts, a
Fund Complex
                               division of Manufacturers Products, Inc.; Director, Walsh &
             Kelly, Inc. (heavy highway contractor); formerly: Vice
                         President, Walsh & Kelly, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales Birth       Trustee or Director of some of the Funds in the                            $0   $0
for the Trust
Date: October 22, 1930         Federated Fund Complex;President, Executive Vice President
and 42 other
Federated Investors Tower      and Treasurer of some of the Funds in the Federated Fund
investment
1001 Liberty Avenue            Complex; Vice Chairman, Federated Investors, Inc.; Vice
companies in the
Pittsburgh, PA EXECUTIVE       President, Federated Investment Management Company,
Fund Complex
VICE PRESIDENT                 Federated Investment Counseling, Federated Global Investment
                               Management Corp.and Passport Research, Ltd.;
                               Executive Vice President and Director, Federated
                               Securities Corp.; Trustee, Federated Shareholder
                               Services Company.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle Birth        Executive Vice President and Secretary of the Federated Fund                $0  $0
for the Trust
Date: October 26, 1938         Complex; Executive Vice President, Secretary and Director,
and 43 other
Federated Investors Tower      Federated Investors, Inc.; Trustee, Federated Investment
investment
1001 Liberty Avenue            Management Company and Federated Investment Counseling;
companies in the
Pittsburgh, PA EXECUTIVE       Director, Federated Global Investment Management Corp.,
Fund Complex
VICE PRESIDENT AND SECRETARY   Federated Services Company and Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas Birth        Treasurer of the Federated Fund Complex; Vice President -                  $0   $0
for the Trust
Date: June 17, 1954            Funds Financial Services Division, Federated Investors,
and 43 other
Federated Investors Tower      Inc.; formerly: various management positions within Funds
investment
1001 Liberty Avenue            Financial Services Division of Federated Investors, Inc.
companies in the
Pittsburgh, PA TREASURER
Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher Birth        President or Vice President of some of the Funds in the                    $0   $0
for the Trust
Date: May 17, 1923 Federated   Federated Fund Complex; Director or Trustee of some of the and 41 other
Investors Tower 1001 Liberty   Funds in the Federated Fund Complex; Executive Vice
investment
Avenue Pittsburgh, PA VICE     President, Federated Investors, Inc.; Chairman and Director,
companies in the
PRESIDENT                      Federated Securities Corp.
Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III Birth   Chief Investment Officer of this Fund and various other                    $0   $0
for the Trust
Date: March 3, 1949            Funds in the Federated Fund Complex; Executive Vice
and 42 other
Federated Investors Tower      President, Federated Investment Counseling, Federated Global
investment
1001 Liberty Avenue            Investment Management Corp., Federated Investment Management
companies in the
Pittsburgh, PA CHIEF           Company and Passport Research, Ltd.; Registered
Fund Complex
INVESTMENT OFFICER             Representative, Federated Securities Corp.; Portfolio
                               Manager, Federated Administrative Services; Vice
                               President, Federated Investors, Inc.; formerly:
                               Executive Vice President and Senior Vice
                               President, Federated Investment Counseling
                               Institutional Portfolio Management Services
                               Division; Senior Vice President, Federated
                               Investment Management Company and Passport
                               Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham Birth    Deborah A. Cunningham is Vice President of the Trust.                      $0   $0
for the Trust
Date: September 15, 1959       Ms.Cunningham joined Federated in 1981 and has been a Senior and 6 other
Federated Investors Tower      Portfolio Manager and a Senior Vice President of the Funds'
investment
1001 Liberty Avenue            Adviser since 1997. Ms. Cunningham served as a Portfolio
companies in the
Pittsburgh, PA VICE PRESIDENT  Manager and a Vice President of the Adviser from 1993
Fund Complex
              through 1996. Ms. Gunningham is a Chartered Financial
             Analyst and received her M.B.A. in Finance from Robert
                                 Morris College.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson Birth Date:     Mary Jo Ochson is Vice President of the Trust. Ms. Ochson                  $0   $0
for the Trust
September 12, 1953 Federated   joined Federated in 1982 and has been a Senior Portfolio
and 7 other
Investors Tower 1001 Liberty   Manager and a Senior Vice President of the Funds' Adviser
investment
Avenue Pittsburgh, PA VICE     since 1996. From 1988 through 1995, Ms. Ochson served as a companies in the
PRESIDENT                      Portfolio Manager and a Vice President of the Funds'
Fund Complex
              Adviser. Ms. Ochson is a Chartered Financial Analyst
            and received her M.B.A. in Finance from the University of
                               Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Nicholas P. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


  Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee                 Average Aggregate Daily Net
                          Assets of the Federated Funds
0.150 of 1%                                on the first $250 million
0.125 of 1%                                on the next $250 million
0.100 of 1%                                on the next $250 million
0.075 of 1%                                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended October 31               1999             1998             1997
Advisory Fee Earned                      $2,574,407       $1,810,446       $1,006,548
Advisory Fee Reduction                      493,904          397,073          294,305
Brokerage Commissions                             0                0                0
Administrative Fee                          388,221          273,047          158,069
Shareholder Services Fee
 Boston 1784 Funds Shares                         0


Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
  For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

  Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.
  Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.



                                                                         Start of
                            7-Day                                        Performance on
Share Class                 Period        1 Year         5 Years         February 22, 1993
Boston 1784
Funds Shares
Total Return                                2.07%           3.03%                      2.76%
Yield                         2.93%
Effective Yield               2.97%
Tax-Equivalent Yield          5.38%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.

Taxable Yield Equivalent for 2000 State of Massachusets
Tax Bracket:
Federal                                15.00%              28.00%               31.00%
36.00%              39.60%
Combined Federal and State:           20.950%             33.950%              36.950%
41.950%             45.550%
Joint Return                       $1-43,850     $43,851-105,950     $105,951-161,450     $ 16,451-288,350
OVER 288,350
Single Return                      $1-26,250     $ 26,251-63,550     $ 63,551-132,600     $132,601-288,350
OVER 288,350
Tax Exempt Yield:               Taxable Yield
Equivalent:
1.00%                                   1.27%               1.51%                1.59%
1.72%               1.84%
1.50%                                   1.90%               2.27%                2.38%
2.58%               2.75%
2.00%                                   2.53%               3.03%                3.17%
3.45%               3.67%
2.50%                                   3.16%               3.79%                3.97%
4.31%               4.59%
3.00%                                   3.80%               4.54%                4.76%
5.17%               5.51%
3.50%                                   4.43%               5.30%                5.55%
6.03%               6.43%
4.00%                                   5.06%               6.06%                6.34%
6.89%               7.35%
4.50%                                   5.69%               6.81%                7.14%
7.75%               8.26%
5.00%                                   6.33%               7.57%                7.93%
8.61%               9.18%
5.50%                                   6.96%               8.33%                8.72%
9.47%              10.10%
6.00%                                   7.59%               9.08%                9.52%
10.34%              11.02%
6.50%                                   8.22%               9.84%               10.31%
11.20%              11.94%
7.00%                                   8.86%              10.60%               11.10%
12.06%              12.86%
7.50%                                   9.49%              11.36%               11.90%
12.92%              13.77%
8.00%                                  10.12%              12.11%               12.69%
13.78%              14.69%
8.50%                                  10.75%              12.87%               13.48%
14.64%              15.61%
9.00%                                  11.39%              13.63%               14.27%
15.50%              16.53%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:
 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds     In the government
sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these
maturity ranges.      Money Market Funds     In the money market sector,
Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro- denominated, with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.

  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

Investment Ratings


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short- term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of
short-term obligations may be evaluated.     MIG1--This designation denotes best
quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

MASSACHUSETTS MUNICIPAL CASH TRUST
Boston 1784 Funds Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



STATEMENT OF ADDITIONAL INFORMATION

MASSACHUSETTS MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Massachusetts Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What Do Shares Cost?
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses

Cusip 60934N518

0032603B-ISS (1/00)




How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 18, 1990, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Boston 1784 Funds Shares (Shares). This SAI relates to Institutional Service Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Tax Exempt Securities

  Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

     Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

     Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions


  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Asset Coverage

  In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.

  U.S. Treasury Securities

  U.S. Treasury securities are direct obligations of the federal government of the United States.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  Bank Instruments

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.


  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


INVESTMENT RATINGS
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax.

This investment objective and policy may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 136,440, 137 shares (25.99%); Turtle & Co., Boston, MA, owned approximately 105,116,968 shares (20.03%); State Street Bank & Trust, North Quincy, MA, owned approximately 55,256,944 shares (10.52%); and Bob & Co, Boston, MA, owned approximately 42,915,798 shares (8.17%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.







Name
Birth Date                                                                                Aggregate       Total
Compensation
Address                         Principal Occupations                                     Compensation    From
Trust and Fund
Position With Trust             for Past Five Years                                       From Fund
Complex

John F. Donahue*#+              Chief Executive Officer and Director or Trustee of             $     0    $0 for
the Trust and 43
Birth Date: July 28, 1924       the Federated Fund Complex; Chairman and Director,                        other
investment
Federated Investors Tower       Federated Investors, Inc.; Chairman and Trustee,
companies in the Fund
1001 Liberty Avenue             Federated Investment Management Company; Chairman and
Complex
Pittsburgh, PA                  Director, Federated Investment Counseling
and
CHAIRMAN AND TRUSTEE            Federated Global Investment Management
Corp.;
                                Chairman, Passport Research,
Ltd.





Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;             $338.81
$116,760.63 for the Trust
Birth Date: February 3, 1934    Director, Member of Executive Committee, Children's                       and 43
other investment
15 Old Timber Trail             Hospital of Pittsburgh; Director, Robroy Industries,
companies  in the Fund
Pittsburgh, PA                  Inc. (coated steel conduits/computer storage
Complex
TRUSTEE                         equipment); formerly: Senior Partner, Ernst &
Young
                                LLP; Director, MED 3000 Group, Inc.
(physician
                                practice management); Director, Member of
Executive
                                Committee, University of
Pittsburgh.




John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;             $372.74
$128,455.37 for the Trust
Birth Date: June 23, 1937       President, Investment Properties Corporation; Senior                      and 43
other investment
               Vice President, John R. Wood and Associates, Inc.,
companies in the Fund
Wood/Commercial Dept.           Realtors; Partner or Trustee in private real estate
Complex
John R. Wood Associates, Inc.   ventures in Southwest Florida; formerly:
President,
 Realtors                       Naples Property Management, Inc. and
Northgate
3255 Tamiami Trail North Grubb  Village Development
Corporation.
&  Ellis/Investment Properties

Corporation
3201 Tamiami Trail
North
Naples,
FL
TRUSTEE



Nicholas P. Constantakis++      Director or Trustee of the Federated Fund Complex;             $     0
$73,191.21 for the
Birth Date: September 3, 1939   Director, Michael Baker Corporation (engineering,                         Trust
and
175 Woodshire Drive             construction, operations and technical services);                         37
other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.
companies
TRUSTEE                                                                                                   in the
Fund Complex



John F. Cunningham              Director or Trustee of some of the Federated Fund              $256.91
$93,190.48 for the
++                              Complex; Chairman, President and Chief Executive                          Trust
and 37
Birth Date: March 5, 1943       Officer, Cunningham & Co., Inc. (strategic business                       other
investment
353 El Brillo Way               consulting); Trustee Associate, Boston College;
companies in the Fund
Palm Beach, FL                  Director, Iperia Corp. (communications/software);
Complex
TRUSTEE                         formerly: Director, Redgate Communications and
EMC
                                Corporation (computer storage
systems).
                  Previous Positions: Chairman of the Board and
Chief
                                Executive Officer, Computer Consoles, Inc.;
President
                                and Chief Operating Officer, Wang
Laboratories;
                                Director, First National Bank of Boston;
Director,
                                Apollo Computer,
Inc.




J. Christopher Donahue+         President or Executive Vice President of the                   $     0    $0 for
the Trust and 30
Birth Date: April 11, 1949      Federated Fund Complex; Director or Trustee of some                       other
investment
Federated Investors Tower       of the Funds in the Federated Fund Complex;
companies in the Fund
1001 Liberty Avenue             President, Chief Executive Officer and Director,
Complex
Pittsburgh, PA                  Federated Investors, Inc.; President and
Trustee,
PRESIDENT AND TRUSTEE           Federated Investment Management Company and
Federated
                                Investment Counseling; President and
Director,
                                Federated Global Investment Management
Corp.;
                                President, Passport Research, Ltd.;
Trustee,
                                Federated Shareholder Services Company;
Director,
                                Federated Services
Company.





Lawrence D. Ellis, M.D.*        Director or Trustee of the Federated Fund Complex;             $338.81
$116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;                          and 43
other investment
3471 Fifth Avenue               Medical Director, University of Pittsburgh Medical
companies in the Fund
Suite 1111                      Center - Downtown; Hematologist, Oncologist and
Complex
Pittsburgh, PA                  Internist, University of Pittsburgh Medical
Center;
TRUSTEE                         Member, National Board of Trustees, Leukemia
Society
                                of
America.





Peter E. Madden                 Director or Trustee of the Federated Fund Complex;             $308.66
$109,153.60 for the Trust
Birth Date: March 16, 1942      formerly: Representative, Commonwealth of                                 and 43
other investment
One Royal Palm Way              Massachusetts General Court; President, State Street
companies in the Fund
100 Royal Palm Way              Bank and Trust Company and State Street Corporation.
Complex
Palm Beach, FL                  Previous Positions: Director, VISA USA and
VISA
TRUSTEE                         International; Chairman and Director,
Massachusetts
                                Bankers Association; Director, Depository
Trust
                                Corporation; Director, The Boston Stock
Exchange.




Charles F. Mansfield, Jr.       Director or Trustee of some of the Federated Fund              $266.10
$102,573.91 for the
++                              Complex; Executive Vice President, Legal and External                     Trust
and 40
Birth Date: April 10, 1945      Affairs, Dugan Valva Contess, Inc. (marketing,                            other
investment
80 South Road                   communications, technology and consulting); formerly
companies in the Fund
Westhampton Beach, NY           Management Consultant.
Complex
TRUSTEE                         Previous Positions: Chief Executive Officer,
PBTC
                                International Bank; Partner, Arthur Young &
Company
                (now Ernst & Young LLP); Chief Financial Officer
of
                                Retail Banking Sector, Chase Manhattan Bank;
Senior
                                Vice President, Marine Midland Bank; Vice
President,
                                Citibank; Assistant Professor of Banking and
Finance,
                                Frank G. Zarb School of Business, Hofstra
University.




John E. Murray, Jr., J.D., S.J. Director or Trustee of the Federated Fund Complex;             $364.53
$128,455.37 for the Trust
Birth Date: December 20, 1932   President, Law Professor, Duquesne University;                            and 43
other investment
President, Duquesne University  Consulting Partner, Mollica & Murray; Director,
companies in the Fund
Pittsburgh, PA                  Michael Baker Corp. (engineering, construction,
Complex
TRUSTEE                         operations and technical
services).
                                Previous Positions: Dean and Professor of
Law,
                                University of Pittsburgh School of Law; Dean
and
                Professor of Law, Villanova University School of
Law.



Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;             $338.81
$116,760.63 for the Trust
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                           and 43
other investment
4905 Bayard Street              Previous Positions: National Spokesperson, Aluminum
companies in the Fund
Pittsburgh, PA                  Company of America; television producer; business
Complex
TRUSTEE
owner.



John S. Walsh                   Director or Trustee of some of the Federated Fund              $256.91
$94,536.85 for the Trust
Birth Date: November 28, 1957   Complex; President and Director, Heat Wagon, Inc.                         and
39
2007 Sherwood Drive             (manufacturer of construction temporary heaters);                         other
investment
Valparaiso, IN                  President and Director, Manufacturers Products, Inc.
companies in the Fund
TRUSTEE                         (distributor of portable construction heaters);
Complex
                                President, Portable Heater Parts, a division
of
                  Manufacturers Products, Inc.; Director, Walsh
&
                                Kelly, Inc. (heavy highway contractor);
formerly:
                                Vice President, Walsh & Kelly,
Inc.




Edward C. Gonzales              Trustee or Director of some of the Funds in the                $     0    $0 for
the Trust and 42
 Birth Date: October 22, 1930   Federated Fund Complex; President, Executive Vice                         other
investment
Federated Investors Tower       President and Treasurer of some of the Funds in the                       company
in the
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated                          Fund
Complex
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated
Investment
EXECUTIVE VICE PRESIDENT        Management Company, Federated Investment
Counseling,
                                Federated Global Investment Management Corp.
and
                Passport Research, Ltd.; Executive Vice President
and
                                Director, Federated Securities Corp.;
Trustee,
                                Federated Shareholder Services
Company.





John W. McGonigle               Executive Vice President and Secretary of the                  $     0    $0 for
the Trust and 54
Birth Date: October 26, 1938    Federated Fund Complex; Executive Vice President,                         other
investment
Federated Investors Tower       Secretary and Director, Federated Investors, Inc.;
companies in the Fund
1001 Liberty Avenue             Trustee, Federated Investment Management Company and
Complex
Pittsburgh, PA                  Federated Investment Counseling; Director,
Federated
EXECUTIVE VICE PRESIDENT AND    Global Investment Management Corp.,
Federated
 SECRETARY                      Services Company and Federated Securities
Corp.





Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice                  $     0    $0 for
the Trust and 43
Birth Date: June 17, 1954       President - Funds Financial Services Division,                            other
investment
Federated Investors Tower       Federated Investors, Inc.; formerly: various
companies in the Fund
1001 Liberty Avenue             management positions within Funds Financial Services
Complex
Pittsburgh, PA                  Division of Federated Investors,
Inc.
TREASURER




Richard B. Fisher               President or Vice President of some of the Funds in            $     0    $0 for
the Trust and 41
Birth Date: May 17, 1923        the Federated Fund Complex; Director or Trustee of                        other
investment
Federated Investors Tower       some of the Funds in the Federated Fund Complex;
companies in the Fund
1001 Liberty Avenue             Executive Vice President, Federated Investors, Inc.;
Complex
Pittsburgh, PA                  Chairman and Director, Federated Securities
Corp.
VICE
PRESIDENT




William D. Dawson, III          Chief Investment Officer of this Fund and various              $     0    $0 for
the Trust and 42
Birth Date: March 3, 1949       other Funds in the Federated Fund Complex; Executive                      other
investment
Federated Investors Tower       Vice President, Federated Investment Counseling,
companies in the Fund
1001 Liberty Avenue             Federated Global Investment Management Corp.,
Complex
Pittsburgh, PA                  Federated Investment Management Company and
Passport
CHIEF INVESTMENT OFFICER        Research, Ltd.; Registered Representative,
Federated
                                Securities Corp.; Portfolio Manager,
Federated
                                Administrative Services; Vice President,
Federated
                                Investors, Inc.; formerly: Executive Vice
President
                                and Senior Vice President, Federated
Investment
                                Counseling Institutional Portfolio
Management
                                Services Division; Senior Vice President,
Federated
                                Investment Management Company and Passport
Research,

Ltd.





Deborah A. Cunningham           Deborah A. Cunningham is Vice President of the Trust.          $     0    $0 for
the Trust and 6
Birth Date: September 15, 1959  Ms. Cunningham joined Federated in 1981 and has been                      other
investment
Federated Investors Tower       a Senior Portfolio Manager and a Senior Vice
companies in the Fund
1001 Liberty Avenue             President of the Funds' Adviser since 1997. Ms.
Complex
Pittsburgh, PA                  Cunningham served as a Portfolio Manager and a
Vice
VICE PRESIDENT                  President of the Adviser from 1993 through 1996.
Ms.
                                Cunningham is a Chartered Financial Analyst and received
                                her M.B.A. in Finance from Robert Morris
College.




Mary Jo Ochson                  Mary Jo Ochson is Vice President of the Trust.  Ms.            $     0    $0 for
the Trust and 7
Birth Date: September 12, 1953  Ochson joined Federated in 1982 and has been a Senior                     other
investment
Federated Investors Tower       Portfolio Manager and a Senior Vice President of the
companies in the Fund
1001 Liberty Avenue             Funds' Adviser since 1996. From 1988 through 1995,
Complex
Pittsburgh, PA                  Ms. Ochson served as a Portfolio Manager and a
Vice
VICE PRESIDENT                  President of the Funds' Adviser. Ms. Ochson is
a
                                Chartered Financial Analyst and received her
M.B.A.
                                in Finance from the University of
Pittsburgh.





* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


++ Nicholas P. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.




INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



For the Year Ended October 31                               1999
1998                           1997
Advisory Fee Earned                                   $2,574,407                  $1,810,446
$1,006,548
Advisory Fee Reduction                                $  493,904                  $  397,073
$  294,305
Brokerage Commissions                                 $        0                  $        0
$        0
Administrative Fee                                    $  388,221                  $  273,047
$  158,069
Shareholder Services
Fee
 Institutional Service Shares                         $   22,975
--                             --



Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.


Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.



                                                                                                           Start
of Performance on
                                            7-Day Period            1 Year                5 Years          May
18, 1990
Institutional Service
Shares
Total Return                                     --                  2.71%                 3.05%
3.12%
Yield                                          2.94%                   --
--                    --
Effective Yield                                2.98%                   --
--                    --
Tax-Equivalent Yield                           5.40%                   --
--                    --
---------------------------------------------------------------------------------------------------------------------------------




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Yield, Effective Yield and Tax-Equivalent Yield

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.


TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2000 - STATE OF MASSACHUSETS


Tax Bracket:
     Federal                               15.00%              28.00%               31.00%
36.00%           39.60%

Combined Federal and State:               20.950%             33.950%              36.950%
41.950%          45.550%
----------------------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850     $43,851-105,950     $105,951-161,450     $
16,451-288,350     Over 288,350
Single Return                          $1-26,250     $ 26,251-63,550     $ 63,551-132,600
$132,601-288,350     Over 288,350

Tax Exempt Yield:                      Taxable Yield
Equivalent:
1.00%                                       1.27%               1.51%                1.59%
1.72%            1.84%
1.50%                                       1.90%               2.27%                2.38%
2.58%            2.75%
2.00%                                       2.53%               3.03%                3.17%
3.45%            3.67%
2.50%                                       3.16%               3.79%                3.97%
4.31%            4.59%
3.00%                                       3.80%               4.54%                4.76%
5.17%            5.51%
3.50%                                       4.43%               5.30%                5.55%
6.03%            6.43%
4.00%                                       5.06%               6.06%                6.34%
6.89%            7.35%
4.50%                                       5.69%               6.81%                7.14%
7.75%            8.26%
5.00%                                       6.33%               7.57%                7.93%
8.61%            9.18%
5.50%                                       6.96%               8.33%                8.72%
9.47%           10.10%
6.00%                                       7.59%               9.08%                9.52%
10.34%           11.02%
6.50%                                       8.22%               9.84%               10.31%
11.20%           11.94%
7.00%                                       8.86%              10.60%               11.10%
12.06%           12.86%
7.50%                                       9.49%              11.36%               11.90%
12.92%           13.77%
8.00%                                      10.12%              12.11%               12.69%
13.78%           14.69%
8.50%                                      10.75%              12.87%               13.48%
14.64%           15.61%
9.00%                                      11.39%              13.63%               14.27%
15.50%           16.53%



Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.



FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.


Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MASSACHUSETTS MUNICIPAL CASH TRUST

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





PROSPECTUS

MICHIGAN MUNICIPAL CASH TRUST

Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity by investing in a portfolio of high-quality Michigan tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


Risk/Return Summary                                                          1
What are the Fund's Fees and Expenses?                                       3
What are the Fund's Investment Strategies?                                   4
What are the Principal Securities in Which the Fund Invests?                 4
What are the Specific Risks of Investing in the Fund?                        5
What Do Shares Cost?                                                         6
How is the Fund Sold?                                                        6
How to Purchase Shares                                                       6
How to Redeem Shares                                                         7
Account and Share Information                                                9
Who Manages the Fund?                                                       10
Financial Information                                                       10
Report of Independent Public Accountants




NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Michigan Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Michigan tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Michigan Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Service Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Service Shares start of business through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999, The percentages noted are: 3.18%, 3.31%, 3.11%, and 2.91%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.86% (quarter ended June 30, 1997). Its lowest quarterly return was 0.64% (quarter ended March 31, 1999).

Average Annual Total Return Table


The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns, for the calendar periods ended December 31, 1999.

Calendar Period                                              Fund
1 Year                                                       2.91%
Start of Performance/1/                                      3.19%

/1/ The Former Fund's Institutional Service Shares start of performance date was June 20, 1995.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 4.06%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

MICHIGAN MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)
None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                                                       None
Shareholder Services
Fee/3/                                                                                                    0.25%
Other
Expenses
0.21%
Total Annual Fund Operating
Expenses/4/                                                                                        0.96%


/1/ Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

    Total Waiver of Fund Expenses                                         0.40%
    Total Actual Annual Fund Operating Expenses (after waivers)           0.56%

/2/ The Adviser expects to voluntarily waive a portion of the management fee.
    The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending October 31, 2000.

/3/ The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending October31, 2000.

/4/ For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Service Shares were 0.96% and 0.56%, respectively.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                             Fund
1 Year                                                     $   98
3 Years                                                    $  306
5 Years                                                    $  531
10 Years                                                   $1,178



What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality Michigan tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. Interest from the Fund's investments may be subject to AMT. The dollar- weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Michigan income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks

A substantial part of the Fund's portfolio may be comprised of securities issued by Michigan issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


Michigan Risks

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 1:00
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.
  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an
   ACH member; or
 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Michigan taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October31                                1999             1998                 1997
1996          1995/1/
Net Asset Value, Beginning of Period            $   1.00           $ 1.00               $ 1.00          $
1.00        $ 1.00
Income From Investment
Operations:
Net investment income                               0.03             0.03                 0.03
0.03          0.01
Less
Distributions:
Distributions from net investment income           (0.03)           (0.03)               (0.03)
(0.03)        (0.01)
Net Asset Value, End of Period                  $   1.00           $ 1.00               $ 1.00          $
1.00        $ 1.00
Total Return/2/                                     2.84%            3.20%                3.27%
3.26%         1.35%

Ratios to Average Net
Assets:
Expenses/3/                                         0.96%            0.98%                1.06%
1.26%          1.95%/4/
Net investment income/3/                            2.40%            2.74%                2.71%
2.45%          2.04%/4/
Expenses (after waivers)                            0.56%            0.56%                0.55%
0.50%          0.32%/4/
Net investment income (after waivers)               2.80%            3.16%                3.22%
3.21%          3.67%/4/
Supplemental
Data:
Net assets, end of period (000 omitted)         $182,610         $184,989             $147,105
$92,275        $30,133

/1/ Reflects operations for the period June 20, 1995 (date of initial public investment) to October 31, 1995.
/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable./3/ During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.
/4/  Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



[Federated Logo]

World-Class Investment Manager (R)

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and it's investments is contained in the Fund's SAI and Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[LOGO]


Michigan Municipal Cash Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950

Cusip 60934N377

G01212-01 (1/00)


Federated is a registered mark of Federated Investors, Inc.

2000 (c)Federated Investors, Inc.

[logo]
RECYCLED
PAPER



PROSPECTUS

MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity by investing in a portfolio of high-quality Michigan tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                               1
What are the Fund's Fees and Expenses?                            3
What are the Fund's Investment Strategies?                        4
What are the Principal Securities in Which the
  Fund Invests?                                                   4
What are the Specific Risks of Investing in the Fund?             5
What Do Shares Cost?                                              6
How is the Fund Sold?                                             6
How to Purchase Shares                                            6
How to Redeem Shares                                              7
Account and Share Information                                     9
Who Manages the Fund?                                            10
Financial Information                                            10

-------------------
 NOT FDIC INSURED

 MAY LOSE VALUE

 NO BANK GUARANTEE
-------------------


JANUARY 31, 2000


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Michigan Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?

The Fund invests in high-quality Michigan tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Michigan Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Shares start of business through the calendar year ended 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999, The percentages noted are: 3.47%, 3.28%, and 3.07%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.90% (quarter ended June 30, 1997). Its lowest quarterly return was 0.68% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns, for the calendar periods ended December 31, 1998.


Calendar Period                                             Fund
-------------------------------------------------------------------
1 Year                                                      3.07%
-------------------------------------------------------------------
Start of Performance/1/                                     3.29%
-------------------------------------------------------------------

1 The Former Fund's Institutional Shares start of performance date was March 4, 1996.

   The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.22%.

   You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

MICHIGAN MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                            None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                                                      None
Shareholder Services
Fee/3/                                                                                                   0.25%
Other
Expenses
0.21%
Total Annual Fund Operating
Expenses/4/                                                                                       0.96%
------------------------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

   Total Waiver of Fund Expenses                                           0.56%

Total Actual Annual Fund Operating Expenses (after waivers)                0.40%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending October 31, 2000.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.

4 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Shares were 0.97% and 0.40%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                           Fund
----------------------------------------------------------------
1 Year                                                    $   98
----------------------------------------------------------------
3 Years                                                   $  306
----------------------------------------------------------------
5 Years                                                   $  531
----------------------------------------------------------------
10 Years                                                  $1,178
----------------------------------------------------------------


What are the Fund's
Investment Strategies?

The Fund invests in a portfolio of high-quality Michigan tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. Interest from the Fund's investments may be subject to AMT. The dollar- weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Michigan income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal
Securities in Which the
Fund Invests?

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks

A substantial part of the Fund's portfolio may be comprised of securities issued by Michigan issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


Michigan Risks

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.


What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

  NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 1:00
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and

 .  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and
Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Michigan taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


For Year Ended October 31                              1999              1998             1997             1996/1/
Net Asset Value, Beginning of Period                $  1.00            $ 1.00           $ 1.00           $ 1.00
Income From Investment Operations:
Net investment income                                  0.03              0.03             0.03             0.02
Less Distributions:
Distributions from net investment income              (0.03)            (0.03)           (0.03)           (0.02)
Net Asset Value, End of Period                      $  1.00            $ 1.00           $ 1.00           $ 1.00
Total Return/2/                                        3.00%             3.36%            3.43%            2.19%

Ratios to Average Net Assets:
Expenses/3/                                            0.97%             0.98%            1.06%
1.26%/4/
Net investment income/3/                               2.42%             2.73%            2.73%
2.51%/4/
Expenses (after waivers and reimbursements)            0.40%             0.40%            0.40%
0.37%/4/
Net investment income (after waivers)                  2.99%             3.31%            3.39%
3.40%/4/
Supplemental Data:
Net assets, end of period (000 omitted)             $18,890           $19,564          $13,370          $11,614

1 Reflects operations for the period March 4, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge. Michigan Municipal Cash Trust



Notes


Notes


Notes


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and it's investments is contained in the Fund's SAI and Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[LOGO OF FEDERATED INVESTORS]

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950

Cusip 60934N385

G01212-04-IS (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.


[RECYCLED PAPER LOGO]


[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manger(R)

Michigan
Municipal Cash
Trust

A Portfolio of Money Market
Obligations Trust

INSTITUTIONAL SHARES

JANUARY 31, 2000




STATEMENT OF ADDITIONAL INFORMATION


MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Michigan Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What Do Shares Cost?
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses

Cusip 60934N385
Cusip 60934N377

G01212-02(1/00)


How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on June 7, 1995, will be reorganized as a portfolio of the Trust on February 1, 2000.


The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Tax Exempt Securities

  Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

       Private Activity Bonds

       Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

       The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

     Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions


  Inter-fund Borrowing and Lending Arrangements

  The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Asset Coverage


  In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities.

  U.S. Treasury Securities

  U.S. Treasury securities are direct obligations of the federal government of the United States.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  Bank Instruments

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.


  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax.

This investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.


To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:

Sunatco Partnership, Hancock, Michigan owned approximately 1,652,729 Shares (9.21%); First Mar & Co., Marquette, Michigan owned 10,244,428 Shares (57.12%); Sturgis Bank & Trust Company FSB, Sturgis, Michigan owned approximately 1,398,538 Shares (7.80%) and National City Bank, Cleveland, Ohio owned approximately 2,533,614 Shares (14.13%)

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Comercia Bank, Detroit, Michigan owned approximately 74,795,935 Shares (39.00%) and McDonald % Co. Securities, Inc., Cincinnati, Ohio owned approximately 42,765,006 Shares (22.30%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, or
(ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

The portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions of the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



Name
Birth Date                                                                                   Aggregate
Total Compensation
Address                                 Principal Occupations                                Compensation    From
Trust and Fund
Position With Trust                     for Past Five Years                                  From Fund
Complex
--------------------------------------  ---------------------------------------------------  --------------
-----------------------
John F. Donahue*#+                      Chief Executive Officer and Director or Trustee           $     0    $0
for the Trust and 43
Birth Date: July 28, 1924               of the Federated Fund Complex; Chairman and                        other
investment
Federated Investors Tower               Trustee, Federated Investment Management
companies in the Fund
1001 Liberty Avenue                     Company; Chairman and Director, Federated
Complex
Pittsburgh, PA                          Investors, Inc., Federated Investment
CHAIRMAN AND TRUSTEE                    Counseling, and Federated Global Investment
                                        Management Corp.; Chairman, Passport Research,
                                        Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                        Director or Trustee of the Federated Fund                 $183.70
$116,760.63 for the
Birth Date: February 3, 1934            Complex; Director, Member of Executive
Trust
15 Old Timber Trail                     Committee, Children's Hospital of Pittsburgh;                        and
43 other investment
Pittsburgh, PA                          Director, Robroy Industries, Inc. (coated steel
companies  in the Fund
TRUSTEE                                 conduits/computer storage equipment); formerly:
Complex
                                        Senior Partner, Ernst & Young LLP; Director, MED
                      3000 Group, Inc. (physician practice
                                        management); Director, Member of Executive
                      Committee, University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.                     Director or Trustee of the Federated Fund                 $202.09
$128,455.37 for the
Birth Date: June 23, 1937               Complex; President, Investment Properties                            Trust
Grubb & Ellis/Investment Properties     Corporation; Senior Vice President, John R. Wood                     and
43 other investment
 Corporation                            and Associates, Inc., Realtors; Partner or
companies in the Fund
3201 Tamiami Trail North                Trustee in private real estate ventures in
Complex
Naples, FL                              Southwest Florida; formerly: President, Naples
TRUSTEE                                 Property Management, Inc. and Northgate Village
                                        Development Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis ++             Director or Trustee of the Federated Fund                 $     0
$73,191.21 for the
Birth Date: September 3, 1939           Complex; Director, Michael Baker Corporation
Trust and
175 Woodshire Drive                     (engineering, construction, operations and                           37
other investment
Pittsburgh, PA                          technical services);  formerly: Partner,
companies
TRUSTEE                                 Andersen Worldwide SC.                                               in
the Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham                      Director or Trustee of some of the Federated              $137.63
$93,190.48 for the
Birth Date: March 5, 1943               Fund Complex; Chairman, President and Chief
Trust and 37
353 El Brillo Way                       Executive Officer, Cunningham & Co., Inc.
other investment
Palm Beach, FL                          (strategic business consulting); Trustee
companies in the Fund
TRUSTEE                                 Associate, Boston College; Director, Iperia
Complex
                                        Corp. (communications/software); formerly:
                                        Director, Redgate Communications and EMC
                                        Corporation (computer storage systems).

                                        Previous Positions: Chairman of the Board and
                                        Chief Executive Officer, Computer Consoles,
                                        Inc.; President and Chief Operating Officer,
                                        Wang Laboratories; Director, First National Bank
                                        of Boston; Director, Apollo Computer, Inc.
------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+                 President or Executive Vice President of the              $     0    $0
for the Trust and 30
Birth Date: April 11, 1949              Federated Fund Complex; Director or Trustee of
other investment
Federated Investors Tower               some of the Funds in the Federated Fund Complex;
companies in the Fund
1001 Liberty Avenue                     President, Chief Executive Officer and Director,
Complex
Pittsburgh, PA                          Federated Investors, Inc.; President and
PRESIDENT AND TRUSTEE                   Trustee, Federated Investment Management
                                        Company; President and Trustee,
                                        Federated Investment Counseling,
                                        President and Director, Federated Global
                                        Investment Management Corp.; President,
                                        Passport Research, Ltd.; Trustee,
                                        Federated Shareholder Services Company;
                                        Director, Federated Services Company.
------------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*                Director or Trustee of the Federated Fund                 $183.70
$116,760.63 for the
Birth Date: October 11, 1932            Complex; Professor of Medicine, University of                        Trust
3471 Fifth Avenue                       Pittsburgh; Medical Director, University of                          and
43 other investment
Suite 1111                              Pittsburgh Medical Center - Downtown;
companies in the Fund
Pittsburgh, PA                          Hematologist, Oncologist and Internist,
Complex
TRUSTEE                                 University of Pittsburgh Medical Center; Member,
                                        National Board of Trustees, Leukemia Society of
                                        America.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                         Director or Trustee of the Federated Fund                 $167.65
$109,153.60 for the
Birth Date: March 16, 1942              Complex; formerly: Representative, Commonwealth                      Trust
One Royal Palm Way                      of Massachusetts General Court; President, State                     and
43 other investment
100 Royal Palm Way                      Street Bank and Trust Company and State Street
companies in the Fund
Palm Beach, FL                          Corporation.
Complex
TRUSTEE
                                        Previous Positions: Director, VISA USA and VISA
                                        International; Chairman and Director,
                                        Massachusetts Bankers Association; Director,
                                        Depository Trust Corporation; Director, The
                                        Boston Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr. Birth         Director or Trustee of some of the Federated              $142.25
$102,573.91 for the
Date: April 10, 1945                    Fund Complex; Executive Vice President, Legal
Trust and 40
80 South Road                           and External Affairs, Dugan Valva Contess, Inc.
other investment
Westhampton Beach, NY                   (marketing, communications, technology and
companies in the Fund
TRUSTEE                                 consulting).; formerly Management Consultant
Complex

                                        Previous Positions: Chief Executive Officer,
                                        PBTC International Bank; Partner, Arthur Young &
                                        Company (now Ernst & Young LLP); Chief Financial
                     Officer of Retail Banking Sector, Chase
                                        Manhattan Bank; Senior Vice President, Marine
                     Midland Bank; Vice President, Citibank;
                   Assistant Professor of Banking and Finance,
                    Frank G. Zarb School of Business, Hofstra
                                        University.
------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D., S.J.D.#      Director or Trustee of the Federated Fund                 $197.47
$128,455.37 for the
Birth Date: December 20, 1932           Complex; President, Law Professor, Duquesne                          Trust
President, Duquesne University          University; Consulting Partner, Mollica &                            and
43 other investment
Pittsburgh, PA                          Murray; Director, Michael Baker Corp.
companies in the Fund
TRUSTEE                                 (engineering, construction, operations and
Complex
                                        technical services).

                                        Previous Positions: Dean and Professor of Law,
                                        University of Pittsburgh School of Law; Dean and
                                        Professor of Law, Villanova University School of
                                        Law.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts                       Director or Trustee of the Federated Fund                 $ 183.7
$113,860.22 for the
Birth Date: June 21, 1935               Complex; Public Relations/Marketing/Conference                       Trust
4905 Bayard Street                      Planning.                                                            and
43 other investment
Pittsburgh, PA
companies in the Fund
TRUSTEE                                 Previous Positions: National Spokesperson,
Complex
                                        Aluminum Company of America; television
                                        producer; business owner.
------------------------------------------------------------------------------------------------------------------------------------
John S. Walsh                           Director or Trustee of some of the Federated              $137.63
$94,536.85 for the
Birth Date: November 28, 1957           Fund Complex; President and Director, Heat
Trust and 39
2007 Sherwood Drive                     Wagon, Inc. (manufacturer of construction
other investment
Valparaiso, IN                          temporary heaters); President and Director,
companies in the Fund
TRUSTEE                                 Manufacturers Products, Inc. (distributor of
Complex
                                        portable construction heaters); President,
                                        Portable Heater Parts, a division of
                                        Manufacturers Products, Inc.; Director, Walsh &
                                        Kelly, Inc. (heavy highway contractor);
                                        formerly: Vice President, Walsh & Kelly, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales                      Trustee or Director of some of the Funds in the           $     0    $0
for the Trust and 42
Birth Date: October 22, 1930            Federated Fund Complex; President, Executive
other investment
Federated Investors Tower               Vice President and Treasurer of some of the
companies in the
1001 Liberty Avenue                     Funds in the Federated Fund Complex; Vice                            Fund
Complex
Pittsburgh, PA                          Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT                President, Federated Investment Management
                                        Company, Federated Investment Counseling,
                                        Federated Global Investment Management Corp. and
                     Passport Research, Ltd.; Executive Vice
                                        President and Director, Federated Securities
                                        Corp.; Trustee, Federated Shareholder Services
                                        Company.
------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle                       Executive Vice President and Secretary of the             $     0    $0
for the Trust and 43
Birth Date: October 26, 1938            Federated Fund Complex; Executive Vice
other investment
Federated Investors Tower               President, Secretary and Director, Federated
companies in the Fund
1001 Liberty Avenue                     Investors, Inc.; Trustee, Federated Investment
Complex
Pittsburgh, PA                          Management Company and Federated Investment
EXECUTIVE VICE PRESIDENT AND            Counseling; Director, Federated Global
 SECRETARY                              Investment Management Corp., Federated Services
                     Company and Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas                       Treasurer of the Federated Fund Complex; Vice             $     0    $0
for the Trust and 43
Birth Date: June 17, 1954               President - Funds Financial Services Division,
other investment
Federated Investors Tower               Federated Investors, Inc.; formerly: various
companies in the Fund
1001 Liberty Avenue                     management positions within Funds Financial
Complex
Pittsburgh, PA                          Services Division of Federated Investors, Inc.
TREASURER
------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher                       President or Vice President of some of the Funds          $     0    $0
for the Trust and 41
Birth Date: May 17, 1923                in the Federated Fund Complex; Director or
other investment
Federated Investors Tower               Trustee of some of the Funds in the Federated
companies in the Fund
1001 Liberty Avenue                     Fund Complex; Executive Vice President,
Complex
Pittsburgh, PA                          Federated Investors, Inc.; Chairman and
VICE PRESIDENT                          Director, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III                  Chief Investment Officer of this Fund and                 $     0    $0
for the Trust and 42
Birth Date: March 3, 1949               various other Funds in the Federated Fund
other investment
Federated Investors Tower               Complex; Executive Vice President, Federated
companies in the Fund
1001 Liberty Avenue                     Investment Counseling, Federated Global
Complex
Pittsburgh, PA                          Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER                Investment Management Company and Passport
                                        Research, Ltd.; Registered Representative,
                                        Federated Securities Corp.; Portfolio Manager,
                                        Federated Administrative Services; Vice
                                        President, Federated Investors, Inc.; formerly:
                                        Executive Vice President and Senior Vice
                                        President, Federated Investment Counseling
                                        Institutional Portfolio Management Services
                                        Division; Senior Vice President, Federated
                                        Investment Management Company and Passport
                                        Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham                   Deborah A. Cunningham is Vice President of the            $     0    $0
for the Trust and 6
Birth Date: September 15, 1959          Trust.  Ms. Cunningham joined Federated in 1981
other investment
Federated Investors Tower               and has been a Senior Portfolio Manager and a
companies in the Fund
1001 Liberty Avenue                     Senior Vice President of the Funds' Adviser
Complex
Pittsburgh, PA                          since 1997. Ms. Cunningham served as a Portfolio
VICE PRESIDENT                          Manager and a Vice President of the Adviser from
                                        1993 until 1996. Ms.
                                        Cunningham is a Chartered Financial Analyst and
                                        received her M.B.A. in Finance from Robert
                                        Morris College.
------------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson                          Mary Jo Ochson is Vice President of the Trust.            $     0    $0
for the Trust and 7
Birth Date: September 12, 1953          Ms. Ochson joined Federated in 1982 and has been
other investment
Federated Investors Tower               a Senior Portfolio Manager and a Senior Vice
companies in the Fund
1001 Liberty Avenue                     President of the Funds' Adviser since 1996. From
Complex
Pittsburgh, PA                          1988 through 1995, Ms. Ochson served as a
VICE PRESIDENT                          Portfolio Manager and a Vice President of the
                                        Funds' Adviser. Ms. Ochson is a Chartered
                                        Financial Analyst and received her M.B.A. in
                                        Finance from the University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


++ Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
   He did not receive any fees as of the fiscal year end of the Fund.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
--------------------------------------------------------------------------------------------------------------
0.150 of 1%                                       on the first $250 million
--------------------------------------------------------------------------------------------------------------
0.125 of 1%                                       on the next $250 million
--------------------------------------------------------------------------------------------------------------
0.100 of 1%                                       on the next $250 million
--------------------------------------------------------------------------------------------------------------
0.075 of 1%                                       on assets in excess of $750 million
--------------------------------------------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



For the Year Ended October 31                                1999
1998                          1997
--------------------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                                    $1,085,080
$938,574                      $655,534
--------------------------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction                                 $  681,608
$614,954                      $542,531
--------------------------------------------------------------------------------------------------------------------------------
Brokerage Commissions                                  $        0                    $
0                      $      0
--------------------------------------------------------------------------------------------------------------------------------
Administrative Fee                                     $  162,511
$155,001                      $155,000
--------------------------------------------------------------------------------------------------------------------------------
Shareholder Services
Fee
--------------------------------------------------------------------------------------------------------------------------------
 Institutional Shares                                          --
--                            --
--------------------------------------------------------------------------------------------------------------------------------
 Institutional Service Shares                          $  318,127
--                            --
--------------------------------------------------------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.


                                                                                      Start of Performance on
                                          7-Day Period          1 Year                March 2, 1996
-------------------------------------------------------------------------------------------------------------------
Institutional Shares
-------------------------------------------------------------------------------------------------------------------
Total Return                                --                  3.00%                 3.27%
-------------------------------------------------------------------------------------------------------------------
Yield                                     3.15%                   --                    --
-------------------------------------------------------------------------------------------------------------------
Effective Yield                           3.20%                   --                    --
-------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      5.72%                   --                    --
-------------------------------------------------------------------------------------------------------------------


                                                                                      Start of Performance on
                                          7-Day Period          1 Year                June 20, 1995
-------------------------------------------------------------------------------------------------------------------
Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
Total Return                                --                  2.84%                 3.19%
-------------------------------------------------------------------------------------------------------------------
Yield                                     2.99%                   --                    --
-------------------------------------------------------------------------------------------------------------------
Effective Yield                           3.04%                   --                    --
-------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      5.43%                   --                    --
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.




TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2000 - STATE OF MICHIGAN



Tax Bracket:
     Federal                               15.00%              28.00%               31.00%
36.00%          39.60%

Combined Federal and State                19.300%             32.300%              35.300%
40.300%          44.900%
--------------------------------------------------------------------------------------------------------------------------------
Joint Return                            $1-43,850     $43,851-105,950     $105,951-161,450
$161,451-288,350     Over 288,350
--------------------------------------------------------------------------------------------------------------------------------
Single Return                           $1-26,250     $ 26,251-63,550     $ 63,551-132,600
$132,601-288,350     Over 288,350
--------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Yield:                      Taxable Yield Equivalent:
1.00%                                       1.24%               1.48%                1.55%
1.68%            1.78%
--------------------------------------------------------------------------------------------------------------------------------
1.50%                                       1.86%               2.22%                2.32%
2.51%            2.67%
--------------------------------------------------------------------------------------------------------------------------------
2.00%                                       2.48%               2.95%                3.09%
3.35%            3.57%
--------------------------------------------------------------------------------------------------------------------------------
2.50%                                       3.10%               3.69%                3.86%
4.19%            4.46%
--------------------------------------------------------------------------------------------------------------------------------
3.00%                                       3.72%               4.43%                4.64%
5.03%            5.35%
--------------------------------------------------------------------------------------------------------------------------------
3.50%                                       4.34%               5.17%                5.41%
5.86%            6.24%
--------------------------------------------------------------------------------------------------------------------------------
4.00%                                       4.96%               5.91%                6.18%
6.70%            7.13%
--------------------------------------------------------------------------------------------------------------------------------
4.50%                                       5.58%               6.65%                6.96%
7.54%            8.02%
--------------------------------------------------------------------------------------------------------------------------------
5.00%                                       6.20%               7.39%                7.73%
8.38%            8.91%
--------------------------------------------------------------------------------------------------------------------------------
5.50%                                       6.82%               8.12%                8.50%
9.21%            9.80%
--------------------------------------------------------------------------------------------------------------------------------
6.00%                                       7.43%               8.86%                9.27%
10.05%           10.70%
--------------------------------------------------------------------------------------------------------------------------------
6.50%                                       8.05%               9.60%               10.05%
10.89%           11.59%
--------------------------------------------------------------------------------------------------------------------------------
7.00%                                       8.67%              10.34%               10.82%
11.73%           12.48%
--------------------------------------------------------------------------------------------------------------------------------
7.50%                                       9.29%              11.08%               11.59%
12.56%           13.37%
--------------------------------------------------------------------------------------------------------------------------------
8.00%                                       9.91%              11.82%               12.36%
13.40%           14.26%
--------------------------------------------------------------------------------------------------------------------------------
8.50%                                      10.53%              12.565               13.14%
14.24%           15.15%
--------------------------------------------------------------------------------------------------------------------------------
9.00%                                      11.155              13.29%               13.91%
15.08%           16.04%
--------------------------------------------------------------------------------------------------------------------------------



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.


Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS


Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Addresses

MICHIGAN MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


                                                                              60

PROSPECTUS
Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH SERIES SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the state of Minnesota consistent with stability of principal by investing in a portfolio of high-quality Minnesota tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the state of Minnesota consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Minnesota tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Minnesota regular personal income tax (exempt interest dividends). Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table reflect historical performance data for Cash Series Shares of Minnesota Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Cash Series Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Cash Series Shares start of business through the calendar year ended 1999. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Cash Series Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1999, The percentages noted are: 4.24%, 2.51%, 1.98%, 2.37%, 3.45%, 2.88%, 3.01%, 2.85%, and 2.64%,
respectively.

Historically, the Former Fund has maintained a constant
$1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Cash Series Shares total returns on a calendar year-end basis.

The Former Fund's Cash Series Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period show in the Chart, the Former Fund's Cash Series Shares highest quarterly return was 1.14% (quarter ended March 31, 1991). Its lowest quarterly return was 0.46% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Cash Series Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.64%
5 Years                  2.96%
Start of Performance 1   2.88%


1 The Former Fund's Cash Series Shares start of performance date was December 31, 1990.

The Former Fund's Cash Series Shares 7-Day Net Yield as of December 31, 1999, was 3.73%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

MINNESOTA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee 3                                                            0.50%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.15%
Total Annual Fund
Operating Expenses 4                                                                  1.30%
1 Although not contractually obligated to do so, the Adviser and distributor expect to waive certain amounts during the fiscal year ending October 31, 2000.
These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund Expenses                                                       0.50%
 Total Actual Annual Fund
Operating Expenses (after waivers)                                                    0.80%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October 31, 2000.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-1)
fee for Cash Series Shares. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's
Cash Series Shares (after the anticipated voluntary waiver) is expected to be
0.25% for the fiscal year ending October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Cash Series Shares were 1.30% and 0.80%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash Series Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash Series Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash Series Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




1 Year       $   132
3 Years      $   412
5 Years      $   713
10 Years     $ 1,568


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Minnesota tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Minnesota regular personal income tax (exempt interest dividends). Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and Minnesota regular personal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Minnesota issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



MINNESOTA RISKS

Since the Fund invests primarily in issuers from Minnesota, the Fund may be subject to additional risks compared to funds that invest in multiple states. Minnesota's economy is diversified across the services, trade and manufacturing sectors. The diversity within the manufacturing sector, across instruments and industrial machinery, paper, and food, enables the state to perform well even when the nation is experiencing a decline in manufacturing.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Cash Series Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash Series Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail customers of financial institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in Minnesota municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash Series Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Minnesota taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                          1999       1998        1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03       0.03        0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)     (0.03)      (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                 2.57%      2.93%       2.97%       2.97%       3.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     1.30%      1.30%       1.31%       1.31%       1.32%
Net investment income 2                        2.02%      2.39%       2.41%       2.42%       2.75%
Expenses (after waivers)                       0.80%      0.80%       0.80%       0.80%       0.70%
Net investment income (after waivers)          2.52%      2.89%       2.92%       2.93%       3.37%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $250,226   $207,599    $221,227    $235,614    $131,471


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH SERIES SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.
 [Graphic]
 Federated
 Minnesota Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N484

0082715A-CSS (1/00)

 [Graphic]



PROSPECTUS
Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the state of Minnesota consistent with stability of principal by investing in a portfolio of high-quality Minnesota tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12



Financial Information  12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the state of Minnesota consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Minnesota tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Minnesota regular personal income tax (exempt interest dividends). Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Minnesota Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Shares start of business through the calendar year ended 1999. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1999, The percentages noted are: 4.57%, 2.92%, 2.39%, 2.78%, 3.87%, 3.40%, 3.53%, 3.36% and 3.15%,
respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.20% (quarter ended March 31, 1991). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The follow table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   3.15%
5 Years                  3.46%
Start of Performance 1   3.43%


1 The Former Fund's Institutional Shares start of performance date was September 10, 1990.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.23%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

MINNESOTA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.15%
Total Annual Fund
Operating Expenses 4                                                                  0.80%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund Expenses                                                       0.50%
 Total Actual Annual Fund Operating Expenses (after waivers)                          0.30%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October 31, 2000. 3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Shares (after the anticipated voluntary waiver) is expected to be
0.00% for the fiscal year ending October 31, 2000. 4 For the fiscal year ended
October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual
Fund Operating Expenses (after waivers) for the Former Fund's Institutional
Shares were 0.80% and 0.30%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




1 Year       $  82
3 Years      $ 255
5 Years      $ 444
10 Years     $ 990


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Minnesota tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Minnesota regular personal income tax (exempt interest dividends). Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and Minnesota regular personal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Minnesota issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



MINNESOTA RISKS

Since the Fund invests primarily in issuers from Minnesota, the Fund may be subject to additional risks compared to funds that invest in multiple states. Minnesota's economy is diversified across the services, trade and manufacturing sectors. The diversity within the manufacturing sector, across instruments and industrial machinery, paper, and food, enables the state to perform well even when the nation is experiencing a decline in manufacturing.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Cash Series Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in Minnesota municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Minnesota taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                          1999       1998        1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03       0.03        0.03        0.03        0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)     (0.03)      (0.03)      (0.03)      (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                 3.08%      3.44%       3.48%       3.49%       3.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.80%      0.80%       0.81%       0.81%       0.82%
Net investment income 2                        2.52%      2.89%       2.91%       2.92%       3.25%
Expenses (after waivers)                       0.30%      0.30%       0.30%       0.30%       0.30%
Net investment income (after waivers)          3.02%      3.39%       3.42%       3.43%       3.77%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $285,540   $328,507    $208,365    $217,443    $212,392


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.
 [Graphic]
 Federated
 Minnesota Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N492



0082715A-IS (1/00)

 [Graphic]



Statement of Additional Information



MINNESOTA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


Institutional Shares
Cash Series Shares


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Minnesota Municipal Cash Trust
(Fund), dated January 31, 2000. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.





january 31, 2000






                       Contents
                       How is the Fund Organized?
                       Securities in Which the Fund Invests
                       What do Shares Cost?
                       How is the Fund Sold?
                       Subaccounting Services
                       Redemption in Kind
                       Massachusetts Partnership Law
                       Account and Share Information
                       Tax Information
                       Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                       Who is Federated Investors, Inc.?
                       Investment Ratings
                       Addresses


Cusip60934N492
Cusip60934N484

0082715B (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on August 31, 1990, will be reorganized as a portfolio of the Trust on February 1, 2000.





The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Cash Series Shares. This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).




SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.




Special Transactions

     Inter-fund Borrowing and Lending Arrangements
     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.




     Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The Fund's investment objective is to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the state of Minnesota consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Minnesota regular personal income tax (exempt interest dividends).

   This investment objective and policy may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

   To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (cash series shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Firmad & Co., Milwaulkee, Wisconsin owned approximately 20,136,690 Shares (7.49%); Lew & Co., Minneapolis, Minnesota owned approximately 57,195,620 Shares (21.28%) and Var & Co., Saint Paul, Minnesota owned approximately 132,061,349 Shares (49.13%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: MJK Clearing Omnibus Account, Minneapolis, Minnesota owned approximately 18,060,019 Shares (6.94%); Norwest Investment Services, Inc., Minneapolis, Minnesota owned approximately 49,067,414 Shares (18.85%); Piper Jaffray, Inc., Minneapolis, Minnesota owned approximately 59,345,868 Shares (22.79%); Dain Rauscher Incorporated, Minneapolis, Minnesota owned approximately 64,618,338 Shares (24.82%); and FBS Investment Services, Inc., Minneapolis, Minnesota owned 32,479,394 Shares (12.48%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


state TAXes
Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes.



  Dividends of the Fund are not exempt from Minnesota corporate income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and certain positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.




------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust             for Past Five Years                                         From Fund           Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the         $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated              other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,              companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.,   Federated   Investment              Complex
Pittsburgh, PA                  Counseling,  and Federated Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;    $392.22   $116,760.63 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's              Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,              and 43 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);              companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,              Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;    $431.51   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior              and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,              companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate              Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P.  Constantakis ++    Director  or  Trustee  of  the  Federated  Fund  Complex;         $0   $73,191.21 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,              Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);              37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                              companies
TRUSTEE                                                                                                in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund    $295.46   $93,190.48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive              and 37 other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business              companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;              Complex
TRUSTEE                         Director, Iperia Corp (communications/software);
                                formerly: Director, Redgate Communications and
                                EMC Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated         $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds              other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief              companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,              Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management  Company;  President  and  Trustee,  Federated
                                Investment Counseling, President and Director,
                                Federated Global Investment Management Corp.;
                                President, Passport Research, Ltd.; Trustee,
                                Federated Shareholder Services Company;
                                Director, Federated Services Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;    $392.22   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical              and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -              companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,              Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;    $357.93   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts              and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust              companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                  Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund    $305.64   $102,573.91 for the
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External              Trust and 40 other
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,              investment
Westhampton Beach, NY           communications,  technology  and  consulting).;  formerly              companies in the Fund
TRUSTEE                         Management Consultant                                                  Complex

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;    $421.82   $128,455.37 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;              Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael              and 43 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and              companies in the Fund
Pittsburgh, PA                  technical services).                                                   Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;    $392.22   $116,760.63 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                        Trust
4905 Bayard Street                                                                                     and 43 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum              companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.               Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund    $295.46   $94,536.85 for the Trust
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.              and 39 other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);              companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.              Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.






Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the         $0   $0 for the Trust and 42
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice              other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the              companies in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated              Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated         $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive Vice President,  Secretary,  and              other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated              companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment              Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President         $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated              other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions              companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated              Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the         $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of              other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice              companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and              Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other         $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice              other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated              companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment              Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.         $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a              other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of              companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as              Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993  trough  1996.  Ms.  Cunningham  is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.         $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior              other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the              companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.              Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.


* An asterisk denotes Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
   He  did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.




TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES





For the Year Ended October 31                                1999                     1998                       1997
Advisory Fee Earned                                    $2,234,444               $2,168,395                 $1,795,783
Advisory Fee Reduction                                 $1,373,358                1,379,144                  1,181,776
Brokerage Commissions                                          $0                        0                          0
Administrative Fee                                       $421,193                  408,779                    338,975
12b-1 Fee
  Cash Series Shares                                     $611,570                       --                         --
Shareholder Services Fee
   Institutional Shares                                        $0                       --                         --
   Cash Series Shares                                    $611,569                       --                         --



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.



                               7-Day Period             1 Year         5 Years       Start of Performance on
                                                                                     September 10, 1990
Institutional Shares
Total Return                                            3.08%          3.46%         3.42%
Yield                          3.26%
Effective Yield                3.31%
Tax-Equivalent Yield           6.22%

                               7-Day Period             1 Year         5 Years       Start of Performance on
                                                                                     December 31, 1990
Cash Series Shares
Total Return                                            2.57%          2.97%         2.88%
Yield                          2.76%
Effective Yield                2.80%
Tax-Equivalent Yield           5.27%
-----------------------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF MINNESOTA

Combined Federal and State
Income Tax Bracket:                       22.25%           36.00%             39.00%             44.00%        47.60%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.29%            1.56%              1.64%            1.79%           1.91%
1.50%                                      1.93%            2.34%              2.46%            2.68%           2.86%
2.00%                                      2.57%            3.13%              3.28%            3.57%           3.82%
2.50%                                      3.22%            3.91%              4.10%            4.46%           4.77%
3.00%                                      3.86%            4.69%              4.92%            5.36%           5.73%
3.50%                                      4.50%            5.47%              5.74%            6.25%           6.68%
4.00%                                      5.14%            6.25%              6.56%            7.14%           7.63%
4.50%                                      5.79%            7.03%              7.38%            8.04%           8.59%
5.00%                                      6.43%            7.81%              8.20%            8.93%           9.54%
5.50%                                      7.07%            8.59%              9.02%            9.82%          10.50%
6.00%                                      7.72%            9.38%              9.84%           10.71%          11.45%
6.50%                                      8.36%           10.16%             10.66%           11.61%          12.40%
7.00%                                      9.00%           10.94%             11.48%           12.50%          13.36%
7.50%                                      9.65%           11.72%             12.30%           13.39%          14.31%
8.00%                                     10.29%           12.50%             13.11%           14.29%          15.27%
8.50%                                     10.93%           13.28%             13.93%           15.18%          16.22%
9.00%                                     11.58%           14.06%             14.75%           16.07%          17.18%





PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 11 mortgage backed, 16 government/agency and 19 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities
Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.




FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings


Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, INC. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


minnesota Municipal cash trust

Institutional Shares
Cash Series Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


   Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PROSPECTUS
New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal by investing in a portfolio of high-quality New Jersey tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6



How is the Fund Sold?  7



How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10



Who Manages the Fund?  12

Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

New Jersey Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality New Jersey tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of New Jersey Municipal Cash Trust (Former
Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Service Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended 1999. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1999. The percentages noted are: 4.13%, 2.60%, 2.05%, 2.36%, 3.40%, 2.99%, 3.12%, 2.93% and 2.73%, respectively

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares' total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares' were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares' highest quarterly return was 1.10% (quarter ended March 31, 1991). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares' Average Annual Total Returns, for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.73%
5 Years                  3.04%
Start of Performance 1   2.94%


1 The Former Fund's Institutional Service Shares' start of performance date was December 12, 1990.

The Former Fund's Institutional Service Shares' 7-Day Net Yield as of December 31, 1999 was 3.69%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?



NEW JERSEY MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.




SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.10%
Shareholder Services Fee 4                                                           0.25%
Other Expenses                                                                       0.18%
Total Annual Fund
Operating Expenses 5                                                                 0.93%
1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund
Expenses                                                                             0.28%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.65%

2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending October 31, 2000.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-
1) fee for the Institutional Service Shares. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
4 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October 31, 2000.
5 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Institutional Service Shares were 0.93% and 0.65%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   $    95
3 Years  $   296
5 Years  $   515
10 Years $ 1,143



What are the Fund's Investment Strategies?

The Fund invests its assets in a portfolio of high-quality New Jersey tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and New Jersey income tax imposed upon non-corporate taxpayers. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.



What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by New Jersey issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



NEW JERSEY RISKS

Since the Fund invests primarily in issuers from New Jersey, the Fund may be subject to additional risks compared to funds that invest in multiple states. New Jersey's economy is relatively diversified across the service sectors. New Jersey's economy has seen a long term trend of declining employment in manufacturing industries offset by increasing employment in the diversified services sector. Any downturn in these and other industries may adversely affect the economy of the state.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New Jersey taxpayers because it invests in New Jersey municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the New Jersey taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                      1999               1998               1997
1996               1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00            $  1.00            $  1.00            $
1.00            $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03               0.03               0.03
0.03               0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)             (0.03)             (0.03)
(0.03)             (0.03)
NET ASSET VALUE, END OF PERIOD             $  1.00            $  1.00            $  1.00            $
1.00            $  1.00
TOTAL RETURN 1                                2.67%              3.01%              3.08%
3.07%              3.36%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                    0.93%              0.93%              0.96%
1.02%              1.06%
Net investment income 2                       2.37%              2.67%              2.77%
2.66%              2.87%
Expenses (after waivers)                      0.65%              0.65%              0.65%
0.65%              0.65%
Net investment income (after waivers)         2.65%              2.95%              3.08%
3.03%              3.28%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $58,363            $65,240            $54,538
$28,807            $29,817


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 New Jersey Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N468



0100802A-SS (1/00)

 [Graphic]



PROSPECTUS
New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal by investing in a portfolio of high-quality New Jersey tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5



What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  7

How to Purchase Shares  8

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

New Jersey Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality New Jersey tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of New Jersey Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Shares start of business through the calendar year ended 1999. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years1991 through1999, The percentages noted are: 4.20%, 2.71%, 2.16%, 2.46%, 3.51%, 3.10%, 3.23%, 3.03% and 2.84%,
respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares' total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares' highest quarterly return was 1.10% (quarter ended March 31, 1991). Its lowest quarterly return was 0.47% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares' Average Annual Total Returns, for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.84%
5 Years                  3.14%
Start of Performance 1   3.04%


1 The Former Fund's Institutional Shares' start of performance date was December 12, 1990.

The Former Fund's Institutional Shares' 7-Day Net Yield as of December 31, 1999, was 3.79%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?



NEW JERSEY MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.18%
Total Annual Fund
Operating Expenses 4                                                                 0.83%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund
Expenses                                                                             0.28%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.55%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending October 31, 2000.
3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Institutional Shares were 0.83% and 0.55%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   $    85
3 Years  $   265
5 Years  $   460
10 Years $ 1,025



What are the Fund's Investment Strategies?

The Fund invests its assets in a portfolio of high-quality New Jersey tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and New Jersey income tax imposed upon non-corporate taxpayers. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.



What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by New Jersey issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



NEW JERSEY RISKS

Since the Fund invests primarily in issuers from New Jersey, the Fund may be subject to additional risks compared to funds that invest in multiple states. New Jersey's economy is relatively diversified across the service sectors. New Jersey's economy has seen a long-term trend of declining employment in manufacturing industries offset by increasing employment in the diversified services sector. Any downturn in these and other industries may adversely affect the economy of the state.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New Jersey taxpayers because it invests in New Jersey municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the New Jersey taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                      1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03          0.03          0.03          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)        (0.03)        (0.03)        (0.03)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 2.77%        3.12%         3.18%         3.17%         3.46%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.83%        0.83%         0.86%         0.92%         0.96%
Net investment income 2                        2.47%        2.79%         2.82%         2.76%         3.00%
Expenses (after waivers)                       0.55%        0.55%         0.55%         0.55%         0.55%
Net investment income (after waivers)          2.75%        3.07%         3.13%         3.13%         3.41%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $112,138     $106,032      $112,407      $115,722       $86,944


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 New Jersey Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N476



0100802A-IS (1/00)

 [Graphic]






Statement of Additional Information



NEW JERSEY MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


Institutional Shares
institutional Service Shares


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for New Jersey Municipal Cash Trust
(Fund), dated January 31, 2000. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.





january 31, 2000






                            Contents
                            How is the Fund Organized?
                            Securities in Which the Fund Invests
                            What do Shares Cost?
                            How is the Fund Sold?
                            Subaccounting Services
                            Redemption in Kind
                            Massachusetts Partnership Law
                            Account and Share Information
                            Tax Information
                            Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                            Who is Federated Investors, Inc.?
                            Financial Information
                            Investment Ratings
                            Addresses


Cusip 60934N476
Cusip60934N468


0100802B (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established December 10, 1990, will be reorganized as a portfolio of the Trust on February 1, 2000.



The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.




Special Transactions

     Inter-fund Borrowing and Lending Arrangements
     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Asset Coverage


In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The Fund's investment objective is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers.



This investment objective and policy may not be changed by the Fund's Board without shareholder approval.




INVESTMENT LIMITATIONS

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.






Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (institutional service shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Fiduciary Tr. Co., New York, New York owned approximately 13,693,2000 (11.15%); Naidot & Co., Woodbridge, New Jersey owned approximately 9,226,400 Shares (7.51%); Fleet Securities Corp., Rochester, New York owned approximately 34,278,532 Shares (27.92%); Hudson United Bank, Darien, Connecticut owned approximately 7,051,451 Shares (5.74%); United National Bank, Bridgewater, New Jersey owned approximately 14,916,582 Shares (12.15%); The Bopec Company, Clifton, New Jersey owned approximately 12,852,135 Shares (10.47%) and First Union National Bank, Charlotte, North Carolina owned approximately 15,892,140 Shares (12.94%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Fiduciary Tr. Co. International, New York, New York owned approximately 14,349,500 Shares (20.82%); Anthony Diaco, c/o AJD Construction Co., Leonardo, New Jersey owned approximately 8,203,429 Shares (11.90%) and Tellson & Co., Gladstone, New Jersey owned approximately 12,117,902 Shares (17.58%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.




TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


state TAXes
Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school, or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.


Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?




BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and certain positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate          Total Compensation
Address                         Principal Occupations                                       Compensation       From Trust and Fund
Position With Trust             for Past Five Years                                         From Fund          Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the          $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated               other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,               companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.   Federated    Investment               Complex
Pittsburgh, PA                  Counseling,  and Federated Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;     $178.77   $116,760.63 for the Trust
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's               and 43 other investment
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,               companies  in the Fund
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);               Complex
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;     $196.64   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior               and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,               companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate               Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P. Constantakis ++     Director  or  Trustee  of  the  Federated  Fund  Complex;           $0   $73,191.21 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,                Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);                37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                                companies
TRUSTEE                                                                                                  in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund     $129.84   $93,190.48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive               and 37 other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business               companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;               Complex
TRUSTEE                         Director, Iperia Corp (communications/software);
                                formerly: Director, Redgate Communications and
                                EMC Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated          $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds               other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief               companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,               Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management  Company;  President  and  Trustee,  Federated
                                Investment Counseling, President and Director,
                                Federated Global Investment Management Corp.;
                                President, Passport Research, Ltd.; Trustee,
                                Federated Shareholder Services Company;
                                Director, Federated Services Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;     $178.77   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical               and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -               companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,               Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;     $164.38   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts               and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust               companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                   Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund     $134.35   $102,573.91 for the Trust
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External               and 40 other investment
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,               companies in the Fund
Westhampton Beach, NY           communications,  technology  and  consulting).;  formerly               Complex
TRUSTEE                         Management Consultant.


                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;     $191.75   $128,455.37 for the Trust
S.J.D.#                         President,    Law   Professor,    Duquesne    University;               and 43 other investment
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael               companies in the Fund
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and               Complex
Pittsburgh, PA                  technical services).
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;     $178.77   $116,760.63 for the Trust
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                         and 43 other investment
4905 Bayard Street                                                                                      companies in the Fund
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum               Complex
TRUSTEE Company of America; television producer; business owner.

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund     $129.84   $94,536.85 for the Trust
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.               and 39 other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);               companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.               Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.






Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the          $0   $0 for the Trust and 42
Birth Date: October 22, 1930    Federated   Fund  Complex;   President,   Executive  Vice               other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the               companies in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated               Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated          $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive Vice President,  Secretary,  and               other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated               companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment               Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President          $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated               other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions               companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated               Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the          $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of               other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice               companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and               Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other          $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice               other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated               companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment               Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.          $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a               other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of               companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as               Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through  1996.  Ms.  Cunningham  is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.          $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior               other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the               companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.               Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.


* An asterisk denotes Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
   He  did not receive any fees as of the fiscal year end     of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.




CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.






FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                      $763,407                     $831,577               $669,639
Advisory Fee Waiver                                      $155,083                      162,550                176,158
Brokerage Commissions                                          $0                            0                      0
Administrative Fee                                       $155,000                      155,000                155,100
12b-1 Fee
  Institutional Service Shares                                 $0                           --                     --
Shareholder Services Fee
   Institutional Shares                                   $61,194                           --                     --
   Institutional Service Shares                          $102,695                           --                     --



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                               7-Day Period             1 Year         5 Year          Start of Performance on
                                                                                       December 12, 1990
Institutional Shares
Total Return                                            2.77%          3.14%           3.04%
Yield                          2.96%
Effective Yield                3.00%
Tax-Equivalent Yield           5.48%





                               7-Day Period             1 Year         5 Year          Start of Performance on
                                                                                       December 12, 1990
Institutional Service
Shares
Total Return                                            2.67%          3.04%           2.94%
Yield                          2.86%
Effective Yield                2.90%
Tax-Equivalent Yield           5.29%

-----------------------------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLEs
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.







TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF NEW JERSEY
                                  SINGLE RETURN

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federated and State              16.75%           33.53%             37.37%             42.37%        45.97%
----------------------------------------------------------------------------------------------------------------------
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.20%            1.50%              1.60%            1.74%           1.85%
1.50%                                      1.80%            2.26%              2.40%            2.60%           2.78%
2.00%                                      2.40%            3.01%              3.19%            3.47%           3.70%
2.50%                                      3.00%            3.76%              3.99%            4.34%           4.63%
3.00%                                      3.60%            4.51%              4.79%            5.21%           5.55%
3.50%                                      4.20%            5.27%              5.59%            6.07%           6.48%
4.00%                                      4.80%            6.02%              6.39%            6.94%           7.40%
4.50%                                      5.41%            6.77%              7.19%            7.81%           8.33%
5.00%                                      6.01%            7.52%              7.98%            8.68%           9.25%
5.50%                                      6.61%            8.27%              8.78%            9.54%          10.18%
6.00%                                      7.21%            9.03%              9.58%           10.41%          11.10%
6.50%                                      7.81%            9.78%             10.38%           11.28%          12.03%
7.00%                                      8.41%           10.535             11.18%           12.15%          12.96%
7.50%                                      9/01%           11.28%             11.98%           13.01%          13.88%
8.00%                                      9.61%           12.03%             12.77%           13.88%          14.81%
8.50%                                     10.21%           12.79%             13.57%           14.75%          15.73%
9.00%                                     10.81%           13.54%             14.37%           15.62%          16.66%





Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.





Taxable Yield Equivalent for 2000 - STATE OF NEW JERSEY
                              MARRIED FILING JOINT

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federated and State              16.75%           33.53%             37.37%             42.37%        45.97%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.20%            1.50%              1.60%            1.74%           1.85%
1.50%                                      1.80%            2.26%              2.40%            2.60%           2.78%
2.00%                                      2.40%            3.01%              3.19%            3.47%           3.70%
2.50%                                      3.00%            3.76%              3.99%            4.34%           4.63%
3.00%                                      3.60%            4.51%              4.79%            5.21%           5.55%
3.50%                                      4.20%            5.27%              5.59%            6.07%           6.48%
4.00%                                      4.80%            6.02%              6.39%            6.94%           7.40%
4.50%                                      5.41%            6.77%              7.19%            7.81%           8.33%
5.00%                                      6.01%            7.52%              7.98%            8.68%           9.25%
5.50%                                      6.61%            8.27%              8.78%            9.54%          10.18%
6.00%                                      7.21%            9.03%              9.58%           10.41%          11.10%
6.50%                                      7.81%            9.78%             10.38%           11.28%          12.03%
7.00%                                      8.41%           10.53%             11.18%           12.15%          12.96%
7.50%                                      9.01%           11.28%             11.98%           13.01%          13.88%
8.00%                                      9.61%           12.03%             12.77%           13.88%          14.81%
8.50%                                     10.21%           12.79%             13.57%           14.75%          15.73%
9.00%                                     10.81%           13.54%             14.37%           15.62%          16.66%



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities
Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.




FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service, Short-Term Municipal Obligation Ratings


Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, Inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


new jersey Municipal cash trust

Institutional Shares
Institutional Service Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


   Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PROSPECTUS
New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by New York and New York municipalities by investing in a portfolio of high-quality New York tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  12

Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



New York Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality New York tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Cash II Shares of New York Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.


The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Cash II Shares start of business through the calendar year ended. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999, the percentages noted are: 2.59%, 1.93%, 2.38%, 3.41%, 2.98%, 3.12%, 2.94%, and 2.73%, respectively.


Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Cash II Shares total returns on a calendar year-end basis.

The Former Fund's Cash II Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Cash II Shares highest quarterly return was 0.88% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.73%
5 Years                  3.04%
Start of Performance 1   2.87%


1 The Former Fund's Cash II Shares start of performance date was April 25, 1991.

The Former Fund's Cash II Shares 7-Day Net Yield as of December 31, 1999 was 3.93%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

NEW YORK MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee                                                             0.25%
Other Expenses                                                                       0.14%
Total Annual Fund
Operating Expenses 4                                                                 1.04%
1 Although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts during the fiscal year ending October 31, 2000.
These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund
Expenses                                                                             0.33%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.71%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending October 31, 2000.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-
1) fee. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending
October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund, as a portfolio of the Trust, the Total Annual Fund Operating
Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the
Former Fund's Cash II Shares were 1.04% and 0.71%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $   106
3 Years  $   331
5 Years  $   574
10 Years $ 1,271




What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality New York tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund's investments may be subject to the AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.



The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and New York income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by New York issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



NEW YORK RISKS

Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to funds that invest in multiple states. New York's economy is relatively diversified across the manufacturing, agricultural and services sectors. However, New York City is a major component of the state's economy and is therefore heavily dependent on the historically volatile financial, real estate and insurance industries.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase
Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the New York state taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED OCTOBER 31                      1999                1998               1997
1996               1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00             $  1.00            $  1.00            $
1.00            $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03                0.03               0.03
0.03               0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)              (0.03)             (0.03)
(0.03)             (0.03)
NET ASSET VALUE, END OF PERIOD             $  1.00             $  1.00            $  1.00            $
1.00            $  1.00
TOTAL RETURN 1                                2.67%               3.02%              3.07%
3.05%              3.37%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                    1.04%               1.05%              1.05%
1.07%              1.07%
Net investment income 2                       2.34%               2.64%              2.67%
2.66%              2.84%
Expenses (after waivers)                      0.71%               0.71%              0.71%
0.71%              0.71%
Net investment income (after waivers)         2.67%               2.98%              3.01%
3.02%              3.20%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $62,713             $43,957            $21,402
$25,571            $14,439


1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES



JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 New York Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N310



G00208-02 (1/00)

 [Graphic]




PROSPECTUS

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by New York and New York municipalities by investing in a portfolio of high-quality New York tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the Fund Invests?  5
What are the Specific Risks of Investing in the Fund?  5
What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7
How to Redeem Shares  8

Account and Share Information  11

Who Manages the Fund?  11
Financial Information  12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


New York Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality New York tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of New York Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2 % up to 6 %

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Service Shares start of business through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999, The percentages noted are: 5.52%, 4.30%, 2.75%, 2.10%, 2.57%, 3.59%, 3.17%, 3.30%,
3.11%, 2.89%, respectively.

Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.41% (quarter ended December 31, 1990). Its lowest quarterly return was 0.49% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns, for the calendar periods ended December 31, 1999.

CALENDAR PERIOD   FUND
1 Year            2.89%
5 Years           3.21%
10 Years          3.33%

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 4.09%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

NEW YORK MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1 Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee 4                                                           0.25%
Other Expenses                                                                       0.14%
Total Annual Fund
Operating Expenses 5                                                                 1.04%
1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
  Total Waiver of Fund
Expenses                                                                             0.49%
  Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.55%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.32% for the fiscal year ending October 31, 2000.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-
1). The distributor can terminate this anticipated voluntary waiver at any time.
The distribution (12b-1) fee paid by the Fund's Institutional Service Shares
(after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
4 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver)
is expected to be 0.09% for the fiscal year ending October 31, 2000.
5 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund, as a portfolio of the Trust, the Total Annual Fund Operating
Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the
Former Fund's Institutional Service Shares were 1.04% and 0.55%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   $    106
2 Years  $    331
5 Years  $    574
10 Years $  1,271


What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality New York tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund's investments may be subject to the AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and New York income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit rating from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by New York issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


NEW YORK RISKS

Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to funds that invest in multiple states. New York's economy is relatively diversified across the manufacturing, agricultural and services sectors. However, New York City is a major component of the state's economy and is therefore heavily dependent on the historically volatile financial, real estate and insurance industries.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the New York state taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED OCTOBER 31         1999         1998                1997                1996                1995
NET ASSET VALUE,
BEGINNING OF PERIOD        $  1.00      $  1.00             $  1.00             $  1.00             $  1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income         0.03         0.03                0.03                0.03                0.04
LESS DISTRIBUTIONS:
Distributions from
net investment income        (0.03)       (0.03)              (0.03)              (0.03)              (0.04)
NET ASSET VALUE,
END OF PERIOD              $  1.00      $  1.00             $  1.00             $  1.00             $  1.00
TOTAL RETURN 1                2.83%        3.19%               3.26%               3.24%               3.56%

RATIOS TO AVERAGE
NET ASSETS:
Expenses 2                    1.04%        1.05%               1.05%               1.07%               1.07%
Net investment income 2       2.30%        2.62%               2.69%               2.64%               2.96%
Expenses (after waivers)      0.55%        0.55%               0.53%               0.53%               0.54%
Net investment
income (after waivers)        2.79%        3.12%               3.21%               3.18%               3.49%
SUPPLEMENTAL DATA:
Net assets, end of
period (000 omitted)      $577,269     $513,011            $424,174            $305,533            $276,149

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.


[Graphic]
Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

PROSPECTUS


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N294

G00208-01 (1/00)

[Graphic]




Statement of Additional Information





NEW YORK MUNICIPAL CASH TRUST



A Portfolio of Money Market Obligations Trust


institutional service shares
cash ii shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for New York Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling

1-800-341-7400.





january 31, 2000






                            Contents
                            How is the Fund Organized?
                            Securities in Which the Fund Invests
                            What Do Shares Cost?
                            How is the Fund Sold?
                            Subaccounting Services
                            Redemption in Kind
                            Massachusetts Partnership Law
                            Account and Share Information
                            Tax Information
                            Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                            Who is Federated Investors, Inc.?
                            Financial Information
                            Investment Ratings
                            Addresses

Cusip 60934N294
Cusip 60934N310

022390(1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 30, 1994, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Cash II Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


         Private Activity Bonds


          Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

             The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT) the Fund may invest in bonds subject to AMT.




         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.




Investing in Securities of Other Investment Companies
 The Fund may invest its assets in securities of other investment companies, including the securities affiliated money market funds, as an efficient means of carrying out its investment policies and
managing                           uninvested cash.




Special Transactions

 "Inter-fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate."




Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.




     Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchased agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.




Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks

Leverage Risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.

This investment objective and policy may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



For purposes of the diversification above limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
 In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



As of January 20, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Fiduciary Trust Company International., New York, New York owned approximately 99,500,900 Shares (14.76%) ; Fleet Securities Corporation., Rochester, New York owned approximately 93,877,288 (13.92%).

As of January 20, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: North Fork Bank., Mattituck, New York owned approximately 11,751,152 Shares (15.62%); Compass Investment Services Corporation., Melville, New York owned approximately 16,888,927 Shares (22.45%); Mark A. Martin and Nancy R. Martin, St. Louis, Mossouri owned approximately 4,020,434 Shares (5.34%) Jonathan D. Boucher New York, New York owned approximately 4,962,821 (6.60%)



 .


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES
Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 40 funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                   Aggregate           Total Compensation
Address                          Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust              for Past Five Years                                         From Fund           Complex

John F. Donahue*#+               Chief  Executive  Officer and Director or Trustee of the             $0   $0 for the Trust and 43
Birth Date: July 28, 1924        Federated Fund Complex; Chairman and Trustee,  Federated                  other investment
Federated Investors Tower        Investment  Management  Company;  Chairman and Director,                  companies in the Fund
1001 Liberty Avenue              Federated    investors,    Inc.   Federated   Investment                  Complex
Pittsburgh, PA                   Counseling,  and Federated Global Investment  Management
CHAIRMAN AND TRUSTEE             Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director  or  Trustee  of  the Federated  Fund  Complex;        $439.02   $116,760.63 for the
Birth Date: February 3, 1934     Director,  Member  of  Executive  Committee,  Children's                  Trust
15 Old Timber Trail              Hospital of  Pittsburgh;  Director,  Robroy  Industries,                  and 43 other investment
Pittsburgh, PA                   Inc.    (coated    steel    conduits/computer    storage                  companies  in the Fund
TRUSTEE                          equipment);  formerly:  Senior  Partner,  Ernst  & Young                  Complex
                                 LLP; Director,  MED 3000 Group, Inc. (physician practice
                                 management);  Director,  Member of Executive  Committee,
                                 University of Pittsburgh.

John T. Conroy, Jr.              Director  or  Trustee  of the  Federated  Fund  Complex;        $482.99   $128,455.37 for the Trust
Birth Date: June 23, 1937        President,  Investment  Properties  Corporation;  Senior                  and 43 other investment
Wood/Commercial Dept.            Vice  President,   John R. Wood  and  Associates,  Inc.,                  companies in the Fund
John R. Wood Associates, Inc.    Realtors;  Partner or Trustee  in  private  real  estate                  Complex
Realtors                         ventures  in  Southwest  Florida;  formerly:  President,
3255 Tamiami Trail North         Naples Property  Management,  Inc. and Northgate Village
Naples, FL                       Development Corporation.
TRUSTEE

Nicholas Constantakis++          Director  or  Trustee  of  the  Federated  Fund  Complex;            $0   $73,191.21 for the
Birth Date: September 3, 1939    formerly: Partner, Andersen Worldwide SC.                                 Trust and
175 Woodshire Drive                                                                                        37 other investment
Pittsburgh, PA                                                                                             companies
TRUSTEE                                                                                                    in the Fund Complex

John F. Cunningham               Director  or  Trustee  of  some  of the  Federated  Fund        $330.72   $93,190.48 for the Trust
Birth Date: March 5, 1943        Complex;   Chairman,   President  and  Chief   Executive                  and 37
353 El Brillo Way                Officer,  Cunningham  & Co.,  Inc.  (strategic  business                  other investment
Palm Beach, FL                   consulting);    Trustee   Associate,   Boston   College;                  companies in the Fund
TRUSTEE                          Director,   Iperia   Corp.    (communications/software);                  Complex
                                 formerly:   Director,  Redgate  Communications  and  EMC
                                 Corporation (computer storage systems).

                                 Previous  Positions:  Chairman  of the  Board  and Chief
                                 Executive Officer,  Computer Consoles,  Inc.;  President
                                 and  Chief   Operating   Officer,   Wang   Laboratories;
                                 Director,  First  National  Bank  of  Boston;  Director,
                                 Apollo Computer, Inc.

J. Christopher Donahue+          President or Executive  Vice  President of the Federated             $0   $0 for the Trust and 30
Birth Date: April 11, 1949       Fund  Complex;  Director or Trustee of some of the Funds                  other investment
Federated Investors Tower        in  the  Federated   Fund  Complex;   President,   Chief                  companies in the Fund
1001 Liberty Avenue              Executive  Officer and  Director,  Federated  Investors,                  Complex
Pittsburgh, PA                   Inc.;   President  and  Trustee,   Federated  Investment
PRESIDENT AND TRUSTEE            Management  Company;  President  and Trustee,  Federated
                                 Investment    Counseling,    President   and   Director,
                                 Federated   Global    Investment    Management    Corp.;
                                 President,  Passport Research, Ltd.; Trustee,  Federated
                                 Shareholder   Services  Company;   Director,   Federated
                                 Services Company.

Lawrence D. Ellis, M.D.*         Director  or  Trustee  of the  Federated  Fund  Complex;        $439.02   $116,760.63 for the Trust
Birth Date: October 11, 1932     Professor  of  Medicine,   University   of   Pittsburgh;                  and 43 other investment
3471 Fifth Avenue                Medical  Director,   University  of  Pittsburgh  Medical                  companies in the Fund
Suite 1111                       Center  -   Downtown;   Hematologist,   Oncologist   and                  Complex
Pittsburgh, PA                   Internist,  University  of  Pittsburgh  Medical  Center;
TRUSTEE                          Member, National Board of Trustees,  Leukemia Society of
                                 America.

Peter E. Madden                  Director  or  Trustee  of the  Federated  Fund  Complex;        $403.57   $109,153.60 for the Trust
Birth Date: March 16, 1942       formerly: Representative,  Commonwealth of Massachusetts                  and 43 other investment
One Royal Palm Way               General  Court;  President,  State Street Bank and Trust                  companies in the Fund
100 Royal Palm Way               Company and State Street Corporation.                                     Complex
Palm Beach, FL
TRUSTEE                          Previous   Positions:   Director,   VISA  USA  and  VISA
                                 International;   Chairman  and  Director,  Massachusetts
                                 Bankers   Association;    Director,   Depository   Trust
                                 Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.        Director  or  Trustee  of  some  of the  Federated  Fund        $343.12   $102,573.91 for the
                                 Complex; Management Consultant.                                           Trust and 40
Birth Date: April 10, 1945                                                                                 other investment
80 South Road                    Previous  Positions:   Chief  Executive  Officer,   PBTC                  companies in the Fund
Westhampton Beach, NY            International  Bank;  Partner,  Arthur  Young &  Company                  Complex
TRUSTEE                          (now  Ernst & Young  LLP);  Chief  Financial  Officer of
                                 Retail Banking Sector, Chase Manhattan Bank;
                                 Senior Vice President, Marine Midland Bank;
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

John E. Murray, Jr., J.D.,       Director  or  Trustee  of  the Federated  Fund  Complex;        $472.15   $128,455.37 for the
S.J.D.#                          President,    Law   Professor,    Duquesne   University;                  Trust
Birth Date: December 20, 1932    Consulting Partner, Mollica & Murray; Director,  Michael                  and 43 other investment
President, Duquesne University   Baker Corp. (engineering,  construction,  operations and                  companies in the Fund
Pittsburgh, PA                   technical services).                                                      Complex
TRUSTEE
                                 Previous   Positions:   Dean  and   Professor   of  Law,
                                 University  of  Pittsburgh   School  of  Law;  Dean  and
                                 Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                Director  or  Trustee  of the  Federated  Fund  Complex;        $439.02   $116,760.63 for the
Birth Date: June 21, 1935        Public Relations/Marketing/Conference Planning.                           Trust
4905 Bayard Street                                                                                         and 43 other investment
Pittsburgh, PA                   Previous  Positions:  National  Spokesperson,   Aluminum                  companies in the Fund
TRUSTEE                          Company of America; television producer; business owner.                  Complex

John S. Walsh                    Director  or  Trustee  of  some  of the  Federated  Fund        $330.72   $94,536.85 for the Trust
Birth Date: November 28, 1957    Complex;   President  and  Director,  Heat  Wagon,  Inc.                  and 39
2007 Sherwood Drive              (manufacturer   of  construction   temporary   heaters);                  other investment
Valparaiso, IN                   President and  Director,  Manufacturers  Products,  Inc.                  companies in the Fund
TRUSTEE                          (distributor   of   portable   construction    heaters);                  Complex
                                 President,   Portable   Heater  Parts,   a  division  of
                                 Manufacturers Products,  Inc.; Director,  Walsh & Kelly,
                                 Inc.   (heavy  highway   contractor);   formerly:   Vice
                                 President, Walsh & Kelly, Inc.






Edward C. Gonzales               Trustee  or  Director  of  some  of  the  Funds  in  the             $0   $0 for the Trust and 42
 Birth Date: October 22, 1930    Federated  Fund  Complex;   President,   Executive  Vice                  other investment
Federated Investors Tower        President  and  Treasurer  of some of the  Funds  in the                  company in the
1001 Liberty Avenue              Federated  Fund  Complex;   Vice   Chairman,   Federated                  Fund Complex
Pittsburgh, PA                   Investors,  Inc.; Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT         Management  Company,  Federated  Investment  Counseling,
                                 Federated   Global   Investment   Management  Corp.  and
                                 Passport  Research,  Ltd.;  Executive Vice President and
                                 Director,    Federated   Securities   Corp.;    Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive  Vice President and Secretary of the Federated             $0   $0 for the Trust and 43
Birth Date: October 26, 1938     Fund Complex;  Executive Vice  President,  Secretary and                  other investment
Federated Investors Tower        Director,  Federated Investors, Inc.; Trustee, Federated                  companies in the Fund
1001 Liberty Avenue              Investment  Management Company and Federated  Investment                  Complex
Pittsburgh, PA                   Counseling;   Director,   Federated  Global   Investment
EXECUTIVE VICE PRESIDENT AND     Management   Corp.,   Federated   Services  Company  and
SECRETARY                        Federated Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex;  Vice President             $0   $0 for the Trust and 43
Birth Date: June 17, 1954        -   Funds   Financial   Services   Division,   Federated                  other investment
Federated Investors Tower        Investors,  Inc.; formerly: various management positions                  companies in the Fund
1001 Liberty Avenue              within Funds  Financial  Services  Division of Federated                  Complex
Pittsburgh, PA                   Investors, Inc.
TREASURER

Richard B. Fisher                President or Vice  President of some of the Funds in the             $0   $0 for the Trust and 41
Birth Date: May 17, 1923         Federated  Fund Complex;  Director or Trustee of some of                  other investment
Federated Investors Tower        the Funds in the Federated Fund Complex;  Executive Vice                  companies in the Fund
1001 Liberty Avenue              President,   Federated  Investors,  Inc.;  Chairman  and                  Complex
Pittsburgh, PA                   Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III           Chief Investment  Officer of this Fund and various other             $0   $0 for the Trust and 42
Birth Date: March 3, 1949        Funds in the  Federated  Fund  Complex;  Executive  Vice                  other investment
Federated Investors Tower        President,  Federated Investment  Counseling,  Federated                  companies in the Fund
1001 Liberty Avenue              Global   Investment    Management    Corp.,    Federated                  Complex
Pittsburgh, PA                   Investment  Management  Company and  Passport  Research,
CHIEF INVESTMENT OFFICER         Ltd.;  Registered  Representative,  Federated Securities
                                 Corp.; Portfolio Manager, Federated
                                 Administrative Services; Vice President,
                                 Federated Investors, Inc.; formerly: Executive
                                 Vice President and Senior Vice President,
                                 Federated Investment Counseling Institutional
                                 Portfolio Management Services Division; Senior
                                 Vice President, Federated Investment Management
                                 Company and Passport Research, Ltd.

Deborah A. Cunningham            Deborah A.  Cunningham  is Vice  President of the Trust.             $0   $0 for the Trust and 6
Birth Date: September 15, 1959   Ms.  Cunningham  joined Federated in 1981 and has been a                  other investment
Federated Investors Tower        Senior Portfolio  Manager and a Senior Vice President of                  companies in the Fund
1001 Liberty Avenue              the Funds' Adviser since 1997. Ms.  Cunningham served as                  Complex
Pittsburgh, PA                   a Portfolio  Manager and a Vice President of the Adviser
VICE PRESIDENT                   from 1993 until  1996.  Ms.  Cunnin  gham is a Chartered
                                 Financial  Analyst and  received  her M.B.A.  in Finance
                                 from Robert Morris College.

Mary Jo Ochson                   Mary Jo  Ochson  is Vice  President  of the  Trust.  Ms.             $0   $0 for the Trust and 7
Birth Date: September 12, 1953   Ochson  joined  Federated  in 1982 and has been a Senior                  other investment
Federated Investors Tower        Portfolio  Manager  and a Senior Vice  President  of the                  companies in the Fund
1001 Liberty Avenue              Funds'  Adviser since 1996.  From 1988 through 1995, Ms.                  Complex
Pittsburgh, PA                   Ochson  served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                   President  of  the  Funds'  Adviser.  Ms.  Ochson  is  a
                                 Chartered  Financial  Analyst and received her M.B.A. in
                                 Finance from the University of Pittsburgh.
* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.


# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees on
   October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee    Average Aggregate Daily Net Assets of the
                                        Federated Funds
0.150 of 1%                   on the first $250 million
0.125 of 1%                   on the next $250 million
0.100 of 1%                   on the next $250 million
0.075 of 1%                   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.








INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.





FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                    $2,640,056                   $2,250,094             $1,787,405
Advisory Fee Reduction                                   $535,876                     $500,559               $421,045
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $497,651                     $424,181               $337,389
12b-1 Fee
  Institutional Service Shares                                 --                           --                     --
  Cash II Shares                                               --                           --                     --
Shareholder Services Fee
   Institutional Service Shares                          $540,605                           --                     --
   Cash II Shares                                        $148,355                           --                     --



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.










Average Annual Total Returns and Yield


Total returns are given for the one-year, five-year, ten-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.



                                                                                   10 years
                               7-Day Period             1 Year         5 Years
Institutional Service
Shares
Total Return                   --                       2.83%          3.21%           3.36%
Yield                          2.96%                    --             --                     --
Effective Yield                3.00%                    --             --                     --
Tax-Equivalent Yield           5.53 %                   --             --                     --
-------------------------------------------------------------------------------------------------------

\



                                                                                     Start of Performance on
                               7-Day Period             1 Year         5 Years       April 25, 1991
Cash II Shares
Total Return                   --                       2.67 %         3.04 %        2.86 %
Yield                          2.80 %                   --             --            --
Effective Yield                2.84 %                   --             --            --
Tax-Equivalent Yield           5.23 %                   --             --            --
-----------------------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees

















TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.




TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF NEW YORK




Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               21.850%          34.850%            37.850%            42.850%       46.450%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:

1.50%                                      1.92%            2.30%              2.41%            2.62%           2.80%
2.00%                                      2.56%            3.07%              3.22%            3.50%           3.73%
2.50%                                      3.20%            3.84%              4.02%            4.37%           4.67%
3.00%                                      3.84%            4.60%              4.83%            5.25%           5.60%
3.50%                                      4.48%            5.37%              5.63%            6.12%           6.54%
4.00%                                      5.12%            6.14%              6.44%            7.00%           7.47%
4.50%                                      5.76%            6.91%              7.24%            7.87%           8.40%
5.00%                                      6.40%            7.67%              8.05%            8.75%           9.34%
5.50%                                      7.04%            8.44%              8.85%            9.62%          10.27%
6.00%                                      7.68%            9.21%              9.65%           10.50%          11.20%
6.50%
7.00%
7.50%
8.00%
8.50%
9.00%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.



You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

         IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

         Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.




Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 eurodenominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.




Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



Institutional Clients
Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.




Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes And Tender Option Bonds Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.




Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.



MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes And Tender Option Bonds Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch ibca, inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


New York municipal cash trust

Institutional Service Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



                                                                              42

PROSPECTUS

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal by investing in a portfolio of high-quality North Carolina tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  5
What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7
How to Purchase Shares  7
How to Redeem Shares  9
Account and Share Information  11
Who Manages the Fund?  12
Financial Information  12


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

North Carolina Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in high-quality North Carolina tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and North Carolina state income tax or so that at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE


The Bar Chart and Performance Table below reflect historical performance data for Shares of North Carolina Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of North Carolina Municipal Cash Trust as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4% . The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended October 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are:2.63%, 3.55%, 3.16%, 3.27%, 3.09% and 2.88%.

Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were not sold without a sales charge (load). The total returns displayed above are based upon NAV.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.55% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Average Annual Total Returns, for the calendar periods ended December 31, 1999.

CALENDAR PERIOD          FUND
1 Year                   2.88%
5 Years                  3.19%
Start of Performance 1   3.10%

1 The Former Fund's start of performance date was December 31, 1993.

The Former Fund's 7-Day Net Yield as of December 31, 1999 was 4.10%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

NORTH CAROLINA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1 Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee                                                             0.25%
Other Expenses                                                                       0.17%
Total Annual Fund
Operating Expenses 3                                                                 0.92%
1 Although not contractually obligated to do so, the adviser expects to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund
Expenses                                                                             0.33%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.59%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending October 31, 2000.
3 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Shares were 0.92% and 0.59%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   $     94
3 Years  $    293
5 Years  $    509
10 Years $  1,131


What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality North Carolina tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and North Carolina state income tax or so that at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and North Carolina income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by North Carolina issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


NORTH CAROLINA RISKS

Since the Fund invests primarily in issuers from North Carolina, the Fund may be subject to additional risks compared to funds that invest in multiple states. North Carolina's growing and diverse economy has experienced a change from reliance on textile and apparel manufacturing to more reliance on service, finances and trade. The decline in the nondurable manufacturing sectors has been somewhat compensated by rapid expansion in the high-tech industry.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-North Carolina taxpayers because it invests in North Carolina municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the North Carolina taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED OCTOBER 31           1999         1998         1997         1996         1995
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income           0.03         0.03         0.03         0.03        0.04
LESS DISTRIBUTIONS:
Distributions from
net investment income          (0.03)       (0.03)       (0.03)       (0.03)      (0.04)
NET ASSET VALUE,
END OF PERIOD:                $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 1                  2.81%        3.17%        3.24%        3.23%       3.51%

RATIOS TO AVERAGE
NET ASSETS:
Expenses 2                      0.92%        0.94%        0.99%        1.01%       0.99%
Net investment income 2         2.44%        2.74%        2.79%        2.75%       3.06%
Expenses (after waivers)        0.59%        0.59%        0.59%        0.59%       0.59%
Net investment income
(after waivers)                 2.77%        3.09%        3.19%        3.17%       3.46%
SUPPLEMENTAL DATA:
Net assets, end of
period (000 omitted)        $185,348     $212,111     $172,636     $137,749     $97,602

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.


[Graphic]
Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as it becomes available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



[Graphic]
Federated
North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N278

3090803A (1/00)

[Graphic]


Statement of Additional Information



NORTH CAROLINA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for North Carolina Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.







JANUARY 31, 2000






                        Contents
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Financial Information
                        Investment Ratings
                        Addresses




Cusip 60934N278

3090803 B (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 1, 1993, will be reorganized as a portfolio of the Trust on February 1, 2000.





The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Adviser).






SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions





"Inter-fund Borrowing and Lending Arrangements"
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate."




Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.








Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.









     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.



         Reverse Repurchase Agreements

         Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.




Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and PolicY
The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.





The Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and North Carolina state income tax or so that at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax.

This investment objective and policy may not be changed by the Fund's Board of Trustees (Board) without shareholder approval.






INVESTMENT LIMITATIONS





Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defense purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."






Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.








Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended(1940 Act).






Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."






Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI , in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.





DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.




As of January _7_, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Central Carolina Bank & Trust, Durham, North Carolina, owned approximately 27,027,329.60 (13.40%) shares and First Union Securities Inc., Charlotte, North Carolina, owned approximately 28,017,024.94 (13.90%) shares..





Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES
Under existing North Carolina law, distributions made by the Fund will not be subject to North Carolina income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of the State of North Carolina or any of its political subdivisions; or (ii) interest on obligations of the United States or its possessions. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to North Carolina income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES




The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1,2000, the Trust will be comprised of 40 Funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January _7_, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                    Aggregate          Total Compensation
Address                         Principal Occupations                                         Compensation       From Trust and Fund
Position With Trust             for Past Five Years                                           From Fund          Complex

John F. Donahue*#+              Chief  Executive  Officer  and  Director or Trustee of the           $0   $0 for the Trust and 54
Birth Date: July 28, 1924       Federated Fund Complex;.;  Chairman and Trustee, Federated                other investment
Federated Investors Tower       Investment  Management  Company;  Chairman  and  Director,                companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.,    Federated   Investment                Complex
Pittsburgh, PA                  Counseling  and  Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of   the Federated   Fund  Complex;      $174.37   $113,860.22 for the
Birth Date: February 3, 1934    Director,   Member  of  Executive  Committee,   Children's                Trust
15 Old Timber Trail             Hospital of Pittsburgh;  Director, Robroy Industries, Inc.                and 54 other investment
Pittsburgh, PA                  (coated  steel   conduits/computer   storage   equipment);                companies  in the Fund
TRUSTEE                         formerly:  Senior  Partner,  Ernst & Young LLP;  Director,                Complex
                                MED 3000  Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University  of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated   Fund  Complex;      $191.83   $125,264.48 for the
Birth Date: June 23, 1937       President,  Investment Properties Corporation; Senior Vice                Trust
Grubb & Ellis/Investment        President,  John R. Wood and Associates,  Inc.,  Realtors;                and 54 other investment
Properties Corporation          Partner  or Trustee in private  real  estate  ventures  in                companies in the Fund
3201 Tamiami Trail North        Southwest Florida;  formerly:  President,  Naples Property                Complex
Naples, FL                      Management,   Inc.  and  Northgate   Village   Development
TRUSTEE                         Corporation.

Nicholas P. Constantakis++      Director  or  Trustee  of  the   Federated   Fund  Complex;          $0   $47,958.02 for the
Birth Date: September 3, 1939   Director,    Michael   Baker   Corporation    (engineering,               Trust and
175 Woodshire Drive             construction,  operations and technical  services formerly:               29 other investment
Pittsburgh, PA                  Partner, Andersen Worldwide SC.                                           companies
TRUSTEE                                                                                                   in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated   Fund      $130.24   $0 for the Trust and 46
Birth Date: March 5, 1943       Complex; Chairman,  President and Chief Executive Officer,                other investment
353 El Brillo Way               Cunningham & Co., Inc. (strategic  business  consulting) ;                companies in the Fund
Palm Beach, FL                  Trustee Associate,  Boston College; Director, Iperia Corp.                Complex
TRUSTEE                         (communications/software);   formerly:  Director,  Redgate
                                Communications and EMC Corporation (computer
                                storage systems).

                                Previous  Positions:  Chairman  of  the  Board  and  Chief
                                Executive Officer,  Computer Consoles, Inc.; President and
                                Chief  Operating  Officer,  Wang  Laboratories;  Director,
                                First National Bank of Boston; Director,  Apollo Computer,
                                Inc.
-----------------------------------------------------------------------------------------------------------------------------------

J. Christopher Donahue+         President or  Executive  Vice  President of the  Federated           $0   $0 for the Trust and 16
Birth Date: April 11, 1949      Fund Complex;  Director or Trustee of some of the Funds in                other investment
Federated Investors Tower       the Federated  Fund Complex;  President,  Chief  Executive                companies in the Fund
1001 Liberty Avenue             Officer   and   Director,   Federated   Investors,   Inc.;                Complex
Pittsburgh, PA                  President  and Trustee,  Federated  Investment  Management
PRESIDENT AND TRUSTEE           Company;   President  and  Trustee,  Federated  Investment
                                Counseling; President and Director, Federated
                                Global Investment Management Corp.; President,
                                Passport Research, Ltd.; Trustee, Federated
                                Shareholder Services Company; Director,
                                Federated Services Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated   Fund  Complex;       174.37   $113,860.22 for the
Birth Date: October 11, 1932    Professor of Medicine,  University of Pittsburgh;  Medical                Trust
3471 Fifth Avenue               Director,   University  of  Pittsburgh  Medical  Center  -                and 54 other investment
Suite 1111                      Downtown;   Hematologist,    Oncologist   and   Internist,                companies in the Fund
Pittsburgh, PA                  University of Pittsburgh Medical Center; Member,  National                Complex
TRUSTEE                         Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated   Fund  Complex;      $158.28   $113,860.22 for the
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of  Massachusetts                Trust
One Royal Palm Way              General  Court;  President,  State  Street  Bank and Trust                and 54 other investment
100 Royal Palm Way              Company and State Street Corporation.                                     companies in the Fund
Palm Beach, FL                                                                                            Complex
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and   VISA
                                International; Chairman and Director,
                                Massachusetts Bankers Association; Director,
                                Depository Trust Corporation; Director, The
                                Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated   Fund      $134.32   $0 for the Trust and 50
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and  External                other investment
80 South Road                   Affairs,    Dugan   Valva   Contess,    Inc.   (marketing,                companies in the Fund
Westhampton Beach, NY           communications,   technology  and  consulting).;  formerly                Complex
TRUSTEE                         Management Consultant.


                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of   the Federated   Fund  Complex;      $187.40   $113,860.22 for the
S.J.D.#                         President, Law Professor, Duquesne University;  Consulting                Trust
Birth Date: December 20, 1932   Partner, Mollica & Murray;  Director,  Michael Baker Corp.                and 54 other investment
President, Duquesne University  (engineering,   construction,   operations  and  technical                companies in the Fund
Pittsburgh, PA                  services).                                                                Complex
TRUSTEE
                                Previous Positions:  Dean and Professor of Law, University
                                of  Pittsburgh  School of Law;  Dean and Professor of Law,
                                Villanova University School of Law.

Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;  Public      $174.37   $113,860.22 for the
Birth Date: June 21, 1935       Relations/Marketing/Conference Planning.                                  Trust
4905 Bayard Street                                                                                        and 54 other investment
Pittsburgh, PA                  Previous  Positions:   National   Spokesperson,   Aluminum                companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                  Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated   Fund      $130.24   $0 for the Trust and 48
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,   Inc.                other investment
2007 Sherwood Drive             (manufacturer   of   construction    temporary   heaters);                companies in the Fund
Valparaiso, IN                  President  and  Director,   Manufacturers  Products,  Inc.                Complex
TRUSTEE                         (distributor    of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division   of
                                Manufacturers  Products,  Inc.;  Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);    formerly:   Vice
                                President, Walsh & Kelly, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Edward C. Gonzales              Trustee or Director of some of the Funds in the  Federated           $0   $0 for the Trust and 1
 Birth Date: October 22, 1930   Fund  Complex;  President,  Executive  Vice  President and                other investment
Federated Investors Tower       Treasurer  of  some of the  Funds  in the  Federated  Fund                company in the
1001 Liberty Avenue             Complex;  Vice Chairman,  Federated Investors,  Inc.; Vice                Fund Complex
Pittsburgh, PA                  President,   Federated   Investment   Management  Company,
EXECUTIVE VICE PRESIDENT        Federated   Investment   Counseling,    Federated   Global
                                Investment  Management Corp. and Passport Research,  Ltd.;
                                Executive   Vice   President   and   Director,   Federated
                                Securities Corp.; Trustee,  Federated Shareholder Services
                                Company.

John W. McGonigle               Executive  Vice  President  and Secretary of the Federated           $0   $0 for the Trust and 54
Birth Date: October 26, 1938    Fund  Complex;  Executive  Vice  President,  Secretary and                other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee,  Federated                companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and  Federated  Investment                Complex
Pittsburgh, PA                  Counseling;    Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated Fund Complex;  Vice President -           $0   $0 for the Trust and 54
Birth Date: June 17, 1954       Funds Financial  Services Division,  Federated  Investors,                other investment
Federated Investors Tower       Inc.; formerly:  various management positions within Funds                companies in the Fund
1001 Liberty Avenue             Financial Services Division of Federated Investors, Inc.                  Complex
Pittsburgh, PA
TREASURER

Richard B. Fisher               President  or Vice  President  of some of the Funds in the           $0   $0 for the Trust and 6
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director  or Trustee of some of                other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive  Vice                companies in the Fund
1001 Liberty Avenue             President,   Federated   Investors,   Inc.;  Chairman  and                Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various  other           $0   $0 for the Trust and 41
Birth Date: March 3, 1949       Funds  in  the  Federated  Fund  Complex;  Executive  Vice                other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,   Federated                companies in the Fund
1001 Liberty Avenue             Global Investment  Management Corp.,  Federated Investment                Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,    Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities  Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A. Cunningham is Vice President of the Trust.                $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated  in 1981 and has been a                other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice  President of                companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham served as a                Complex
Pittsburgh, PA                  Portfolio  Manager  and a Vice  President  of the  Adviser
VICE PRESIDENT                  from 1993 through 1996.
                                Ms.  Cunningham  is  a  Chartered  Financial  Analyst  and
                                received her M.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is  Vice  President  of the  Trust.  Ms.           $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has  been a Senior                other investment
Federated Investors Tower       Portfolio  Manager  and a  Senior  Vice  President  of the                companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through  1995,  Ms.                Complex
Pittsburgh, PA                  Ochson served as a Portfolio  Manager and a Vice President
VICE PRESIDENT                  of  the  Funds'   Adviser.   Ms.  Ochson  is  a  Chartered
                                Financial  Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
-----------------------------------------------------------------------------------------------------------------------------------


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
   He  did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES








For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                      $946,083                     $899,911               $707,395
Advisory Fee Reduction                                   $627,679                     $629,332               $559,422
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $142,669                     $135,722               $126,345
Shareholder Services Fee                                 $473,042                           --                     --






For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.







                                                                                    Start of Performance on
                               7-Day Period             1 Year         5 Years      December 31, 1993
Total Return                   NA                       2.81%          3.19%        3.09%
Yield                          2.95%                    NA             NA           NA
Effective Yield                3.00%                    NA             NA           NA
Tax-Equivalent Yield           5.60%                    NA             NA           NA
-------------------------------------------------------------------------------------------------------





TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield




The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.





To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.






TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.


TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF NORTH CAROLINA



Tax Bracket:
     Federal                              15.00%           28.00%             31.00%            36.00%        39.60%

Combined Federal and State                22.00%           35.75%             38.75%            43.75%        47.35%
---------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350  Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.28%            1.56%              1.63%            1.78%          1.90%
1.50%                                      1.92%            2.33%              2.45%            2.67%          2.85%
2.00%                                      2.56%            3.11%              3.27%            3.56%          3.80%
2.50%                                      3.21%            3.89%              4.08%            4.44%          4.75%
3.00%                                      3.85%            4.67%              4.90%            5.33%          5.70%
3.50%                                      4.49%            5.45%              5.71%            6.22%          6.65%
4.00%                                      5.13%            6.23%              6.53%            7.11%          7.60%
4.50%                                      5.77%            7.00%              7.35%            8.00%          8.55%
5.00%                                      6.41%            7.78%              8.16%            8.89%          9.50%
5.50%                                      7.05%            8.56%              8.98%            9.78%         10.45%
6.00%                                      7.69%            9.34%              9.80%           10.67%         11.40%
6.50%                                      8.33%           10.12%             10.61%           11.56%         12.35%
7.00%                                      8.97%           10.89%             11.43%           12.44%         13.30%
7.50%                                      9.62%           11.67%             12.24%           13.33%         14.25%
8.00%                                     10.265           12.455             13.06%           14.22%         15.19%
8.50%                                     10.90%           13.23%             13.88%           15.11%         16.14%
9.00%                                     11.54%           14.01%             14.69%           16.00%         17.09%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.





PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview





Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29years' experience. As of December 31, 1999Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively..


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:





Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities
Corp.



Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of North Carolina Municipal Cash Trust dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.





Moody's Investors Service Short-Term Municipal Obligation Ratings

Moody's Investors Service, (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, INC. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


North Carolina municipal cash trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





PROSPECTUS
Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities consistent with stability of principal by investing in a portfolio of high-quality Ohio tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



JANUARY 31, 2000



CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  8

How to Purchase Shares  8

How to Redeem Shares  10

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ohio Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Ohio tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Cash II Shares of Ohio Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Former Fund's Cash II Shares as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Cash II Shares start of business through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999, The percentages noted are: 2.64%, 1.97%, 2.30%, 3.35%, 2.88%, 3.02%, 2.83%, and
2.66%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Cash II Shares total returns on a calendar year-end basis.

The Former Fund's Cash II Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Cash II Shares highest quarterly return was 0.87% (quarter ended June 30, 1995). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Cash II Shares Average Annual Total Returns for the calendar period ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.66%
5 Years                  2.95%
Start of Performance 1   2.82%


1 The Former Fund's Cash II Shares start of performance date was April 22, 1991.

The Former Fund's Cash II Shares 7-Day Net Yield as of December 31, 1999, was 3.69%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

OHIO MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                       None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1 Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee 3                                                            0.30%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.20%
Total Annual Fund
Operating Expenses 4                                                                  1.15%
1 Although not contractually obligated to do so, the Adviser and distributor expect to waive certain amounts during the fiscal year ending October 31, 2000.
These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund
Expenses                                                                              0.20%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                              0.95%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending October 31, 2000.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-
1) fee. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending
October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund, as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Cash II Shares were 1.15% and 0.87%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year       $117
3 Years      $365
5 Years      $633
10 Years     $1,398




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Ohio tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Ohio state income taxes. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Ohio income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Ohio issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



OHIO RISKS

Since the Fund invests primarily in issuers from Ohio, the Fund may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The Financial Highlights
will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED OCTOBER 31                      1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.59%        2.91%        2.98%        2.96%        3.30%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     1.15%        1.15%        1.15%        1.18%        1.16%
Net investment income 2                        2.26%        2.58%        2.66%        2.61%        2.96%
Expenses (after waivers)                       0.87%        0.87%        0.87%        0.87%        0.87%
Net investment income (after waivers)          2.54%        2.86%        2.94%        2.92%        3.25%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $117,596     $342,946     $245,329     $206,149     $188,234


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH II SHARES



JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
 Federated
 Ohio Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N419



1030105A-CII (1/00)

 [Graphic]


PROSPECTUS
Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities consistent with stability of principal by investing in a portfolio of high-quality Ohio tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ohio Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Ohio tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE



The Bar Chart and Performance table below reflect historical performance data for Institutional Service Shares of Ohio Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Service Shares as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Service Shares start of business through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999, The percentages noted are: 2.95%, 2.27%, 2.61%, 3.66%, 3.19%, 3.33%, 3.13%, and
2.97%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.95% (quarter ended June 30, 1995). Its lowest quarterly return was 0.52% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.97%
5 Years                  3.26%
Start of Performance 1   3.13%


1 The Former Fund's Institutional Service Shares start of performance date was April 22, 1991.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.99%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

OHIO MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.




SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.20%
Total Annual Fund
Operating Expenses 4                                                                 0.85%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund Expenses                                                       0.20%
 Total Actual Annual Fund Operating Expenses (after waivers)                         0.65%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending October 31, 2000. 3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver)
is expected to be 0.20% for the fiscal year ending October 31, 2000. 4 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former
Fund, as a portfolio of the Trust, Total Annual Fund Operating Expenses and
Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Institutional Service Shares were 0.85% and 0.57%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $     87
3 Years  $    271
5 Years  $    471
10 Years $  1,049




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Ohio tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Ohio state income taxes. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Ohio income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Ohio issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



OHIO RISKS

Since the Fund invests primarily in issuers from Ohio, the Fund may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Ohio taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The Financial Highlights
will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                         1999        1998          1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03          0.03        0.03        0.04
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)        (0.03)      (0.03)      (0.04)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                2.90%       3.22%         3.29%       3.27%       3.61%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                    0.85%       0.85%         0.85%       0.88%       0.86%
Net investment income 2                       2.60%       2.89%         2.97%       2.92%       3.27%
Expenses (after waivers)                      0.57%       0.57%         0.57%       0.57%       0.57%
Net investment income (after waivers)         2.88%       3.17%         3.25%       3.23%       3.56%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $90,294     $94,896       $80,619     $59,721     $72,931


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Ohio Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N393



G00211-02-SS (1/00)

 [Graphic]



PROSPECTUS
Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities consistent with stability of principal by investing in a portfolio of high-quality Ohio tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12



Financial Information  12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ohio Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Ohio tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table reflect historical performance data for Institutional Shares of Ohio Municipal Cash Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (Trust). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Former Fund's Institutional Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's Institutional Shares start of business through the calendar year ended 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999. The percentages noted are: 3.53%, 3.34% and 3.17%, respectively.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.91% (quarter ended June 30, 1997). Its lowest quarterly return was 0.71% (quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

CALENDAR PERIOD          FUND
1 Year                   3.17%
Start of Performance 1   3.36%

1 The Former Fund's Institutional Shares start of performance date was March 5, 1996.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998, was 4.19%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

OHIO MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.20%
Total Annual Fund
Operating Expenses 4                                                                 0.85%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver of Fund Expenses                                                       0.40%
 Total Actual Annual Fund
Operating Expenses (after waivers)                                                   0.45%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending October 31, 2000.
3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund, as a portfolio of the Trust, the Total Annual Fund Operating
Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the
Former Fund's Institutional Shares were 0.86% and 0.38%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year       $   87
3 Years      $   271
5 Years      $   471
10 Years     $  1,049




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Ohio tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Ohio state income taxes. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Ohio income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Ohio issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



OHIO RISKS

Since the Fund invests primarily in issuers from Ohio, the Fund may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Ohio taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31                      1999         1998         1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                 3.10%        3.43%       3.49%       2.22%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                     0.86%        0.86%       0.85%       0.88% 4
Net investment income 3                        2.60%        2.91%       2.92%       2.87% 4
Expenses (after waivers)                       0.38%        0.38%       0.37%       0.37% 4
Net investment income (after waivers)          3.08%        3.39%       3.40%       3.38% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $107,874     $131,395     $55,710     $72,680


1 Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES



JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
 Federated
 Ohio Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N427



G00211-01-IS (1/00)

 [Graphic]





Statement of Additional Information





OHIO MUNICIPAL CASH TRUST



A Portfolio of Money Market Obligations Trust


institutional shares
institutional service shares
cash ii shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Ohio Municipal Cash Trust (Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.





january 31, 2000






                         Contents
                         How is the Fund Organized?
                         Securities in Which the Fund Invests
                         What Do Shares Cost?
                         How is the Fund Sold?
                         Subaccounting Services
                         Redemption in Kind
                         Massachusetts Partnership Law
                         Account and Share Information
                         Tax Information
                         Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                         Who is Federated Investors, Inc.?
                         Financial Information
                         Investment Ratings
                         Addresses

Cusip314229659
Cusip 314229857
Cusip 314229840

1030105B (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on March 26, 1991, will be reorganized as a portfolio of the Trust on February 1, 2000.



The Board of Trustees (Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Cash II Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).




SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions



     Inter-fund Borrowing and Lending Arrangements
     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.




     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Asset Coverage
         In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.




Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

This investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
 In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it consider appropriates (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (cash ii shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Key Trust Co., Cleveland, Ohio owned approximately 7,225,685 Shares (5.24%); The Provident Bank, Cincinnati, Ohio owned approximately 13,657,673 Shares (9.90%); Mahco # 1114263 (Mahoning National Bank), Youngstown, Ohio owned approximately 20,257,744 Shares (14.69%); Key Trust Co., Cleveland, Ohio owned approximately 8,383,209 Shares (6.08%); Panabco (Park National Bank), Newark, Ohio owned approximately 39,025,203 Shares (28.29%) and The Citizens Banking Co., Findlay, Ohio owned approximately 19,825,629 Shares (14.37%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Milards & Co., Oaks, Pennsylvania owned approximately 41,520,506 Shares (49.87%); SNBSO & Co., Springfield, Ohio owned approximately 9,949,732 Shares (11.95%); Delaware County Bank, Delaware, Ohio owned approximately 7,140,665 Shares (8.58%) and Hamilton Parker Co., Columbus, Ohio owned approximately 8,102,836 Shares (9.73%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares:
Parker/Hunter Inc., Pittsburgh, Pennsylvania owned approximately 7,236,532 Shares (11.07%); FirstMerit Bank, NA, Akron, Ohio owned approximately 30,655,468 Shares (46.88%) and James P and Maureen F Buchwald, Joint Tenants, Mount Vernon, Ohio owned approximately 8,470,533 Shares (12.95%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.




TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES
Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporation franchise tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?




BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and certain positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust             for Past Five Years                                         From Fund           Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the            $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated                 other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,                 companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.,   Federated   Investment                 Complex
Pittsburgh, PA                  Counseling,  and Federated Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;       $314.28   $116,760.63 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's                 Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,                 and 43 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);                 companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,                 Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;       $345.74   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior                 and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,                 companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate                 Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P. Constantakis ++     Director  or  Trustee  of  the  Federated  Fund  Complex;            $0   $73,191.21 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,                 Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);                 37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                                 companies
TRUSTEE                                                                                                   in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund       $229.87   $93,190.48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive                 and 37 other investment
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business                 companies in the Fund
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;                 Complex
TRUSTEE                         Director,    Iperia   Corp.    (communications/software);
                                formerly:   Director,   Redgate  Communications  and  EMC
                                Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated            $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds                 other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief                 companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,                 Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management  Company;  President  and  Trustee,  Federated
                                Investment Counseling, President and Director,
                                Federated Global Investment Management Corp.;
                                President, Passport Research, Ltd.; Trustee,
                                Federated Shareholder Services Company;
                                Director, Federated Services Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;       $314.28   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical                 and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -                 companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,                 Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;       $294.46   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts                 and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust                 companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                     Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund       $236.20   $102,573.91 for the
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External                 Trust and 40 other
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,                 investment
Westhampton Beach, NY           communications,  technology  and  consulting).;  formerly                 companies in the Fund
TRUSTEE                         Management Consultant                                                     Complex

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;       $337.28   $128,455.37 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;                 Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael                 and 43 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and                 companies in the Fund
Pittsburgh, PA                  technical services).                                                      Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;       $314.28   $116,760.63 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                           Trust
4905 Bayard Street                                                                                        and 43 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum                 companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                  Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund       $229.87   $94,536.85 for the Trust
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.                 and 39 other investment
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);                 companies in the Fund
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.                 Complex
TRUSTEE                         (distributor   of   portable    construction    heaters);
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.






Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the            $0   $0 for the Trust and 42
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice                 other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the                 companies in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated                 Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated            $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive  Vice  President,  Secretary and                 other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated                 companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment                 Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President            $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated                 other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions                 companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated                 Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the            $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of                 other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice                 companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and                 Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other            $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice                 other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated                 companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment                 Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.            $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a                 other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of                 companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as                 Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through  1996.  Ms.  Cunningham  is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.            $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior                 other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the                 companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.                 Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Mr. Constantakis became a member of the Board of Trustees on October 1, 1999.
   He  did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee             Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.






FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                    $1,448,289                   $1,795,830             $1,448,035
Advisory Fee Reduction                                   $813,537                   $1,034,602               $846,106
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $273,002                     $338,546               $273,333
12b-1 Fee
  Cash II Shares                                         $334,876                           --                     --
Shareholder Services Fee
   Institutional Shares                                        --                           --                     --
   Institutional Service Shares                          $195,091                           --                     --
   Cash II Shares                                        $334,876                           --                     --



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                                                                       Start of Performance on
                               7-Day Period             1 Year         March 5, 1996
Institutional Shares
Total Return                   --                       3.10%          3.35%
Yield                          3.26%                    --             --
Effective Yield                3.32%                    --             --
Tax-Equivalent Yield           6.16%                    --             --
--------------------------------------------------------------------------------------------------


                                                                                     Start of Performance on
                               7-Day Period             1 Year         5 Years       April 22, 1991
Institutional Service
Shares
Total Return                   --                       2.90%          3.26%         3.13%
Yield                          3.06%                    --             --            --
Effective Yield                3.11%                    --             --            --
Tax-Equivalent Yield           5.78%                    --             --            --
-----------------------------------------------------------------------------------------------------------------


                                                                                     Start of Performance on
                               7-Day Period             1 Year         5 Years       April 22, 1991
Cash II Shares
Total Return                   --                       2.59%          2.95%         2.82%
Yield                          2.76%                    --             --            --
Effective Yield                2.80%                    --             --            --
Tax-Equivalent Yield           5.22%                    --             --            --
-----------------------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.




TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2000 - STATE OF OHIO



Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State
Tax Bracket:                             19.457%          33.201%            37.900%            43.500%       47.100%
----------------------------------------------------------------------------------------------------------------------
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600   $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:

1.00%                                      1.24%            1.50%              1.61%            1.77%           1.89%
1.50%                                      1.86%            2.25%              2.42%            2.65%           2.84%
2.00%                                      2.48%            2.99%              3.22%            3.54%           3.78%
2.50%                                      3.10%            3.74%              4.03%            4.42%           4.73%
3.00%                                      3.72%            4.49%              4.83%            5.31%           5.67%
3.50%                                      4.35%            5.24%              5.64%            6.19%           6.62%
4.00%                                      4.97%            5.99%              6.44%            7.08%           7.56%
4.50%                                      5.59%            6.74%              7.25%            7.96%           8.51%
5.00%                                      6.21%            7.49%              8.05%            8.85%           9.45%
5.50%                                      6.83%            8.23%              8.86%            9.73%          10.40%
6.00%                                      7.45%            8.98%              9.66%           10.62%          11.34%
6.50%                                      8.07%            9.73%             10.47%           11.50%          12.29%
7.00%                                      8.69%           10.48%             11.27%           12.39%          13.23%
7.50%                                      9.31%           11.23%             12.08%           13.27%          14.18%
8.00%                                      9.93%           11.98%             12.88%           14.16%          15.12%
8.50%                                     10.55%           12.72%             13.69%           15.04%          16.07%
9.00%                                     11.17%           13.47%             14.49%           15.93%          17.01%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.





Taxable Yield Equivalent for 2000 - STATE OF OHIO

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State
Tax Bracket:                             20.201%          34.900%            37.900%            43.500%       47.100%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450   $161,451-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.25%            1.54%              1.61%            1.77%           1.89%
1.50%                                      1.88%            2.30%              2.42%            2.65%           2.84%
2.00%                                      2.51%            3.07%              3.22%            3.54%           3.78%
2.50%                                      3.13%            3.84%              4.03%            4.42%           4.73%
3.00%                                      3.76%            4.61%              4.83%            5.31%           5.67%
3.50%                                      4.39%            5.38%              5.64%            6.19%           6.62%
4.00%                                      5.01%            6.14%              6.44%            7.08%           7.56%
4.50%                                      5.64%            6.91%              7.25%            7.96%           8.51%
5.00%                                      6.27%            7.68%              8.05%            8.85%           9.45%
5.50%                                      6.89%            8.45%              8.86%            9.73%          10.40%
6.00%                                      7.52%            9.22%              9.66%           10.62%          11.34%
6.50%                                      8.15%            9.98%             10.47%           11.50%          12.29%
7.00%                                      8.77%           10.75%             11.27%           12.39%          13.23%
7.50%                                      9.40%           11.52%             12.08%           13.27%          14.18%
8.00%                                     10.03%           12.29%             12.88%           14.16%          15.12%
8.50%                                     10.65%           13.06%             13.69%           15.04%          16.07%
9.00%                                     11.28%           13.82%             14.49%           15.93%          17.01%



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

         IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

         Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.




Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,600 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities
Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes And Tender Option Bonds Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service Short-Term Municipal Obligation Ratings


Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.



MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes And Tender Option Bonds Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch ibca, inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


ohio municipal cash trust

Institutional Shares
Institutional Service Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

CASH SERIES SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal by investing in a portfolio of high-quality Pennsylvania tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            5
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                   10
Who Manages the Fund?                                           11
Financial Information                                           11

----------------------
|  NOT FDIC INSURED  |
|                    |
|  MAY LOSE VALUE    |
|                    |
|  NO BANK GUARANTEE |
|--------------------|

JANUARY 31, 2000



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Pennsylvania tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Cash Series Shares of Pennsylvania Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash Series Shares' of the Former Fund as of the calendar year-end for each of nine years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features nine bars distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Cash Series Shares' for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1999. The percentages noted are: 4.16%, 2.40%, 1.76%, 2.04%, 3.06%, 2.68%, 2.81%, 2.65% and 2.39%.



Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Cash Series Shares total returns on a calendar year-end basis.

The Former Fund's Cash Series Shares were sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Cash Series Shares highest quarterly return was 1.14% (quarter ended March 31, 1991). Its lowest quarterly return was 0.37% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Cash Series Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                             Fund
1 Year                                                       2.39%
5 Years                                                      2.72%
Start of Performance/1/                                      2.66%

1 The Former Fund's Cash Series Shares start of performance date was December 31, 1990.

The Former Fund's Cash Series Shares 7-Day Net Yield as of December 31, 1999 was 3.63%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

PENNSYLVANIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares of the Fund.


Shareholder
Fees
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, asapplicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offeringprice) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                          None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers and
Reductions)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.50%
Distribution (12b-1)/3/
Fee                                                               0.40%
Shareholder Services
Fee                                                               0.25%
Other
Expenses
0.15%
Total Annual Fund Operating
Expenses/4/                                                       1.30%

1 Although not contractually obligated to do so, the adviser and distributor expect to waive and reduce certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

Total Waivers of Fund
Expenses                                                          0.25%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                          1.05%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending October 31, 2000.

3 The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee for Cash Series Shares. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash Series Shares (after the anticipated voluntary waiver) is expected to be 0.35% for the fiscal year ending October 31, 2000.

4 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Cash Series Shares were 1.30% and 1.05%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash Series Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Cash Series Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash Series Shares operating expenses are before waivers and reductions as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year                                                      $  132
3 Years                                                      $  412
5 Years                                                      $  713
10 Years                                                     $1,568

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Pennsylvania tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).
  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and Pennsylvania dividend and interest income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


PENNSYLVANIA SECTOR RISKS

Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to funds that invest in multiple states. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry; in addition, it has improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an econonmic downturn has on the manufacturing sector.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Cash Series Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash Series Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail customers of financial institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities.

  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash Series Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and

 .   Submit your purchase order to the investment professional before 1:00 p.m.
    (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account
    Form; and

 .   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at

1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .   Fund Name and Share Class, account number and account registration;

 .   amount to be redeemed; and

 .   signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;

 .   your redemption will be sent to an address of record that was changed within the last 30 days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or

 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;

 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Pennsylvania taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information


FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights-Cash Series Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                                      1999           1998            1997
1996            1995
Net Asset Value, Beginning of Period                    $  1.00         $  1.00         $  1.00        $
1.00         $  1.00
Income From Investment Operations:
Net investment income                                      0.02            0.03            0.03
0.03            0.03
Less Distributions:
Distributions from net investment income                  (0.02)          (0.03)          (0.03)
(0.03)          (0.03)
Net Asset Value, End of Period                          $  1.00         $  1.00         $  1.00        $
1.00         $  1.00
Total Return/1/                                            2.32%           2.74%           2.77%
2.75%           3.02%

Ratios to Average Net Assets:
Expenses/2/                                                1.30%           1.31%           1.32%
1.32%           1.33%
Net investment income/2/                                   2.03%           2.44%           2.45%
2.45%           2.70%
Expenses (after waivers)                                   1.05%           1.05%           1.05%
1.05%           1.05%
Net investment income (after waivers)                      2.28%           2.70%           2.72%
2.72%           2.98%
Supplemental Data
Net assets, end of period (000 omitted)                 $43,292         $47,940         $23,777
$19,825         $28,255


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.




P R O S P E C T U S


[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manager(R)



Pennsylvania
Municipal Cash
Trust

A Portfolio of Money Market
Obligations Trust


CASH SERIES SHARES





JANUARY 31, 2000






A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO OF FEDERATED INVESTORS]


Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N526

9101005 A-CS (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.




PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal by investing in a portfolio of high-quality Pennsylvania tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which the
Fund Invests?                                             4
What are the Specific Risks of Investing in the Fund?     5
What Do Shares Cost?                                      6
How is the Fund Sold?                                     6
How to Purchase Shares                                    7
How to Redeem Shares                                      8
Account and Share Information                            10
Who Manages the Fund?                                    11
Financial Information                                    11

-------------------
 NOT FDIC INSURED

 MAY LOSE VALUE

 NO BANK GUARANTEE
-------------------


JANUARY 31, 2000


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?

The Fund invests in high-quality Pennsylvania tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF
INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.68%, 4.36%, 2.81%, 2.16%, 2.45%, 3.48%, 3.09%, 3.22%, 3.06% and 2.80%.


The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Pennsylvania Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and it net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred into the Fund.

[BAR CHART APPEARS HERE]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were sold without a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.43% (quarter ended December 31, 1990). Its lowest quarterly return was 0.47% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.


Calendar Period                                 Fund
-----------------------------------------------------
1 Year                                          2.80%
-----------------------------------------------------
5 Years                                         3.13%
-----------------------------------------------------
10 Years                                        3.31%
-----------------------------------------------------

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 4.03%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

PENNSYLVANIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                           None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                      None
Shareholder Services
Fee/3/                                                                   0.25%
Other
Expenses
0.15%
Total Annual Fund Operating
Expenses/4/                                                       0.90%

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.

   Total Waivers of Fund Expenses                                          0.25%
   Total Actual Annual Fund Operating Expenses (after waivers)             0.65%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending October 31, 2000.


3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending October 31, 2000.


4 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Service Shares were 0.90% and 0.65%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------
1 Year                                           $   92
-------------------------------------------------------
3 Years                                          $  287
-------------------------------------------------------
5 Years                                          $  498
-------------------------------------------------------
10 Years                                         $1,108
-------------------------------------------------------

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Pennsylvania tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and Pennsylvania dividend and interest income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the

Fund Invests?

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks

A substantial part of the Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


Pennsylvania Sector Risks

Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to funds that invest in multiple states. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry; in addition, it has improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Service Shares, Institutional Shares and Cash Series Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 1:00
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.


  If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and

 .  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Pennsylvania taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                                    1999           1998           1997
1996            1995
Net Asset Value, Beginning of Period                 $   1.00       $   1.00       $   1.00       $   1.00
$   1.00
Income From Investment Operations:
Net investment income                                    0.03           0.03           0.03
0.03            0.03
Less Distributions:
Distributions from net investment income                (0.03)         (0.03)         (0.03)
(0.03)          (0.03)
Net Asset Value, End of Period                       $   1.00       $   1.00       $   1.00       $   1.00
$   1.00
Total Return/1/                                          2.73%          3.15%          3.18%
3.16%           3.44%

Ratios to Average Net Assets:
Expenses/2/                                              0.90%          0.91%          0.92%
0.92%           0.92%
Net investment income/2/                                 2.43%          2.83%          2.87%
2.85%           3.11%
Expenses (after waivers)                                 0.65%          0.65%          0.65%
0.65%           0.65%
Net investment income (after waivers)                    2.68%          3.09%          3.14%
3.12%           3.38%
Supplemental Data
Net assets, end of period (000 omitted)              $253,339       $392,381       $264,634       $221,851
$276,407

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



Notes


Notes



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and SemiAnnual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO OF FEDERATED INVESTORS]

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950
Cusip 60934N542

9101005A-SS (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.


[RECYCLED PAPER LOGO]

[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manager(R)

Pennsylvania
Municipal Cash
Trust

A Portfolio of Money Market
Obligations Trust

INSTITUTIONAL SERVICE SHARES

JANUARY 31, 2000

P R O S P E C T U S




PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal by investing in a portfolio of high-quality Pennsylvania tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                    9
Who Manages the Fund?                                           10
Financial Information                                           10

---------------------
|                   |
| NOT FDIC INSURED  |
| MAY LOOSE VALUE   |
| NO BANK GUARANTEE |
|                   |
---------------------

JANUARY 31, 2000


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Pennsylvania tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Pennsylvania Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and it net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999. The percentages noted are: 3.30%, 3.42%, 3.26% and 3.01%.



Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.89% (quarter ended June 30, 1997). Its lowest quarterly return was 0.66% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.


Calendar Period                                             Fund
1 Year                                                       3.01%
Start of Performance/1/                                      3.29%


1 The Former Fund's Institutional Shares start of performance date was August 23, 1995.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.23%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

PENNSYLVANIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, asapplicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offeringprice) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                             None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                       None
Shareholder Services
Fee/3/                                                                     0.25%
Other
Expenses
0.15%
Total Annual Fund Operating
Expenses/4/                                                         0.90%
--------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000

   Total Waivers of Fund Expenses                                       0.45%

   Total Actual Annual Fund Operating Expenses (after waivers)          0.45%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending October 31, 2000.

3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.

4 For the fiscal year ended October 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Institutional Shares were 0.90% and 0.45, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Calendar Period                                            Fund
1 Year                                                     $   92
3 Years                                                    $  287
5 Years                                                    $  498
10 Years                                                   $1,108


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Pennsylvania tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).
  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax and Pennsylvania dividend and interest income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

PENNSYLVANIA SECTOR RISKS

Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to funds that invest in multiple states. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry; in addition, it has improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the
manufacturing sector.      What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and

 .   Submit your purchase order to the investment professional before 1:00 p.m.
    (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account
    Form; and

 .   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 .   through an investment professional if you purchased Shares through an investment professional; or

 .   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .   Fund Name and Share Class, account number and account registration;

 .   amount to be redeemed; and

 .   signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;

 .   your redemption will be sent to an address of record that was changed within the last 30 days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the
account was opened:      . an electronic transfer to your account at a financial
institution that is an
    ACH member; or

 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;

 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Pennsylvania taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding
your federal, state and local tax liability.      Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights-Institutional Shares


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October31                                        1999           1998           1997
1996           1995/1/
Net Asset Value, Beginning of Period                    $   1.00        $  1.00        $  1.00         $
1.00         $ 1.00
Income From Investment Operations:
Net investment income                                       0.03           0.03           0.03
0.03           0.01
Less Distributions:
Distributions from net investment income                   (0.03)         (0.03)         (0.03)
(0.03)         (0.01)
Net Asset Value, End of Period                          $   1.00        $  1.00        $  1.00         $
1.00         $ 1.00
Total Return/2/                                             2.94%          3.36%          3.38%
3.37%          1.03%

Ratios to Average Net Assets:
Expenses/3/                                                 0.90%          0.91%          0.92%
0.92%          0.91%/4/
Net investment income/3/                                    2.47%          2.85%          2.88%
2.80%          3.35%/4/
Expenses (after waivers)                                    0.45%          0.45%          0.45%
0.45%          0.45%/4/
Net investment income (after waivers)                       2.92%          3.31%          3.35%
3.27%          3.81%/4/
Supplemental Data:
Net assets, end of period (000 omitted)                 $135,032        $64,281        $63,148
$37,076         $2,529

1 Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.






[LOGO OF FEDERATED INVESTORS]

WORLD-CLASS INVESTMENT MANAGER (R)

Pennsylvania
Municipal
Cash Trust

A Portfolio of Money Market
Obligations Trust

Institutional SHAREs

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and SemiAnnual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO OF FEDERATED INVESTORS]


Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Dirve
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N534

G00214-01-IS (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.



STATEMENT OF ADDITIONAL INFORMATION

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CASH SERIES SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Pennsylvania Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by
calling 1-800-341-7400.      JANUARY 31, 2000
                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses
Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

9101005B (1/00)

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 1, 1989, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Cash Series Shares. This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Tax Exempt Securities

  Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

       Private Activity Bonds

       Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

       The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

     Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Asset Coverage

  In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.

  U.S. Treasury Securities

  U.S. Treasury securities are direct obligations of the federal government of the United States.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  Bank Instruments

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Pennsylvania
dividend and interest income tax.     This investment objective and policy may
not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Pennsylvania Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of
securities.          Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such
limitation.     For purposes of the concentration limitation: (a) utility
companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
REGULATORY COMPLIANCE     The Fund may follow non-fundamental operational
policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and
regulations without the approval of its shareholders.      DETERMINING MARKET
VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the
two methods of determining net asset value.      What Do Shares Cost?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CASH SERIES SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares
of all series entitled to vote.     As of January 12, 2000, the following
shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: First Union National Bank Trust Accounts, Charlotte, NC, owned approximately 104,336,680 shares (28.96%); Keystone Financial Inc., Altoona, PA, owned approximately 52,704,284 shares (14.63%); The Fulton Company, Lancaster, PA, owned approximately 32,367,816 shares (8.98%); Plitt & Co., Baltimore, MD, owned approximately 30,570,702 shares (8.49%); Mellon Bank Capital Markets, Pittsburgh, PA, owned approximately 22,573,254 shares (6.27%); and Nabob Co., Wyomissing, PA, owned approximately 19,407,642 shares (5.39%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares; Commonwealth of Pennsylvania, Harrisburg, PA, owned approximately 51,200,050 shares (39.05%); Univest & Company, Souderton, PA, owned approximately 13,465,255 shares (10.27%); and The Chase Manhattan Bank NA, New York, NY, owned approximately 9,907,784 shares (7.56%).

As of January 12, 2000, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: Parker/Hunter Inc., Pittsburgh, PA, owned approximately 23,539,303 shares (46.62%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.




Name
Birth Date                                                                               Aggregate
Total Compensation
Address                                           Principal Occupations                Compensation          From
Trust and Fund
Position With Trust                                for Past Five Years                   From
                                                                                         Fund                Complex

John F. Donahue*#+                    Chief Executive Officer and Director or                  $     0     $0 for the Trust and 54
Birth Date: July 28, 1924             Trustee of the Federated Fund Complex;                               other investment
Federated Investors Tower             Chairman and Trustee, Federated Investment                           companies in the Fund
1001 Liberty Avenue                   Management Company; Chairman and Director,                           Complex
Pittsburgh, PA                        Federated Investors, Inc., Federated
CHAIRMAN AND TRUSTEE                  Investment Counseling and Federated Global
                                      Investment Management Corp.; Chairman,
                                      Passport Research, Ltd.

Thomas G. Bigley                      Director or Trustee of the Federated Fund                $352.28     $116,760.63 for the
Birth Date: February 3, 1934          Complex; Director, Member of Executive                               Trust
15 Old Timber Trail                   Committee, Children's Hospital of                                    and 43 other
Pittsburgh, PA                        Pittsburgh; Director, Robroy Industries,                             investment companies
TRUSTEE                               Inc. (coated steel conduits/computer storage                         in the Fund Complex
                                      equipment); formerly: Senior Partner, Ernst
                                      & Young LLP; Director, MED 3000 Group, Inc.
                                      (physician practice management); Director,
                                      Member of Executive Committee, University of
                                      Pittsburgh.

John T. Conroy, Jr.                   Director or Trustee of the Federated Fund                $387.58     $128,455.37 for the
Birth Date: June 23, 1937             Complex; President, Investment Properties                            Trust
Grubb & Ellis/Investment Properties   Corporation; Senior Vice President, John R.                          and 43 other investment
 Corporation                          Wood and Associates, Inc., Realtors; Partner                         companies in the Fund
3201 Tamiami Trail North              or Trustee in private real estate ventures                           Complex
Naples, FL                            in Southwest Florida; formerly: President,
TRUSTEE                               Naples Property Management, Inc. and
                                      Northgate Village Development Corporation.

Nicholas P. Constantakis++            Director or Trustee of the Federated Fund                $     0     $73,191.21 for the
Birth Date: September 3, 1939         Complex; Director, Michael Baker Corporation                         Trust and
175 Woodshire Drive                   (engineering, construction, operations and                           37 other investment
Pittsburgh, PA                        technical services); formerly: Partner,                              companies
TRUSTEE                               Andersen Worldwide SC.                                               in the Fund Complex

John F. Cunningham                    Director or Trustee of some of the Federated             $264.54     $93,190.48 for the
Birth Date: March 5, 1943             Fund Complex; Chairman, President and Chief                          Trust and 37
353 El Brillo Way                     Executive Officer, Cunningham & Co., Inc.                            other investment
Palm Beach, FL                        (strategic business consulting); Trustee                             companies in the Fund
TRUSTEE                               Associate, Boston College; Director, Iperia                          Complex
                                      Corp (communications/software); formerly:
                                      Director, Redgate Communications and EMC
                                      Corporation (computer storage systems).
                                      Previous Positions: Chairman of the Board
                                      and Chief Executive Officer, Computer
                                      Consoles, Inc.; President and Chief
                                      Operating Officer, Wang Laboratories;
                                      Director, First National Bank of Boston;
                                      Director, Apollo Computer, Inc.

J. Christopher Donahue+               President or Executive Vice President of the             $     0     $0 for the Trust and 30
Birth Date: April 11, 1949            Federated Fund Complex; Director or Trustee                          other investment
Federated Investors Tower             of some of the Funds in the Federated Fund                           companies in the Fund
1001 Liberty Avenue                   Complex; President, Chief Executive Officer                          Complex
Pittsburgh, PA                        and Director, Federated Investors, Inc.;
PRESIDENT AND TRUSTEE                 President and Trustee, Federated Investment
                                      Management Company and Federated Investment
                                      Counseling; President and Director,
                                      Federated Global Investment Management
                                      Corp.; President, Passport Research, Ltd.;
                                      Trustee, Federated Shareholder Services
                                      Company; Director, Federated Services
                                      Company.

Lawrence D. Ellis, M.D.*              Director or Trustee of the Federated Fund                $352.28     $116,760.63 for the
Birth Date: October 11, 1932          Complex; Professor of Medicine, University                           Trust
3471 Fifth Avenue                     of Pittsburgh; Medical Director, University                          and 43 other
Suite 1111                            of Pittsburgh Medical Center - Downtown;                             investment companies
Pittsburgh, PA                        Hematologist, Oncologist and Internist,                              in the Fund Complex
TRUSTEE                               University of Pittsburgh Medical Center;
                                      Member, National Board of Trustees, Leukemia
                                      Society of America.

Peter E. Madden                       Director or Trustee of the Federated Fund                $323.49     $109,153.91 for the
Birth Date: March 16, 1942            Complex; formerly: Representative,                                   Trust
One Royal Palm Way                    Commonwealth of Massachusetts General Court;                         and 43 other
100 Royal Palm Way                    President, State Street Bank and Trust                               investment companies
Palm Beach, FL                        Company and State Street Corporation.                                in the Fund Complex
TRUSTEE                               Previous Positions: Director, VISA USA and
                                      VISA International; Chairman and Director,
                                      Massachusetts Bankers Association;
                                      Director, Depository Trust Corporation;
                                      Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.             Director or Trustee of some of the Federated             $273.40     $102,573.91 for the
Birth Date: April 10, 1945            Fund Complex; Executive Vice President,                              Trust and 40
80 South Road                         Legal and External Affairs, Dugan Valva                              other investment
Westhampton Beach, NY                 Contess, Inc. (marketing, communications,                            companies in the Fund
TRUSTEE                               technology and consulting); formerly                                 Complex
                                      Management Consultant.
                                      Previous Positions: Chief Executive
                                      Officer, PBTC International Bank; Partner,
                                      Arthur Young & Company (now Ernst & Young
                                      LLP); Chief Financial Officer of Retail
                                      Banking Sector, Chase Manhattan Bank;
                                      Senior Vice President, Marine Midland
                                      Bank; Vice President, Citibank; Assistant
                                      Professor of Banking and Finance, Frank G.
                                      Zarb School of Business, Hofstra
                                      University.

John E. Murray, Jr., J.D., S.J.D.#    Director or Trustee of the Federated Fund                $378.79     $128,455.37 for the
Birth Date: December 20, 1932         Complex; President, Law Professor, Duquesne                          Trust
President, Duquesne University        University; Consulting Partner, Mollica &                            and 43 other
Pittsburgh, PA                        Murray; Director, Michael Baker Corp.                                investment companies
TRUSTEE                               (engineering, construction, operations and                           in the Fund Complex
                                      technical services).
                                      Previous Positions: Dean and Professor of
                                      Law, University of Pittsburgh School of Law;
                                      Dean and Professor of Law, Villanova
                                      University School of Law.

Marjorie P. Smuts                     Director or Trustee of the Federated Fund                $352.28     $116,760.63 for the
Birth Date: June 21, 1935             Complex; Public                                                      Trust
4905 Bayard Street                    Relations/Marketing/Conference Planning.                             and 43 other
Pittsburgh, PA                        Previous Positions: National Spokesperson,                           investment companies
TRUSTEE                               Aluminum Company of America; television                              in the Fund Complex
                                      producer; business owner.

John S. Walsh                         Director or Trustee of some of the Federated             $264.54     $94,536.85 for the
Birth Date: November 28, 1957         Fund Complex; President and Director, Heat                           Trust and 39
2007 Sherwood Drive                   Wagon, Inc. (manufacturer of construction                            other investment
Valparaiso, IN                        temporary heaters); President and Director,                          companies in the Fund
TRUSTEE                               Manufacturers Products, Inc. (distributor of                         Complex
                                      portable construction heaters); President,
                                      Portable Heater Parts, a division of
                                      Manufacturers Products, Inc.; Director,
                                      Walsh & Kelly, Inc. (heavy highway
                                      contractor); formerly: Vice President, Walsh
                                      & Kelly, Inc.

Edward C. Gonzales                    Trustee or Director of some of the Funds in              $     0     $0 for the Trust and 42
 Birth Date: October 22, 1930         the Federated Fund Complex; President,                               other investment
Federated Investors Tower             Executive Vice President and Treasurer of                            company in the
1001 Liberty Avenue                   some of the Funds in the Federated Fund                              Fund Complex
Pittsburgh, PA                        Complex; Vice Chairman, Federated Investors,
EXECUTIVE VICE PRESIDENT              Inc.; Vice President, Federated Investment
                                      Management Company, Federated Investment
                                      Counseling, Federated Global Investment
                                      Management Corp. and Passport Research,
                                      Ltd.; Executive Vice President and Director,
                                      Federated Securities Corp.; Trustee,
                                      Federated Shareholder Services Company.

John W. McGonigle                     Executive Vice President and Secretary of                $     0     $0 for the Trust and 43
Birth Date: October 26, 1938          the Federated Fund Complex; Executive Vice                           other investment
Federated Investors Tower             President, Secretary, and Director,                                  companies in the Fund
1001 Liberty Avenue                   Federated Investors, Inc.; Trustee,                                  Complex
Pittsburgh, PA                        Federated Investment Management Company and
EXECUTIVE VICE PRESIDENT AND          Federated Investment Counseling; Director,
 SECRETARY                            Federated Global Investment Management
                                      Corp., Federated Services Company and
                                      Federated Securities Corp.

Richard J. Thomas                     Treasurer of the Federated Fund Complex;                 $     0     $0 for the Trust and 43
Birth Date: June 17, 1954             Vice President - Funds Financial Services                            other investment
Federated Investors Tower             Division, Federated Investors, Inc.;                                 companies in the Fund
1001 Liberty Avenue                   formerly: various management positions                               Complex
Pittsburgh, PA                        within Funds Financial Services Division of
TREASURER                             Federated Investors, Inc.

Richard B. Fisher                     President or Vice President of some of the               $     0     $0 for the Trust and 41
Birth Date: May 17, 1923              Funds in the Federated Fund Complex;                                 other investment
Federated Investors Tower             Director or Trustee of some of the Funds in                          companies in the Fund
1001 Liberty Avenue                   the Federated Fund Complex; Executive Vice                           Complex
Pittsburgh, PA                        President, Federated Investors, Inc.;
VICE PRESIDENT                        Chairman and Director, Federated Securities
                                      Corp.

William D. Dawson, III                Chief Investment Officer of this Fund and                $     0     $0 for the Trust and 42
Birth Date: March 3, 1949             various other Funds in the Federated Fund                            other investment
Federated Investors Tower             Complex; Executive Vice President, Federated                         companies in the Fund
1001 Liberty Avenue                   Investment Counseling, Federated Global                              Complex
Pittsburgh, PA                        Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER              Investment Management Company and Passport
                                      Research, Ltd.; Registered Representative,
                                      Federated Securities Corp.; Portfolio
                                      Manager, Federated Administrative
                                      Services; Vice President, Federated
                                      Investors, Inc.; formerly: Executive Vice
                                      President and Senior Vice President,
                                      Federated Investment Counseling
                                      Institutional Portfolio Management
                                      Services Division; Senior Vice President,
                                      Federated Investment Management Company
                                      and Passport Research, Ltd.

Deborah A. Cunningham                 Deborah A. Cunningham is Vice President of               $     0     $0 for the Trust and 6
Birth Date: September 15, 1959        the Trust.  Ms. Cunningham joined Federated                          other investment
Federated Investors Tower             in 1981 and has been a Senior Portfolio                              companies in the Fund
1001 Liberty Avenue                   Manager and a Senior Vice President of the                           Complex
Pittsburgh, PA                        Funds' Adviser since 1997. Ms. Cunningham
VICE PRESIDENT                        served as a Portfolio Manager and a Vice
                                      President of the Adviser from 1993 through
                                      1996. Ms. Cun-
                                      ningham is a Chartered Financial Analyst and
                                      received her M.B.A. in Finance from Robert
                                      Morris College.

Mary Jo Ochson                        Mary Jo Ochson is Vice President of the                  $     0     $0 for the Trust and 7
Birth Date: September 12, 1953        Trust.  Ms. Ochson joined Federated in 1982                          other investment
Federated Investors Tower             and has been a Senior Portfolio Manager and                          companies in the Fund
1001 Liberty Avenue                   a Senior Vice President of the Funds'                                Complex
Pittsburgh, PA                        Adviser since 1996. From 1988 through 1995,
VICE PRESIDENT                        Ms. Ochson served as a Portfolio Manager and
                                      a Vice President of the Funds' Adviser. Ms.
                                      Ochson is a Chartered Financial Analyst and
                                      received her M.B.A. in Finance from the
                                      University of Pittsburgh.

 * An asterisk denotes Trustee who is deemed to be an interested person as defined in the 1940 Act.

 # A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

 + Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++ Nicholas P. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee           Average Aggregate Daily Net Assets of the
                                              Federated Funds

0.150 of 1%                               on the first $250 million
0.125 of 1%                               on the next $250 million
0.100 of 1%                               on the next $250 million
0.075 of 1%                               on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31                 1999                           1998                     1997
Advisory Fee Earned                        $2,330,962                    $2,086,146               $1,666,725
Advisory Fee Reduction                     $  936,982                       891,201                  737,288
Brokerage Commissions                               0                             0                        0
Administrative Fee                         $  351,545                       314,620                  251,689
12b-1 Fee
Cash Series Shares                         $  170,916                       157,236                       --
Shareholder Services Fee
 Institutional Shares                      $        0                           ---                       --
 Institutional Service Shares              $  625,841                           ---                       --
 Cash Series Shares                        $  122,083                           ---                       --


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.




                                7-Day Period             1 Year      5 Years       Start of Performance on
Institutional Shares

Total Return                                               2.94%         NA                          3.28%
Yield                                  3.08%
Effective Yield                        3.13%
Tax-Equivalent Yield                   5.35%

                                7-Day Period             1 Year       5 Years      Start of Performance on
                                                                                       November 1, 1989
Institutional Service Shares
Total Return                                               2.73%       3.13%                         3.36%
Yield                                  2.88%
Effective Yield                        2.92%
Tax-Equivalent Yield                   5.00%

                                7-Day Period             1 Year       5 Years      Start of Performance on
                                                                                       December 31, 1990
Cash Series Shares
Total Return                                               2.32%       2.72%                         2.66%
Yield                                  2.48%
Effective Yield                        2.51%
Tax-Equivalent Yield                   4.31%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.
Taxable Yield
Equivalent for 2000 - STATE OF PENNSYLVANIA



Tax Bracket:
     Federal                        15.00%               28.00%                31.00%
36.00%           39.60%

Combined Federal and State:        17.800%              30.800%               33.800%
38.800%          42.400%
-----------------------------------------------------------------------------------------------------
Joint Return       $1-43,850     $43,851-105, 950     $105, 951-161,450     $161,451-288,350
Over 288,350
Single Return      $1-26,250     $  26,251-63,550     $  63,551-132,600     $132,601-288,350
Over 288,350

Tax Exempt Yield:               Taxable Yield Equivalent:
1.00%                                1.22%                1.45%                 1.51%
1.63%            1.74%
1.50%                                1.82%                2.17%                 2.27%
2.45%            2.60%
2.00%                                2.43%                2.89%                 3.02%
3.27%            3.47%
2.50%                                3.04%                3.61%                 3.78%
4.08%            4.34%
3.00%                                3.65%                4.34%                 4.53%
4.90%            5.21%
3.50%                                4.26%                5.06%                 5.29%
5.72%            6.08%
4.00%                                4.87%                5.78%                 6.04%
6.54%            6.94%
4.50%                                5.47%                6.50%                 6.80%
7.35%            7.81%
5.00%                                6.08%                7.23%                 7.55%
8.17%            8.68%
5.50%                                6.69%                7.95%                 8.31%
8.99%            9.55%
6.00%                                7.30%                8.67%                 9.06%
9.80%           10.42%
6.50%                                7.91%                9.39%                 9.82%
10.62%           11.28%
7.00%                               8.525                10.12%                10.57%
11.44%           12.15%
7.50%                                9.12%               10.84%                11.33%
12.25%           13.02%
8.00%                                9.73%               11.56%                12.08%
13.07%           13.89%
8.50%                               10.34%               12.28%                12.84%
13.89%           14.76%
9.00%                               10.95%               13.01%               13.605
14.71%           15.63%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds     In the government
sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these
maturity ranges.      Money Market Funds     In the money market sector,
Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro- denominated, with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115
million, respectively.      The Chief Investment Officers responsible for
oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS     Moody's
Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

PENNSYLVANIA MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares
Cash Series Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


                                                                              41

PROSPECTUS
Tennessee Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity by investing in a portfolio of high-quality Tennessee tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5



What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  7

How to Purchase Shares  8

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  13



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Tennessee Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Tennessee tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Tennessee Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999. The percentages noted are: 3.24%, 3.09% and 2.89%


Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.84% (quarter ended June 30, 1997). Its lowest quarterly return was 0.62% (quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   2.89%
Start of Performance 1   3.11%


1 The Former Fund's Institutional Service Shares start of performance date was May 22, 1996.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 4.07%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

TENNESSEE MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.






SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                  None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                      None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                              None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                            None
Exchange Fee                                                                        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                    0.50%
Distribution (12b-1) Fee                                                            None
Shareholder Services Fee                                                            0.25%
Other Expenses 3                                                                    0.50%
Total Annual Fund
Operating Expenses 4                                                                1.25%
1 Although not contractually obligated to do so, the adviser expects to waive and/or reimburse certain amounts during the fiscal year ending October 31, 2000.
These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waiver and
Reimbursement of Fund
Expenses                                                                            0.65%
 Total Actual Annual Fund
Operating Expenses (after
waivers and
reimbursements)                                                                     0.60%
2 The adviser expects to voluntarily waive the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
3 The adviser expects to voluntarily reimburse certain operating expenses of the
Fund. The adviser can terminate this anticipated voluntary reimbursement at any time. Other operating expenses paid by the Fund (after the anticipated voluntary reimbursement) are expected to be 0.35% for the fiscal year ending October 31,
2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of
Tennessee Municipal Cash Trust, the Former Fund, as a portfolio of Money Market
Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual
Annual Fund Operating Expenses (after waivers/reimbursements) for the Former
Fund's Institutional Service Shares were 1.25% and 0.60%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $   127
3 Years  $   397
5 Years  $   686
10 Years $ 1,511




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Tennessee tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Tennessee state income taxes. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Tennessee income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.



What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Tennessee issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



TENNESSEE SECTOR RISKS

Since the Fund invests primarily in issuers from Tennessee, the Fund may be subject to additional risks compared to funds that invest in multiple states. The State's economy depends on auto and truck productions leaving the state susceptible to the cycles of the auto industry.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)






YEAR ENDED OCTOBER 31         1999       1998        1997       1996   1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $ 1.00      $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income           0.03        0.03       0.03       0.01
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.03)      (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF
PERIOD                        $ 1.00     $  1.00     $ 1.00     $ 1.00
TOTAL RETURN 2                  2.81%       3.17%      3.21%      1.48%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                      1.25%       1.33%      1.46%      1.72% 4
Net investment income 3         2.09%       2.36%      2.27%      1.93% 4
Expenses (after waivers
and reimbursements)             0.60%       0.60%      0.60%      0.39% 4
Net investment income
(after waivers and
reimbursements)                 2.74%       3.09%      3.13%      3.26% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)               $ 22,679   $  32,593   $ 24,624   $ 29,824


1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Tennessee Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES



JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and it's investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Tennessee Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N443



G01682-02 (1/00)

 [Graphic]



PROSPECTUS
Tennessee Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity by investing in a portfolio of high-quality Tennessee tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4



What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  7

How is the Fund Sold?  7

How to Purchase Shares  8

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Tennessee Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Tennessee tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999. The percentages noted are: 3.50%, 3.35% and 3.14%


The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Tennessee Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.91% (quarter ended June 30, 1997). Its lowest quarterly return was 0.69% (quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD          FUND
1 Year                   3.14%
Start of Performance 1   3.37%


1 The Former Fund's Institutional Shares start of performance date was May 22, 1996.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.32%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?



TENNESSEE MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                  None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                      None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                              None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                            None
Exchange Fee                                                                        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                    0.50%
Distribution (12b-1) Fee                                                            None
Shareholder Services Fee 3                                                          0.25%
Other Expenses 4                                                                    0.50%
Total Annual Fund
Operating Expenses 5                                                                1.25%
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive and/or reimburse certain amounts during the fiscal year ending October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31,
2000.
 Total Waiver and
Reimbursement of Fund
Expenses                                                                            0.90%
 Total Actual Annual Fund
Operating Expenses (after
waivers and
reimbursements)                                                                     0.35%
2 The adviser expects to voluntarily waive the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2000.
3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Shares (after the anticipated voluntary waiver) is expected to be
0.00% for the fiscal year ending October 31, 2000.
4 The adviser expects to voluntarily reimburse certain operating expenses of the
Fund. The adviser can terminate this anticipated voluntary reimbursement at any time. Other operating expenses paid by the Fund (after the anticipated voluntary reimbursement) are expected to be 0.35% for the fiscal year ending October 31,
2000.
5 For the fiscal year ended October 31, 1999, prior to the reorganization of
Tennessee Municipal Cash Trust, the Former Fund, as a portfolio of Money Market
Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual
Annual Fund Operating Expenses (after waivers/reimbursements) for the Former
Fund's Institutional Shares were 1.25% and 0.35%, respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




1 Year   $   127
3 Years  $   397
5 Years  $   686
10 Years $ 1,511





What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Tennessee tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Tennessee state income taxes. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Tennessee income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.



What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Tennessee issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



TENNESSEE SECTOR RISKS

Since the Fund invests primarily in issuers from Tennessee, the Fund may be subject to additional risks compared to funds that invest in multiple states. The State's economy depends on auto and truck productions leaving the state susceptible to the cycles of the auto industry.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED OCTOBER 31         1999       1998        1997       1996   1
NET ASSET VALUE, BEGINNING
OF PERIOD                     $ 1.00      $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income           0.03        0.03       0.03       0.01
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.03)      (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF
PERIOD                        $ 1.00     $  1.00     $ 1.00     $ 1.00
TOTAL RETURN 2                  3.07%       3.42%      3.47%      1.59%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                      1.25%       1.33%      1.46%      1.72% 4
Net investment income 3         2.11%       2.37%      2.29%      1.95% 4
Expenses (after waivers
and reimbursements)             0.35%       0.35%      0.35%      0.10% 4
Net investment income
(after waivers and
reimbursements)                 3.01%       3.35%      3.40%      3.57% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)               $ 34,850   $  39,193   $ 23,048   $ 17,824


1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Tennessee Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
 Federated
 Tennessee Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950



Cusip 60934N435



G01682-01 (1/00)

 [Graphic]




Statement of Additional Information



TENNESSEE MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


institutional shares
institutional service shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tennessee Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.







january 31, 2000






                          Contents
                          How is the Fund Organized?
                          Securities in Which the Fund Invests
                          What Do Shares Cost?
                          How is the Fund Sold?
                          Subaccounting Services
                          Redemption in Kind
                          Massachusetts Partnership Law
                          Account and Share Information
                          Tax Information
                          Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                          Who is Federated Investors, Inc.?
                          Financial Information
                          Investment Ratings
                          Addresses

Cusip 60934N443
Cusip 60934N435

G01682-03 (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 14, 1996, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS



The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions



     Inter-fund Borrowing and Lending Arrangements
     The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.




     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Asset Coverage


     In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.




Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.



     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.




Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.




Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee.

This investment objective and policy may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7
(Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 21, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding Institutional
Shares: Trust Co. of Knoxville, TN, owned approximately 12,465,166 shares (34.33%); Sharp Market & Company, Knoxville, TN, owned approximately 7,209,575 shares (19.86%); James A. Massey, Collierville, TN, owned approximately 6,657,319 shares (18.34%); MISCO Bank of Mississippi, Jackson, MS, owned approximately 4,227,781 shares (11.65%); and David J. McDaniel and Barbara McDaniel, Brentwood, TN, owned approximately 1,832,225 shares (5.05%).

As of January 21, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding Institutional Service Shares: Linda Stone Kaplan, Memphis, TN, owned approximately 2,639,272 shares (13.50%); Derril Reeves and Margaret Reeves, Brentwood, TN, owned approximately 1,027,735 shares (5.26 %); Okeena & Co, Dyersburg, TN, owned approximately 1,658,656 shares (8.48%); and Commercial Bank & Trust, Paris, TN, owned approximately 1,360,452 shares (6.96%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES
Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent
(i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes.

Distributions made by the Fund will be subject to the excise taxes imposed on corporations.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and certain positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding
Shares.





------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust             for Past Five Years                                         From Fund           Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the        $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated             other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,             companies in the Fund
1001 Liberty Avenue             Federated    Investors,    Inc.,   Federated   Investment             Complex
Pittsburgh, PA                  Counseling  and Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE            Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;   $101.94   $116,760.63 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's             Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,             and 43 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);             companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,             Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;   $112.15   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior             and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,             companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate             Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P. Constantakis++      Director  or  Trustee  of  the  Federated  Fund  Complex;        $0   $73,191.21 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,             Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);             37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                             companies
TRUSTEE                                                                                               in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund    $77.78   $93,190.48 for the Trust
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive              and 37
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business             other investment
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;             companies in the Fund
TRUSTEE                         Director,    Iperia   Corp.    (communications/software);             Complex
                                formerly:   Director,   Redgate  Communications  and  EMC
                                Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated        $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds             other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief             companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,             Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management Company and Federated  Investment  Counseling;
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;   $101.94   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical             and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -             companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,             Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;    $92.41   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts             and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust             companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                 Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund    $80.31   $102,573.91 for the
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External             Trust and 40
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,             other investment
Westhampton Beach, NY           communications,   technology  and  consulting);  formerly             companies in the Fund
TRUSTEE                         Management Consultant.                                                Complex

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;   $109.73   $128,455.37 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;             Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael             and 43 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and             companies in the Fund
Pittsburgh, PA                  technical services).                                                  Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;   $101.94   $116,760.63 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                       Trust
4905 Bayard Street                                                                                    and 43 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum             companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.              Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund    $77.78   $94,536.85 for the
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.             Trust and 39
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);             other investment
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.             companies in the Fund
TRUSTEE                         (distributor   of   portable    construction    heaters);             Complex
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.

Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the        $0   $0 for the Trust and 42
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice             other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the             company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated             Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated        $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive  Vice  President,  Secretary and             other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated             companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment             Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President        $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated             other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions             companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated             Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the        $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of             other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice             companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and             Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other        $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice             other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated             companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment             Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.        $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a             other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of             companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as             Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through  1996.  Ms.  Cunnin gham is a Chartered
                                Financial  Analyst  and  received  her M.B.A.  in Finance
                                from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.        $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior             other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the             companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.             Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.
* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.


# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Nicholas P. Constantakis became a member of the Board on October 1, 1999.
   He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                             the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES






For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                      $338,749                     $274,883               $221,951
Advisory Fee Reduction                                   $338,749                     $274,883               $221,951
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $155,000                     $155,001               $154,970
Shareholder Services Fee
   Institutional Shares                                        $0                           --                     --
   Institutional Service Shares                           $67,992                           --                     --


Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                                                                       Start of Performance on
                               7-Day Period             1 Year         May 22, 1996
Institutional Shares
Total Return                            --                3.07%                  3.36%
Yield                                  3.27%                --                     --
Effective Yield                        3.32%                --                     --
Tax-Equivalent Yield                   6.01%                --                     --
--------------------------------------------------------------------------------------------------


                                                                       Start of Performance on
                               7-Day Period             1 Year         May 22, 1996
Institutional Service
Shares
Total Return                            --                2.81%                  3.10%
Yield                                  3.02%                --                     --
Effective Yield                        3.07%                --                     --
Tax-Equivalent Yield                   5.55%                --                     --
--------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to AMT and state and/or local taxes.






Taxable Yield Equivalent for 2000 - STATE OF TENNESSEE

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               21.000%          34.000%            37.000%            42.000%       45.600%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450   $161,451-288,350  Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600   $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.27%            1.52%              1.59%            1.72%           1.84%
1.50%                                      1.90%            2.27%              2.38%            2.59%           2.76%
2.00%                                      2.53%            3.03%              3.17%            3.45%           3.68%
2.50%                                      3.16%            3.79%              3.97%            4.31%           4.60%
3.00%                                      3.80%            4.55%              4.76%            5.17%           5.51%
3.50%                                      4.43%            5.30%              5.56%            6.03%           6.43%
4.00%                                      5.06%            6.06%              6.35%            6.90%           7.35%
4.50%                                      5.70%            6.82%              7.14%            7.76%           8.27%
5.00%                                      6.33%            7.58%              7.94%            8.62%           9.19%
5.50%                                      6.96%            8.33%              8.73%            9.48%          10.11%
6.00%                                      7.59%            9.09%              9.52%           10.34%          11.03%
6.50%                                      8.23%            9.85%             10.32%           11.21%          11.95%
7.00%                                      8.86%           10.61%             11.11%           12.07%          12.87%
7.50%                                      9.49%           11.36%             11.90%           12.93%          13.79%
8.00%                                     10.13%           12.12%             12.70%           13.79%          14.71%
8.50%                                     10.76%           12.88%             13.49%           14.66%          15.63%
9.00%                                     11.39%           13.64%             14.29%           15.52%          16.54%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

         IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

         Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.




Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities
Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes And Tender Option Bonds Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes And Tender Option Bonds Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch ibca, inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


tennessee municipal cash trust

Institutional Shares
Institutional Service Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PROSPECTUS

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal by investing in a portfolio of high-quality Virginia tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 31, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the Fund Invests?  5
What are the Specific Risks of Investing in the Fund?  6
What Do Shares Cost?  7
How is the Fund Sold?  7
How to Purchase Shares  8
How to Redeem Shares  9
Account and Share Information  12
Who Manages the Fund?  13
Financial Information  13


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Virginia Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Virginia tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Virginia Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 2.60%, 3.49%, 3.07%, 3.21%, 3.02%. and 2.83%.


Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.90% (quarter ended June 30, 1995). Its lowest quarterly return was 0.55% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD          FUND
1 Year                   2.83%
5 Years                  3.12%
Start of Performance 1   3.01%

1 The Former Fund's Institutional Service Shares start of performance date was September 16, 1993.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 4.02%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

VIRGINIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.


SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                       None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.19%
Total Annual Fund
Operating Expenses 4                                                                  0.84%
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund
Expenses                                                                              0.20%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                              0.64%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending October 31, 2000.
3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder service provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver)
is expected to be 0.15% for the fiscal year ending October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Institutional Service Shares were 0.84% and 0.64%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year       $     86
3 Years      $    268
5 Years      $    466
10 Years     $  1,037


What are the Fund's Investment Strategies?

The Fund invests its assets in a portfolio of high-quality Virginia tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest from which is exempt from federal regular and Virginia state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Virginia income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Virginia issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


VIRGINIA SECTOR RISKS

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to funds that invest in multiple states. Virginia's economy is strongly tied to government and defense-related industries and was adversely impacted by federal government downsizing. However, to counter the government and defense declines, the Commonwealth has actively and successfully pursued economic diversification; focusing particularly on high technology, trade and tourism.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Virginia taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information


FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                          1999              1998              1997              1996              1995
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00             $1.00             $1.00             $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03              0.03              0.03              0.03              0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)            (0.03)            (0.03)            (0.03)            (0.03)
NET ASSET VALUE, END OF PERIOD                $1.00             $1.00             $1.00             $1.00             $1.00
TOTAL RETURN 1                                 2.75%             3.11%             3.17%             3.14%             3.46%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.84%             0.85%             0.86%             0.89%             0.91%
Net investment income 2                        2.51%             2.85%             2.89%             2.80%             3.06%
Expenses (after waivers)                       0.64%             0.64%             0.63%             0.59%             0.59%
Net investment income (after waivers)          2.71%             3.06%             3.12%             3.10%             3.38%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $245,710          $247,149          $198,838          $177,575          $127,083

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.


[Graphic]
Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

PROSPECTUS

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.


[Graphic]
Federated
Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N245

3080501A-SS (1/00)

[Graphic]




PROSPECTUS

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal by investing in a portfolio of high-quality Virginia tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

JANUARY 31, 2000


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the Fund Invests?  5
What are the Specific Risks of Investing in the Fund?  6
What Do Shares Cost?  7
How is the Fund Sold?  7
How to Purchase Shares  8
How to Redeem Shares  9
Account and Share Information  11
Who Manages the Fund?  12
Financial Information  13


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Virginia Municipal Cash Trust (Fund) is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high-quality Virginia tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value (NAV), it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Virginia Municipal Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 2.73%, 3.59%, 3.17%, 3.36%, 3.18%. and 2.98%.


Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.57% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD          FUND
1 Year                   2.98%
5 Years                  3.26%
Start of Performance 1   3.14%

1 The Former Fund's Institutional Shares start of performance date was September 16, 1993.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999, was 4.17%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

VIRGINIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                       None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.19%
Total Annual Fund
Operating Expenses 4                                                                  0.84%
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
October 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2000.
 Total Waivers of Fund
Expenses                                                                              0.35%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                              0.49%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending October 31, 2000.
3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Shares (after the anticipated voluntary waiver) is expected to be
0.00% for the fiscal year ending October 31, 2000.
4 For the fiscal year ended October 31, 1999, prior to the reorganization of  the
Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses
and Total Actual Annual Fund Operating Expenses (after waivers) for the Former
Fund's Institutional Shares were 0.84% and 0.49%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as estimated in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year       $     86
3 Years      $    268
5 Years      $    466
10 Years     $  1,037


What are the Fund's Investment Strategies?

The Fund invests its assets in a portfolio of high-quality Virginia tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest from which is exempt from federal regular and Virginia state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal and Virginia income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Virginia issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


VIRGINIA SECTOR RISKS

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to funds that invest in multiple states. Virginia's economy is strongly tied to government and defense-related industries and was adversely impacted by federal government downsizing. However, to counter the government and defense declines, the Commonwealth has actively and successfully pursued economic diversification; focusing particularly on high technology, trade and tourism.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Virginia taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED OCTOBER 31                         1999             1998             1997             1996             1995
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00            $1.00            $1.00            $1.00            $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03             0.03             0.03             0.03             0.04
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)           (0.03)           (0.03)           (0.03)           (0.04)
NET ASSET VALUE, END OF PERIOD               $1.00            $1.00            $1.00            $1.00            $1.00
TOTAL RETURN 1                                2.90%            3.26%            3.31%            3.24%            3.56%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                    0.84%            0.85%            0.85%            0.89%            0.91%
Net investment income 2                       2.52%            2.87%            2.90%            2.79%            3.08%
Expenses (after waivers)                      0.49%            0.49%            0.49%            0.49%            0.49%
Net investment income (after waivers)         2.87%            3.23%            3.26%            3.19%            3.50%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $34,562          $24,559          $24,382          $26,302          $22,642

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.


[Graphic]
Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

PROSPECTUS

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual Report and Semi-Annual Report to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.


[Graphic]
Federated
Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N252

3080501A-IS (1/00)

[Graphic]




Statement of Additional Information



VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Money Market Obligations Trust


Institutional Shares
institutional Service Shares




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Virginia Municipal Cash Trust
(Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.







january 31, 2000






                  Contents
                  How is the Fund Organized?
                  Securities in Which the Fund Invests
                  What do Shares Cost?
                  How is the Fund Sold?
                  Subaccounting Services
                  Redemption in Kind
                  Massachusetts Partnership Law
                  Account and Share Information
                  Tax Information
                  Who Manages and Provides Services to the Fund?
                  How Does the Fund Measure Performance?
                  Who is Federated Investors, Inc.?
                  Financial Information
                  Investment Ratings
                  Addresses


Cusip 60934N252
Cusip 60934N245


3080501B (1/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on August 30, 1993, will be reorganized as a portfolio of the Trust on February 1, 2000.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS



The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.




SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Tax Exempt Securities
     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


              Private Activity Bonds
              Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

              The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.


         Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions



     Inter-fund Borrowing and Lending Arrangements
     The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Asset Coverage


In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.


     U.S. Treasury Securities
     U.S. Treasury securities are direct obligations of the federal government of the United States.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.




     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Investment Ratings
Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Fundamental INVESTMENT Objective and Policy
The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax.

This investment objective and policy may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).


Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.




Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Bear Stearns Securities Corp., Brooklyn, NY, owned approximately 16,806,593 shares (30.06%); Comfort & Co., Newport News, VA, owned approximately 9,384,190 shares (16.78%); EAMCO, Riggs Bank NA, Washington, DC, owned approximately 7,295,934 shares (13.05%); and VATCO, The Trust Company of Virginia, Richmond, VA, owned approximately 6,688,399 shares (11.96%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Scott & Stringfellow Inc., Richmond, VA, owned approximately 53,321,770 shares (21.77%); First Union Securities Inc., Charlotte, NC, owned approximately 42,480, 865 shares (17.34%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


state TAXes
Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.




------------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate           Total Compensation
Address                         Principal Occupations                                       Compensation        From Trust and Fund
Position With Trust             for Past Five Years                                         From Fund           Complex

John F. Donahue*#+              Chief  Executive  Officer and  Director or Trustee of the          $0   $0 for the Trust and 43
Birth Date: July 28, 1924       Federated Fund Complex;  Chairman and Trustee,  Federated               other investment
Federated Investors Tower       Investment  Management  Company;  Chairman and  Director,               companies in the Fund
1001 Liberty Avenue             Federated  Investment  Counseling  and  Federated  Global               Complex
Pittsburgh, PA                  Investment   Management   Corp.;    Chairman,    Passport
CHAIRMAN AND TRUSTEE            Research, Ltd.

Thomas G. Bigley                Director  or  Trustee  of  the Federated   Fund  Complex;     $228.73   $116,760.63 for the
Birth Date: February 3, 1934    Director,  Member  of  Executive  Committee,   Children's               Trust
15 Old Timber Trail             Hospital  of  Pittsburgh;  Director,  Robroy  Industries,               and 43 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer  storage equipment);               companies  in the Fund
TRUSTEE                         formerly:  Senior Partner,  Ernst & Young LLP;  Director,               Complex
                                MED 3000 Group,  Inc.  (physician  practice  management);
                                Director,  Member of Executive  Committee,  University of
                                Pittsburgh.

John T. Conroy, Jr.             Director  or  Trustee  of  the  Federated  Fund  Complex;     $251.64   $128,455.37 for the Trust
Birth Date: June 23, 1937       President,   Investment  Properties  Corporation;  Senior               and 43 other investment
Grubb & Ellis/Investment        Vice  President,   John R. Wood  and  Associates,   Inc.,               companies in the Fund
Properties Corporation          Realtors;  Partner  or Trustee  in  private  real  estate               Complex
3201 Tamiami Trail North        ventures  in  Southwest  Florida;  formerly:   President,
Naples, FL                      Naples Property  Management,  Inc. and Northgate  Village
TRUSTEE                         Development Corporation.

Nicholas P. Constantakis++      Director  or  Trustee  of  the  Federated  Fund  Complex;          $0   $73,191.21 for the
Birth Date: September 3, 1939   Director,   Michael   Baker   Corporation   (engineering,               Trust and
175 Woodshire Drive             construction,   operations   and   technical   services);               37 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.                               companies
TRUSTEE                                                                                                 in the Fund Complex

John F. Cunningham              Director  or  Trustee  of  some  of  the  Federated  Fund     $174.37   $93,190.48 for the
Birth Date: March 5, 1943       Complex;   Chairman,   President   and  Chief   Executive               Trust and 37
353 El Brillo Way               Officer,  Cunningham  &  Co.,  Inc.  (strategic  business               other investment
Palm Beach, FL                  consulting);    Trustee   Associate,    Boston   College;               companies in the Fund
TRUSTEE                         Director,    Iperia    Corp    (communications/software);               Complex
                                formerly:   Director,   Redgate  Communications  and  EMC
                                Corporation (computer storage systems).

                                Previous  Positions:  Chairman  of the  Board  and  Chief
                                Executive  Officer,  Computer Consoles,  Inc.;  President
                                and   Chief   Operating   Officer,   Wang   Laboratories;
                                Director,   First  National  Bank  of  Boston;  Director,
                                Apollo Computer, Inc.

J. Christopher Donahue+         President or Executive  Vice  President of the  Federated          $0   $0 for the Trust and 30
Birth Date: April 11, 1949      Fund  Complex;  Director  or Trustee of some of the Funds               other investment
Federated Investors Tower       in  the   Federated   Fund  Complex;   President,   Chief               companies in the Fund
1001 Liberty Avenue             Executive  Officer  and  Director,  Federated  Investors,               Complex
Pittsburgh, PA                  Inc.;   President  and  Trustee,   Federated   Investment
PRESIDENT AND TRUSTEE           Management Company and Federated  Investment  Counseling;
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.

Lawrence D. Ellis, M.D.*        Director  or  Trustee  of  the  Federated  Fund  Complex;     $228.73   $116,760.63 for the Trust
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh;  Medical               and 43 other investment
3471 Fifth Avenue               Director,  University  of  Pittsburgh  Medical  Center  -               companies in the Fund
Suite 1111                      Downtown;   Hematologist,   Oncologist   and   Internist,               Complex
Pittsburgh, PA                  University  of   Pittsburgh   Medical   Center;   Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Peter E. Madden                 Director  or  Trustee  of  the  Federated  Fund  Complex;     $209.05   $109,153.60 for the Trust
Birth Date: March 16, 1942      formerly:  Representative,  Commonwealth of Massachusetts               and 43 other investment
One Royal Palm Way              General  Court;  President,  State  Street Bank and Trust               companies in the Fund
100 Royal Palm Way              Company and State Street Corporation.                                   Complex
Palm Beach, FL
TRUSTEE                         Previous   Positions:   Director,   VISA   USA  and  VISA
                                International;   Chairman  and  Director,   Massachusetts
                                Bankers   Association;    Director,    Depository   Trust
                                Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director  or  Trustee  of  some  of  the  Federated  Fund     $180.43   $102,573.91 for the
Birth Date: April 10, 1945      Complex;  Executive  Vice  President,  Legal and External               Trust and 40
80 South Road                   Affairs,    Dugan   Valva   Contess,   Inc.   (marketing,               other investment
Westhampton Beach, NY           communications,   technology  and  consulting);  formerly               companies in the Fund
TRUSTEE                         Management Consultant.                                                  Complex

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

John E. Murray, Jr., J.D.,      Director  or  Trustee  of  the Federated   Fund  Complex;     $246.20   $128,455.37 for the
S.J.D.#                         President,    Law   Professor,    Duquesne    University;               Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray;  Director,  Michael               and 43 other investment
President, Duquesne University  Baker Corp.  (engineering,  construction,  operations and               companies in the Fund
Pittsburgh, PA                  technical services).                                                    Complex
TRUSTEE
                                Previous   Positions:   Dean   and   Professor   of  Law,
                                University  of   Pittsburgh   School  of  Law;  Dean  and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director  or  Trustee  of  the  Federated  Fund  Complex;     $228.73   $116,760.63 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                         Trust
4905 Bayard Street                                                                                      and 43 other investment
Pittsburgh, PA                  Previous  Positions:   National  Spokesperson,   Aluminum               companies in the Fund
TRUSTEE                         Company of America; television producer; business owner.                Complex

John S. Walsh                   Director  or  Trustee  of  some  of  the  Federated  Fund     $174.37   $94,536.85 for the
Birth Date: November 28, 1957   Complex;   President  and  Director,   Heat  Wagon,  Inc.               Trust and 39
2007 Sherwood Drive             (manufacturer   of   construction   temporary   heaters);               other investment
Valparaiso, IN                  President  and  Director,  Manufacturers  Products,  Inc.               companies in the Fund
TRUSTEE                         (distributor   of   portable    construction    heaters);               Complex
                                President,   Portable   Heater   Parts,   a  division  of
                                Manufacturers  Products,  Inc.; Director,  Walsh & Kelly,
                                Inc.   (heavy   highway   contractor);   formerly:   Vice
                                President, Walsh & Kelly, Inc.

Edward C. Gonzales              Trustee  or   Director  of  some  of  the  Funds  in  the          $0  $0 for the Trust and 42
 Birth Date: October 22, 1930   Federated   Fund  Complex;   President,   Executive  Vice              other investment
Federated Investors Tower       President  and  Treasurer  of  some of the  Funds  in the              company in the
1001 Liberty Avenue             Federated   Fund  Complex;   Vice   Chairman,   Federated              Fund Complex
Pittsburgh, PA                  Investors,  Inc.;  Vice President,  Federated  Investment
EXECUTIVE VICE PRESIDENT        Management  Company,   Federated  Investment  Counseling,
                                Federated   Global   Investment   Management   Corp.  and
                                Passport  Research,  Ltd.;  Executive  Vice President and
                                Director,  Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive  Vice  President and Secretary of the Federated          $0   $0 for the Trust and 43
Birth Date: October 26, 1938    Fund Complex;  Executive Vice President,  Secretary,  and               other investment
Federated Investors Tower       Director,  Federated Investors,  Inc.; Trustee, Federated               companies in the Fund
1001 Liberty Avenue             Investment  Management  Company and Federated  Investment               Complex
Pittsburgh, PA                  Counseling;   Director,   Federated   Global   Investment
EXECUTIVE VICE PRESIDENT AND    Management   Corp.,   Federated   Services   Company  and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated  Fund Complex;  Vice President          $0   $0 for the Trust and 43
Birth Date: June 17, 1954       -   Funds   Financial   Services   Division,    Federated               other investment
Federated Investors Tower       Investors,  Inc.; formerly:  various management positions               companies in the Fund
1001 Liberty Avenue             within  Funds  Financial  Services  Division of Federated               Complex
Pittsburgh, PA                  Investors, Inc.
TREASURER

Richard B. Fisher               President  or Vice  President of some of the Funds in the          $0   $0 for the Trust and 41
Birth Date: May 17, 1923        Federated  Fund  Complex;  Director or Trustee of some of               other investment
Federated Investors Tower       the Funds in the Federated  Fund Complex;  Executive Vice               companies in the Fund
1001 Liberty Avenue             President,   Federated  Investors,   Inc.;  Chairman  and               Complex
Pittsburgh, PA                  Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III          Chief  Investment  Officer of this Fund and various other          $0   $0 for the Trust and 42
Birth Date: March 3, 1949       Funds  in the  Federated  Fund  Complex;  Executive  Vice               other investment
Federated Investors Tower       President,  Federated  Investment  Counseling,  Federated               companies in the Fund
1001 Liberty Avenue             Global Investment Management Corp.,  Federated Investment               Complex
Pittsburgh, PA                  Management   Company   and   Passport   Research,   Ltd.;
CHIEF INVESTMENT OFFICER        Registered  Representative,  Federated  Securities Corp.;
                                Portfolio Manager, Federated Administrative
                                Services; Vice President, Federated Investors,
                                Inc.; formerly: Executive Vice President and
                                Senior Vice President, Federated Investment
                                Counseling Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company and
                                Passport Research, Ltd.

Deborah A. Cunningham           Deborah A.  Cunningham  is Vice  President  of the Trust.          $0   $0 for the Trust and 6
Birth Date: September 15, 1959  Ms.  Cunningham  joined  Federated in 1981 and has been a               other investment
Federated Investors Tower       Senior  Portfolio  Manager and a Senior Vice President of               companies in the Fund
1001 Liberty Avenue             the Funds' Adviser since 1997. Ms.  Cunningham  served as               Complex
Pittsburgh, PA                  a Portfolio  Manager and a Vice  President of the Adviser
VICE PRESIDENT                  from 1993 through 1996. Ms. Cun-
                                ningham is a Chartered  Financial  Analyst  and  received
                                her M.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                  Mary  Jo  Ochson  is Vice  President  of the  Trust.  Ms.          $0   $0 for the Trust and 7
Birth Date: September 12, 1953  Ochson  joined  Federated  in 1982  and has been a Senior               other investment
Federated Investors Tower       Portfolio  Manager  and a Senior  Vice  President  of the               companies in the Fund
1001 Liberty Avenue             Funds'  Adviser since 1996.  From 1988 through 1995,  Ms.               Complex
Pittsburgh, PA                  Ochson   served  as  a  Portfolio   Manager  and  a  Vice
VICE PRESIDENT                  President  of  the  Funds'  Adviser.   Ms.  Ochson  is  a
                                Chartered  Financial  Analyst and received her M.B.A.  in
                                Finance from the University of Pittsburgh.



* An asterisk denotes Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Nicholas P. Constantakis became a member of the Board on October 1, 1999. He did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUND FOR SERVICES



For the Year Ended October 31                                1999                         1998                   1997
Advisory Fee Earned                                    $1,157,907                   $1,032,025               $881,787
Advisory Fee Reduction                                   $280,826                      284,795                246,296
Brokerage Commissions                                          $0                            0                      0
Administrative Fee                                       $218,266                      194,556                166,299
Shareholder Services Fee
   Institutional Shares                                   $83,622                            0                     --
   Institutional Service Shares                          $639,676                      331,239                     --



Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended October 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the seven-day period ended October 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.





                               7-Day Period             1 Year         5 Years       Start of Performance on
                                                                                     September 16, 1993
Institutional Shares
Total Return                                              2.90%          3.25%                  3.13%
Yield                                  3.05%
Effective Yield                        3.10%
Tax-Equivalent Yield                   5.57%





                               7-Day Period             1 Year         5 Years       Start of Performance on
                                                                                     September 16, 1993
Institutional Service
Shares
Total Return                                              2.75%          3.12%                  3.00%
Yield                                  2.90%
Effective Yield                        2.94%
Tax-Equivalent Yield                   5.30%

-----------------------------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.





Taxable Yield Equivalent for 2000 - STATE OF VIRGINIA

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               20.750%          33.750%            36.750%            41.750%      45.2350%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450   $161,451-288,350  Over 288,350
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600   $132,601-288,350  Over 288,350
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.26%            1.51%              1.58%            1.72%           1.83%
1.50%                                      1.89%            2.26%              2.37%            2.58%           2.74%
2.00%                                      2.52%            3.02%              3.16%            3.43%           3.66%
2.50%                                      3.15%            3.77%              3.95%            4.29%           4.57%
3.00%                                      3.79%            4.53%              4.74%            5.15%           5.49%
3.50%                                      4.42%            5.28%              5.53%            6.01%           6.40%
4.00%                                      5.05%            6.04%              6.32%            6.87%           7.32%
4.50%                                      5.68%            6.79%              7.11%            7.73%           8.23%
5.00%                                      6.31%            7.55%              7.91%            8.58%           9.15%
5.50%                                      6.94%            8.30%              8.70%            9.44%          10.06%
6.00%                                      7.57%            9.06%              9.49%           10.30%          10.98%
6.50%                                      8.20%            9.81%             10.28%           11.16%          11.89%
7.00%                                      8.83%           10.57%             11.07%           12.02%          12.81%
7.50%                                      9.46%           11.32%             11.86%           12.88%          13.72%
8.00%                                     10.09%           12.08%             12.65%           13.73%          14.64%
8.50%                                     10.73%           12.83%             13.44%           14.59%          15.55%
9.00%                                     11.36%           13.58%             14.23%           15.45%          16.47%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999 Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion and $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.






FINANCIAL INFORMATION





The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service, Short-Term Municipal Obligation Ratings


Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, Inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES


virginia Municipal cash trust

Institutional Shares
Institutional Service Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PROSPECTUS

Money Market Management

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which the
Fund Invests?                                             4
What are the Specific Risks of Investing in the Fund?     5
What do Shares Cost?                                      6
How is the Fund Sold?                                     7
How to Purchase Shares                                    7
How to Redeem and Exchange Shares                         9
Account and Share Information                            11
Who Manages the Fund?                                    11
Last Meeting of Shareholders                             12
Financial Information                                    12

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short- term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Shares of Money Market Management, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the
Fund.      The graphic presentation displayed here consists of a bar chart representing the annual total returns of Money Market Management as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 8%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 7.65%, 5.43%, 2.86%, 2.19%, 3.31%, 5.13%, 4.56%, 4.69%, 4.64% and
4.23% respectively.     Historically, the Former Fund has maintained a constant
$1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares were sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.89% (quarter ended June 30, 1990). Its lowest quarterly return was 0.53% (quarter ended June 30, 1993).

Average Annual Total Return

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                              Fund
1 Year                                                       4.23%
5 Years                                                      4.65%
10 Years                                                     4.46%

The Former Fund's 7-Day Net Yield as of December 31, 1999 was 4.59%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential
returns.     What are the Fund's Fees and Expenses?

MONEY MARKET MANAGEMENT

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price
or redemption proceeds, as applicable)        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price).     None
Redemption Fee (as a percentage of amount redeemed, if applicable)
                                                             None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.50%
Distribution (12b-1)
Fee                                                                      None
Shareholder Services
Fee/3/                                                                   0.25%
Other
Expenses
0.54%
Total Annual Fund Operating
Expenses/4/                                                              1.29%


1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending December 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending December 31, 2000.


  Total Waivers of Fund
Expenses                                                                  0.18%
  Total Actual Annual Fund Operating Expenses (after
waivers)                                                                  1.11%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.45% for the fiscal year ending December 31, 2000.

3 The shareholder services provider expects to voluntarily reduce its fee. The shareholder services provider can terminate this voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be 0.12% for the fiscal year ending December 31, 2000.

4 For the fiscal year ended December 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses were 1.29% and 1.11%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers and reductions as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year                                                      $    131
3 Years                                                      $    409
5 Years                                                      $    708
10 Years                                                     $  1,556

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).
  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of
unfavorable changes.      What are the Principal Securities in Which the Fund
Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper,
notes or pass through certificates.      Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  Repurchase agreements are subject to credit risks.

Investment Ratings

The securities in which the Fund invests will be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk
by purchasing short-term securities.      SECTOR RISKS     A substantial portion
of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which
generally affect these entities.      What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

  An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

  A CDSC will be imposed only in certain instances in which the Fund Shares being redeemed were acquired in exchange for Class F Shares of certain Federated Funds. (See "Exchange Privileges"). If Fund Shares were acquired in exchange for Class F Shares of certain Federated Funds, a redemption of Fund Shares within four years of the initial Class F Share purchase will be subject to a CDSC of 1%.

You will not be charged a CDSC when redeeming Shares:

 . purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount;

 . that you exchanged into the same class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments;

 . if, after you purchase Shares, you become disabled as defined by the IRS;

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 . if your redemption is a required retirement plan distribution; or

 . upon the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 . Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors with temporary cash balances and investors with cash reserves, or to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from the Class F Shares of certain Federated Funds. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY DIRECT DEPOSIT

You may complete an application with Federated Shareholder Services Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with Federated Shareholder Services Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the Class F Shares of certain Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

 Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration;

 . amount to be redeemed or exchanged;

 . signatures of all shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days;

 . a redemption is payable to someone other than the shareholder(s) of record;
  or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;

 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Class F Shares of certain Federated Funds. To do this, you must:

 . ensure that the account registrations are identical;

 . meet any minimum initial investment requirements; and

 . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which total approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make
Federated Funds available to their customers.      ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets                          Advisory Fees as
                              Percentage of Average
                                Daily Net Assets
First $500 million                                   0.500 of 1%
Second $500 million                                  0.475 of 1%
Third $500 million                                   0.450 of 1%
Fourth $500 million                                  0.425 of 1%
Over $2 billion                                      0.400 of 1%

Last Meeting of Shareholders

A Special Meeting for the shareholders of the Former Fund was held on November 30, 1999. On September 21, 1999, the record date for shareholders voting at the meeting, there were 78,873,312 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

1. Election of Trustees:



                                       Against     Abstentions and Broker       Withheld Authority
Names                           For                Non-Votes                    To Vote
John F.  Cunningham          48,904,275                                              1,398,805
Charles F.  Mansfield, Jr.   48,904,787                                              1,398,293
John S. Walsh                48,893,775                                              1,409,305


2. To approve an amendment to, and a restatement of, the Former Fund's Articles of Incorporation to permit the Board to liquidate assets of the Former Fund, its series or classes, and distribute the proceeds of such assets to holders of such shares representing such interests, without seeking shareholder approval to the extent permitted under Maryland law.

For                     Against           Abstain           Broker Non-Votes

41,914,728             2,858,617         2,062,426          3,467,309

3. To approve a proposed Agreement and Plan of Reorganization between the Former Fund and Money Market Obligations Trust, on behalf of its series, Money Market Management (the "New Fund"), whereby the New Fund would acquire all of the assets of the Former Fund in exchange for shares of the New Fund to be distributed pro rata by the Former Fund to its shareholders in complete liquidation and termination of the Former Fund.

For                     Against           Abstain           Broker Non-Votes
42,598,173             2,021,292         2,216,306                 3,467,309

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Former Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Former Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended December 31                         1998            1997            1996            1995
1994
Net Asset Value, Beginning of Period          $  1.00         $  1.00         $  1.00        $   1.00         $1.00
Income From Investment Operations:
Net investment income                            0.05            0.05            0.05            0.05          0.03
Less Distributions:
Distributions from net investment income        (0.05)          (0.05)          (0.05)          (0.05)        (0.03)
Net Asset Value, End of Period                $  1.00         $  1.00         $  1.00        $   1.00         $1.00
Total Return/1/                                  4.64%           4.69%           4.56%           5.13%        3.31%

Ratios to Average Net Assets:
Expenses                                         1.11%           1.10%           1.06%           1.08%        1.14%
Net investment income                            4.54%           4.58%           4.46%           4.99%        3.27%
Expenses waiver/reimbursement/2/                 0.18%           0.15%           0.13%           0.15%        0.00%
Supplemental Data:
Net assets, end of period (000 omitted)       $83,460         $81,309         $87,381        $101,390    $114,588

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Former Fund's Prospectus, dated February 28, 1999.

NOTES

[LOGO OF FEDERATED]

Money Market Management

A Portfolio of Money Market Obligations Trust

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's SAI and Semi- Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your
investment professional or the Fund at 1-800-341-7400.      You can obtain
information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO OF FEDERATED AND ADDRESS]

Investment Company Act File No. 811-2430

Cusip 60934N211

8012811A (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (c) Federated Investors, Inc.



STATEMENT OF ADDITIONAL INFORMATION

Money Market Management

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money

Market Management (Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.


JANUARY 31, 2000



                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Exchanging Securities for Shares
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Addresses




Cusip 60934N211

80128113 (1/00)



How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established under the laws of the State of Maryland on October 30, 1973. The Fund was reorganized as a Massachusetts business trust on June 29, 1982, and then re-established as a Maryland corporation under Articles of Incorporation dated August 19, 1992. The Fund will be reorganized as a portfolio of the Trust on February 1, 2000. The Fund's investment adviser is Federated Investment Management Company (Adviser).


Securities in Which the Fund Invests


The Fund's principal securities are described in the prospectus. Additional securities, and further details regarding the principal securities, are set forth below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the types of fixed income securities in which the Fund may invest.


U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments


Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Insurance Contracts


Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.


Credit Enhancement


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


INVESTMENT RATINGS


A nationally recognized statistical ratings organization's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's, Prime-1, or Prime-2 by Moody's Investors Services (Moody's), or F-1 (+ or -) or F-2 (+ or -) by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized statistical ratings organization can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical ratings organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE


The Fund's investment objective is to achieve current income consistent with stability of principal. The investment objective may not be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS


Diversification


With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


Borrowing Money and Issuing Senior Securities


The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940. Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Lending


The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute concentration.

The above limitations cannot be changed by the Board unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets


The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Investing in Restricted Securities

The Fund may invest in securities subject to restrictions or resale under Federal securities laws.


For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What do Shares Cost?

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.


All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of January 12, 2000, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.





Name
Total
Birth Date                                                                                 Aggregate
Compensation
Address                               Principal Occupations                                Compensation
From Trust and
Position With Trust                   for Past Five Years                                  From Fund
Fund Complex
John F. Donahue*#+                    Chief Executive Officer and Director or                        $0
$0 for the
Birth Date: July 28, 1924             Trustee of the Federated Fund Complex;
Trust and 43
Federated Investors Tower             Chairman and Trustee, Federated Investment
other investment
1001 Liberty Avenue                   Management Company; Chairman and Director,
companies in the
Pittsburgh, PA                        Federated Investors, Inc., Federated
Fund Complex
CHAIRMAN AND TRUSTEE                  Investment Counseling and Federated Global
                                      Investment Management Corp.; Chairman,
                                      Passport Research, Ltd.

Thomas G. Bigley                      Director or Trustee of the Federated Fund               $1,050.59
$116,760.63 for
Birth Date: February 3, 1934          Complex; Director, Member of Executive
the Trust
15 Old Timber Trail                   Committee, Children's Hospital of
and 43 other
Pittsburgh, PA                        Pittsburgh; Director, Robroy Industries,
investment
TRUSTEE                               Inc. (coated steel conduits/computer
companies  in
                                      storage equipment); formerly: Senior
the Fund Complex
                                      Partner, Ernst & Young LLP; Director, MED
                                      3000 Group, Inc. (physician practice
                                      management); Director, Member of Executive
                                      Committee, University of Pittsburgh.

John T. Conroy, Jr.                   Director or Trustee of the Federated Fund               $1,155.81
$128,455.37 for
Birth Date: June 23, 1937             Complex; President, Investment Properties
the Trust
Grubb & Ellis/Investment              Corporation; Senior Vice President, John
and 43 other
 Properties Corporation               R. Wood and Associates, Inc., Realtors;
investment
3201 Tamiami Trail North              Partner or Trustee in private real estate
companies in the
Naples, FL                            ventures in Southwest Florida; formerly:
Fund Complex
TRUSTEE                               President, Naples Property Management,
                                      Inc. and Northgate Village Development
                                      Corporation.

Nicholas P. Constantakis              Director or Trustee of the Federated Fund               $1,050.59
$73,191.21 for
Birth Date: September 3, 1939         Complex; Director, Michael Baker
the Trust
175 Woodshire Drive                   Corporation (engineering, construction,
and 37 other
Pittsburgh, PA                        operations and technical services);
investment
TRUSTEE                               formerly: Partner, Andersen Worldwide SC.
companies in the

Fund Complex

John F. Cunningham                    Director or Trustee of some of the                      $1,050.59
$93,190.48 for
Birth Date: March 5, 1943             Federated Fund Complex; Chairman,
the Trust
353 El Brillo Way                     President and Chief Executive Officer,
and 37 other
Palm Beach, FL                        Cunningham & Co., Inc. (strategic business
investment
TRUSTEE                               consulting); Trustee Associate, Boston
companies in the
                                      College; Director, Iperia Corp.
Fund Complex
                                      (communications/software); formerly:
                                      Director, Redgate Communications and EMC
                                      Corporation (computer storage systems).
                                      Previous Positions: Chairman of the Board
                                      and Chief Executive Officer, Computer
                                      Consoles, Inc.; President and Chief
                                      Operating Officer, Wang Laboratories;
                                      Director, First National Bank of Boston;
                                      Director, Apollo Computer, Inc.

J. Christopher Donahue+               President or Executive Vice President of                       $0
$0 for the Trust
Birth Date: April 11, 1949            the Federated Fund Complex; Director or
and 30 other
Federated Investors Tower             Trustee of some of the Funds in the
investment
1001 Liberty Avenue                   Federated Fund Complex; President, Chief
companies in the
Pittsburgh, PA                        Executive Officer and Director, Federated
Fund Complex
PRESIDENT AND TRUSTEE                 Investors, Inc.; President and Trustee,
                                      Federated Investment Management Company
                                      and Federated Investment Counseling;
                                      President and Director, Federated Global
                                      Investment Management Corp.; President,
                                      Passport Research, Ltd.; Trustee,
                                      Federated Shareholder Services Company;
                                      Director, Federated Services Company.

Lawrence D. Ellis, M.D.*              Director or Trustee of the Federated Fund               $1,050.59
$116,760.63 for
Birth Date: October 11, 1932          Complex; Professor of Medicine, University
the Trust
3471 Fifth Avenue                     of Pittsburgh; Medical Director,
and 43 other
Suite 1111                            University of Pittsburgh Medical Center -
investment
Pittsburgh, PA                        Downtown; Hematologist, Oncologist and
companies in the
TRUSTEE                               Internist, University of Pittsburgh
Fund Complex
                                      Medical Center; Member, National Board of
                                      Trustees, Leukemia Society of America.

Peter E. Madden                       Director or Trustee of the Federated Fund                 $983.04
$109,153.60 for
Birth Date: March 16, 1942            Complex; formerly: Representative,
the Trust
One Royal Palm Way                    Commonwealth of Massachusetts General
and 43 other
100 Royal Palm Way                    Court; President, State Street Bank and
investment
Palm Beach, FL                        Trust Company and State Street Corporation.
companies in the
TRUSTEE                               Previous Positions: Director, VISA USA and
Fund Complex
                                      VISA International; Chairman and Director,
                                      Massachusetts Bankers Association;
                                      Director, Depository Trust Corporation;
                                      Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.             Director or Trustee of some of the                      $1,103.25
$102,573.91 for
Birth Date: April 10, 1945            Federated Fund Complex; Executive Vice
the Trust
80 South Road                         President, Legal and External Affairs,
and 40 other
Westhampton Beach, NY                 Dugan Valve Contess, Inc. (marketing,
investment
TRUSTEE                               communications, technology and
companies in the
                                      consulting); formerly Management
Fund Complex
                                      Consultant.

                                      Previous Positions: Chief Executive
                                      Officer, PBTC International Bank; Partner,
                                      Arthur Young & Company (now Ernst & Young
                                      LLP); Chief Financial Officer of Retail
                                      Banking Sector, Chase Manhattan Bank;
                                      Senior Vice President, Marine Midland
                                      Bank; Vice President, Citibank; Assistant
                                      Professor of Banking and Finance, Frank G.
                                      Zarb School of Business, Hofstra
                                      University.

John E. Murray, Jr., J.D., S.J.D.#    Director or Trustee of the Federated Fund               $1,155.81
$128,455.37 for
Birth Date: December 20, 1932         Complex; President, Law Professor,
the Trust
President, Duquesne University        Duquesne University; Consulting Partner,
and 43 other
Pittsburgh, PA                        Mollica & Murray; Director, Michael Baker
investment
TRUSTEE                               Corp. (engineering, construction,
companies in the
                                      operations and technical services).
Fund Complex
                                      Previous Positions: Dean and Professor of
                                      Law, University of Pittsburgh School of
                                      Law; Dean and Professor of Law, Villanova
                                      University School of Law.

Marjorie P. Smuts                     Director or Trustee of the Federated Fund               $1,050.59
$116,760.63 for
Birth Date: June 21, 1935             Complex; Public Relations/Marketing/Conference
the Trust
4905 Bayard Street                    Planning. Previous Positions: National
and 43 other
Pittsburgh, PA                        Spokesperson, Aluminum Company of America;
investment
TRUSTEE                               television producer; business owner.
companies in the

Fund Complex

John S. Walsh                         Director or Trustee of some of the                      $1,050.59
$94,536.85 for
Birth Date: November 28, 1957         Federated Fund Complex; President and
the Trust
2007 Sherwood Drive                   Director, Heat Wagon, Inc. (manufacturer
and 39 other
Valparaiso, IN                        of construction temporary heaters);
investment
TRUSTEE                               President and Director, Manufacturers
companies in the
                                      Products, Inc. (distributor of portable
Fund Complex
                                      construction heaters); President, Portable
                                      Heater Parts, a division of Manufacturers
                                      Products, Inc.; Director, Walsh & Kelly,
                                      Inc. (heavy highway contractor); formerly:
                                      Vice President, Walsh & Kelly, Inc.

Edward C. Gonzales                    Trustee or Director of some of the Funds                       $0
$0 for the
Birth Date: October 22, 1930          in the Federated Fund Complex; President,
Trust and 42
Federated Investors Tower             Executive Vice President and Treasurer of
other investment
1001 Liberty Avenue                   some of the Funds in the Federated Fund
company in the
Pittsburgh, PA                        Complex; Vice Chairman, Federated
Fund Complex
EXECUTIVE VICE PRESIDENT              Investors, Inc.; Vice President, Federated
                                      Investment Management Company, Federated
                                      Investment Counseling, Federated Global
                                      Investment Management Corp. and Passport
                                      Research, Ltd.; Executive Vice President
                                      and Director, Federated Securities Corp.;
                                      Trustee, Federated Shareholder Services
                                      Company.

John W. McGonigle                     Executive Vice President and Secretary of                      $0
$0 for the
Birth Date: October 26, 1938          the Federated Fund Complex; Executive Vice
Trust and 43
Federated Investors Tower             President, Secretary and Director,
other investment
1001 Liberty Avenue                   Federated Investors, Inc.; Trustee,
companies in the
Pittsburgh, PA                        Federated Investment Management Company
Fund Complex
EXECUTIVE VICE PRESIDENT AND          and Federated Investment Counseling;
SECRETARY                             Director, Federated Global Investment
                                      Management Corp., Federated Services
                                      Company and Federated Securities Corp.

Richard J. Thomas                     Treasurer of the Federated Fund Complex;                       $0
$0 for the
Birth Date: June 17, 1954             Vice President - Funds Financial Services
Trust and 43
Federated Investors Tower             Division, Federated Investors, Inc.;
other investment
1001 Liberty Avenue                   formerly: various management positions
companies in the
Pittsburgh, PA                        within Funds Financial Services Division
Fund Complex
TREASURER                             of Federated Investors, Inc.

Richard B. Fisher                     President or Vice President of some of the                     $0
$0 for the
Birth Date: May 17, 1923              Funds in the Federated Fund Complex;
Trust and 41
Federated Investors Tower             Director or Trustee of some of the Funds
other investment
1001 Liberty Avenue                   in the Federated Fund Complex; Executive
companies in the
Pittsburgh, PA                        Vice President, Federated Investors, Inc.;
Fund Complex
VICE PRESIDENT                        Chairman and Director, Federated
                                      Securities Corp.

William D. Dawson, III                Chief Investment Officer of this Fund and                      $0
$0 for the
Birth Date: March 3, 1949             various other Funds in the Federated Fund
Trust and 42
Federated Investors Tower             Complex; Executive Vice President,
other investment
1001 Liberty Avenue                   Federated Investment Counseling, Federated
companies in the
Pittsburgh, PA                        Global Investment Management Corp.,
Fund Complex
CHIEF INVESTMENT OFFICER              Federated Investment Management Company
                                      and Passport Research, Ltd.; Registered
                                      Representative, Federated Securities
                                      Corp.; Portfolio Manager, Federated
                                      Administrative Services; Vice President,
                                      Federated Investors, Inc.; formerly:
                                      Executive Vice President and Senior Vice
                                      President, Federated Investment Counseling
                                      Institutional Portfolio Management
                                      Services Division; Senior Vice President,
                                      Federated Investment Management Company
                                      and Passport Research, Ltd.

Deborah A. Cunningham                 Deborah A. Cunningham is Vice President of                     $0
$0 for the
Birth Date: September 15, 1959        the Trust.  Ms. Cunningham joined
Trust and 6
Federated Investors Tower             Federated in 1981 and has been a Senior
other investment
1001 Liberty Avenue                   Portfolio Manager and a Senior Vice
companies in the
Pittsburgh, PA                        President of the Fund's Adviser since
Fund Complex
VICE PRESIDENT                        1997. Ms. Cunningham served as a Portfolio
                                      Manager and a Vice President of the Fund's
                                      Adviser from 1993 through 1996. Ms.
                                      Cunningham is a Chartered Financial
                                      Analyst and received her M.B.A. in Finance
                                      from Robert Morris College.

Mary Jo Ochson                        Mary Jo Ochson is Vice President of the                        $0
$0 for the
Birth Date: September 12, 1953        Trust.  Ms. Ochson joined Federated in
Trust and 7
Federated Investors Tower             1982 and has been a Senior Portfolio
other investment
1001 Liberty Avenue                   Manager and a Senior Vice President of the
companies in the
Pittsburgh, PA                        Fund's Adviser since 1996. From 1988
Fund Complex
VICE PRESIDENT                        through 1995, Ms. Ochson served as a
                                      Portfolio Manager and a Vice President of
                                      the Fund's Adviser. Ms. Ochson is a
                                      Chartered Financial Analyst and received
                                      her M.B.A. in Finance from the University
                                      of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Corporation.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual Funds as specified below:



Maximum                         Average Aggregate Daily
Administrative Fee              Net Assets of the Federated Funds
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



For the Year Ended December 31              1999              1998             1997
Advisory Fee Earned                        $413,312          $413,312         $433,191
Advisory Fee Reduction                     $ 42,698          $ 42,698         $ 14,375
Brokerage Commissions                      $      0          $      0         $      0
Administrative Fee                         $125,000          $125,000         $125,002
Shareholder Services Fee                   $ 98,937          $ 98,937              N/A

For the fiscal years ended December 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 1999.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and ten-year periods ended December 31, 1999.

Yield and Effective Yield given for the 7-day period ended December 31, 1999. Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 1999.

                             7-Day Period      1 Year     5 Years     10 Years
Total Return                                   4.23%      4.65%       4.46%
Yield                        4.59%
Effective Yield              4.70%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

 . Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and 115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Former Fund for the fiscal year ended December 31, 1999, are for prior to the Fund's reorganization as a portfolio of the Trust on February 1, 1999.

Addresses


MONEY MARKET MANAGEMENT

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116






PROSPECTUS

Money Market Trust

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which the
Fund Invests?                                             4
What are the Specific Risks of Investing in the Fund?     5
What Do Shares Cost?                                      6
How is the Fund Sold?                                     6
How to Purchase Shares                                    7
How to Redeem Shares                                      8
Account and Share Information                             9
Who Manages the Fund?                                    10

Last Meeting of Shareholders                             11
Financial Information                                    11

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of short- term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Shares of Money Market Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Money Market Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 8.10%, 5.95%, 3.58%, 2.88%, 4.00%, 5.74%, 5.13%, 5.29%, 5.25% and 4.89% respectively.
Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's shares were sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.99% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).


Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                     Fund
1 Year                                               4.89%
5 Years                                              5.26%
10 Years                                             5.07%


The Former Fund's 7-Day Net Yield as of December 31, 1999 was 5.18%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

Money market trust

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption                                 None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)                                          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                             None
Exchange Fee                                                                                                                   None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                                                 0.40%
Distribution (12b-1) Fee                                                                                                       None
Shareholder Services Fee                                                                                                       0.25%
Other Expenses                                                                                                                 0.17%
Total Annual Fund Operating Expenses                                                                                           0.82%
Total Waivers of Fund Expenses (contractual)                                                                                   0.36%
Total Actual Annual Fund Operating Expenses (after waivers)2                                                                   0.46%
------------------------------------------------------------------------------------------------------------------------------------
1  Pursuant to the investment advisory contract, the adviser and shareholder services provider will waive a portion of their fees. Shareholders must approve any change to the contractual waiver.
2  Total Actual Annual Fund Operating Expenses represent the net expenses the
   Fund expects to actually pay for the fiscal year ending July 31, 2000. For the fiscal year ended July 31, 1999, prior to the reorganization of the
   Former Fund as a portfolio of the Trust, the Total Annual Fund Operating
   Expenses and Total Actual Annual Fund Operating Expenses were 0.82% and
   0.46%, respectively.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                     $  47
3 Years                                                    $ 148
5 Years                                                    $ 258
10 Years                                                   $ 579

What are the Fund's Investment Strategies?


The Fund invests primarily in a portfolio of short- term, high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

 Repurchase agreements are subject to credit risks.


Investment Ratings

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?



CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS


Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and


 .  Submit your purchase order to the investment professional before 3:00 p.m.
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:
 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:
 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:
 .  your redemption will be sent to an address other than the address of record;
 .  your redemption will be sent to an address of record that was changed within the last 30 days; or
 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws, and extraordinary expenses exceed 0.45% of its average daily net assets.


Last Meeting of Shareholders

A Special Meeting for the shareholders of the Former Fund was held on November 17, 1999. On October 15, 1999, the record date for shareholders voting at the meeting, there were 388,186,446 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:


AGENDA ITEM 1
Election of Trustees:

                                                                                          Abstentions             Withheld
                                                                                          and Broker              Authority
Names                                                For                Against           Non-Votes               To Vote
John F. Cunningham                                   273,622,230                                                   158,322
J. Christopher Donahue                               273,519,174                                                   261,378
Charles F. Mansfield, Jr.                            273,622,230                                                   158,322
John S. Walsh                                        273,580,818                                                   199,734


AGENDA ITEM 2
To approve amendments to, and a restatement of, the Former Fund's Declaration of
Trust:

  a. To approve an amendment and restatement of the Former Fund's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Former Fund to another trust or corporation.

For                      Against             Abstain              Broker Non-Votes
273,343,321              113,260             288,222              35,749


  b. To amend and restate the Former Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Former Fund, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

For                      Against             Abstain                Broker Non-Votes
271,713,104              1,690,667           341,032                35,749


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Former Fund and Money Market Obligations Trust, on behalf of its series, Money Market Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Former Fund in exchange for shares of the New Fund to be distributed pro rata by the Former Fund to its shareholders in complete liquidation and termination of the Former Fund.

For                      Against             Abstain               Broker Non-Votes
272,685,601              566,074             520,128               35,749

Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Former Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Former Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31                                 1999             1998              1997             1996              1995
Net Asset Value, Beginning of Period             $   1.00         $   1.00          $   1.00         $   1.00          $   1.00
Income From Investment Operations:
Net investment income                                0.05             0.05              0.05             0.05              0.05
Less Distributions:
Distributions from net investment income            (0.05)           (0.05)            (0.05)           (0.05)            (0.05)
Net Asset Value, End ofPeriod                    $   1.00         $   1.00          $   1.00         $   1.00          $   1.00
Total Return1                                        4.88%            5.35%             5.19%            5.31%             5.42%

Ratios to Average Net Assets:
Expenses                                             0.46%            0.46%             0.46%            0.46%             0.46%
Net investment income                                4.81%            5.24%             5.09%            5.22%             5.32%
Supplemental Data:
Net assets, end of period (000 omitted)          $380,400         $412,104          $464,012         $513,687          $507,272


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


Further information about the Fund's performance is contained in the Former Fund's Prospectus, dated September 30, 1999.


[LOGO of Federated World-Class Investment Manager]

Money Market Trust

A Portfolio of Money Market Obligations Trust

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Former Fund's SAI, Annual and SemiAnnual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, SemiAnnual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[LOGO of Federated]
Money Market Trust
Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950
Cusip 60934N229
8083102A (1/00)


Federated is a registered mark of Federated Investors, Inc.
2000 \c\Federated Investors, Inc.         [Recycled LOGO]




STATEMENT OF ADDITIONAL INFORMATION


MONEY MARKET TRUST

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money Market Trust (Fund), dated January 31, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

JANUARY 31, 2000

Contents
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Addresses

Cusip 60934N229
8083102B (1/00)





How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on July 24, 1978, will be reorganized as a portfolio of the Trust on February 1, 2000. The Fund's investment adviser is Federated Investment Management Company (Adviser).


Securities in Which the Fund Invests

SECURITIES DESCRIPTIONS AND TECHNIQUES

The Fund's principal securities are described in the prospectus. Additional securities, and further details regarding the principal securities, are set forth below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


Commercial paper investments will be limited to commercial paper rated A-1 by Standard & Poor's (S&P), Prime-1 by Moody's Investors Services (Moody's) or F-1 by Fitch ICBA, Inc. (Fitch).


Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


The Fund will not invest in instruments issued by banks or savings and loans unless (a) at the time of investment they have capital, surplus and undivided profits in excess of $100 million (as of the date of their most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (FDIC) or Federal Saving and Loan Insurance Corporation (FSLIC).


Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;
 . the principal trading market for its securities is in another country; or

  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.




Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.



INVESTMENT RATINGS


The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1 by S&P, MIG-1 by Moody's, or F-1+ or F-1 by Fitch are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.


Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks


Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The investment objective of the Fund may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities


The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.


Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration


The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute concentration.

The above limitations cannot be changed by the Board unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets


The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind


Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.


Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Fiduciary Trust Company International, New York, NY, owned approximately 88,965,100 shares (22.16%); The Brotherhood BK & Trust Company, Kansas City, KS, owned approximately 35,458,973 shares (8.83%); and Davidson Trust Company, Great Falls, MT, owned approximately 26,223,370 shares (6.53%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 7, 2000, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Shares.




Name
Birth Date                                                                    Aggregate             Total
Compensation
Address                        Principal Occupations                            Compensation          From Trust
and
Position With Trust            for Past Five Years                              From Fund             Fund
Complex
------------------------       --------------------------------------------     --------------------
----------------------------
John F. Donahue*#+             Chief Executive Officer and Director                        $       0  $0 for the
Trust and 43other
Birth Date: July 28, 1924      or Trustee of the Federated Fund                                       investment
companies in the
Federated Investors Tower      Complex; Chairman and Trustee,                                         Fund Complex
1001 Liberty Avenue            Federated Investment Management
Pittsburgh, PA                 Company; Chairman and Director,
CHAIRMAN AND TRUSTEE           Federated Investors, Inc., Federated
                               Investment Counseling and Federated
                               Global Investment Management Corp.;
                               Chairman, Passport Research, Ltd.

Thomas G. Bigley               Director or Trustee of the Federated                        $1,266.12  $116,760.63
for the Trust and
Birth Date: February 3, 1934   Fund Complex; Director, Member of                                      43 other
investment companies
15 Old Timber  Trail           Executive Committee, Children's                                        in the Fund
Complex
Pittsburgh, PA                 Hospital of Pittsburgh; Director,
TRUSTEE                        Robroy Industries, Inc. (coated
                               steel conduits/computer storage
                               equipment); formerly: Senior
                               Partner, Ernst & Young LLP;
                               Director, MED 3000 Group, Inc.
                               (physician practice management);
                               Director, Member of Executive
                               Committee, University of Pittsburgh.

John T. Conroy, Jr.            Director or Trustee of the Federated                        $1,392.96  $128,455.37
for the Trustand
Birth Date: June 23, 1937      Fund Complex; President, Investment                                    43 other
investment
Grubb & Ellis/Investment       Properties Corporation; Senior Vice                                    companies
in the Fund Complex
 Properties Corporation        President, John R. Wood and
 3201 Tamiami Trail North      Associates, Inc., Realtors; Partner
 Naples, FL                    or Trustee in private real estate
TRUSTEE                        ventures in Southwest Florida;
                               formerly: President, Naples Property
                               Management, Inc. and Northgate
                               Village Development Corporation.

Nicholas P.  Constantakis      Director or Trustee of the Federated Fund Complex;       $1,266.12  $73,191.21 for
the Trust and 37
Birth Date: September 3, 1939  Director, Michael Baker Corporation (engineering,                   other
investment companies in the
175 Woodshire Drive            construction, operations and technical services);                   Fund Complex
Pittsburgh, PA                 formerly: Partner, Andersen Worldwide SC.
TRUSTEE

John F. Cunningham             Director or Trustee of some of the Federated Fund        $  639.50  $93,190.48 for
the Trust and 37
Birth Date: March 5, 1943      Complex; Chairman, President and Chief Executive                    other
investment companies in the
353 El Brillo Way              Officer, Cunningham & Co., Inc. (strategic business                 Fund Complex
Palm Beach, FL                 consulting); Trustee Associate, Boston College;
TRUSTEE                        Director, Iperia Corp. (communications/software);
                               formerly: Director, Redgate Communications and EMC
                               Corporation (computer storage systems).
                               Previous Positions: Chairman of the Board and Chief
                               Executive Officer, Computer Consoles, Inc.; President
                               and Chief Operating Officer, Wang Laboratories;
                               Director, First National Bank of Boston; Director,
                               Apollo Computer, Inc.

J. Christopher  Donahue+       President or Executive Vice President of the Federated   $       0  $0 for the
Trust and 30 other
Birth Date: April 11, 1949     Fund Complex; Director or Trustee of some of the Funds              investment
companies in the Fund
Federated Investors Tower      in the Federated Fund Complex; President, Chief                     Complex
1001 Liberty Avenue            Executive Officer and Director, Federated Investors,
Pittsburgh,  PA                Inc.; President and Trustee, Federated Investment
PRESIDENT AND TRUSTEE          Management Company and Federated Investment
                               Counseling; President and Director, Federated
                               Global Investment Management Corp.; President,
                               Passport Research, Ltd.; Trustee, Federated
                               Shareholder Services Company; Director, Federated
                               Services Company.

Lawrence D. Ellis, M.D.*       Director or Trustee of the Federated Fund Complex;       $1,266.12  $116,760.63
for the Trustand 43
Birth Date: October 11, 1932   Professor of Medicine, University of Pittsburgh;                    other
investment companies in the
3471 Fifth Avenue Suite 1111   Medical Director, University of Pittsburgh Medical                  Fund Complex
Pittsburgh,  PA                Center - Downtown; Hematologist, Oncologist and
TRUSTEE                        Internist, University of Pittsburgh Medical Center;
                               Member, National Board of Trustees, Leukemia Society
                               of America.

Peter E. Madden                Director or Trustee of the Federated Fund Complex;       $1,124.92  $109,153.60
for the Trustand 43
Birth Date: March 16, 1942     formerly: Representative, Commonwealth of                           other
investment companies in the
One Royal Palm Way             Massachusetts General Court; President, State Street                Fund Complex
100 Royal Palm Way             Bank and Trust Company and State Street Corporation.
Palm Beach, FL                 Previous Positions: Director, VISA USA and VISA
TRUSTEE                        International; Chairman and Director, Massachusetts
                               Bankers Association; Director, Depository Trust
                               Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.      Director or Trustee of some of the Federated Fund        $  639.50  $102,573.91
for the Trustand 40
Birth Date: April 10,  1945    Complex; Executive Vice President, Legal and External               other
investment companies in the
80 South  Road                 Affairs, Dugan Valve Contess, Inc. (marketing,                      Fund Complex
Westhampton Beach, NY          communications, technology and consulting); formerly
TRUSTEE                        Management Consultant.
                               Previous Positions: Chief Executive Officer, PBTC
                               International Bank; Partner, Arthur Young &
                               Company (now Ernst & Young LLP); Chief Financial
                               Officer of Retail Banking Sector, Chase Manhattan
                               Bank; Senior Vice President, Marine Midland Bank;
                               Vice President, Citibank; Assistant Professor of
                               Banking and Finance, Frank G. Zarb School of
                               Business, Hofstra University.

John E. Murray, Jr., J.D.,     Director or Trustee of the Federated Fund Complex;       $1,330.19  $128,455.37
for the Trust and 43
 S.J.D.#                       President, Law Professor, Duquesne University;                      other
investment companies in the
Birth Date: December 20,  1932 Consulting Partner, Mollica & Murray; Director,                     Fund Complex
President, Duquesne University Michael Baker Corp. (engineering, construction,
Pittsburgh, PA                 operations and technical services).
TRUSTEE                        Previous Positions: Dean and Professor of Law,
                               University of Pittsburgh School of Law; Dean and
                               Professor of Law, Villanova University School of
                               Law.

Marjorie P. Smuts              Director or Trustee of the Federated Fund Complex;       $1,266.12  $116,760.63
for the Trust and 43
Birth Date: June 21, 1935      Public Relations/Marketing/Conference Planning.                     other
investment companies in the
4905 Bayard Street             Previous Positions: National Spokesperson, Aluminum                 Fund Complex
Pittsburgh,  PA                Company of America; television producer; business
TRUSTEE                        owner.

John S. Walsh                  Director or Trustee of some of the Federated Fund        $  639.50  $94,536.85 for
the Trustand 39
Birth Date: November 28, 1957  Complex; President and Director, Heat Wagon, Inc.                   other
investment companies in the
2007 Sherwood Drive            (manufacturer of construction temporary heaters);                   Fund Complex
Valparaiso, IN                 President and Director, Manufacturers Products, Inc.
TRUSTEE                        (distributor of portable construction heaters);
                               President, Portable Heater Parts, a division of
                               Manufacturers Products, Inc.; Director, Walsh & Kelly,
                               Inc. (heavy highway contractor); formerly: Vice
                               President, Walsh & Kelly, Inc.

Edward C. Gonzales             Trustee or Director of some of the Funds in the          $       0  $0 for the
Trust and 42 other
Birth Date: October 22, 1930   Federated Fund Complex; President, Executive Vice                   investment
company in the Fund
Federated Investors  Tower     President and Treasurer of some of the Funds in the                 Complex
1001 Liberty  Avenue           Federated Fund Complex; Vice Chairman, Federated
Pittsburgh,  PA                Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT       Management Company, Federated Investment Counseling,
                               Federated Global Investment Management Corp. and
                               Passport Research, Ltd.; Executive Vice President and
                               Director, Federated Securities Corp.; Trustee,
                               Federated Shareholder Services Company.


John W. McGonigle              Executive Vice President and Secretary of the            $       0  $0 for the
Trust and 43 other
Birth Date: October 26, 1938   Federated Fund Complex; Executive Vice President,                   investment
companies in the Fund
Federated Investors  Tower     Secretary and Director, Federated Investors, Inc.;                  Complex
1001 Liberty  Avenue           Trustee, Federated Investment Management Company and
Pittsburgh,  PA                Federated Investment Counseling; Director, Federated
EXECUTIVE VICE                 Global Investment Management Corp., Federated Services
PRESIDENT AND SECRETARY        Company and Federated Securities Corp.

Richard J. Thomas              Treasurer of the Federated Fund Complex; Vice            $       0  $0 for the
Trust and 43 other
Birth  Date: June 17,  1954    President -Funds Financial Services Division,                       investment
companies in the Fund
Federated Investors Tower      Federated Investors, Inc.; formerly: various                        Complex
1001 Liberty Avenue            management positions within Funds Financial Services
Pittsburgh,  PA                Division of Federated Investors, Inc.
TREASURER

Richard B. Fisher              President or Vice President of some of the Funds in      $       0  $0 for the
Trust and 41 other
Birth Date: May 17, 1923       the Federated Fund Complex; Director or Trustee of                  investment
companies in the Fund
Federated Investors  Tower     some of the Funds in the Federated Fund Complex;                    Complex
1001 Liberty  Avenue           Executive Vice President, Federated Investors, Inc.;
Pittsburgh, PA                 Chairman and Director, Federated Securities Corp.
VICE PRESIDENT

William D. Dawson, III         Chief Investment Officer of this Fund and various        $       0  $0 for the
Trust and 42 other
Birth Date: March 3, 1949      other Funds in the Federated Fund Complex; Executive                investment
companies in the Fund
Federated Investors Tower      Vice President, Federated Investment Counseling,                    Complex
1001 Liberty  Avenue           Federated Global Investment Management Corp.,
Pittsburgh, PA                 Federated Investment Management Company and Passport
CHIEF INVESTMENT OFFICER       Research, Ltd.; Registered Representative, Federated
                               Securities Corp.; Portfolio Manager, Federated
                               Administrative Services; Vice President,
                               Federated Investors, Inc.; formerly: Executive
                               Vice President and Senior Vice President,
                               Federated Investment Counseling Institutional
                               Portfolio Management Services Division; Senior
                               Vice President, Federated Investment Management
                               Company and Passport Research, Ltd.

Deborah A. Cunningham          Deborah A. Cunningham is Vice President of the Trust.    $       0  $0 for the
Trust and 6 other
Birth Date: September 15, 1959 Ms. Cunningham joined Federated in 1981 and has been a              investment
companies in the Fund
Federated Investors Tower      Senior Portfolio Manager and a Senior Vice President                Complex
1001 Liberty Avenue            of the Fund's Adviser since 1997. Ms. Cunningham
Pittsburgh, PA                 served as a Portfolio Manager and a Vice President of
VICE PRESIDENT                 the Fund's Adviser from 1993 through 1996. Ms.
                               Cunningham is a Chartered Financial Analyst and
                               received her M.B.A. in Finance from Robert Morris
                               College.

Mary Jo Ochson                 Mary Jo Ochson is Vice President of the Trust.  Ms.      $       0  $0 for the
Trust and 7 other
Birth Date:                    Ochson joined Federated in 1982 and has been a Senior               investment
companies in the Fund
 September 12,  1953           Portfolio Manager and a Senior Vice President of the                Complex
Federated Investors Tower      Fund's Adviser since 1996. From 1988 through 1995, Ms.
1001 Liberty Avenue            Ochson served as a Portfolio Manager and a Vice
Pittsburgh, PA                 President of the Fund's Adviser. Ms. Ochson is a
VICE PRESIDENT                 Chartered Financial Analyst and received her M.B.A. in
                               Finance from the University of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.




ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee    Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                   on the first $250 million
0.125 of 1%                   on the next $250 million
0.100 of 1%                   on the next $250 million
0.075 of 1%                   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT public accountants

The independent public accountants for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES


For the Year Ended July 31,       1999        1998        1997
Advisory Fee Earned            $1,762,698  $1,715,287  $2,020,387
Advisory Fee Reduction         $  706,475  $  599,001  $  662,649
Administrative Fee             $  332,269  $  323,485  $  381,501
Shareholder Services Fee       $  220,337          --          --


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

For the fiscal years ended July 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended July 31, 1999.

Yield and Effective Yield are given for the 7-day period ended July 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.



                      7-Day Period   1 Year   5 Year   10 Years
                      -------------  -------  -------  ---------
Money Market Trust
--------------------
 Total Return                   --     4.88%    5.23%      5.22%
 Yield                        4.72%      --       --         --
 Effective Yield              4.84%      --       --         --

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund use in advertising may include:

 .    Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 .    IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 .    Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

 .    Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and 115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Former Fund for the fiscal year ended July 31, 1999 are for prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.



Addresses

Money Market Trust

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116



PROSPECTUS

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust


A money market mutual fund seeking to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal by investing in a portfolio of short-term, high-quality tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                    9
Who Manages the Fund?                                           10
Last Meeting of Shareholders                                    11
Financial Information                                           11
Independent Auditors' Report                                    27


NOT FDIC INSURED
MAY LOSE VALUE
NOT BANK GUARANTEE


JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of short-term, high- quality tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest income from the Fund's investments may be subject to federal alternative minimum tax for individuals and corporations
(AMT). The Fund's dollar-weighted average portfolio maturity will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Tax Free Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.69%, 4.32%, 2.75%, 2.14%, 2.57%, 3.57%, 3.14%, 3.33%, 3.18% and 3.00% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.43% (quarter ended December 31, 1990). Its lowest quarterly return was 0.49% (quarter ended March 31, 1994).



Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period
1 Year                                                       3.00%
5 Years                                                      3.24%
10 Years                                                     3.36%


The Fund's 7-Day Net Yield as of December 31, 1999 was 4.23%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


The Bar Chart and Performance Table reflect historical performance data for Federated Tax-Free Trust before its reorganization as a portfolio of Money Market Obligations Trust on November 1, 1999.

What are the Fund's Fees and Expenses?

FEDERATED TAX-FREE TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                       None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/1/
0.40%
Distribution (12b-1)
Fee                                                                                                  None
Shareholder Services
Fee/2/                                                                                               0.25%
Other
Expenses
0.13%
Total Annual Fund Operating Expenses (before
waivers)                                                                     0.78%
Total Waiver of Fund Expenses
(contractual)                                                                               0.33%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                               0.45%
----------------------------------------------------------------------------------------------------------------------------------
1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the
  Fund (after the contractual waiver) was 0.27% for the fiscal year ended November 30, 1999. Shareholders must approve any change to
  the contractual waiver.
2 The shareholder services fee has been reduced. The shareholder services fee paid by the Fund (after the reduction) was 0.05% for
  the fiscal year ended November 30, 1999.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Calendar Period                                          Fund
1 Year                                                   $  46
3 Years                                                  $ 144
5 Years                                                  $ 252
10 Years                                                 $ 567

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have an average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

  Temporary investments will be of comparable quality to other securities in which the Fund invests.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

 The following describes the types of tax exempt securities in which the Fund may invest.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing
higher quality securities.     Many fixed income securities receive credit
ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, politicalor other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's
agreement or materials describing this service.     BY AUTOMATED CLEARINGHOUSE
(ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or
 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:
 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or
 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


Last Meeting of Shareholders

A Special Meeting for the Shareholders of the Former Fund was held on September 23, 1999. On July 26, 1999, the record date for shareholders voting at the meeting, there were 512,607,500 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:


AGENDA ITEM 1
Election of Trustees:

Names                                                       For             Against         Abstentions
Withheld
                                                                                            and Broker
Authority
                                                                                            Non-Votes
to Vote
John F. Cunningham
407,334,026                                               361,258
J. Christopher Donahue
407,334,026                                               361,258
Charles F. Mansfield, Jr.
407,334,026                                               361,258
John S. Walsh
407,334,026                                               361,258


AGENDA ITEM 2
To approve amendments to and a restatement of, the Former Fund's Declaration of
Trust:
  (a) To require approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Former Fund to another trust or corporation.

For                            Against            Abstain            Broker Non-Votes
405,489,215                     2,177,148         28,921                          0


(b) To permit the Board to liquidate assets of the Former Fund without seeking shareholder approval.

For                          Against              Abstain            Broker Non-Votes
216,527,294                  189,422,094          1,745,896                        0


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Former Fund and Money Market Obligations Trust, on behalf of its series, Federated Tax-Free Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Former Fund in exchange for shares of the New Fund to be distributed pro rata by the Former Fund to its shareholders in complete liquidation and termination of the Former Fund.

For                           Against             Abstain            Broker Non-Votes
403,928,531                   1,920,442           1,846,311                       0


Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                             1999             1998             1997
1996             1995
Net Asset Value, Beginning of Period              $   1.00         $   1.00        $   1.00          $
1.00         $   1.00
Income from Investment Operations:
Net investment income                                 0.03             0.03            0.03
0.03             0.04
Less Distributions:
Distributions from net investment income             (0.03)           (0.03)          (0.03)
(0.03)           (0.04)
Net Asset Value, End of Period                    $   1.00         $   1.00        $   1.00          $
1.00         $   1.00
Total Return1                                         2.95%            3.21%           3.31%
3.18%            3.57%

Ratios to Average Net Assets:
Expenses                                              0.45%            0.45%           0.45%
0.45%            0.45%
Net investment income                                 2.90%            3.17%           3.25%
3.12%            3.51%
Supplemental Data:
Net assets, end of period (000 omitted)           $527,071         $517,887        $635,519
$747,785         $807,369
1    Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
     See Notes which are an integral part of the Financial Statements
     Portfolio of Investments


Portfolio of Investments

NOVEMBER 30, 1999

Principal
Value
Amount
                   SHORT-TERM MUNICIPALS--99.4%/1/
                   Alabama--1.0%
$   5,215,000      Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union Foundry Co.)/(Amsouth
Bank                 $    5,215,000
                   N.A., Birmingham LOC)

----------------------------------------------------------------------------------------------------------------
                   Alaska--3.6%
   10,000,000      Alaska State Housing Finance Corp., MERLOTs (Series 1999D) Weekly VRDNs (First
Union                  10,000,000
                   National Bank, Charlotte, N.C. LIQ)
    7,200,000      Alaska State Housing Finance Corp., Variable Rate Certificates (Series 1997A)
Weekly                   7,200,000
                   VRDNs (Bank of America, N.A. LIQ)
    1,935,000      Anchorage, AK, (Series A), 4.25% Bonds (FGIC INS),
4/1/2000                                            1,939,680

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 19,139,680

----------------------------------------------------------------------------------------------------------------
                   Arizona--0.4%
    2,000,000      Maricopa County, AZ School District No. 28 Kyrene Elementary, Second Series
Bonds                      1,958,643
                   (FGIC INS), 7/1/2000

----------------------------------------------------------------------------------------------------------------
                   Colorado--0.4%
    2,340,000      Loveland, CO, IDR (Series 1993S), 4.10% TOBs (Safeway, Inc.)/(Bankers Trust Co.,
New                   2,340,000
                   York LOC), Mandatory Tender 12/1/1999

----------------------------------------------------------------------------------------------------------------
                   Connecticut--1.0%
    5,000,000  /2/ Connecticut State HFA, Variable Rate Certificates (Series 1998S), 3.70% TOBs (Bank
of                  5,000,000
                   America, N.A. LIQ), Optional Tender 8/17/2000

----------------------------------------------------------------------------------------------------------------
                   Delaware--0.5%
    2,650,000      Delaware Transportation Authority, 5.25% Bonds (AMBAC INS),
7/1/2000                                   2,675,506

----------------------------------------------------------------------------------------------------------------
                   District Of Columbia--1.4%
    7,190,000      District of Columbia, Variable Rate Demand/Fixed Rate Revenue Bonds (Series
1997)                      7,190,000
                   Weekly VRDNs (Children's Defense Fund)/(Allfirst LOC)

----------------------------------------------------------------------------------------------------------------
                   Florida--9.3%
    1,395,000      ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series 1998-8 Weekly
VRDNs                      1,395,000
                   (Dade County, FL Water & Sewer System)/(FGIC INS)/(ABN AMRO
    Bank N.V., Amsterdam LIQ) 9,825,000 ABN AMRO MuniTOPS Certificates Trust
    (Florida Non-AMT) Series 1998-9 Weekly
VRDNs                      9,825,000
                   (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V.,
                   Amsterdam LIQ)
    5,000,000 /2/ ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series
1999-11, (Series 5,000,000
                   1999-11), 3.85% TOBs (Tampa Bay Water Utility System,
                   FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional
                   Tender 3/8/2000
    3,850,000      Florida Housing Finance Corp., MERLOTs (Series 1998 B) Weekly VRDNs (MBIA
Insurance                    3,850,000
                   Corp. INS)/(First Union National Bank, Charlotte, N.C. LIQ)
$  20,000,000      Florida State Board of Education Capital Outlay, SGA (Series 1997-67) Daily
VRDNs                 $   20,000,000
                   (Societe Generale, Paris LIQ)
      590,000      Highlands County, FL Health Facilities, Variable Rate Demand Revenue
Bonds                               590,000
                   (Series1996A) Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida
                   LOC)
    6,115,000      Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs
(GNMA                    6,115,000
                   COL)/(Bank of America, N.A. LIQ)
    2,495,000      Tampa Bay Water Utility System, FL, (PA-576) Weekly VRDNs (FGIC INS)/(Merrill
Lynch                    2,495,000
                   Capital Services, Inc. LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 49,270,000

----------------------------------------------------------------------------------------------------------------
                   Georgia--3.0%
    5,000,000  /2/ Bibb County, GA, PT-199, 3.30% TOBs (Georgia State GTD)/(Bayerische Hypotheken-
und                    5,000,000
                   Vereinsbank AG LIQ), Optional Tender 5/11/2000
    5,725,000      Burke County, GA Development Authority, PCRB's (Series 1998A), 3.50% CP
(Oglethorpe                    5,725,000
                   Power Corp. Vogtle Project)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory
                   Tender 1/25/2000
    5,000,000      Metropolitan Atlanta Rapid Transit Authority, Floater Certificates (Series
1998-59)                    5,000,000
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley, Dean Witter Municipal
                   Funding, Inc. LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 15,725,000

----------------------------------------------------------------------------------------------------------------
                   Illinois--7.5%
   10,000,000      ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-14 Weekly
VRDNs                 10,000,000
                   (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., AmsterdamLIQ)
   10,000,000      Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB)
Weekly                     10,000,000
                   VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ)
    4,500,000 /2/ Chicago, IL Public Building Commission, PT-155, 3.90% TOBs
    (Chicago, IL Board
of                       4,500,000
                   Education)/(MBIA Insurance Corp. INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ),
                   Optional Tender 10/12/2000
    4,995,000  /2/ Chicago, IL, Variable Rate Certificates (Series 1998M), 3.70% TOBs (FGIC INS)/(Bank
of                 4,995,000
                   America, N.A. LIQ), Optional Tender 7/13/2000
    9,910,000      Metropolitan Pier & Exposition Authority, IL, (1998 FR/RI-A69) Daily VRDNs
(McCormick                  9,910,000
                   Place)/(FGIC INS)/(Bank of New York, New York LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 39,405,000

----------------------------------------------------------------------------------------------------------------
                   Louisiana--0.7%
    3,610,000      Louisiana PFA, Advance Funding Notes (Series 1999), 4.25% TRANs (East Baton
Rouge                      3,623,062
                   Parish, LA), 10/24/2000

----------------------------------------------------------------------------------------------------------------
                   Maryland--5.7%
    4,895,000      Maryland Health & Higher Educational Facilities Authority, 6.75% Bonds (Francis
Scott                  5,088,011
                   Key Medical Center)/(United States Treasury PRF), 7/1/2000
$   3,115,000      Maryland Health & Higher Educational Facilities Authority, Facility Authority
Revenue             $    3,115,000
                   Bonds (Series 1998) Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst LOC)
    7,525,000      Maryland Health & Higher Educational Facilities Authority, Variable Rate Demand/
Fixed                 7,525,000
                   Rate Revenue Bonds Weekly VRDNs (Capitol College)/(Allfirst LOC)
   10,900,000      Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial
Convention                                10,900,000
                   Facility)/(Chase Manhattan Bank N.A., New York LOC)
    3,595,000      Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue
Ltd.                          3,595,000
                   Partnership)/(Allfirst LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 30,223,011

----------------------------------------------------------------------------------------------------------------
                   Massachusetts--0.6%
    2,900,000      Palmer, MA, 7.70% Bonds (United States Treasury PRF),
10/1/2000                                        3,040,813

----------------------------------------------------------------------------------------------------------------
                   Michigan--1.5%
    3,700,000      ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) Series 1998-11
WeeklyVRDNs                     3,700,000
                   (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V.,
    Amsterdam LIQ) 4,000,000 ABN AMRO MuniTOPS Certificates Trust (Michigan
    Non-AMT) Series 1998-13 Weekly
VRDNs                    4,000,000
                   (Michigan State Trunk Line)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank N.V., Amsterdam
                   LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  7,700,000

----------------------------------------------------------------------------------------------------------------
                   Minnesota--6.0%
    3,000,000      ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) Series 1998-6 Weekly
VRDNs                    3,000,000
                   (Minneapolis/St. Paul, MN Airport Commission)/(AMBAC INS)/(ABN AMRO Bank N.V.,
                   Amsterdam LIQ)
    5,000,000      Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square Real Estate,
Inc.)/                         5,000,000
                   (Norwest Bank Minnesota, N.A. LOC)
    2,500,000      Minnesota State HFA, (Series 1991A) PT-235 Weekly VRDNs (Commerzbank AG, Frankfurt
LIQ)                2,500,000
   12,000,000      Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
Foundation)                           12,000,000
    9,000,000      Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
Foundation)                            9,000,000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 31,500,000

----------------------------------------------------------------------------------------------------------------
                   Mississippi--1.3%
    7,000,000      Jackson County, MS Port Facility , 3.85% TOBs (Chevron U.S.A., Inc.), Mandatory
Tender                 7,000,000
                   5/1/2000

----------------------------------------------------------------------------------------------------------------
                   Missouri--1.5%
    3,115,000      Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly
VRDNs                       3,115,000
                   (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)
    4,950,000  /2/ Missouri State HEFA, PT-191, 3.25% TOBs (Health Midwest)/(MBIA Insurance
Corp.                         4,950,000
                   INS)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 5/11/2000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  8,065,000

----------------------------------------------------------------------------------------------------------------
                   Multi State--6.1%
$   6,499,820      ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle National
Bank,                $    6,499,820
                   Chicago LIQ)/(Lasalle National Bank, Chicago LOC)
   11,792,000      Clipper Tax-Exempt Trust (Non-AMT Multistate), (Series A) Weekly VRDNs (State
Street                  11,792,000
                   Bank and Trust Co. LIQ)
   13,782,040      Equity Trust I, (1996 Series) Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank
AG                  13,782,040
                   LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 32,073,860

----------------------------------------------------------------------------------------------------------------
                   New York--4.3%
    8,695,000      Long Island Power Authority, (PA-420) Weekly VRDNs (MBIA Insurance Corp.
INS)/                         8,695,000
                   (Merrill Lynch Capital Services, Inc. LIQ)
    4,000,000      Nassau County, NY, (Series 1999C), 4.25% RANs (Bank of New York, New York
LOC),                        4,007,282
                   3/15/2000
    5,000,000  /2/ New York City, NY Transitional Finance Authority, 1999 Trust Receipts FR/RI-A46,
3.90%                 5,000,000
                   TOBs (Bank of New York, New York LIQ), Optional Tender 1/26/2000
    5,000,000  /2/ New York City, NY Transitional Finance Authority, 1999 Trust Receipts FR/RI-A47,
3.85%                 5,000,000
                   TOBs (Bank of New York, New York LIQ), Optional Tender 2/23/2000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 22,702,282

----------------------------------------------------------------------------------------------------------------
                   North Carolina--4.9%
   20,000,000      Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser
Co.)                                  20,000,000
    6,000,000      North Carolina State, Floater Certificates (Series 1998-38) Weekly VRDNs
(Morgan                       6,000,000
                   Stanley, Dean Witter Municipal Funding, Inc. LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 26,000,000

----------------------------------------------------------------------------------------------------------------
                   Ohio--1.6%
    3,300,000      Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/
(Harris                  3,300,000
                   Trust & Savings Bank, Chicago LIQ)
    3,700,000      Montgomery County, OH, (Series 1998B), 3.65% CP (Miami (OH) Valley
Hospital),                          3,700,000
                   Mandatory Tender 1/28/2000
    1,500,000      South-Western City School District, OH, 3.00% BANs (AMBAC INS),
12/1/1999                              1,500,000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  8,500,000

----------------------------------------------------------------------------------------------------------------
                   Oklahoma--1.1%
    2,440,000      Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Muskogee Mall
Limited                       2,440,000
                   Partnership)/(Bank of America, N.A. LOC)
    3,310,000      Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Warmack Muskogee
Ltd.                       3,310,000
                   Partnership)/(Bank of America, N.A. LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  5,750,000

----------------------------------------------------------------------------------------------------------------
                   Pennsylvania--6.3%
    3,400,000      Dauphin County, PA General Authority, (Education and Health Loan Program, Series
1997)                 3,400,000
                   Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank N.A., New York
LIQ) $ 2,500,000 Easton Area School District, PA, (Series 1997) Weekly VRDNs
(FGIC INS)/(FGIC $ 2,500,000
                   Securities Purchase, Inc. LIQ)
   20,000,000      Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
System)/(Mellon                   20,000,000
                   Bank NA, Pittsburgh LOC)
    7,500,000      Pennsylvania State University, PT-242 Weekly VRDNs (Bayerische
Hypotheken-und                          7,500,000
                   Vereinsbank AG LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 33,400,000

----------------------------------------------------------------------------------------------------------------
                   South Carolina--2.8%
    2,000,000      Florence County, SC Public Facility Corp., Law Enforcement Project - Civic
Center,                     2,041,215
                   7.60% Bonds (Florence County, SC Hospital)/(United States Treasury PRF), 3/1/2000(@101)
    5,000,000      South Carolina State Public Service Authority, 3.60% CP (Bank of America, N.A.,
Bank                   5,000,000
                   of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto-Dominion Bank LIQs),
                   Mandatory Tender 12/8/1999
    7,500,000      South Carolina State Public Service Authority, 3.75% CP (Bank of America, N.A.,
Bank                   7,500,000
                   of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto-Dominion Bank LIQs),
                   Mandatory Tender 2/22/2000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 14,541,215

----------------------------------------------------------------------------------------------------------------
                   South Dakota--1.1%
    6,000,000      South Dakota Housing Development Authority, (Series 1999 C), 3.20% BANs,
4/7/2000                      6,000,000

----------------------------------------------------------------------------------------------------------------
                   Texas--15.3%
    5,360,000      ABN AMRO MuniTOPS Certificates Trust (Multi-State Non-AMT) Series 1998-26 Weekly
VRDNs                 5,360,000
                   (Grapevine-Colleyville, TX Independent School District)/(Texas Permanent School Fund
                   Guarantee Program GTD)/(ABN AMRO Bank N.V., AmsterdamLIQ)
    3,528,000      ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-24 Weekly
VRDNs                  3,528,000
                   (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee
                   Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)
   10,890,000      Aldine, TX Independent School District, (Series 1997) SGB-30 Weekly VRDNs
(Texas                      10,890,000
                   Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)
    5,000,000  /2/ Conroe, TX Independent School District, PT-1168, 3.65% TOBs (Texas Permanent
School                    5,000,000
                   Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional
                   Tender 7/20/2000
    5,250,000      Gulf Coast, TX Waste Disposal Authority, Pollution Control Revenue Refunding
bonds                     5,250,000
                   (Series 1995) Daily VRDNs (Exxon Corp.)
    5,000,000      Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997B), 3.70% CP
(Memorial                      5,000,000
                   Hospital System)/(MBIA Insurance Corp. INS)/(Chase Bank of Texas LIQ), Mandatory
                   Tender 3/1/2000
    7,100,000      Houston, TX Water & Sewer System, FR/RI (Series 1999A-29) Weekly VRDNs (Bank of
New                    7,100,000
                   York, New York LIQ)/(United States Treasury PRF) $ 2,080,000
Houston, TX, Series C, 5.50% Bonds, 4/1/2000 $ 2,095,907
    6,560,000 /2/ McKinney, TX Independent School District, (PT-1180), 3.85%
TOBs (Texas Permanent 6,560,000
                   School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ),
                   Optional Tender 8/24/2000
    4,945,000 /2/ Round Rock Independent School District, TX, (PT-1138), 3.25%
TOBs (Texas Permanent 4,945,000
                   School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ),
                   Optional Tender 12/9/1999
    4,935,000 /2/ San Antonio Independent School District, TX, (PT-1184), 3.80%
TOBs (Texas Permanent 4,935,000
                   School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ),
                   Optional Tender 9/7/2000
    7,000,000      San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997
SG                    7,000,000
                   101) Weekly VRDNs (Societe Generale, Paris LIQ)
    5,500,000      San Antonio, TX Water Authority, Capital Appreciation Bonds Bonds (United
States                       2,314,937
                   Treasury PRF), 42.09% 5/1/2000
    2,050,000      TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996) Weekly
VRDNs                   2,050,000
                   (Bank One, Texas N.A. LOC)
    8,500,000      Texas State, 4.50% TRANs,
8/31/2000                                                                    8,548,783

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 80,577,627

----------------------------------------------------------------------------------------------------------------
                   Virginia--8.1%
   23,910,000      ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) Series 1998-21
WeeklyVRDNs                    23,910,000
                   (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V.,
   Amsterdam LIQ) 12,000,000 Fairfax County, VA IDA, 1998 Trust Receipts
   FR/RI-A35 Weekly VRDNs (Fairfax
Hospital                  12,000,000
                   System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)
    6,570,000      Newport News, VA Redevelopment & Housing Authority, (PA-152) Weekly VRDNs
(Indian                      6,570,000
                   Lakes Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital
                   Services, Inc. LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 42,480,000

----------------------------------------------------------------------------------------------------------------
                   West Virginia--1.8%
    6,530,000      Cabell County Commission, WV, Life Care Facilities Multi-Option Revenue Bonds
(Series                  6,530,000
                   1995) Weekly VRDNs (Foster Foundation)/(Huntington National
    Bank, Columbus, OH LOC) 2,875,000 Oak Hill, WV, (Series 1991A) Weekly VRDNs
    (Fayette Plaza)/(ABN AMRO Bank
N.V.,                         2,875,000
                   Amsterdam LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  9,405,000

----------------------------------------------------------------------------------------------------------------
                   Wisconsin--0.6%
$   3,300,000      Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series
1994)                $    3,300,000
                   Weekly VRDNs (Felician Health Care, Inc.)/(Bank One, N.A. LOC)

----------------------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS (AT AMORTIZED
COST)/3/                                                          $  523,800,699

----------------------------------------------------------------------------------------------------------------

1 The Fund may only invest in securities rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

   Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

   At November 30, 1999, the portfolio securities were rated as follows:

   Tier Rating Percentage Based on Total Market Value (Unaudited)

First Tier               Second Tier
-------------------------------------
100.0%                   0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 1999, these securities amounted to $60,885,000 which represents 11.6% of net assets.

3 Also represents cost for federal tax purposes.
   Note: The categories of investments are shown as a percentage of net assets ($527,070,612) at November 30, 1999.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDR         --Economic Development Revenue
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranty
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDR         --Industrial Development Revenue
IFA         --Industrial Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MBIA        --Municipal Bond Investors Assurance
MERLOTs     --Municipal Exempt Receipts Liquidity Optional Tender Series
PFA         --Public Facility Authority
PRF         --Prerefunded
RANs        --Revenue Anticipation Notes
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

YEAR ENDED NOVEMBER 30, 1999

Assets:
Total investments in securities, at amortized cost and value                                                  $
523,800,699
Cash
412,116
Income
receivable
4,256,790
Receivable for shares
sold                                                                                              3,338
----------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS
528,472,943
----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for shares redeemed                                                              $    12,124
Income distribution payable                                                                1,350,472
Accrued expenses                                                                              39,735
----------------------------------------------------------------------------------------------------------------------------
 TOTAL
LIABILITIES
1,402,331
----------------------------------------------------------------------------------------------------------------------------
Net Assets for 527,061,474 shares outstanding                                                                 $
527,070,612
----------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Paid in capital                                                                                               $
527,053,613
Accumulated net realized loss on
investments                                                                          (48,334)
Undistributed net investment
income                                                                                    65,333
----------------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                             $
527,070,612
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$527,070,612 / 527,061,474 shares
outstanding                                                                           $1.00
----------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements



Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest
$  18,550,666
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fee                                                                           $ 2,212,024
Administrative personnel and services fee                                                            416,967
Custodian fees                                                                                        19,965
Transfer and dividend disbursing agent fees and expenses                                              55,848
Directors'/Trustees' fees                                                                             14,987
Auditing fees                                                                                         14,985
Legal fees                                                                                             9,493
Portfolio accounting fees                                                                             94,119
Shareholder services fee                                                                           1,382,515
Share registration costs                                                                               8,412
Printing and postage                                                                                  18,745
Insurance premiums                                                                                    45,560
Taxes                                                                                                     75
Miscellaneous                                                                                          8,329
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                                    4,302,024
--------------------------------------------------------------------------------------------------------------------------------
Waivers:
Waiver of investment adviser fee                                           $   (698,998)
Waiver of shareholder services fee                                           (1,106,012)
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL WAIVERS                                                                                    (1,805,010)
--------------------------------------------------------------------------------------------------------------------------------
Net
expenses
2,497,014
--------------------------------------------------------------------------------------------------------------------------------
Net investment
income                                                                                                 16,053,652
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain on
investments                                                                                          28,087
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
operations                                                                     $  16,081,739
--------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements




Statement of Changes in Net Assets


Year Ended November 30
1999                     1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                                    $     16,053,652
$     17,911,917
Net realized gain on investments ($48,334) and ($53,876) respectively, as
28,087                   11,456
 computed for federal tax purposes)
-----------------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
16,081,739               17,923,373
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
Distributions from net investment income
(16,053,652)             (17,911,917)
-----------------------------------------------------------------------------------------------------------------------------------
Share Transactions:
Proceeds from sale of shares
1,674,871,084            1,890,281,389
Net asset value of shares issued to shareholders in payment of
1,164,731                1,421,172
 distributionsdeclared
Cost of shares redeemed
(1,666,879,961)          (2,009,346,623)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from share transactions
9,155,854             (117,644,062)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets
9,183,941             (117,632,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period
517,886,671              635,519,277
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                                            $    527,070,612
$    517,886,671
-----------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements





Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Federated Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective November 1, 1999, the Fund became a portfolio of Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholders interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


  At November 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $48,334, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year                               Expiration Amount
2004                                               $ 3,112
2005                                               $14,032
2006                                               $31,190

When-Issued and Delayed Delivery Transactions


The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities


Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand future. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended November 30
1999                    1998
---------------------------------------------------------------------------------------------------------------------------------
Shares sold
1,674,871,084           1,890,281,389
Shares issued to shareholders in payment of distributions declared
1,164,731               1,421,172
Shares redeemed
(1,666,879,961)         (2,009,346,623)
---------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS
9,155,854            (117,644,062)
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average daily net assets of all funds advised by Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended November 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act, and amounted to $822,128,000 and $758,788,624 respectively.


General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Trust (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assuranace about whether the financial statements and financial highlights are free of material mistatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
January 14, 2000



[LOGO of Federated World-Class Investment Manager]


Federated
Tax-Free
Trust

A Portfolio of Money Market Obligations Trust


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO of Federatd]

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-2891

Cusip 60934N666

8010414A (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 \c\Federated Investors, Inc.





STATEMENT OF ADDITIONAL INFORMATION

FEDERATED TAX-FREE TRUST

A Portfolio of Money Market Obligations Trust



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Tax-Free Trust (Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              CONTENTS

                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses
Cusip 60934N666

8010414B (1/00)




How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests


In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

  General Obligation Bonds

  General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


  Special Revenue Bonds

  Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


     Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.




  Municipal Leases

  Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.


  The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
  (COPs). However, the Fund may also invest directly in individual leases.

  Zero Coupon Securities

  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

  Credit Enhancement


  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


SPECIAL TRANSACTIONS

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



  Asset Coverage


  In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities.

  Treasury Securities


  Treasury securities are direct obligations of the federal government of the United States.

  Agency Securities


  Agency securities are issued or guaranteed by a federal agency of other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  Bank Instruments


  Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

  Corporate Debt Securities


  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

  Commercial Paper


  Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS


A highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group (S&P), MIG-1 by Moody's Investors Service (Moody's), or F-1+ or F-1 by Fitch Investors Service, Inc. (Fitch) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. See "Regulatory Compliance."


INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks


Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of an "AAA." - rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks


In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's fundamental investment objective is to provide for its shareholders dividend income exempt from federal regular income taxes while seeking relative stability of principal.

As a fundamental investment policy, under normal market circumstances, at least 80% of the Fund's annual interest income will be exempt from Federal regular income tax.

This investment objective and policy may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS


Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not be deemed to constitute an industry.

The above limitations cannot be changed by the Board unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities


The Fund may invest in securities subject to restriction or resale under the federal securities laws.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Fund's Prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.



In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.



All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Fiduciary Trust Company International, New York, NY, owned approximately 169,273,168 shares (27.97%); and Bova & Company, Charlotte, NC, owned approximately 40,618,259 shares (6.71%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



Tax Information



FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.



-----------------------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                      Aggregate
Total Compensation
Address                           Principal Occupations                                         Compensation
From Trust and Fund
Position With Trust               for Past Five Years                                           From Fund
Complex
--------------------------------  ------------------------------------------------------------  ------------
--------------------
John F. Donahue*#+                Chief Executive Officer and Director or Trustee of the                  $0   $0
for the Trust and
Birth Date: July 28, 1924         Federated Fund Complex; Chairman and Trustee, Federated                      43
Federated Investors Tower         Investment Management Company; Chairman and Director,
other investment
1001 Liberty Avenue               Federated Investors, Inc., Federated Investment Counseling
companies in the
Pittsburgh, PA                    and Federated Global Investment Management Corp.; Chairman,
Fund Complex
CHAIRMAN AND TRUSTEE              Passport Research, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director,     $1,339.50
$116,760.63 for the
Birth Date: February 3, 1934      Member of Executive Committee, Children's Hospital of
Trust
15 Old Timber Trail               Pittsburgh; Director, Robroy Industries, Inc. (coated steel and 43 other
Pittsburgh, PA                    conduits/computer storage equipment); formerly: Senior
investment companies
TRUSTEE                           Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.                   in
the Fund Complex
              (physician practice management); Director, Member of
                 Executive Committee, University of Pittsburgh.
-----------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex; President,    $1,473.64
$128,455.37 for the
Birth Date: June 23, 1937         Investment Properties Corporation; Senior Vice President,
Trust
Grubb & Ellis/Investment          John R. Wood and Associates, Inc., Realtors; Partner or
and 43 other
 Properties Corporation           Trustee in private real estate ventures in Southwest Florida;
investment companies
3201 Tamiami Trail North          formerly: President, Naples Property Management, Inc. and                    in
the Fund Complex
Naples, FL                        Northgate Village Development Corporation.
TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis          Director or Trustee of the Federated Fund Complex; Director,     $1,339.50
$73,191.21 for the
Birth Date: September 3, 1939     Michael Baker Corporation (engineering, construction,
Trust and
175 Woodshire Drive               operations and technical services); formerly: Partner,                       37
other investment
Pittsburgh, PA                    Andersen Worldwide SC.
companies
TRUSTEE                                                                                                        in
the Fund Complex
-----------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham                Director or Trustee of some of the Federated Fund Complex;       $1,339.50
$93,190.48 for the
Birth Date: March 5, 1943         Chairman, President and Chief Executive Officer, Cunningham &
Trust and
353 El Brillo Way                 Co., Inc. (strategic business consulting); Trustee Associate,                37
other investment
Palm Beach, FL                    Boston College; Director, Iperia Corp.
companies
TRUSTEE                           (communications/software); formerly: Director, Redgate                       in
the Fund Complex
                                  Communications and EMC Corporation (computer
storage systems).

                                  Previous Positions: Chairman of the Board and Chief Executive
              Officer, Computer Consoles, Inc.; President and Chief
              Operating Officer, Wang Laboratories; Director, First
            National Bank of Boston; Director, Apollo Computer, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+           President or Executive Vice President of the Federated Fund             $0   $0
for the Trust and
Birth Date: April 11, 1949        Complex; Director or Trustee of some of the Funds in the                     30
Federated Investors Tower         Federated Fund Complex; President, Chief Executive Officer
other investment
1001 Liberty Avenue               and Director, Federated Investors, Inc.; President and
companies in the
Pittsburgh, PA                    Trustee, Federated Investment Management Company and
Fund Complex
PRESIDENT AND TRUSTEE             Federated Investment Counseling; President and Director,
            Federated Global Investment Management Corp.; President,
             Passport Research, Ltd.; Trustee, Federated Shareholder
             Services Company; Director, Federated Services Company.
-----------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor     $1,339.50
$116,760.63 for the
Birth Date: October 11, 1932      of Medicine, University of Pittsburgh; Medical Director,
Trust
3471 Fifth Avenue                 University of Pittsburgh Medical Center - Downtown;
and 43 other
Suite 1111                        Hematologist, Oncologist and Internist, University of
investment companies
Pittsburgh, PA                    Pittsburgh Medical Center; Member, National Board of                         in
the Fund Complex
TRUSTEE                           Trustees, Leukemia Society of America.
-----------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                   Director or Trustee of the Federated Fund Complex; formerly:     $1,252.84
$109,153.60 for the
Birth Date: March 16, 1942        Representative, Commonwealth of Massachusetts General Court;
Trust
One Royal Palm Way                President, State Street Bank and Trust Company and State
and 43 other
100 Royal Palm Way                Street Corporation.
investment companies
Palm Beach, FL                                                                                                 in
the Fund Complex
TRUSTEE                           Previous Positions: Director, VISA USA and VISA
           International; Chairman and Director, Massachusetts Bankers
              Association; Director, Depository Trust Corporation;
                      Director, The Boston Stock Exchange.
-----------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.         Director or Trustee of some of the Federated Fund Complex;       $1,406.62
$102,573.91 for the
Birth Date: April 10, 1945        Executive Vice President, Legal and External Affairs, Dugan
Trust
80 South Road                     Valve Contess, Inc. (marketing, communications, technology and 40 other
Westhampton Beach, NY             and consulting); formerly Management Consultant.
investment companies
TRUSTEE                                                                                                        in
the Fund Complex
                                  Previous Positions: Chief Executive Officer, PBTC
                                  International Bank; Partner, Arthur Young &
                                  Company (now Ernst & Young LLP); Chief
                                  Financial Officer of Retail Banking Sector,
                                  Chase Manhattan Bank; Senior Vice President,
                                  Marine Midland Bank; Vice President, Citibank;
                                  Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business,
                                  Hofstra University.
-----------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex; President,    $1,473.64
$128,455.37 for the
 S.J.D.#                          Law Professor, Duquesne University; Consulting Partner,
Trust
Birth Date: December 20, 1932     Mollica & Murray; Director, Michael Baker Corp. (engineering, and 43 other
President, Duquesne University    construction, operations and technical services).
investment companies
Pittsburgh, PA                                                                                                 in
the Fund Complex
TRUSTEE                           Previous Positions: Dean and Professor of Law, University of
              Pittsburgh School of Law; Dean and Professor of Law,
                       Villanova University School of Law.
-----------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex; Public        $1,339.50
$116,760.63 for the
Birth Date: June 21, 1935         Relations/Marketing/Conference Planning.
Trust
4905 Bayard Street
and 43 other
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum Company
investment companies
TRUSTEE                           of America; television producer; business owner.                             in
the Fund Complex
-----------------------------------------------------------------------------------------------------------------------------------
John S. Walsh                     Director or Trustee of some of the Federated Fund Complex;       $1,339.50
$94,536.85 for the
Birth Date: November 28, 1957     President and Director, Heat Wagon, Inc. (manufacturer of
Trust
2007 Sherwood Drive               construction temporary heaters); President and Director,
and 39 other
Valparaiso, IN                    Manufacturers Products, Inc. (distributor of portable
investment companies
TRUSTEE                           construction heaters); President, Portable Heater Parts, a                   in
the Fund Complex
           division of Manufacturers Products, Inc.; Director, Walsh &
             Kelly, Inc. (heavy highway contractor); formerly: Vice
                         President, Walsh & Kelly, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales                Trustee or Director of some of the Funds in the Federated               $0   $0
for the Trust and
Birth Date: October 22, 1930      Fund Complex; President, Executive Vice President and                        42
Federated Investors Tower         Treasurer of some of the Funds in the Federated Fund Complex;
other investment
1001 Liberty Avenue               Vice Chairman, Federated Investors, Inc.; Vice President,
company in the
Pittsburgh, PA                    Federated Investment Management Company, Federated Investment
Fund Complex
EXECUTIVE VICE PRESIDENT          Counseling, Federated Global Investment Management Corp. and
              Passport Research, Ltd.; Executive Vice President and
            Director, Federated Securities Corp.; Trustee, Federated
                          Shareholder Services Company.
-----------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle                 Executive Vice President and Secretary of the Federated Fund            $0   $0
for the Trust and
Birth Date: October 26, 1938      Complex; Executive Vice President, Secretary and Director,                   43
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Investment
other investment
1001 Liberty Avenue               Management Company and Federated Investment Counseling;
companies in the
Pittsburgh, PA                    Director, Federated Global Investment Management Corp.,
Fund Complex
EXECUTIVE VICE PRESIDENT AND      Federated Services Company and Federated Securities Corp.
 SECRETARY
-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President -               $0   $0
for the Trust and
Birth Date: June 17, 1954         Funds Financial Services Division, Federated Investors, Inc.;                43
Federated Investors Tower         formerly: various management positions within Funds Financial other investment
1001 Liberty Avenue               Services Division of Federated Investors, Inc.
companies in the
Pittsburgh, PA
Fund Complex
TREASURER
-----------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher                 President or Vice President of some of the Funds in the                 $0   $0
for the Trust and
Birth Date: May 17, 1923          Federated Fund Complex; Director or Trustee of some of the                   41
Federated Investors Tower         Funds in the Federated Fund Complex; Executive Vice
other investment
1001 Liberty Avenue               President, Federated Investors, Inc.; Chairman and Director,
companies in the
Pittsburgh, PA                    Federated Securities Corp.
Fund Complex
VICE PRESIDENT
-----------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III            Chief Investment Officer of this Fund and various other Funds           $0   $0
for the Trust and
Birth Date: March 3, 1949         in the Federated Fund Complex; Executive Vice President,                     42
Federated Investors Tower         Federated Investment Counseling, Federated Global Investment
other investment
1001 Liberty Avenue               Management Corp., Federated Investment Management Company and
companies in the
Pittsburgh, PA                    Passport Research, Ltd.; Registered Representative, Federated
Fund Complex
CHIEF INVESTMENT OFFICER          Securities Corp.; Portfolio Manager, Federated Administrative
              Services; Vice President, Federated Investors, Inc.;
                                  formerly: Executive Vice President and Senior Vice President,
             Federated Investment Counseling Institutional Portfolio
              Management Services Division; Senior Vice President,
              Federated Investment Management Company and Passport
                                 Research, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham             Deborah A. Cunningham is Vice President of the Trust.  Ms.              $0   $0
for the Trust and
Birth Date: September 15, 1959    Cunningham joined Federated in 1981 and has been a Senior                    6
Federated Investors Tower         Portfolio Manager and a Senior Vice President of the Fund's
other investment
1001 Liberty Avenue               Adviser since 1997. Ms. Cunningham served as a Portfolio
companies in the
Pittsburgh, PA                    Manager and a Vice President of the Fund's Adviser from 1993
Fund Complex
VICE PRESIDENT                    through 1996. Ms. Cunningham is a Chartered Financial Analyst
                                  and received her M.B.A. in Finance from Robert Morris College.
-----------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson                    Mary Jo Ochson is Vice President of the Trust.  Ms. Ochson              $0   $0
for the Trust and
Birth Date: September 12, 1953    joined Federated in 1982 and has been a Senior Portfolio                     7
Federated Investors Tower         Manager and a Senior Vice President of the Fund's Adviser
other investment
1001 Liberty Avenue               since 1996. From 1988 through 1995, Ms. Ochson served as a companies in the
Pittsburgh, PA                    Portfolio Manager and a Vice President of the Fund's Adviser.
Fund Complex
VICE PRESIDENT                    Ms. Ochson is a Chartered Financial Analyst and received her
              M.B.A. in Finance from the University of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.



The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee         Average Aggregate Daily Net Assets of the Federated Funds
--------------------------------------------------------------------------------------------
0.150 of 1%                        on the first $250 million
--------------------------------------------------------------------------------------------
0.125 of 1%                        on the next $250 million
--------------------------------------------------------------------------------------------
0.100 of 1%                        on the next $250 million
--------------------------------------------------------------------------------------------
0.075 of 1%                        on assets in excess of $750 million
--------------------------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



For the Year Ended November 30                         1999                     1998                     1997
-------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                              $2,212,024               $2,267,974               $2,902,993
-------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction                           $  698,998               $  700,126               $  823,445
-------------------------------------------------------------------------------------------------------------
Brokerage Commissions                                     0                        0                        0
-------------------------------------------------------------------------------------------------------------
Administrative Fee                               $  416,967               $  427,513               $  547,940
-------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                         $  276,503               $  283,496
-------------------------------------------------------------------------------------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and ten-year periods ended November 30, 1999.

Yield and Effective Yield are given for the 7-day period ended November 30, 1999.


                                    7-Day Period                 1 Year                5 Years             10
Years
-----------------------------------------------------------------------------------------------------------------------
Total Return                                                     2.95%                 3.25%               3.38%
-----------------------------------------------------------------------------------------------------------------------
Yield                                   3.44%
-----------------------------------------------------------------------------------------------------------------------
Effective Yield                         3.50%
-----------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAX EQUIVALENCY TABLE


Taxable Yield Equivalent for 2000 MultiState Municipal Fund


Federal Income Tax Bracket:             15.00%              28.00%               31.00%
36.00%           39.60%
----------------------------------------------------------------------------------------------------------------------------------
Joint Return                         $1-43,850     $43,851-105,950     $105,951-161,450     $161,451-288,350
Over 288,350
----------------------------------------------------------------------------------------------------------------------------------
Single Return                        $1-26,250     $ 26,251-63,550     $ 63,551-132,600     $132,601-288,350
Over 288,350
----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Yield:                    Taxable Yield Equivalent:
1.00%                                     1.18%               1.39%                1.45%
1.56%            1.66%
----------------------------------------------------------------------------------------------------------------------------------
1.50%                                     1.76%               2.08%                2.17%
2.34%            2.48%
----------------------------------------------------------------------------------------------------------------------------------
2.00%                                     2.35%               2.78%                2.90%
3.13%            3.31%
----------------------------------------------------------------------------------------------------------------------------------
2.50%                                     2.94%               3.47%                3.62%
3.91%            4.14%
----------------------------------------------------------------------------------------------------------------------------------
3.00%                                     3.53%               4.17%                4.35%
4.69%            4.97%
----------------------------------------------------------------------------------------------------------------------------------
3.50%                                     4.12%               4.86%                5.07%
5.47%            5.79%
----------------------------------------------------------------------------------------------------------------------------------
4.00%                                     4.71%               5.56%                5.80%
6.25%            6.62%
----------------------------------------------------------------------------------------------------------------------------------
4.50%                                     5.29%               6.25%                6.52%
7.03%            7.45%
----------------------------------------------------------------------------------------------------------------------------------
5.00%                                     5.88%               6.94%                7.25%
7.81%            8.28%
----------------------------------------------------------------------------------------------------------------------------------
5.50%                                     6.47%               7.64%                7.97%
8.59%            9.11%
----------------------------------------------------------------------------------------------------------------------------------
6.00%                                     7.06%               8.33%                8.70%
9.38%            9.93%
----------------------------------------------------------------------------------------------------------------------------------
6.50%                                     7.65%               9.03%                9.42%
10.16%           10.76%
----------------------------------------------------------------------------------------------------------------------------------
7.00%                                     8.24%               9.72%               10.14%
10.94%           11.59%
----------------------------------------------------------------------------------------------------------------------------------
7.50%                                     8.82%              10.42%               10.87%
11.72%           12.42%
----------------------------------------------------------------------------------------------------------------------------------
8.00%                                     9.41%              11.11%               11.59%
12.50%           13.25%
----------------------------------------------------------------------------------------------------------------------------------
8.50%                                    10.00%              11.81%               12.32%
13.28%           14.07%
----------------------------------------------------------------------------------------------------------------------------------
9.00%                                    10.59%              12.50%               13.04%
14.06%           14.90%
----------------------------------------------------------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;


 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.



The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and 115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.




Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.


SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS


S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS


AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS


P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS


Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.




Addresses

FEDERATED TAX-FREE TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600



Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116




PROSPECTUS

FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which
the Fund Invests?                                         4
What are the Specific Risks of Investing in the Fund?     6
What do Shares Cost?                                      6
How is the Fund Sold?                                     7
How to Purchase Shares                                    7
How to Redeem Shares                                      8
Account and Share Information                             9
Who Manages the Fund?                                    10
Financial Information                                    10
Independent Auditors' Report                             22



NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE


JANUARY 31, 2000


Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.



  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Master Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 8.11%, 5.98%, 3.61%, 2.90%, 3.99%, 5.73%, 5.15%, 5.20%, 5.28% and 4.90% respectively.


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. Within the period shown in the Chart, the Fund's highest quarterly return was 1.99% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).



Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                            Fund
1 Year                                                      4.90%
5 Years                                                     5.27%
10 Years                                                    5.09%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.26%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Federated Master Trust before its reorganization as a portfolio of Money Market Obligations Trust on April 26, 1999.



What are the Fund's Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price).      None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/1/
0.40%
Distribution (12b-1)
Fee                                                                                                       None
Shareholder Services
Fee/2/                                                                                                    0.25%
Other
Expenses
0.13%
Total Annual Fund Operating
Expenses                                                                                           0.78%
Total Waiver of Fund Expenses
(contractual)                                                                                    0.33%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                                    0.45%


/1/ Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.27% for the fiscal year ended November 30, 1999. Shareholders must approve any change to the contractual waiver.
/2/ The shareholder services fee has been reduced. The shareholder services fee paid by the Fund (after the reduction) was 0.05% for the fiscal year ended November 30, 1999.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                     $   46
3 Years                                                    $  144
5 Years                                                    $  252
10 Years                                                   $  567




What are the Fund's Investment Strategies?


The Fund invests primarily in a portfolio of short- term, high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The Fund will have a dollar- weighted average portfolio maturity of 90 days or less.

  The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Industry Concentration
The Fund may invest 25% or more of its assets in domestic bank instruments.


What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

 The following describes the types of fixed income securities in which the Fund may invest.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER


Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Asset Backed Securities


Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may also take the form of commercial paper, notes or pass through certificates.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.


Credit Enhancement


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

 Repurchase agreements are subject to credit risks.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet is obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.


  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 3:00 p.m.
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number

 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

 Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.


  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an ACH member; or
 .   wire payment to your account at a domestic commercial bank that is a
    Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .   to allow your purchase to clear;
 .   during periods of market volatility; or
 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and
local tax liability.      Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information



FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                           1999             1998               1997
1996              1995
Net Asset Value, Beginning of Period           $   1.00         $   1.00           $   1.00          $
1.00          $   1.00
Income from Investment
Operations:
Net investment income                              0.05             0.05               0.05
0.05              0.06
Less
Distributions:
Distributions from net investment income          (0.05)           (0.05)             (0.05)
(0.05)            (0.06)
Net Asset Value, End of Period                 $   1.00         $   1.00           $   1.00          $
1.00          $   1.00
Total Return/1/                                    4.86%            5.33%              5.27%
5.18%             5.73%

Ratios to Average Net
Assets:
Expenses                                           0.45%            0.45%              0.45%
0.45%             0.46%
Net investment income                              4.73%            5.22%              5.16%
5.04%             5.59%
Supplemental
Data:
Net assets, end of period (000 omitted)        $358,670         $465,134           $494,399
$626,764          $729,144


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1999

Principal
Value
Amount
                      ASSET-BACKED SECURITIES-1.4%
                      Finance - Automotive-0.7%
$   1,171,563         Honda Auto Lease Trust 1999-A, Class A1, 5.445%,
8/15/2000                                   $    1,171,563
    1,481,225         Toyota Auto Receivables 1999-A Owner Trust, Class 1, 5.365%,
8/11/2000                            1,481,225

TOTAL                                                                                             2,652,788
                      Finance -
Equipment-0.7%
      522,508         Caterpillar Financial Asset Trust 1999-A, Class 1, 5.365%,
7/25/2000                                522,508
    1,686,699         Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%,
10/18/2000                                 1,686,699
      313,410         Heller Equipment Asset Receivables Trust 1999-1, Class A1, 4.948%,
5/13/2000                        313,410

TOTAL                                                                                             2,522,617
                      TOTAL ASSET-BACKED
SECURITIES                                                                     5,175,405
                      CERTIFICATES OF
DEPOSIT-6.1%

Banking-6.1%
    5,000,000         Bank of Montreal, 5.200%,
5/12/2000                                                               4,998,925
   10,000,000         Canadian Imperial Bank of Commerce, 5.000% - 5.270%, 1/27/2000 -
3/3/2000                         9,998,916
    2,000,000         Svenska Handelsbanken, Stockholm, 5.150%,
3/20/2000                                               1,999,826
    5,000,000         UBS AG, 5.080% - 5.250%, 1/13/2000 -
3/10/2000                                                    5,000,226
                      TOTAL CERTIFICATES OF
DEPOSIT                                                                    21,997,893
                      COMMERCIAL
PAPER-39.0%1

Banking-23.2%
    3,000,000         Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 6.030%,
2/2/2000                          2,968,343
   10,000,000         Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC, London), 10.000%,
1/3/2000           9,991,667
   18,000,000         Cregem North America, Inc., (Guaranteed by Credit Communal de Belgique,
Brussles),               17,960,771
                      5.350% - 5.920%, 12/2/1999 -
2/14/2000
   18,000,000         Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 5.890%,
3/1/2000                    17,732,005
    5,000,000         Greenwich Funding Corp., 4.930% - 5.930%, 1/18/2000 -
2/1/2000                                    4,959,299
   10,000,000         Park Avenue Receivables Corp., 5.900%,
2/10/2000                                                  9,883,639
   13,000,000         UBS Finance (Delaware), Inc., (UBS AG LOC), 4.860% - 5.360%, 12/6/1999 -
12/23/1999              12,979,194
    2,000,000         Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd.,
Sydney),                        1,950,700

5.800%,5/2/2000
    5,000,000         Wood Street Funding Corp., 6.000%,
1/28/2000                                                      4,951,667

TOTAL                                                                                            83,377,285
                      COMMERCIAL PAPER-continued/1/
                      Consumer
Products-1.1%
$   4,000,000         Diageo Capital PLC, (Guaranteed by Diageo PLC), 5.700%,
1/31/2000                            $    3,961,367
                      Finance -
Commercial-10.8%
   13,000,000         Asset Securitization Cooperative Corp., 5.750% - 5.900%, 1/31/2000 -
2/24/2000                   12,859,299
    4,000,000         General Electric Capital Corp., 5.920%,
2/25/2000                                                 3,943,431
   10,067,000         Receivables Capital Corp., 5.940%,
1/28/2000                                                      9,970,659
   10,000,000         Sheffield Receivables Corp., 5.950%,
2/11/2000                                                    9,881,000
    2,000,000         Sigma Finance, Inc., 6.030%,
2/4/2000                                                             1,979,958

TOTAL                                                                                            38,634,347
                      Finance -
Retail-0.8%
    3,000,000         CommoLoCo, (Guaranteed by American General Finance Corp.), 5.940%,
1/26/2000                      2,974,613

Insurance-1.7%
    1,000,000         CXC, Inc., 5.940%,
1/27/2000                                                                        990,595
    5,000,000         Marsh USA Inc., 5.980%,
2/16/2000                                                                 4,940,325

TOTAL                                                                                             5,930,920
                      Pharmaceuticals and Health
Care-1.4%
    5,000,000         American Home Products Corp., 5.700%,
2/9/2000                                                    4,944,583
                      TOTAL COMMERCIAL
PAPER                                                                          139,823,115
                      CORPORATE
NOTES-11.5%

Banking-2.3%
    3,000,000         First National Bank of Chicago, 6.025%,
11/13/2000                                                2,998,151
    2,000,000         First National Bank of Chicago, 6.070%,
10/10/2000                                                1,999,179
    3,000,000         First National Bank of Chicago, 6.163%,
10/16/2000                                                2,998,809

TOTAL                                                                                             7,996,139

Brokerage-2.8%
   10,000,000         Goldman Sachs Group, LP, 6.000%,
3/14/2000                                                       10,000,000
                      Finance -
Commercial-6.4%
   21,000,000         Beta Finance, Inc., 5.000%, - 5.200% 1/20/2000
5/10/2000                                         21,000,000
    2,000,000         Sigma Finance, Inc., 6.000%,
8/11/2000                                                            2,000,000

TOTAL                                                                                            23,000,000
                      TOTAL CORPORATE
NOTES                                                                            40,996,139
                      LOAN
PARTICIPATION-9.0%
                      Electrical
Equipment-0.9%
    3,100,000         Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.),
6.120%,                3,100,000

5/17/2000
                      LOAN
PARTICIPATION-continued

Electronics-5.3%
$  19,000,000         Hewlett-Packard Co., 5.460%, 12/8/1999 -
12/10/1999                                          $   19,000,000
                      Finance -
Automotive-2.8%
   10,000,000         General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General
Motors                   10,000,000
                      Acceptance Corp.), 5.448%,
12/1/1999
                      TOTAL LOAN
PARTICIPATION                                                                         32,100,000
                      NOTES - VARIABLE-28.3%/3/

Banking-10.6%
      645,000         Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank, Columbus, OH
LOC),              645,000
                      5.960%,
12/2/1999
   25,000,000      /2/Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche
Landesbank                    25,000,000
                      Girozentrale Swap Agreement), 5.448%,
12/15/1999
    4,807,887      /2/Rabobank Optional Redemption Trust, Series 1997-101, 6.186%,
2/15/99                              4,807,887
    5,000,000         Three Rivers Funding Corp., 5.910%,
2/17/2000                                                     5,000,000
    1,485,000         White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH
LOC),             1,485,000
                      5.960%,
12/2/1999
    1,135,000         Winona Lake, IN, Series 1999 B, Grace Villiage, (Firstar Bank, Milwaukee LOC),
4.000%,            1,135,000

12/2/1999

TOTAL                                                                                            38,072,887

Brokerage-2.6%
    4,700,000         Morgan Stanley, Dean Witter & Co., 5.860%,
2/4/2000                                               4,700,000
    4,700,000         Morgan Stanley, Dean Witter & Co., 5.910%,
2/4/2000                                               4,700,000

TOTAL                                                                                             9,400,000
                      Finance -
Automotive-1.3%
    4,700,000         General Motors Acceptance Corp., 5.860%,
3/7/2000                                                 4,700,000
                      Finance -
Commercial-4.5%
   11,000,000         Sigma Finance, Inc., 5.625%,
12/27/1999                                                          11,000,000
    3,000,000         Sigma Finance, Inc., 5.860%,
11/30/1999                                                           3,000,000
    2,000,000         Sigma Finance, Inc., 6.030%,
3/22/2000                                                            2,000,000

TOTAL                                                                                            16,000,000

Insurance-9.3%
    2,000,000         Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 5.456%,
1/18/2000                         2,000,000
    2,000,000         GE Life and Annuity Assurance Co., 5.593%,
11/30/1999                                             2,000,000
    6,283,194      /2/Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by
AMBAC            6,283,194
                      Financial Group, Inc.), 5.486%,
12/28/1999
   20,000,000         Monumental Life Insurance Co., 5.670%,
12/1/1999                                                 20,000,000
                      NOTES - VARIABLE-continued/3/

Insurance-continued
$   3,000,000         Security Life of Denver Insurance Co., 6.359%,
2/10/2000                                     $    3,000,000

TOTAL                                                                                            33,283,194
                      TOTAL NOTES -
VARIABLE                                                                          101,456,081
                      REPURCHASE AGREEMENTS-13.0%/4/
   15,000,000         Deutsche Bank Financial, Inc., 5.740%, dated 11/30/1999, due
12/1/1999                           15,000,000
   11,600,000         Bank of America, 5.780%, dated 11/30/1999, due
12/1/1999                                         11,600,000
   10,000,000         Donaldson, Lufkin and Jenrette Securities Corp., 5.680%, dated 11/30/1999,
due                   10,000,000

12/1/1999
   10,000,000         Societe Generale Securities Corp., 5.680%, dated 11/30/1999, due
12/1/1999                       10,000,000
                      TOTAL REPURCHASE
AGREEMENTS                                                                      46,600,000
                      U.S.
TREASURY-0.8%
                      Treasury
Securities-0.8%
    3,000,000         United States Treasury Bill, 4.730%,
1/6/2000                                                     2,985,810
                      TOTAL INVESTMENTS (AT AMORTIZED
COST)5                                                       $  391,134,443

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 1999, these securities amounted to $36,091,081, which is 10.0% of net assets.
3 Floating rate note with current rate and next reset date shown. 4 Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($358,670,407) at November 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC    -American Municipal Bond Assurance Corporation
LLC      -Limited Liability Corporation
LOC      -Letter of Credit
LP       -Limited Partnership
MBIA     -Municipal Bond Investors Assurance
PLC      -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
NOVEMBER 30, 1999

Assets:
Investments in repurchase agreements                                                  $
46,600,000
Investments in securities
344,534,443
Total investments in securities, at amortized cost and value                                               $
391,134,443
Income receivable
2,950,270
Receivable for shares
sold                                                                                         142,807
 TOTAL ASSETS 394,227,520 Liabilities:
Payable for investments purchased                                                     $
33,810,338
Payable for shares redeemed
323,660
Income distribution payable
1,082,723
Payable to Bank
314,414
Accrued expenses
25,978
 TOTAL LIABILITIES
35,557,113
Net Assets for 358,670,407 shares outstanding                                                              $
358,670,407
Net Asset Value, Offering Price and Redemption Proceeds Per
Share:
$358,670,407 / 358,670,407 shares
outstanding                                                                        $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999


Investment Income:
Interest
$  21,877,848
Expenses:
Investment adviser fee                                                                   $
1,685,257
Administrative personnel and services fee
317,671
Custodian fees
32,518
Transfer and dividend disbursing agent fees and expenses
28,592
Directors'/Trustees' fees
15,104
Auditing fees
15,055
Legal fees
10,529
Portfolio accounting fees
85,466
Shareholder services fee
1,053,285
Share registration costs
35,292
Printing and postage
36,521
Insurance premiums
23,606
Miscellaneous
7,394
 TOTAL EXPENSES
3,346,290
Waivers:
Waiver of investment adviser fee                                  $
(572,456)
Waiver of shareholder services fee
(842,628)
 TOTAL WAIVERS
(1,415,084)
Net
expenses
1,931,206
Net investment income
$  19,946,642

See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets

Year Ended November 30                                                               1999
1998
Increase (Decrease) in Net
Assets
Operations:
Net investment income                                                         $     19,946,642             $
27,388,081
Distributions to
Shareholders:
Distributions from net investment income                                           (19,946,642)
(27,388,081)
Share
Transactions:
Proceeds from sale of shares                                                     1,876,762,299
2,348,710,920
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                              4,945,762
6,627,670
Cost of shares redeemed                                                         (1,988,171,549)
(2,384,603,857)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           (106,463,488)
(29,265,267)
Change in net assets                                                              (106,463,488)
(29,265,267)
Net
Assets:
Beginning of period                                                                465,133,895
494,399,162
End of period                                                                 $    358,670,407             $
465,133,895


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION


Federated Master Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. Effective April 26, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.



SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contact.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.


Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
 Transactions in shares were as follows:

Year Ended November 30
1999                      1998
Shares sold
1,876,762,299             2,348,710,920
Shares issued to shareholders in payment of distributions declared
4,945,762                 6,627,670
Shares redeemed
(1,988,171,549)           (2,384,603,857)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS
(106,463,488)              (29,265,267)

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate operating expenses exceed 0.45% of average daily net assets of the Fund.


Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and
$30,000 per additional class.      Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.


General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

To the Board of Trustees of Money Market Obligations Trust and Shareholders of Federated Master Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 14, 2000



[Federated Logo]
World-Class Investment Manager(R)

Federated Master Trust

A Portfolio of Money Market Obligations Trust


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[Federated Logo]
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N740


8010411A (1/00)



Federated is a registered mark
of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

[LOGO]
RECYCLED
PAPER



STATEMENT OF ADDITIONAL INFORMATION

FEDERATED MASTER TRUST


A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Master Trust (Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

JANUARY 31, 2000


                              CONTENTS

                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Addresses
Cusip 60934N740

8010411B (1/00)


How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).


Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES


FIXED INCOME SECURITIES


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the types of fixed income securities in which the Fund may invest.

  U.S. Treasury Securities

  U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.


  Agency Securities


  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


  Corporate Debt Securities


  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


     Commercial Paper


     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     Commercial paper investments will be limited to commercial paper rated A-1 by Standard & Poor's (S&P), Prime-1 by Moody's Investors Services (Moody's), or F-1 by Fitch ICBA, Inc (Fitch). The Fund may invest in excess of 25% of the value of its assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation.


     Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


  Municipal Securities

  Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.


  Asset Backed Securities


  Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


  Zero Coupon Securities


  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


  Bank Instruments


  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

  In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. The Fund only invests in bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, Canadian Time Deposits, and Eurodollar Time Deposits. The Fund will treat securities credit enhanced with a bank's letter of credit as bank instruments.


  Insurance Contracts

  Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

  Credit Enhancement


  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Asset Coverage


In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


INVESTMENT RATINGS


A nationally recognized rating service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's, D-1 or D-1+ by Duff & Phelps, or F-1 (+ or -) by Fitch are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized ratings service can be treated as being in the second highest short-term rating category; currently, such securities must be rated by two nationally recognized rating services two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks


Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing


Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's fundamental investment objective is current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's Trustee's without shareholder approval.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances), repurchase agreements, prime commercial paper including variable amount demand master notes, and instruments secured by such obligations.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Buying on Margin

The Fund will not purchase any securities on margin but it may obtain such short-term credits necessary for the clearance of purchases and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

Selling Short

The Fund will not sell any securities short.


Investing in Commodities


The Fund will not invest in commodities, commodity contracts or real estate, except that the Fund may purchase money market instruments issued by companies which invest in real estate or interests therein.

Underwriting

The Fund will not engage in underwriting of securities issued by others.


Lending

The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the Fund's investment objective and policies, shall not constitute the making of a loan.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The above limitations cannot be changed by the Board unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Borrowing Money and Issuing Senior Securities


The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.


Concentration

The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investment in any one industry.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.


Investing In Options


The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind


Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Saxon & Co., Lester, PA, owned approximately 85,596,904 shares (24.81%); and Trust Company of Washington, Seattle, WA, owned approximately 26,915,402 shares (7.80%).

Tax Information

FEDERAL INCOME TAX


The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.





Name
Birth Date                                                                             Aggregate
Address                                 Principal Occupations                          Compensation
Position With Trust                     for Past Five Years                            From Fund
-------------------------------         --------------------------------------------   ------------
----------------------
John F. Donahue*#+                      Chief Executive Officer and Director or                  $0           $0
for the Trust and
Birth Date: July 28, 1924               Trustee of the Federated Fund Complex;                                43
other investment
Federated Investors Tower               Chairman and Trustee, Federated Investment
companies in the
1001 Liberty Avenue                     Management Company; Chairman and Director,
Fund Complex
Pittsburgh, PA                          Federated Investors, Inc.,
Federated
CHAIRMAN AND TRUSTEE                    Investment Counseling and Federated Global
                                        Investment Management Corp.; Chairman,
                                        Passport Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                        Director or Trustee of the Federated Fund           $808.11
$116,760.63 for
Birth Date: February 3, 1934            Complex; Director, Member of Executive                                the
Trust
15 Old Timber Trail                     Committee, Children's Hospital of                                     and
43 other
Pittsburgh, PA                          Pittsburgh; Director, Robroy Industries,
investment
TRUSTEE                                 Inc. (coated steel conduits/computer
companies  in the
                                        storage equipment); formerly: Senior
Fund Complex
                    Partner, Ernst & Young LLP; Director, MED
                                        3000 Group, Inc. (physician practice
                   management); Director, Member of Executive
                      Committee, University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.                     Director or Trustee of the Federated Fund           $889.05
$128,455.37 for
Birth Date: June 23, 1937               Complex; President, Investment Properties                             the
Trust
Grubb & Ellis/Investment Properties     Corporation; Senior Vice President, John                              and
43 other
 Corporation                            R. Wood and Associates, Inc., Realtors;
investment
3201 Tamiami Trail North                Partner or Trustee in private real estate
companies in the
Naples, FL                              ventures in Southwest Florida; formerly:
Fund Complex
TRUSTEE                                 President, Naples Property Management,
                                        Inc. and Northgate Village Development
                                        Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis                Director or Trustee of the Federated Fund           $392.62
$73,191.21 for
Birth Date: September 3, 1939           Complex; Director, Michael Baker                                      the
Trust and
175 Woodshire Drive                     Corporation (engineering, construction,                               37
other investment
Pittsburgh, PA                          operations and technical services);
companies in the
TRUSTEE                                 formerly: Partner, Andersen Worldwide SC.
Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham                      Director or Trustee of some of the                  $477.89
$93,190.48 for
Birth Date: March 5, 1943               Federated Fund Complex; Chairman,                                     the
Trust and
353 El Brillo Way                       President and Chief Executive Officer,                                37
other investment
Palm Beach, FL                          Cunningham & Co., Inc. (strategic business
companies in the
TRUSTEE                                 consulting); Trustee Associate, Boston
Fund Complex
                                        College; Director, Iperia Corp.
                                        (communications/software); formerly:
                                        Director, Redgate Communications and EMC
                                        Corporation (computer storage systems).
                                        Previous Positions: Chairman of the Board
                                        and Chief Executive Officer, Computer
                                        Consoles, Inc.; President and Chief
                                        Operating Officer, Wang Laboratories;
                                        Director, First National Bank of Boston;
                                        Director, Apollo Computer, Inc.
------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+                 President or Executive Vice President of                 $0           $0
for the Trust and
Birth Date: April 11, 1949              the Federated Fund Complex; Director or                               30
other investment
Federated Investors Tower               Trustee of some of the Funds in the
companies in the
1001 Liberty Avenue                     Federated Fund Complex; President, Chief
Fund Complex
Pittsburgh, PA                          Executive Officer and Director, Federated
PRESIDENT AND TRUSTEE                   Investors, Inc.; President and Trustee,
                                        Federated Investment Management Company
                                        and Federated Investment Counseling;
                                        President and Director, Federated Global
                                        Investment Management Corp.; President,
                                        Passport Research, Ltd.; Trustee,
                                        Federated Shareholder Services Company;
                                        Director, Federated Services Company.
------------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*                Director or Trustee of the Federated Fund           $808.11
$116,760.63 for
Birth Date: October 11, 1932            Complex; Professor of Medicine, University                            the
Trust and 43
3471 Fifth Avenue                       of Pittsburgh; Medical Director,
other investment
Suite 1111                              University of Pittsburgh Medical Center -
companies in the
Pittsburgh, PA                          Downtown; Hematologist, Oncologist and
Fund Complex
TRUSTEE                                 Internist, University of Pittsburgh
                    Medical Center; Member, National Board of
                     Trustees, Leukemia Society of America.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                         Director or Trustee of the Federated Fund           $679.43
$109,153.60 for
Birth Date: March 16, 1942              Complex; formerly: Representative,                                    the
Trust and 43
One Royal Palm Way                      Commonwealth of Massachusetts General
other investment
100 Royal Palm Way                      Court; President, State Street Bank and
companies in the
Palm Beach, FL                          Trust Company and State Street Corporation.
Fund Complex
TRUSTEE                                 Previous Positions: Director, VISA USA and
                                        VISA International; Chairman and
                                        Director, Massachusetts Bankers
                                        Association; Director, Depository Trust
                                        Corporation; Director, The Boston Stock
                                        Exchange.
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.               Director or Trustee of some of the                  $493.94
$102,573.91 for
Birth Date: April 10, 1945              Federated Fund Complex; Executive Vice                                the
Trust and 40
80 South Road                           President, Legal and External Affairs,
other investment
Westhampton Beach, NY                   Dugan Valve Contess, Inc. (marketing,
companies in the
TRUSTEE                                 communications, technology and
Fund Complex
                                        consulting); formerly Management
                                        Consultant.

                                        Previous Positions: Chief Executive
                   Officer, PBTC International Bank; Partner,
                    Arthur Young & Company (now Ernst & Young
                     LLP); Chief Financial Officer of Retail
                                        Banking Sector, Chase Manhattan Bank;
                                        Senior Vice President, Marine Midland
                    Bank; Vice President, Citibank; Assistant
                   Professor of Banking and Finance, Frank G.
                                        Zarb School of Business, Hofstra
                                        University.
------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D., S.J.D.#      Director or Trustee of the Federated Fund           $889.05
$128,455.37 for the
Birth Date: December 20, 1932           Complex; President, Law Professor,
Trust and 43 other
President, Duquesne University          Duquesne University; Consulting Partner,
investment companies
Pittsburgh, PA                          Mollica & Murray; Director, Michael Baker                             in
the Fund Complex
TRUSTEE                                 Corp. (engineering, construction,
                                        operations and technical services).
                    Previous Positions: Dean and Professor of
                     Law, University of Pittsburgh School of
                    Law; Dean and Professor of Law, Villanova
                            University School of Law.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts                       Director or Trustee of the Federated Fund           $808.11
$116,760.63 for the
Birth Date: June 21, 1935               Complex; Public
Trust and 43 other
4905 Bayard Street                      Relations/Marketing/Conference Planning.
investment companies
Pittsburgh, PA                          Previous Positions: National Spokesperson,                            in
the Fund Complex
TRUSTEE                                 Aluminum Company of America; television
                                        producer; business owner.
------------------------------------------------------------------------------------------------------------------------------------
John S. Walsh                           Director or Trustee of some of the                  $477.89
$94,536.85 for the
Birth Date: November 28, 1957           Federated Fund Complex; President and
Trust and 39 other
2007 Sherwood Drive                     Director, Heat Wagon, Inc. (manufacturer
investment companies
Valparaiso, IN                          of construction temporary heaters);                                   in
the Fund Complex
TRUSTEE                                 President and Director, Manufacturers
                     Products, Inc. (distributor of portable
                   construction heaters); President, Portable
                    Heater Parts, a division of Manufacturers
                    Products, Inc.; Director, Walsh & Kelly,
                   Inc. (heavy highway contractor); formerly:
                       Vice President, Walsh & Kelly, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales                      Trustee or Director of some of the Funds                 $0           $0
for the
 Birth Date: October 22, 1930           in the Federated Fund Complex; President,
Trust and 42
Federated Investors Tower               Executive Vice President and Treasurer of
other investment
1001 Liberty Avenue                     some of the Funds in the Federated Fund
company in the
Pittsburgh, PA                          Complex; Vice Chairman, Federated
Fund Complex
EXECUTIVE VICE PRESIDENT                Investors, Inc.; Vice President, Federated
                    Investment Management Company, Federated
                     Investment Counseling, Federated Global
                    Investment Management Corp. and Passport
                    Research, Ltd.; Executive Vice President
                    and Director, Federated Securities Corp.;
                     Trustee, Federated Shareholder Services
                                    Company.
------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle                       Executive Vice President and Secretary of                $0           $0
for the
Birth Date: October 26, 1938            the Federated Fund Complex; Executive Vice
Trust and 43
Federated Investors Tower               President, Secretary and Director,
other investment
1001 Liberty Avenue                     Federated Investors, Inc.; Trustee,
companies in the
Pittsburgh, PA                          Federated Investment Management Company
Fund Complex
EXECUTIVE VICE PRESIDENT AND            and Federated Investment Counseling;
 SECRETARY                              Director, Federated Global Investment
                                        Management Corp., Federated Services
                                        Company and Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas                       Treasurer of the Federated Fund Complex;                 $0           $0
for the
Birth Date: June 17, 1954               Vice President - Funds Financial Services
Trust and 43
Federated Investors Tower               Division, Federated Investors, Inc.;
other investment
1001 Liberty Avenue                     formerly: various management positions
companies in the
Pittsburgh, PA                          within Funds Financial Services Division
Fund Complex
TREASURER                               of Federated Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher                       President or Vice President of some of the               $0           $0
for the
Birth Date: May 17, 1923                Funds in the Federated Fund Complex;
Trust and 41
Federated Investors Tower               Director or Trustee of some of the Funds
other investment
1001 Liberty Avenue                     in the Federated Fund Complex; Executive
companies in the
 Pittsburgh, PA                          Vice President, Federated Investors, Inc.;
Fund Complex
VICE PRESIDENT                          Chairman and Director, Federated
                                        Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III                  Chief Investment Officer of this Fund and                $0           $0
for the
Birth Date: March 3, 1949               various other Funds in the Federated Fund
Trust and 42
Federated Investors Tower               Complex; Executive Vice President,
other investment
1001 Liberty Avenue                     Federated Investment Counseling, Federated
companies in the
Pittsburgh, PA                          Global Investment Management Corp.,
Fund Complex
CHIEF INVESTMENT OFFICER                Federated Investment Management Company
                                        and Passport Research, Ltd.; Registered
                                        Representative, Federated Securities
                                        Corp.; Portfolio Manager, Federated
                                        Administrative Services; Vice President,
                                        Federated Investors, Inc.; formerly:
                                        Executive Vice President and Senior Vice
                                        President, Federated Investment
                                        Counseling Institutional Portfolio
                                        Management Services Division; Senior
                                        Vice President, Federated Investment
                                        Management Company and Passport
                                        Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham                   Deborah A. Cunningham is Vice President of               $0           $0
for the
Birth Date: September 15, 1959          the Trust.  Ms. Cunningham joined
Trust and 6
Federated Investors Tower               Federated in 1981 and has been a Senior
other investment
1001 Liberty Avenue                     Portfolio Manager and a Senior Vice
companies in the
Pittsburgh, PA                          President of the Fund's Adviser since
Fund Complex
VICE PRESIDENT                          1997. Ms. Cunningham served as a Portfolio
                   Manager and a Vice President of the Fund's
                                        Adviser from 1993 through 1996. Ms.
                                        Cunningham is a Chartered Financial
                   Analyst and received her M.B.A. in Finance
                           from Robert Morris College.
------------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson                          Mary Jo Ochson is Vice President of the                  $0           $0
for the
Birth Date: September 12, 1953          Trust.  Ms. Ochson joined Federated in
Trust and 7
Federated Investors Tower               1982 and has been a Senior Portfolio
other investment
1001 Liberty Avenue                     Manager and a Senior Vice President of the
companies in the
Pittsburgh, PA                          Fund's Adviser since 1996. From 1988
Fund Complex
VICE PRESIDENT                          through 1995, Ms. Ochson served as a
                    Portfolio Manager and a Vice President of
                                        the Fund's Adviser. Ms. Ochson is a
                    Chartered Financial Analyst and received
                    her M.B.A. in Finance from the University
                                 of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum Administrative Fee         Average Aggregate Daily Net Assets of the Federated Funds
----------------------------------------------------------------------------------------------
0.150 of 1%                        on the first $250 million
----------------------------------------------------------------------------------------------
0.125 of 1%                        on the next $250 million
----------------------------------------------------------------------------------------------
0.100 of 1%                        on the next $250 million
----------------------------------------------------------------------------------------------
0.075 of 1%                        on assets in excess of $750 million
----------------------------------------------------------------------------------------------


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES




For the Year Ended November 30           1999                  1998                   1997
------------------------------------------------------------------------------------------------
Advisory Fee Earned                      $1,685,257            $2,105,177             $2,332,976
Advisory Fee Reduction                   $  572,456            $  655,273             $  715,043
Administrative Fee                       $  317,671            $  396,826             $  440,349
Shareholder Services Fee                 $  210,657            $  263,147



If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and ten-year periods ended November 30, 1999.

Yield and Effective Yield are given for the 7-day period ended November 30, 1999.



                                7-Day Period          1 Year           5 Years            10 Years
----------------------------------------------------------------------------------------------------
Total Return                                          4.86%            5.27%              5.11%
----------------------------------------------------------------------------------------------------
Yield                           5.22%
----------------------------------------------------------------------------------------------------
Effective Yield                 5.36%
----------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;


 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;


 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and


 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW


Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and 115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW


Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing


Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses

FEDERATED MASTER TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116





PROSPECTUS

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             7
Account and Share Information                                    8
Who Manages the Fund?                                            8
Financial Information                                           10
Independent Auditors' Report                                    19

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is high current income consistent with the stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 60 days or less; portfolio securities will have a maturity of 397 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Trust for Government Cash Reserves as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 7.87%, 5.71%, 3.45%, 2.86%, 3.96%, 5.59%, 5.05%, 5.17%, 5.11% and
4.78% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a
calendar year-end basis.     The Fund's shares are sold without a sales charge
(load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70%
(quarter ended March 31, 1993).      Average Annual Total Return Table     The
following table represents the Fund's Average Annual Total Returns for the
calendar periods ended December 31, 1999.      Calendar Period Investment Shares
1 Year 4.78% 5 Years 5.14% 10 Years 4.95%     The Fund's 7-Day Net Yield as of
December 31, 1999 was 5.31%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Trust for Government Cash Reserves before its reorganization as a portfolio of
Money Market Obligations Trust on April 26, 1999.      What are the Fund's Fees
and Expenses?

TRUST FOR GOVERNMENT CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering None price).
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                            None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.40%
Distribution (12b-1)
Fee                                                                  None
Shareholder Services
Fee/3/                                                               0.25%
Other
Expenses
0.12%
Total Annual Fund Operating
Expenses                                                            0.77%


1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

Total Waiver of Fund
Expenses                                                             0.31%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                             0.46%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the fiscal year ended November30,1999.

3 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on
these assumptions your costs would be:      1 Year 3 Years 5 Years 10 Years
   $79                 $246                $428                  $954

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. In an effort to qualify for the highest rating for money market funds issued by a nationally recognized statistical rating organization ("NRSRO"), the Fund will limit its dollar-weighted average portfolio maturity to 60 days or less.

  The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the economic outlook;
 . current short-term interest rates;
 . the Federal Reserve Board's policies regarding short-term interest rate, and . the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar- weighted average maturity by comparing the returns currently offered by different investments to their historical and expected
returns.      What are the Principal Securities in Which the Fund Invests?
FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer must repay the principal amount of the security, normally within a specified time. The Fund may invest in the following types of fixed income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because
the federal government sponsors their activities.      What are the Specific
Risks of Investing in the Fund?     INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk
by purchasing short-term securities.      What do Shares Cost?     You can
purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stablize the net asset value (NAV) of its shares at $1.00 by valuing the portfolio securities using the amoritzed cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies, municipalities or to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 2:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.     You will
become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or
 Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day
that a redemption request is processed.      Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration;

 . amount to be redeemed; and

 . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;

 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues Share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders.
  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and
local tax liability.      Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                          1999/1/          1998             1997
1996              1995
Net Asset Value, Beginning of Period          $   1.00         $   1.00         $   1.00          $1.00          $   1.00
Income from Investment Operations:
Net investment income                             0.05             0.05             0.05           0.05              0.05
Less Distributions:
Distributions from net investment income         (0.05)           (0.05)           (0.05)          (0.05)            (0.05)
Net Asset Value, End of Period                $   1.00         $   1.00         $   1.00          $ 1.00          $   1.00
Total Return/2/                                   4.73%            5.16%            5.15%           5.08%             5.60%

Ratios to Average Net Assets:
Expenses                                          0.46%            0.46%            0.46%           0.46%             0.45%
Net investment income                             4.61%            5.06%            5.02%           4.99%             5.45%
Expense waiver/reimbursement/3/                   0.31%            0.31%            0.31%           0.32%             0.32%
Supplemental Data:
Net assets, end of period (000 omitted)       $449,476         $535,007         $562,704           $599,550          $739,553

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. See Notes which are an integral part of the Financial Statements

Portfolio of Investments



NOVEMBER 30, 1999

Principal                                                                                                               Value
 Amount
                        GOVERNMENT AGENCIES-116.6%
$    30,825,000      1  Federal Farm Credit System Discount Notes, 5.220% - 5.584%, 12/1/1999 -1/26/2000          $   30,697,723
      4,000,000      2  Federal Farm Credit System Floating Rate Notes, 5.230%,12/1/1999                               3,998,422
      6,500,000         Federal Farm Credit System, 5.000% - 5.400%, 4/3/2000 -7/3/2000                                6,496,587
    240,500,000      1  Federal Home Loan Bank System Discount Notes, 5.160% - 5.610%, 12/1/1999 -3/29/2000          238,661,643
     42,500,000      2  Federal Home Loan Bank System Floating Rate Notes, 5.228% - 5.705%, 12/1/1999-                42,486,363
                        12/21/1999
     53,810,000         Federal Home Loan Bank System, 4.790% - 6.050%, 1/14/2000 -10/25/2000                         53,537,583
     55,000,000      2  Student Loan Marketing Association Floating Rate Notes, 5.233% - 6.055%, 12/1/1999-           54,984,156
                        12/16/1999
     21,300,000         Student Loan Marketing Association Master Notes, 5.755%,12/7/1999                             21,300,000
      5,500,000         Student Loan Marketing Association, 4.930% - 6.045%, 2/8/2000 -11/3/2000                       5,499,182
     66,500,000      1  Tennessee Valley Authority Discount Notes, 5.140% - 5.460%, 12/3/1999 -1/21/2000              66,378,752
                        TOTAL GOVERNMENT AGENCIES                                                                     524,040,411
                        TOTAL INVESTMENTS (AT AMORTIZED COST)/3/                                                  $   524,040,411


1 Rates note reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($449,475,871) at November 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



NOVEMBER 30, 1999

Assets:
Total investments in securities, at amortized cost and value                                  $    524,040,411
Cash                                                                                                    20,330
Income receivable                                                                                    1,151,748
Receivable for shares sold                                                                               6,110
 TOTAL ASSETS                                                                                      525,218,599
Liabilities:
Payable for investments purchased                                      $  74,244,046
Payable for shares redeemed                                                    3,490
Income distribution payable                                                1,453,064
Accrued expenses                                                              42,128
 TOTAL LIABILITIES                                                                                  75,742,728
Net Assets for 449,475,871 shares outstanding                                                 $    449,475,871
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$449,475,871 / 449,475,871 shares outstanding                                                            $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest                                                                                                       $24,527,440
Expenses:
Investment adviser fee                                                                $  1,934,025
Administrative personnel and services fee                                                  364,564
Custodian fees                                                                              24,911
Transfer and dividend disbursing agent fees and expenses                                    14,658
Directors'/Trustees' fees                                                                   16,499
Auditing fees                                                                               13,000
Legal fees                                                                                  12,779
Portfolio accounting fees                                                                   92,774
Shareholder services fee                                                                 1,208,766
Share registration costs                                                                    19,849
Printing and postage                                                                        15,499
Insurance premiums                                                                           2,525
Miscellaneous                                                                               10,501
 TOTAL EXPENSES                                                                          3,730,350
Waivers:
Waiver of investment adviser fee                             $   (547,750)
Waiver of shareholder services fee                               (967,012)
 TOTAL WAIVERS                                                                          (1,514,762)
Net expenses   2,215,588
Net investment income                                                                                          $22,311,852

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30                                                         1999                         1998
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                   $     22,311,852             $27,890,235
Distributions to Shareholders:
Distributions from net investment income                                     (22,311,852)            (27,890,235)
Share Transactions:
Proceeds from sale of shares                                               1,273,043,092            1,501,544,374
Net asset value of shares issued to shareholders in payment of                 3,204,808               3,374,747
 distributionsdeclared
Cost of shares redeemed                                                   (1,361,778,545)           (1,532,616,817)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                      (85,530,645)           (27,697,696)
Change in net assets                                                         (85,530,645)           (27,697,696)
Net Assets:
Beginning of period                                                          535,006,516            562,704,212
End of period                                                           $    449,475,871             $535,006,516


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Trust for Government Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. Effective April 26, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.      When-Issued and Delayed Delivery Transactions     The Fund may
engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions
or the failure of counterparties to perform under the contract.      Use of
Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

  The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:



Year Ended November 30                                                                1999                 1998
Shares sold                                                                       1,273,043,092          1,501,544,374
Shares issued to shareholders in payment of distributions declared                    3,204,808          3,374,747
Shares redeemed                                                                  (1,361,778,545)         (1,532,616,817)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                       (85,530,645)         (27,697,696)


INVESTMENT ADVISER AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this
voluntary waiver at any time at its sole discretion.      Administrative Fee
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and
$30,000 per each additional class.      Shareholder Services Fee     Under the
terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate
this voluntary waiver at any time at its sole discretion.      Transfer and
Dividend Disbursing Agent Fees and Expenses     FServ, through its subsidiary
FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions
made by shareholders.      Portfolio Accounting Fees     FServ maintains the
Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket
expenses.      General     Certain of the Officers and Trustees of the Trust are
Officers and Directors or Trustees of the above companies.

Change of Independent Auditors (unaudited)

  On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended November 30, 1997 and November 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit, scope or accounting principles. During the Fund's fiscal years ended November 30, 1997 and November 30, 1998 there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and there were no reportable events of the kind described in items 304(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Deloitte & Touche, LLP ("D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year November 30, 1999. During the Fund's fiscal years ended November 30, 1997 and November 30, 1998, neither the Fund nor anyone on its behalf had consulted D&T on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) if item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said item
304).          Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Government Cash Reserves (the "Fund") as of November 30, 1999, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended November 30, 1998, and the financial highlights for each of the periods in the four years ended November 30, 1998 were audited by other auditors whose report dated January 15, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2000

NOTES

NOTES

NOTES

PROSPECTUS

[LOGO OF FEDERATED]

Trust for
Government
Cash Reserves

A Portfolio of Money Market
Obligations Trust

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi- Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO AND ADDRESS OF FEDERATED]

Investment Company Act File No. 811-5950
Cusip 60934N773

9022103A (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (c) Federated Investors, Inc.



STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Government Cash Reserves
(Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              CONTENTS


                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Addresses
Cusip 60934N773

9022103B (1/00)



How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  Zero Coupon Securities

  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

SPECIAL TRANSACTIONS


  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

  Asset Coverage


  In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's fundamental investment objective is high current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin


The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Borrowing Money and Issuing Senior Securities

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.


The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets at the time of the pledge.

Pledging Assets


The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Lending

The Fund will not make loans to other persons provided, however, that the purchasing or holding of bonds, debentures, notes and Certificates of Indebtedness or other debt securities of the U.S. Government or its agencies or instrumentalities shall not be prohibited. In addition, the Fund may enter into repurchase agreements covering U.S. Government securities with banks and other financial institutions as permitted by its investment objective and policies.

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities


The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The above limitations cannot be changed by the Board of Trustees (Board) unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.


For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." In addition, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.

For purposes of the commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.


Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind


Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: NMF & Co., Boston, MA, owned approximately 81,974,851 shares (16.23%); Saxon & Co., Lester, PA, owned approximately 74,264,930 shares (14.70%); Acadia & Co., Boston, MA, 64,071,101 shares (12.69%); Maril & Co., Milwaukee, WI, owned approximately 31,938,472 shares (6.32%); and Burlington Bank & Trust, Burlington, IA, owned approximately 26,670,507 shares (5.28%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.



Name
Birth Date                                                                                   Aggregate
Total Compensation
Address                                 Principal Occupations                                Compensation    From
Trust and Fund
Position With Trust                     for Past Five Years                                  From Fund
Complex
--------------------------------------  ---------------------------------------------------  --------------
-----------------------
John F. Donahue*#+                      Chief Executive Officer and Director or Trustee                $0    $0
for the Trust and 43
Birth Date: July 28, 1924               of the Federated Fund Complex; Chairman and
other investment
Federated Investors Tower               Trustee, Federated Investment Management
companies in the Fund
1001 Liberty Avenue                     Company; Chairman and Director, Federated
Complex
Pittsburgh, PA                          Investors, Inc., Federated Investment Counseling
CHAIRMAN AND TRUSTEE                    and Federated Global Investment Management
                    Corp.; Chairman, Passport Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                        Director or Trustee of the Federated Fund                 $852.75
$116,760.63 for the
Birth Date: February 3, 1934            Complex; Director, Member of Executive                               Trust
15 Old Timber Trail                     Committee, Children's Hospital of Pittsburgh;                        and
43 other
Pittsburgh, PA                          Director, Robroy Industries, Inc. (coated steel
investment companies
TRUSTEE                                 conduits/computer storage equipment); formerly:                      in
the Fund Complex
                Senior Partner, Ernst & Young LLP; Director, MED
                                        3000 Group, Inc. (physician practice
                   management); Director, Member of Executive
                      Committee, University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.                     Director or Trustee of the Federated Fund                 $938.17
$128,455.37 for the
Birth Date: June 23, 1937               Complex; President, Investment Properties                            Trust
Grubb & Ellis/Investment Properties     Corporation; Senior Vice President, John R. Wood                     and
43 other
 Corporation             3201           and Associates, Inc., Realtors; Partner or
investment companies
 Tamiami Trail North                    Trustee in private real estate ventures in                           in
the Fund Complex
Naples, FL                              Southwest Florida; formerly: President, Naples
TRUSTEE                                 Property Management, Inc. and Northgate Village
                                        Development Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis                Director or Trustee of the Federated Fund                 $ 85.27
$73,191.21 for the
Birth Date: September 3, 1939           Complex; Director, Michael Baker Corporation
Trust and
175 Woodshire Drive                     (engineering, construction, operations and                           37
other investment
Pittsburgh, PA                          technical services); formerly: Partner, Andersen
companies
TRUSTEE                                 Worldwide SC.                                                        in
the Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham                      Director or Trustee of some of the Federated              $511.02
$93,190.48 for the
Birth Date: March 5, 1943               Fund Complex; Chairman, President and Chief
Trust and
353 El Brillo Way                       Executive Officer, Cunningham & Co., Inc.                            37
other investment
Palm Beach, FL                          (strategic business consulting); Trustee
companies
TRUSTEE                                 Associate, Boston College; Director, Iperia                          in
the Fund Complex
                   Corp. (communications/software); formerly:
                    Director, Redgate Communications and EMC
                                        Corporation (computer storage systems).

                  Previous Positions: Chairman of the Board and
                   Chief Executive Officer, Computer Consoles,
                  Inc.; President and Chief Operating Officer,
                Wang Laboratories; Director, First National Bank
                   of Boston; Director, Apollo Computer, Inc.
------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+                 President or Executive Vice President of the                   $0    $0
for the Trust and 30
Birth Date: April 11, 1949              Federated Fund Complex; Director or Trustee of
other investment
Federated Investors Tower               some of the Funds in the Federated Fund Complex;
companies in the Fund
1001 Liberty Avenue                     President, Chief Executive Officer and Director,
Complex
Pittsburgh, PA                          Federated Investors, Inc.; President and
PRESIDENT AND TRUSTEE                   Trustee, Federated Investment Management Company
                 and Federated Investment Counseling; President
                    and Director, Federated Global Investment
                 Management Corp.; President, Passport Research,
                  Ltd.; Trustee, Federated Shareholder Services
                 Company; Director, Federated Services Company.
------------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*                Director or Trustee of the Federated Fund                 $852.75
$116,760.63 for the
Birth Date: October 11, 1932            Complex; Professor of Medicine, University of                        Trust
3471 Fifth Avenue                       Pittsburgh; Medical Director, University of                          and
43 other
Suite 1111                              Pittsburgh Medical Center - Downtown;
investment companies
Pittsburgh, PA                          Hematologist, Oncologist and Internist,                              in
the Fund Complex
TRUSTEE                                 University of Pittsburgh Medical Center; Member,
                 National Board of Trustees, Leukemia Society of
                                    America.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                         Director or Trustee of the Federated Fund                 $719.49
$109,153.60 for the
Birth Date: March 16, 1942              Complex; formerly: Representative, Commonwealth                      Trust
One Royal Palm Way                      of Massachusetts General Court; President, State                     and
43 other
100 Royal Palm Way                      Street Bank and Trust Company and State Street
investment companies
Palm Beach, FL                          Corporation.                                                         in
the Fund Complex
TRUSTEE
                 Previous Positions: Director, VISA USA and VISA
                                        International; Chairman and Director,
                                        Massachusetts Bankers Association;
                                        Director, Depository Trust Corporation;
                                        Director, The Boston Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.               Director or Trustee of some of the Federated              $529.02
$102,573.91 for the
Birth Date: April 10, 1945              Fund Complex; Executive Vice President, Legal                        Trust
80 South Road                           and External Affairs, Dugan Valve Contess, Inc.                      and
40 other
Westhampton Beach, NY                   (marketing, communications, technology and
investment companies
TRUSTEE                                 consulting); formerly Management Consultant.                         in
the Fund Complex

                  Previous Positions: Chief Executive Officer,
                PBTC International Bank; Partner, Arthur Young &
                Company (now Ernst & Young LLP); Chief Financial
                     Officer of Retail Banking Sector, Chase
                  Manhattan Bank; Senior Vice President, Marine
                     Midland Bank; Vice President, Citibank;
                   Assistant Professor of Banking and Finance,
                    Frank G. Zarb School of Business, Hofstra
                                   University.
------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D., S.J.D.#      Director or Trustee of the Federated Fund                 $938.17
$128,455.37 for the
Birth Date: December 20, 1932           Complex; President, Law Professor, Duquesne                          Trust
President, Duquesne University          University; Consulting Partner, Mollica &                            and
43 other
Pittsburgh, PA                          Murray; Director, Michael Baker Corp.
investment companies
TRUSTEE                                 (engineering, construction, operations and                           in
the Fund Complex
                                        technical services).

                 Previous Positions: Dean and Professor of Law,
                University of Pittsburgh School of Law; Dean and
                Professor of Law, Villanova University School of
                                      Law.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts                       Director or Trustee of the Federated Fund                 $852.75
$116,760.63 for the
Birth Date: June 21, 1935               Complex; Public Relations/Marketing/Conference                       Trust
4905 Bayard Street                      Planning.                                                            and
43 other
Pittsburgh, PA
investment companies
TRUSTEE                                 Previous Positions: National Spokesperson,                           in
the Fund Complex
                                        Aluminum Company of America; television
                                        producer; business owner.
------------------------------------------------------------------------------------------------------------------------------------
John S. Walsh                           Director or Trustee of some of the Federated              $511.02
$94,536.85 for the
Birth Date: November 28, 1957           Fund Complex; President and Director, Heat                           Trust
2007 Sherwood Drive                     Wagon, Inc. (manufacturer of construction                            and
39 other
Valparaiso, IN                          temporary heaters); President and Director,
investment companies
TRUSTEE                                 Manufacturers Products, Inc. (distributor of                         in
the Fund Complex
                   portable construction heaters); President,
                                        Portable Heater Parts, a division of
                 Manufacturers Products, Inc.; Director, Walsh &
                     Kelly, Inc. (heavy highway contractor);
                  formerly: Vice President, Walsh & Kelly, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales                      Trustee or Director of some of the Funds in the                $0    $0
for the Trust and 42
 Birth Date: October 22, 1930           Federated Fund Complex; President, Executive
other investment
Federated Investors Tower               Vice President and Treasurer of some of the
company in the
1001 Liberty Avenue                     Funds in the Federated Fund Complex; Vice                            Fund
Complex
Pittsburgh, PA                          Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT                President, Federated Investment Management
                    Company, Federated Investment Counseling,
                Federated Global Investment Management Corp. and
                     Passport Research, Ltd.; Executive Vice
                  President and Director, Federated Securities
                 Corp.; Trustee, Federated Shareholder Services
                                    Company.
------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle                       Executive Vice President and Secretary of the                  $0    $0
for the Trust and 43
Birth Date: October 26, 1938            Federated Fund Complex; Executive Vice
other investment
Federated Investors Tower               President, Secretary and Director, Federated
companies in the Fund
1001 Liberty Avenue                     Investors, Inc.; Trustee, Federated Investment
Complex
Pittsburgh, PA                          Management Company and Federated Investment
EXECUTIVE VICE PRESIDENT AND            Counseling; Director, Federated Global
 SECRETARY                              Investment Management Corp., Federated Services
                                        Company and Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas                       Treasurer of the Federated Fund Complex; Vice                  $0    $0
for the Trust and 43
Birth Date: June 17, 1954               President - Funds Financial Services Division,
other investment
Federated Investors Tower               Federated Investors, Inc.; formerly: various
companies in the Fund
1001 Liberty Avenue                     management positions within Funds Financial
Complex
Pittsburgh, PA                          Services Division of Federated Investors, Inc.
TREASURER
------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher                       President or Vice President of some of the Funds               $0    $0
for the Trust and 41
Birth Date: May 17, 1923                in the Federated Fund Complex; Director or
other investment
Federated Investors Tower               Trustee of some of the Funds in the Federated
companies in the Fund
1001 Liberty Avenue                     Fund Complex; Executive Vice President,
Complex
Pittsburgh, PA                          Federated Investors, Inc.; Chairman and
VICE PRESIDENT                          Director, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III                  Chief Investment Officer of this Fund and                      $0    $0
for the Trust and 42
Birth Date: March 3, 1949               various other Funds in the Federated Fund
other investment
Federated Investors Tower               Complex; Executive Vice President, Federated
companies in the Fund
1001 Liberty Avenue                     Investment Counseling, Federated Global
Complex
Pittsburgh, PA                          Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER                Investment Management Company and Passport
                   Research, Ltd.; Registered Representative,
                 Federated Securities Corp.; Portfolio Manager,
                     Federated Administrative Services; Vice
                 President, Federated Investors, Inc.; formerly:
                    Executive Vice President and Senior Vice
                   President, Federated Investment Counseling
                   Institutional Portfolio Management Services
                   Division; Senior Vice President, Federated
                   Investment Management Company and Passport
                                 Research, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Deborah A. Cunningham                   Deborah A. Cunningham is Vice President of the                 $0    $0
for the Trust and 6
Birth Date: September 15, 1959          Trust.  Ms. Cunningham joined Federated in 1981
other investment
Federated Investors Tower               and has been a Senior Portfolio Manager and a
companies in the Fund
1001 Liberty Avenue                     Senior Vice President of the Fund's Adviser
Complex
Pittsburgh, PA                          since 1997. Ms. Cunningham served as a Portfolio
VICE PRESIDENT                          Manager and a Vice President of the Fund's
                 Adviser from 1993 through 1996. Ms. Cunningham
                  is a Chartered Financial Analyst and received
                her M.B.A. in Finance from Robert Morris College.
------------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson                          Mary Jo Ochson is Vice President of the Trust.                 $0    $0
for the Trust and 7
Birth Date: September 12, 1953          Ms. Ochson joined Federated in 1982 and has been
other investment
Federated Investors Tower               a Senior Portfolio Manager and a Senior Vice
companies in the Fund
1001 Liberty Avenue                     President of the Fund's Adviser since 1996. From
Complex
Pittsburgh, PA                          1988 through 1995, Ms. Ochson served as a
VICE PRESIDENT                          Portfolio Manager and a Vice President of the
                    Fund's Adviser. Ms. Ochson is a Chartered
                  Financial Analyst and received her M.B.A. in
                   Finance from the University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


INVESTMENT ADVISER


The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services


Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR


Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
---------------------------------------------------------------------------------------------------------------
0.150 of 1%                                       on the first $250 million
---------------------------------------------------------------------------------------------------------------
0.125 of 1%                                       on the next $250 million
---------------------------------------------------------------------------------------------------------------
0.100 of 1%                                       on the next $250 million
---------------------------------------------------------------------------------------------------------------
0.075 of 1%                                       on assets in excess of $750 million
---------------------------------------------------------------------------------------------------------------



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES



For the Year Ended November 30                 1999                          1998                          1997
---------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                      $1,934,025                    $2,210,660                    $2,555,772
---------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction                   $  547,750                    $  595,406                    $  675,932
---------------------------------------------------------------------------------------------------------------
Administrative Fee                          364,564                    $  416,709                    $  482,402
---------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                 $  241,754                    $  276,335
---------------------------------------------------------------------------------------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended November 30, 1999.

Yield and Effective Yield are given for the 7-day period ended November 30, 1999.


                                          7-Day Period          1 Year                5 Years             10 Years
-------------------------------------------------------------------------------------------------------------------------
Total Return                                                    4.73%                 5.14%               4.97%
-------------------------------------------------------------------------------------------------------------------------
Yield                                     5.08%
-------------------------------------------------------------------------------------------------------------------------
Effective Yield                           5.21%
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

 . Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

 . Discount Corporation of New York 30-day Federal Agencies, a weekly quote of the average daily offering price for selected federated agency issues maturing in 30 days.

Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and 115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing


Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Addresses


TRUST FOR GOVERNMENT CASH RESERVES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600



Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants


Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116





PROSPECTUS

Trust for Short-Term
U.S. Government Securities

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          3
What are the Fund's Investment Strategies?                      4
What are the Principal Securities in Which the Fund Invests?    4
What are the Specific Risks of Investing in the Fund?           5
What do Shares Cost?                                            5
How is the Fund Sold?                                           6
How to Purchase Shares                                          6
How to Redeem Shares                                            7
Account and Share Information                                   8
Who Manages the Fund?                                           9
Financial Information                                          10
Independent Auditors' Report                                   19

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be
90 days or less.      WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?     All
mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Trust for Short-Term U.S. Government Securities as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 9%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 8.00%, 5.86%, 3.58%, 2.86%, 3.91%, 5.64%, 5.06%, 5.22%, 5.15% and
4.80% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.97% (quarter ended September 30, 1990). Its lowest quarterly return was 0.70%
(quarter ended June 30, 1993).      Average Annual Total Return Table     The
following table represents the Fund's Average Annual Total Returns for the
calendar periods ended December 31, 1999.      Calendar Period Fund 1 Year 4.80%
5 Years 5.17% 10 Years 5.00%     The Fund's 7-Day Net Yield as of December 31,
1999 was 5.08%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Trust for Short-Term U.S. Government Securities before its reorganization as a portfolio of Money Market Obligations Trust on April 26, 1999.

What are the Fund's Fees and Expenses?

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                          None
Exchange
Fee
None

Annual Fund Operating Expenses (Before
Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/1/
0.40%
Distribution (12b-1)
Fee                                                                     None
Shareholder Services
Fee/2/                                                                  0.25%
Other
Expenses
0.11%
Total Annual Fund Operating
Expenses                                                                0.76%
Total Waiver of Fund Expenses
(contractual)                                                           0.31%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                                0.45%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.29% for the fiscal year ended November 30, 1999. Shareholders must approve any change to the contractual waiver.
2 The shareholder services fee has been reduced. The shareholder services fee paid by the Fund (after the reduction) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year                                                      $  46
 3 Years                                                     $ 144
 5 Years                                                     $ 252
10 Years                                                     $ 567

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

  The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the economic outlook;
 . current short-term interest rates;
 . the Federal Reserve Board's policies regarding short-term interest rates; and
 . the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The Fund may invest in the following types of fixed income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other
securities to implement its investment strategy.      What do Shares Cost?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.     You will
become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number

 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

 Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration;

 . amount to be redeemed; and

 . signatures of all Shareholders exactly as registered

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;

 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and
local tax liability.      Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its
average daily net assets.     Financial Information      FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended November 30                       1999             1998               1997            1996              1995
Net Asset Value, Beginning of Period       $   1.00         $   1.00           $   1.00          $1.00          $   1.00
Income From Investment Operation:
Net investment income                          0.05             0.05               0.05           0.05              0.06
Less Distributions:
Distributions from net investment income      (0.05)           (0.05)             (0.05)         (0.05)            (0.06)
Net Asset Value, End of Period             $   1.00         $   1.00           $   1.00          $1.00          $   1.00
Total Return/1/                                4.75%            5.20%              5.20%          5.09%             5.63%

Ratios to Average Net Assets:
Expenses                                       0.45%            0.45%              0.45%          0.45%             0.45%
Net investment income                          4.65%            5.09%              5.07%          4.98%             5.47%
Supplemental Data:
Net assets, end of period (000 omitted)    $583,103         $597,685           $675,988         $844,108          $952,757

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements





Portfolio of Investments

NOVEMBER 30, 1999

Principal
Amount
Value
                           GOVERNMENT AGENCIES - 64.6%

$     4,000,000      Federal Farm Credit System, 5.400%,7/3/2000                                                   $    3,996,448
     55,000,000   1  Federal Home Loan Bank System Discount Notes, 5.490% - 5.615%, 1/21/2000 -3/1/2000                54,387,566
     23,000,000   2  Federal Home Loan Bank System Floating Rate Notes, 5.215% - 5.303%, 12/15/1999-                   22,990,905
                     2/12/2000
     34,500,000      Federal Home Loan Bank System, 4.790% - 6.125%, 1/14/2000 -10/27/2000                             34,491,200
     59,626,000   1  Federal Home Loan Mortgage Corp. Discount Notes, 5.110% - 5.590%, 1/10/2000-                     58,907,420
                     8/4/2000
     20,000,000   2  Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.278% - 5.423%, 12/17/1999-                19,994,106
                     12/22/1999
     82,500,000   1  Federal National Mortgage Association Discount Notes, 4.610% - 5.632%, 1/18/2000-                 81,474,251
                     6/22/2000
     34,000,000   2  Federal National Mortgage Association Floating Rate Notes, 5.240% -5.939%,                        33,984,004
                     12/15/1999 - 2/12/2000
     16,000,000      Federal National Mortgage Association, 4.820% - 5.180%, 1/28/2000 -5/5/2000                       15,995,691
     48,500,000   2  Student Loan Marketing Association Floating Rate Notes, 5.720% - 6.055%, 12/7/1999-               48,483,872
                     12/16/1999
      2,000,000      Student Loan Marketing Association, 6.045%,11/3/2000                                               1,998,910


                     TOTAL GOVERNMENT
AGENCIES                                                                         376,704,373
                     REPURCHASE AGREEMENTS41.4%3
     20,000,000      Bank of America, 5.780%, dated 11/30/1999, due 12/1/1999                                           20,000,000
     20,000,000      Bear, Stearns and Co., 5.740%, dated 11/30/1999, due 12/1/1999                                     20,000,000
      4,500,000      Deutsche Bank Financial, Inc., 5.680%, dated 11/30/1999, due 12/1/1999                              4,500,000
     10,000,000   4  Goldman Sachs Group, LP, 5.650%, dated 9/20/1999, due 1/19/2000                                    10,000,000
     19,000,000   4  Goldman Sachs Group, LP, 5.650%, dated 9/22/1999, due 1/21/2000                                    19,000,000
     13,000,000   4  Morgan Stanley Group, Inc., 5.590%, dated 11/17/1999, due 1/18/2000                                13,000,000
    120,000,000      PaineWebber Group, Inc., 5.740%, dated 11/30/1999, due 12/1/1999                                  120,000,000
     20,000,000      Paribas Corp., 5.780%, dated 11/30/1999, due 12/1/1999                                             20,000,000
     15,000,000      Toronto Dominion Securities (USA), Inc., 5.780%, dated 11/30/1999, due 12/1/1999                   15,000,000
                     TOTAL REPURCHASE AGREEMENTS                                                                       241,500,000
                     TOTAL INVESTMENTS (AT AMORTIZED COST)5                                                         $  618,204,373


1 Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($583,102,602) at November 30, 1999.

The following acronym is used throughout this portfolio:

LP-Limited Partnership

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999



Assets:
Investments in repurchase agreements                                                            $    241,500,000
Investments in securities                                                                            376,704,373
Total investments in securities, at amortized cost and value                                         618,204,373
Cash                                                                                                      94,605
Income receivable                                                                                      1,582,335
Receivable for shares sold                                                                               456,692
 TOTAL ASSETS                                                                                        620,338,005
Liabilities:
Payable for investments purchased                                        $  34,745,533
Income distribution payable                                                  2,440,853
Accrued expenses                                                                49,017
 TOTAL LIABILITIES                                                                                    37,235,403
Net Assets for 583,102,602 shares outstanding                                                   $    583,102,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$583,102,602 / 583,102,602 shares outstanding                                                              $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest                                                                                        $ 30,017,888
Expenses:
Investment adviser fee                                                 $  2,353,621
Administrative personnel and services fee                                   443,658
Custodian fees                                                               41,453
Directors'/Trustees' fees                                                    16,241
Auditing fees                                                                14,881
Legal fees                                                                   10,073
Portfolio accounting fees                                                    98,896
Shareholder services fee                                                  1,471,013
Share registration costs                                                     22,705
Printing and postage                                                         20,804
Insurance premiums                                                            2,633
Miscellaneous                                                                 3,127
 TOTAL EXPENSES                                                           4,499,105
Waivers:
Waiver of investment adviser fee              $   (665,987)
Waiver of shareholder services fee              (1,176,811)
 TOTAL WAIVERS                                                           (1,842,798)
Net expenses                                                                                       2,656,307
Net investment income                                                                           $ 27,361,581

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30                                                     1999                         1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                               $     27,361,581             $     33,320,259
Distributions to Shareholders:
Distributions from net investment income                                 (27,361,581)                 (33,320,259)
Share Transactions:
Proceeds from sale of shares                                           1,855,387,107                2,254,528,698
Net asset value of shares issued to shareholders in payment of             4,880,070                    4,826,995
 distributions declared
Cost of shares redeemed                                               (1,874,849,394)              (2,337,658,641)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                  (14,582,217)                 (78,302,948)
Change in net assets                                                     (14,582,217)                 (78,302,948)
Net Assets:
Beginning of period                                                      597,684,819                  675,987,767
End of period                                                       $    583,102,602             $    597,684,819

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Trust For Short-Term U.S. Government Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective April 26, 1999, the Fund became a portfolio of Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income
consistent with stability of principal and liquidity.      SIGNIFICANT
ACCOUNTING POLICIES     The following is a summary of significant accounting
policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting
principles.      Investment Valuations     The Fund uses the amortized cost
method to value its portfolio securities in accordance with Rule 2a-7 under the
Act.      Repurchase Agreements     It is the policy of the Fund to require the
custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.      When-Issued and Delayed Delivery Transactions     The Fund may
engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions
or the failure of counterparties to perform under the contract.      Use of
Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended November 30
1999                     1998
Shares sold
1,855,387,107            2,254,528,698
Shares issued to shareholders in payment of distributions declared
4,880,070                4,826,995
Shares redeemed
(1,874,849,394)          (2,337,658,641)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS
(14,582,217)             (78,302,948)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and
$30,000 per each additional class.      Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid is to obtain certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number
of accounts and transactions made by shareholders.      Portfolio Accounting
Fees     FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for
the period, plus out-of- pocket expenses.      General     Certain of the
Officers and Trustees of the Trust are Officers and Directors or Trustees of the
above companies.          Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF TRUST FOR SHORT TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Short Term U.S. Government Securities (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
January 14, 2000

NOTES

NOTES

NOTES

PROSPECTUS

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi- Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO OF FEDERATED AND ADDRESS]

Investment Company Act File No. 811-5950
Cusip 60934N781

8010415A (1/00)

[LOGO OF FEDERATED AND ADDRESS]

TRUST FOR
SHORT-TERM
U.S. GOVERNMENT
SECURITIES

A Portfolio of Money Market
Obligations Trust

JANUARY 31, 2000




STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES



A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Short-Term U.S. Government Securities (Fund), dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Addresses
Cusip 60934N781

8010415B (1/00)



How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the types of fixed income securities in which the Fund may invest.



  Treasury Securities

  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  Agency Securities


  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  Mortgage Backed Securities

  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.


  Zero Coupon Securities


  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



SPECIAL TRANSACTIONS

  Repurchase Agreements


  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.



  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.



  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default

  The Fund does not intend to engage in delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



  Asset Coverage


  In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.



INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The Fund's fundamental investment objective is high current income consistent with stability of principal and liquidity.

The types of short-term U.S. Government securities which the Fund may invest in include but are not limited to (1) direct obligations of the U.S. Treasury such as U.S. Treasury bonds, notes, bills and Treasury Certificates of Indebtedness;
(2) notes, bonds and discount notes of U.S. Government instrumentalities, such as Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Home Loan Banks, Farmers Home Administration, Federal National Mortgage Association, maturing in thirteen months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within thirteen months from the date of acquisition. A repurchase agreement is a contract between the Fund and a bank or other recognized financial institution providing for purchase and simultaneous agreement to resell U.S. Government securities for later delivery at an agreed upon price and rate of interest. The Fund will not enter into repurchase agreements with securities for later delivery at an agreed upon price and rate of interest. The Fund will not enter into repurchase agreements with securities dealers if such transactions constitute the purchase of an interest in such dealer under the Investment Company Act of 1940. The Fund may also purchase and sell short-term U.S. Government securities on a delayed- delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties. These purchases may occur a month or more before delivery is due. An instrumentality is a government agency organized under federal charter with government supervision. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the credit of the agency or instrumentality issuing the obligation.

The investment objective and policy may not be changed by the Board without shareholder approval, except that the underlined portion of the policy may be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Buying on Margin

The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed-delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

Selling Short
The Fund will not sell any securities short.



Pledging Assets

The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Borrowing Money and Issuing Senior Securities

The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of five percent (5%) of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

Lending
The Fund will not make loans to other persons provided, however, that the purchasing or holding of bonds, debentures, notes and Certificates of Indebtedness or other debt securities of the U.S. Government or its agencies or instrumentalities shall not be prohibited. In addition, the Fund may enter into repurchase agreements covering U.S. Government securities with banks and other financial institutions as permitted by its investment objective and policies.


Acquiring Securities
The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization or acquisition of assets.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



Underwriting


The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed by the Board unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Fund may invest in securities subject to restrictions or resale under the federal securities laws.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." In addition, the Fund complies with the diversification requirements of Rule 2a-7 (the "Rule"), which are more rigorous.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


For purposes of the commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of the Rule, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.


Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of January 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Canab Company, Hammond, IN, owned approximately 43,993,342 shares (7.90%); Frepath Company, Fremont, NE, 42,143,510 (7.56%); and National City, Cleveland, OH, owned approximately 28,276,236 shares (5.08%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Effective February 1, 2000, the Trust will be comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.


Name
Birth Date                                                                                   Aggregate
Total Compensation
Address                              Principal Occupations                                Compensation    From
Trust and Fund
Position With Trust                  for Past Five Years                                  From Fund
Complex
John F. Donahue*#+                   Chief Executive Officer and Director or Trustee         $       0    $0 for the Trust and 43
Birth Date: July 28, 1924            of the Federated Fund Complex; Chairman and                          other investment
Federated Investors Tower            Trustee, Federated Investment Management                             companies in the Fund
1001 Liberty Avenue                  Company; Chairman and Director, Federated                            Complex
Pittsburgh, PA                       Investors, Inc., Federated Investment                                Counseling
CHAIRMAN AND TRUSTEE                 and Federated Global Investment
Management
                                     Corp.; Chairman, Passport Research, Ltd.





Thomas G. Bigley                     Director or Trustee of the Federated Fund               $  909.23    $116,760.63 for the Trust
Birth Date: February 3, 1934         Complex; Director, Member of Executive                               and 43 other investment
15 Old Timber Trail                  Committee, Children's Hospital of Pittsburgh;                        companies  in the Fund
Pittsburgh, PA                       Director, Robroy Industries, Inc. (coated steel                      Complex
TRUSTEE                              conduits/computer storage equipment);formerly:
                                     Senior Partner, Ernst & Young LLP; Director,
MED
                                     3000 Group, Inc. (physician practice
                                     management); Director, Member of Executive
                                     Committee, University of Pittsburgh.




John T. Conroy, Jr.                  Director or Trustee of the Federated Fund               $1,000.31    $128,455.37 for the Trust
Birth Date: June 23, 1937            Complex; President, Investment Properties                            and 43 other investment
Grubb & Ellis/Investment Properties  Corporation; Senior Vice President, John R. Wood                     companies in the Fund
 Corporation             3201        and Associates, Inc., Realtors; Partner or                           Complex
 Tamiami Trail North                 Trustee in private real estate ventures in
Naples, FL                           Southwest Florida; formerly: President, Naples
TRUSTEE                              Property Management, Inc. and Northgate Village
                                     Development Corporation.




Nicholas P. Constantakis             Director or Trustee of the Federated Fund               $  447.50    $73,191.21 for the
Birth Date: September 3, 1939        Complex; Director, Michael Baker Corporation                         Trust and
175 Woodshire Drive                  (engineering, construction, operations and                           37 other investment
Pittsburgh, PA                       technical services); formerly: Partner, Andersen                     companies
TRUSTEE                              Worldwide SC.                                                        in the Fund Complex




John F. Cunningham                   Director or Trustee of some of the Federated            $  557.01    $93,190.48 for the
Birth Date: March 5, 1943            Fund Complex; Chairman, President and Chief                          Trust and
353 El Brillo Way                    Executive Officer, Cunningham & Co., Inc.                            37 other investment
Palm Beach, FL                       (strategic business consulting); Trustee                             companies
TRUSTEE                              Associate, Boston College; Director, Iperia                          in the Fund Complex
                                     Corp. (communications/software); formerly:
                                     Director, Redgate Communications and
EMC
                                     Corporation (computer storage systems).
                                     Previous Positions: Chairman of the Board and
                                     Chief Executive Officer, Computer Consoles,
                                     Inc.; President and Chief Operating Officer,
                                     Wang Laboratories; Director, First National Bank
                                     of Boston; Director, Apollo Computer, Inc.



J. Christopher Donahue+              President or Executive Vice President of the            $       0    $0 for the Trust and 30
Birth Date: April 11, 1949           Federated Fund Complex; Director or Trustee of                       other investment
Federated Investors Tower            some of the Funds in the Federated Fund Complex;                     companies in the Fund
1001 Liberty Avenue                  President, Chief Executive Officer and Director,                     Complex
Pittsburgh, PA                       Federated Investors, Inc.; President and
PRESIDENT AND TRUSTEE                Trustee, Federated Investment Management

                                     Company and Federated Investment Counseling;
                                     President and Director, Federated Global
                                     Investment Management Corp.; President, Passport
                                     Research, Ltd.; Trustee, Federated Shareholder
                                     Services Company; Director, Federated Services
                                     Company.





Lawrence D. Ellis, M.D.*             Director or Trustee of the Federated Fund               $  909.23    $116,760.63 for the Trust
Birth Date: October 11, 1932         Complex; Professor of Medicine, University of                        and 43 other investment
3471 Fifth Avenue                    Pittsburgh; Medical Director, University of                          companies in the Fund
Suite 1111                           Pittsburgh Medical Center - Downtown;                                Complex
Pittsburgh, PA                       Hematologist, Oncologist and
Internist,
TRUSTEE                              University of Pittsburgh Medical Center; Member,
                                     National Board of Trustees, Leukemia Society of
                                     America.





Peter E. Madden                      Director or Trustee of the Federated Fund               $  776.50    $109,153.60 for the Trust
Birth Date: March 16, 1942           Complex; formerly: Representative, Commonwealth                      and 43 other investment
One Royal Palm Way                   of Massachusetts General Court; President, State                     companies in the Fund
100 Royal Palm Way                   Street Bank and Trust Company and State Street                       Complex
Palm Beach, FL
Corporation.
TRUSTEE                              Previous Positions: Director, VISA USA and
VISA
                                     International; Chairman and Director,
                                     Massachusetts Bankers Association; Director,
                                     Depository Trust Corporation; Director, The
                                     Boston Stock Exchange.




Charles F. Mansfield, Jr.            Director or Trustee of some of the Federated            $  578.85    $102,573.91 for the Trust
Birth Date: April 10, 1945           Fund Complex; Executive Vice President, Legal                        and 40 other investment
80 South Road                        and External Affairs, Dugan Valve Contess, Inc.                      companies in the Fund
Westhampton Beach, NY                (marketing, communications, technology and                           Complex
TRUSTEE                              consulting); formerly Management Consultant.
                                     Previous Positions: Chief Executive Officer,
                                     PBTC International Bank; Partner, Arthur Young &
                                     Company (now Ernst & Young LLP); Chief Financial
                                     Officer of Retail Banking Sector, Chase
                                     Manhattan Bank; Senior Vice President, Marine
                                     Midland Bank; Vice President, Citibank;
                                     Assistant Professor of Banking and Finance,
                                     Frank G. Zarb School of Business, Hofstra
                                     University.



John E. Murray, Jr., J.D., S.J.D.#   Director or Trustee of the Federated Fund               $1,000.31    $128,455.37 for the Trust
Birth Date: December 20, 1932        Complex; President, Law Professor, Duquesne                          and 43 other investment
President, Duquesne University       University; Consulting Partner, Mollica &                            companies in the Fund
Pittsburgh, PA                       Murray; Director, Michael Baker Corp.                                Complex
TRUSTEE                              (engineering, construction, operations and
                                     technical services).
                                     Previous Positions: Dean and Professor of Law,
                                     University of Pittsburgh School of Law; Dean and
                                     Professor of Law, Villanova University School of Law.



Marjorie P. Smuts                    Director or Trustee of the Federated Fund               $  909.23    $116,760.63 for the Trust
Birth Date: June 21, 1935            Complex; Public Relations/Marketing/Conference                       and 43 other investment
4905 Bayard Street                   Planning.                                                            companies in the Fund
Pittsburgh, PA                       Previous Positions: National Spokesperson, Complex
TRUSTEE                              Aluminum Company of America; television
                                     producer; business owner.



John S. Walsh                        Director or Trustee of some of the Federated            $  557.01    $94,536.85 for the Trust
Birth Date: November 28, 1957        Fund Complex; President and Director, Heat                           and 39 other investment
2007 Sherwood Drive                  Wagon, Inc. (manufacturer of construction                            companies in the Fund
Valparaiso, IN                       temporary heaters); President and Director,                          Complex
TRUSTEE                              Manufacturers Products, Inc. (distributor of
                                     portable construction heaters); President,
                                     Portable Heater Parts, a division of
                                     Manufacturers Products, Inc.; Director, Walsh &
                                     Kelly, Inc. (heavy highway contractor);
                                     formerly: Vice President, Walsh & Kelly, Inc.


Edward C. Gonzales                   Trustee or Director of some of the Funds in the         $       0    $0 for the Trust and 42
Birth Date: October 22, 1930         Federated Fund Complex; President, Executive                         other investment
Federated Investors Tower            Vice President and Treasurer of some of the                          company in the
1001 Liberty Avenue                  Funds in the Federated Fund Complex; Vice                            Fund Complex
Pittsburgh, PA                       Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT             President, Federated Investment Management
                                     Company, Federated Investment Counseling,
                                     Federated Global Investment Management Corp. and
                                     Passport Research, Ltd.; Executive Vice
                                     President and Director, Federated Securities
                                     Corp.; Trustee, Federated Shareholder Services
                                     Company.





John W. McGonigle                    Executive Vice President and Secretary of the           $       0    $0 for the Trust and 43
Birth Date: October 26, 1938         Federated Fund Complex; Executive Vice                               other investment
Federated Investors Tower            President, Secretary and Director, Federated                         companies in the Fund
1001 Liberty Avenue                  Investors, Inc.; Trustee, Federated Investment                       Complex
Pittsburgh, PA                       Management Company and Federated Investment
EXECUTIVE VICE PRESIDENT AND         Counseling; Director, Federated Global
 SECRETARY                           Investment Management Corp., Federated Services
                                     Company and Federated Securities Corp.





Richard J. Thomas                    Treasurer of the Federated Fund Complex; Vice           $       0    $0 for the Trust and 43
Birth Date: June 17, 1954            President - Funds Financial Services Division,                       other investment
Federated Investors Tower            Federated Investors, Inc.; formerly: various                         companies in the Fund
1001 Liberty Avenue                  management positions within Funds Financial                          Complex
Pittsburgh, PA                       Services Division of Federated Investors, Inc.
TREASURER




Richard B. Fisher                    President or Vice President of some of the Funds        $       0    $0 for the Trust and 41
Birth Date: May 17, 1923             in the Federated Fund Complex; Director or                           other investment
Federated Investors Tower            Trustee of some of the Funds in the Federated                        companies in the Fund
1001 Liberty Avenue                  Fund Complex; Executive Vice President,                              Complex
Pittsburgh, PA                       Federated Investors, Inc.; Chairman and
VICE PRESIDENT                       Director, Federated Securities Corp.





William D. Dawson, III               Chief Investment Officer of this Fund and               $       0    $0 for the Trust and 42
Birth Date: March 3, 1949            various other Funds in the Federated Fund                            other investment
Federated Investors Tower            Complex; Executive Vice President, Federated                         companies in the Fund
1001 Liberty Avenue                  Investment Counseling, Federated Global                              Complex
Pittsburgh, PA                       Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER             Investment Management Company and Passport
                                     Research, Ltd.; Registered Representative,
                                     Federated Securities Corp.; Portfolio
                                     Manager, Federated Administrative Services;
                                     Vice President, Federated Investors, Inc.;
                                     formerly: Executive Vice President and
                                     Senior Vice President, Federated Investment
                                     Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice
                                     President, Federated Investment Management
                                     Company and Passport Research, Ltd.





Deborah A. Cunningham                Deborah A. Cunningham is Vice President of the          $       0    $0 for the Trust and 6
Birth Date: September 15, 1959       Trust.  Ms. Cunningham joined Federated in 1981                      other investment
Federated Investors Tower            and has been a Senior Portfolio Manager and a                        companies in the Fund
1001 Liberty Avenue                  Senior Vice President of the Fund's Adviser                          Complex
Pittsburgh, PA                       since 1997. Ms. Cunningham served as a Portfolio
VICE PRESIDENT                       Manager and a Vice President of the Fund's
                                     Adviser from 1993 through 1996. Ms. Cunningham
                                     is a Chartered Financial Analyst and received
                                     her M.B.A. in Finance from Robert Morris College.





Mary Jo Ochson                       Mary Jo Ochson is Vice President of the Trust.          $       0    $0 for the Trust and 7
Birth Date: September 12, 1953       Ms. Ochson joined Federated in 1982 and has been                     other investment
Federated Investors Tower            a Senior Portfolio Manager and a Senior Vice                         companies in the Fund
1001 Liberty Avenue                  President of the Fund's Adviser since 1996. From                     Complex
Pittsburgh, PA                       1988 through 1995, Ms. Ochson served as a
VICE PRESIDENT                       Portfolio Manager and a Vice President of the
                                     Fund's Adviser. Ms. Ochson is a Chartered
                                     Financial Analyst and received her M.B.A. in
                                     Finance from the University of Pittsburgh.





* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+  Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.



Other Related Services


Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTs

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended November 30                      1999                        1998
1997
Advisory Fee Earned                           $2,353,621                  $2,624,751
$2,876,062
Advisory Fee Reduction                        $  665,987                  $  721,130                     $
859,298
Administrative Fee                            $  443,658                  $  494,765                     $
542,857
Shareholder Services Fee                      $  294,202                  $  328,094


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.



Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and ten-year periods ended November 30, 1999.

Yield and Effective Yield are given for the 7-day period ended November 30, 1999.

                                          7-Day Period                   1 Year                5 Years
10 Years
Total Return                                                             4.75%
5.17%               5.02%
Yield                                     5.21%
Effective Yield                           5.35%



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.



You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and 115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW


Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses


TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116





PART C.         OTHER INFORMATION.
Item 23           Exhibits:

     (a)  (i) Conformed copy of Declaration of Trust of the Registrant; (12)

     (ii) Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (12)

     (iii)Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (17)

     (iv) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (17)

     (v) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (17)

     (vi) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (17)

     (vii)Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (17)

     (viii) Conformed copy of Amendment No. 8 to the Declaration of Trust of the Registrant; (10)

     (ix) Conformed copy of Amendment No. 9 to the Declaration of Trust of the Registrant; (15)

     (x) Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (16)

     (xi) Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (21)

     (xii)Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (21)

     (xiii) Conformed copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (23)

 (b)   (i)         Copy of By-Laws of the Registrant; (12)
       (ii)        Copy of Amendment No. 1 to By-Laws of the
                   Registrant; (17)
       (iii)       Copy of Amendment No. 2 to By-Laws of the  Registrant; (17)
       (iv)        Copy of Amendment No. 3 to By-Laws of the  Registrant; (17)
       (v)         Copy of Amendment No. 4 to By-Laws of the  Registrant; (17)
 (c)   See Appendix.

               (d) (i) Conformed copy of Investment Advisory Contract of the Registrant; (12) (ii) Conformed copy of Exhibit A to the Investment Advisory Contract of the
                                 Registrant; (12)
                     (iii) Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)
                     (iv) Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (12)
                     (v) Conformed copy of Exhibit E to the Investment Advisory Contract of the Registrant; (12)
                     (vi) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (12)
                     (vii) Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (21)
                     (viii) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (21)
                     (ix) Conformed copy of Exhibit J to the Investment Advisory Contract of the Registrant; (21)
                     (x) Conformed copy of Exhibit K to the Investment Advisory Contract of the Registrant; (21)
                     (xi) Conformed copy of Exhibit L to the Investment Advisory Contract of the Registrant; (21)
                     (xii) Conformed copy of Exhibit M to the Investment Advisory Contract of the Registrant; (21)
                     (xiii) Conformed copy of Exhibit N to the Investment Advisory Contract of the Registrant; (21)
                     (xiv) Conformed copy of Exhibit O to the Investment Advisory Contract of the Registrant; (21)
                     (xv) Conformed copy of Exhibit P to the Investment Advisory Contract of the Registrant; (21)
                     (xvi) Conformed copy of Exhibit Q to the Investment Advisory Contract of the Registrant; (21)
                     (xvii) Conformed copy of Exhibit R to the Investment Advisory Contract of the Registrant; (21)
                     (xviii) Conformed copy of Exhibit S to the Investment Advisory Contract of the
                                 Registrant; (23)
               (e)   (i) Conformed copy of Distributor's Contract of
                     the Registrant; (7) (ii) Conformed copy of
                     Exhibit A to the Distributor's Contract of the
                                 Registrant; (21)
                     (iii) Conformed copy of Exhibit C to the Distributor's Contract of the
                                 Registrant; (21)
                     (iv) Conformed copy of Exhibit D to the Distributor's Contract of the
                                 Registrant; (15)

                     (v)         Conformed copy of Exhibit F to the
                                 Distributor's Contract of the
                                 Registrant; (16)
                     (vi)        Conformed copy of Exhibit G to the
                                 Distributor's Contract of the
                                 Registrant; (21)
                     (vii)       Conformed copy of Exhibit H to the
                                 Distributor's Contract of the
                                 Registrant; (21)
                     (viii)      Conformed copy of Exhibit I to the
                                 Distributor's Contract of the
                                 Registrant; (21)
                     (ix)        Conformed copy of Exhibit J to the
                                 Distributor's Contract of the
                                 Registrant; (23)
                     (x)         Conformed copy of Distributor's
                                 Contract of the Registrant
                                 (Liberty U.S.Government Money
                                Market Trust - Class B Shares); (23)
                     (xi)        The Registrant hereby incorporates
                                 the conformed copy of the specimen
                                 Mutual Funds Sales and Service
                                 Agreement; Mutual Funds Service
                                 Agreement; and Plan Trustee/ Mutual
                                 Funds Service Agreement from Item
                                 24(b)(6) of the Cash Trust Series
                                 II Registration Statement on Form
                                 N-1A filed with the Commission on
                                 July 24, 1995.
           (File Nos. 33-38550 and 811-6269).
                   (f) Not applicable;
               (g)      (i)      Conformed copy of Custodian
                                 Agreement of the Registrant; (8)
                        (ii)     Conformed copy of Custodian Fee
                                 Schedule;   (17)
               (h)      (i)      Conformed copy of Amended and
                                 Restated Agreement for Fund
                                 Accounting Services,
                                 Administrative Services,
                                 Transfer Agency Services and
                                 Custody Services Procurement; (21)
                        (ii)     Conformed copy of Amended and
                                 Restated Shareholder Services
                                 Agreement of the Registrant; (21)
                        (iii)    Conformed copy of Principal
                                 Shareholder Services Agreement
                                 (Liberty U.S. Government Money
                                 Market Trust - Class B Shares);(23)
                        (iv)     Conformed copy of Shareholder
                                 Services Agreement (Liberty U.S.
                                 Government Money Market Trust -
                                 Class B Shares); (23)
                        (v)      Conformed copy of Shareholder
                                 Services Agreement (Massachusetts
                                 Municipal Cash Trust - Boston 1784
                                 Fund Shares); (24)

+        All exhibits filed electronically.

                      (vi) The responses described in Item
                      23(e)(xi) are hereby incorporated by
                      reference. (vii) The Registrant hereby
                      incorporates by reference the conformed copy
                      of the
                               Shareholder Services Sub-Contract
                               between Fidelity and Federated
                               Shareholder Services from Item
                               24(b)(9)(iii) of the Federated GNMA
                               Trust Registration Statement on
                               Form N-1A, filed with the
                               Commission on March 25, 1996 (File
                               Nos.
                               2-75670 and 811-3375).
             (i)              Conformed copy of Opinion and
                              Consent of Counsel as to legality of
                              shares being registered; (12)
             (j)      (i)     Conformed copy of Consent of Arthur
                              Andersen LLP for:
                              (a)      Automated Cash Management Trust; (22)
                              (b)    Federated Short-Term U.S. Government Trust;
                      (19)
                              (c)      Government Obligations Fund; (23)
                              (d)      Government Obligations Tax-Managed
                                              Fund;                 (23)
                              (e)      Prime Obligations Fund; (23)
                              (f)      Tax-Free Obligations Fund; (23)
                              (g)      Treasury Obligations Fund; (23)
                              (h)      Trust for Government Cash Reserves; (19)
                     (ii)    Conformed copy of Consent of Ernst & Young LLP for:
                              (a)      Automated Government Cash Reserves; (21)
                              (b)      Automated Treasury Cash Reserves; (21)
                              (c)      Municipal Obligations Fund; (23)
                              (d)      Prime Cash Obligations Fund; (23)
                              (e)      Prime Value Obligations Fund; (23)
                              (f)      U.S. Treasury Cash Reserves; (21)
                              (g)      Trust for U.S. Treasury Obligations; (22)
                              (h)      All state specific municipal portfolios
                                         of Money Market Obligations Trust,
                                        formerly, Federated Municipal Trust. +
                      (iii)   Conformed copy of Consent of Deloitte & Touche
                                     LLP for:
                              (a)      Automated Government Money Trust; (22)
                              (b)      Liquid Cash Trust; (20)
                              (c)      Money Market Management, Inc.; +
                              (d)      Money Market Trust; +
                              (e)      Federated Master Trust; Federated
                                       Tax-Free Trust; Trust for Government
                                       Cash Reserves; and Trust for Short-Term
                                        U.S. Government Obligations. +
             (k)      Not applicable;
             (l)      Conformed copy of Initial Capital Understanding; (12)

             (m)      (i) Conformed copy of Distribution Plan of
                      the Registrant; (16) (ii) Conformed copy of
                      Exhibit A to the Distribution Plan of the
                              Registrant; (16)
                      (iii)   Conformed copy of Exhibit B to the
                              Distribution Plan of the Registrant;
                              (21)
                      (iv)    The responses described in Item
                              23(e)(xi) are hereby incorporated by
                              reference.
             (n)      The Registrant hereby incorporates the
                      conformed copy of the specimen Multiple
                      Class Plan from Item 24(b)(18) of the World
                      Investment Series, Inc. Registration
                      Statement on Form N-1A, filed with the
                      Commission on January 26, 1996. (File Nos.
                      33-52149 and 811-07141).
             (o)      (i)     Conformed copy of Power of Attorney of the
                                    Registrant; (23)
                      (ii)    Conformed copy of Power of Attorney of
                              Chief Investment Officer of the Registrant; (23)
                      (iii)   Conformed copy of Power of Attorney of
          Treasurer of the Registrant; (18)
                      (iv)    Conformed copy of Power of Attorney of
                              Trustee of the Registrant; (23)
                      (v)     Conformed copy of Power of Attorney of Trustee of
                              the Registrant; (23)
                      (vi)    Conformed copy of Power of Attorney of Trustee of
                              the Registrant; (23)

Item 24.      Persons Controlled by or Under Common Control with the Fund:

              None

Item 25.      Indemnification:  (1)

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed September 28, 1999. (File Nos. 33-31602 and 811-5950).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).

Item 26.      Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:          William D. Dawson, III
                                                  Henry A. Frantzen
                                                  J. Thomas Madden

              Senior Vice Presidents:             Joseph M. Balestrino
                                                  David A. Briggs
                                                  Drew J. Collins
                                                  Jonathan C. Conley
                                                  Deborah A. Cunningham
                                                  Mark E. Durbiano
                                                  Jeffrey A. Kozemchak
                                                  Sandra L. McInerney
                                                  Susan M. Nason
                                                  Mary Jo Ochson
                                                  Robert J. Ostrowski

              Vice Presidents:                    Todd A. Abraham
                                                  J. Scott Albrecht
                                                  Arthur J. Barry
                                                  Randall S. Bauer
                                                  G. Andrew Bonnewell
                                                  Micheal W. Casey
                                                  Robert E. Cauley
                                                  Alexandre de Bethmann
B.       Anthony Delserone, Jr.
                                                  Michael P. Donnelly
                                                  Linda A. Duessel
                                                  Donald T. Ellenberger
                                                  Kathleen M. Foody-Malus
                                                  Thomas M. Franks
                                                  James E. Grefenstette
                                                  Marc Halperin
                                                  Patricia L. Heagy
                                                  Susan R. Hill
                                                  William R. Jamison
                                                  Constantine J. Kartsonas
                                                  Robert M. Kowit
                                                  Richard J. Lazarchic
                                                  Steven Lehman
                                                  Marian R. Marinack
                                                  William M. Painter
                                                  Jeffrey A. Petro
                                                  Keith J. Sabol
                                                  Frank Semack
                                                  Aash M. Shah
                                                  Michael W. Sirianni, Jr.
                                                  Christopher Smith
                                                  Edward J. Tiedge
                                                  Leonardo A. Vila
                                                  Paige M. Wilhelm
                                                  George B. Wright
              Assistant Vice Presidents:          Arminda Aviles
                                                  Nancy J. Belz
                                                  Lee R. Cunningham, II
                                                  James H. Davis, II
                                                  Jacqueline A. Drastal
                                                  Paul S. Drotch
                                                  Salvatore A. Esposito
                                                  Donna M. Fabiano
                                                  Gary E. Farwell
                                                  Eamonn G. Folan
                                                  John T. Gentry
                                                  John W. Harris
                                                  Nathan H. Kehm
                                                  John C. Kerber
                                                  Grant K. McKay
                                                  Christopher Matyszewski
                                                  Natalie F. Metz
                                                  Thomas Mitchell
                                                  Joseph M. Natoli
                                                  Trent Neville
                                                  Ihab Salib
                                                  Roberto Sanchez-Dahl, Sr.
                                                  James W. Schaub
                                                  John Sheehy
                                                  John Sidawi
                                                  Matthew K. Stapen
                                                  Diane Tolby
                                                  Timothy G. Trebilcock
                                                  Steven J. Wagner
                                                  Lori A. Wolff

              Secretary:                          G. Andrew Bonnewell

              Treasurer:                          Thomas R. Donahue

              Assistant Secretaries:              C. Grant Anderson
                                                  Karen M. Brownlee
                                                  Leslie K. Ross

              Assistant Treasurer:                Dennis McAuley, III

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

     (a) Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,    acts    as    principal    underwriter    for    the    following
open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director                                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                          --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley Assistant Treasurer,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable


Item 28.          Location of Accounts and Records:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Registrant                                   Federated Investors Tower
                                                      1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                                      Federated Investors Funds
                                                      5800 Corporate Drive
                                                      Pittsburgh, PA 15237-7000

         Federated Shareholder                        P.O. Box 8600
         Services Company                             Boston, MA 02266-8600
         ("Transfer Agent and Dividend
         Disbursing Agent")

         Federated Services Company                   Federated Investors Tower
         ("Administrator")                            1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779

         Federated Investment                         Federated Investors Tower
         Management Company                           1001 Liberty Avenue
         ("Adviser")                                  Pittsburgh, PA  15222-3779

         State Street Bank and                        P.O. Box 8600
         Trust Company                                Boston, MA 02266-8600
         ("Custodian")

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 2000.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           January 28, 2000

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



NAME                                                     TITLE                                   DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                                 Attorney In Fact                   January 28, 2000
      ASSISTANT SECRETARY                            For the Persons
                                                     Listed Below

      NAME                                              TITLE

John F. Donahue*                                       Chairman and Trustee
                                                       (Chief Executive Officer)

J. Christopher Donahue*                                President and Trustee

Richard J. Thomas*                                     Treasurer(Principal Financial and
                                                       Accounting Officer)

William D. Dawson, III*                                Chief Investment Officer

Thomas G. Bigley*                                      Trustee

John T. Conroy, Jr.*                                   Trustee

Nicholas P. Constantakis*                              Trustee

John F. Cunningham*                                    Trustee

Lawrence D. Ellis, M.D.*                               Trustee

Peter E. Madden*                                       Trustee

Charles F. Mansfield, Jr.*                             Trustee

John E. Murray, Jr., J.D., S.J.D.*                     Trustee

Marjorie P. Smuts*                                     Trustee

John S. Walsh*                                         Trustee

*By Power of Attorney


                                                     Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).

(iii)Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).

(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).

(v) California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).

(vii)Federated   Master  Trust;   (Response  is  incorporated  by  reference  to
     Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).

(viii) Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-5035).

(ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).

(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).

(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).

(xii)Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).

(xiii)  Liquid  Cash  Trust;   (Response   is   incorporated   by  reference  to
     Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).

(xiv)Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).

(xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xvi)Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional
     Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xix)North  Carolina   Municipal  Cash  Trust;   (Response  is  incorporated  by
     reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xxi)Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and 811-5911).

(xxiii)  Pennsylvania  Municipal Cash Trust -  Institutional  Service Shares and
     Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29,1996. File Nos. 33-31259 and 811-5911).

(xxv)Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).

(xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).

(xxvii)  Trust  for  Short-Term  U.S.   Government   Securities;   (Response  is
     incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).

(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. (File Nos. 2-49591 and 811-2430).

(xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).